UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 – March 31, 2005

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2005. The schedules have not been audited.

EQ Advisors Trust

Quarterly Report

March 31, 2005

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc^	307,900	$7,543,550
Autoliv, Inc.	113,500	5,408,275
BorgWarner, Inc^	315,600	15,363,408
Dana Corp.	581,800	7,441,222
Lear Corp^	414,625	18,392,765
Magna International, Inc., Class A^	272,400	18,223,560

		72,372,780

Hotels, Restaurants & Leisure (2.1%)
McDonald’s Corp.	132,400	4,122,936
Starbucks Corp.*	870,790	44,985,011
Wynn Resorts Ltd.*^	2,155,570	146,018,312

		195,126,259

Household Durables (1.7%)
D.R. Horton, Inc.	2,372,020	69,357,865
Lennar Corp., Class A	1,190,340	67,468,471
Newell Rubbermaid, Inc.	916,300	20,103,622

		156,929,958

Internet & Catalog Retail (3.3%)
Amazon.com, Inc.*^	4,769,588	163,453,781
eBay, Inc.*	3,997,742	148,955,867

		312,409,648

Media (3.4%)
Comcast Corp., Class A*	2,200,800	74,343,024
Interpublic Group of Cos., Inc.*^	1,437,800	17,656,184
Time Warner, Inc.*	5,204,300	91,335,465
Viacom, Inc., Class B	980,400	34,147,332
Walt Disney Co.	955,400	27,448,642
XM Satellite Radio Holdings, Inc., Class A*^	2,328,600	73,350,900

		318,281,547

Multiline Retail (0.7%)
Federated Department Stores, Inc.	601,200	38,260,368
Nordstrom, Inc.	215,500	11,934,390
Target Corp.	354,300	17,722,086

		67,916,844

Specialty Retail (1.2%)
Home Depot, Inc.	1,074,300	41,081,232
Limited Brands	988,600	24,022,980
Lowe’s Cos., Inc^	366,200	20,906,358
Office Depot, Inc.*^	1,156,200	25,644,516

		111,655,086

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	604,100	20,231,309
V.F. Corp.	198,600	11,745,204

		31,976,513

Total Consumer Discretionary		1,266,668,635

Consumer Staples (6.4%)
Beverages (1.0%)
Coca-Cola Co.	1,148,800	47,870,496
Molson Coors Brewing Co^	18,200	1,404,494
PepsiCo, Inc.	806,600	42,773,998

		92,048,988

Food & Staples Retailing (2.1%)
Kroger Co.*^	1,303,600	20,896,708
Safeway, Inc.*	1,205,500	22,337,915
SUPERVALU, Inc.	467,900	15,604,465
Wal-Mart Stores, Inc.	1,937,500	97,088,125
Whole Foods Market, Inc.^	414,120	42,294,076

		198,221,289

Food Products (0.4%)
Sara Lee Corp.	808,200	$17,909,712
Unilever N.V. (N.Y. Shares)	277,800	19,007,076

		36,916,788

Household Products (0.7%)
Procter & Gamble Co.^	1,215,400	64,416,200

Tobacco (2.2%)
Altria Group, Inc.	2,600,300	170,033,617
UST, Inc.	739,000	38,206,300

		208,239,917

Total Consumer Staples		599,843,182

Energy (7.6%)
Oil & Gas (7.6%)
ChevronTexaco Corp.	2,846,400	165,973,584
ConocoPhillips	701,199	75,617,300
Exxon Mobil Corp.	6,672,400	397,675,040
Marathon Oil Corp.^	939,900	44,100,108
Occidental Petroleum Corp.	453,850	32,300,505

Total Energy		715,666,537

Financials (18.6%)
Capital Markets (3.0%)
Ameritrade Holding Corp.*^	7,390,520	75,457,209
Goldman Sachs Group, Inc.	501,900	55,203,981
Janus Capital Group, Inc^	1,200,970	16,753,532
Lehman Brothers Holdings, Inc.	287,900	27,108,664
Merrill Lynch & Co., Inc.	1,005,300	56,899,980
Morgan Stanley	770,800	44,128,300
Piper Jaffray Cos.*^	9,004	329,456

		275,881,122

Commercial Banks (6.0%)
Bank of America Corp.	3,777,000	166,565,700
Comerica, Inc^	443,700	24,438,996
Huntington Bancshares, Inc.	1,015,700	24,275,230
KeyCorp^	1,112,900	36,113,605
National City Corp.	857,800	28,736,300
SunTrust Banks, Inc.	418,400	30,154,088
U.S. Bancorp	2,201,000	63,432,820
Wachovia Corp.	1,900,400	96,749,364
Wells Fargo & Co.	1,530,800	91,541,840

		562,007,943

Consumer Finance (0.3%)
American Express Co^	610,100	31,340,837

Diversified Financial Services (4.0%)
Citigroup, Inc.	5,730,400	257,524,176
JPMorgan Chase & Co.	3,224,752	111,576,419

		369,100,595

Insurance (3.3%)
ACE Ltd.	268,900	11,097,503
Allstate Corp.	668,400	36,133,704
American International Group, Inc.	1,489,206	82,516,905
Chubb Corp.	400,600	31,755,562
Genworth Financial, Inc., Class A	837,300	23,042,496
Hartford Financial Services Group, Inc.	559,600	38,366,176
MetLife, Inc.	602,400	23,553,840
PartnerReinsurance Ltd.^	120,300	7,771,380
St. Paul Travelers Cos., Inc.^	1,122,865	41,242,831
XL Capital Ltd., Class A	232,700	16,840,499

		312,320,896

Thrifts & Mortgage Finance (2.0%)
Astoria Financial Corp^	925,500	23,415,150

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Countrywide Financial Corp.	830,400	$26,954,784
Fannie Mae	905,100	49,282,695
Freddie Mac	608,500	38,457,200
MGIC Investment Corp.	136,900	8,442,623
Washington Mutual, Inc.^	1,025,600	40,511,200

		187,063,652

Total Financials		1,737,715,045

Health Care (11.0%)
Biotechnology (5.6%)
Affymetrix, Inc.*^	3,062,038	131,177,708
Amgen, Inc.*	603,300	35,118,093
Applera Corp.-Celera Genomics Group*^	3,229,080	33,098,070
Applera Group- Applied Biosystems Group	5,993,730	118,316,230
Genentech, Inc.*	1,469,860	83,208,774
Gilead Sciences, Inc.*	2,126,750	76,137,650
Human Genome Sciences, Inc.*^	4,693,150	43,270,843

		520,327,368

Health Care Equipment & Supplies (0.3%)
Hospira, Inc.*	73,040	2,357,001
Medtronic, Inc.	595,900	30,361,105

		32,718,106

Health Care Providers & Services (0.5%)
AmerisourceBergen Corp.	193,100	11,062,699
Medco Health Solutions, Inc.*	635,200	31,486,864

		42,549,563

Pharmaceuticals (4.6%)
Abbott Laboratories	730,400	34,051,248
Bristol-Myers Squibb Co^	924,800	23,545,408
Eli Lilly & Co.	524,700	27,336,870
Forest Laboratories, Inc.*	1,653,080	61,081,306
Johnson & Johnson^	1,387,300	93,171,068
Merck & Co., Inc.	2,193,000	70,987,410
Pfizer, Inc.	3,639,400	95,607,038
Wyeth	626,400	26,421,552

		432,201,900

Total Health Care		1,027,796,937

Industrials (9.3%)
Aerospace & Defense (0.9%)
Boeing Co.	485,800	28,399,868
Goodrich Corp.	884,100	33,852,189
Honeywell International, Inc.	478,600	17,808,706

		80,060,763

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	526,000	38,261,240

Commercial Services & Supplies (1.5%)
Apollo Group, Inc., Class A*^	1,904,120	141,019,127

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A	348,000	24,888,960
Hubbell, Inc., Class B	411,900	21,048,090

		45,937,050

Industrial Conglomerates (4.8%)
3M Co.	365,900	31,353,971
General Electric Co.	9,807,800	353,669,268
Textron, Inc.	497,300	37,108,526
Tyco International Ltd^	955,800	32,306,040

		454,437,805

Machinery (0.4%)
Crane Co.	50,000	1,439,500
Eaton Corp.	597,800	39,096,120

		40,535,620

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	520,200	$28,054,386
CSX Corp.	263,400	10,970,610
Norfolk Southern Corp.	964,296	35,727,167

		74,752,163

Total Industrials		875,003,768

Information Technology (26.1%)
Communications Equipment (5.7%)
Cisco Systems, Inc.*	3,280,600	58,689,934
Corning, Inc.*	10,997,790	122,405,403
JDS Uniphase Corp.*^	39,572,180	66,085,541
Juniper Networks, Inc.*	7,055,860	155,652,271
Nortel Networks Corp.*	4,931,000	13,461,630
QUALCOMM, Inc.	2,762,108	101,231,258
Tellabs, Inc.*	1,860,500	13,581,650

		531,107,687

Computers & Peripherals (5.6%)
Dell, Inc.*	1,200,600	46,127,052
Hewlett-Packard Co.	4,216,475	92,509,462
International Business Machines Corp.	967,900	88,446,702
Network Appliance, Inc.*^	4,053,171	112,110,710
PalmOne, Inc.*‡^	4,298,780	109,103,036
Quantum Corp.*^	273,800	796,758
Sun Microsystems, Inc.*	17,894,590	72,294,144

		521,387,864

Electronic Equipment & Instruments (0.8%)
Avnet, Inc.*	510,000	9,394,200
Flextronics International Ltd.*	1,282,575	15,442,203
Ingram Micro, Inc., Class A*	1,144,475	19,078,398
Sanmina-SCI Corp.*	823,600	4,299,192
Solectron Corp.*	3,426,500	11,889,955
Tech Data Corp.*	52,700	1,953,062
Vishay Intertechnology, Inc.*^	795,300	9,885,579

		71,942,589

Internet Software & Services (3.5%)
CNET Networks, Inc.*‡^	12,441,790	117,450,497
RealNetworks, Inc.*^	6,873,806	39,730,599
VeriSign, Inc.*	1,455,750	41,780,025
Yahoo!, Inc.*	3,829,960	129,835,644

		328,796,765

IT Services (0.2%)
Electronic Data Systems Corp.	1,103,500	22,809,345

Semiconductors & Semiconductor Equipment (6.3%)
Advanced Micro Devices, Inc.*^	3,967,420	63,954,810
Broadcom Corp., Class A*	5,156,330	154,277,394
Intel Corp.	3,042,900	70,686,567
KLA-Tencor Corp.*	2,110,623	97,109,764
PMC-Sierra, Inc.*	4,791,071	42,161,425
Silicon Laboratories, Inc.*‡^	4,949,270	147,042,812
Texas Instruments, Inc.	809,200	20,626,508

		595,859,280

Software (4.0%)
Electronic Arts, Inc.*	625,535	32,390,202
Microsoft Corp.	6,754,600	163,258,682
NAVTEQ Corp.*	1,177,480	51,043,758
Oracle Corp.*	2,446,300	30,529,824
Symantec Corp.*^	4,542,000	96,880,860

		374,103,326

Total Information Technology		2,446,006,856

Materials (1.8%)
Chemicals (0.5%)
Dow Chemical Co.	94,900	4,730,765

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
DuPont (E.I.) de Nemours & Co.	178,200	$9,130,968
Hercules, Inc.*	603,400	8,737,232
PPG Industries, Inc.	360,200	25,761,504

		48,360,469

Construction Materials (0.2%)
Martin Marietta Materials, Inc^	397,600	22,233,792

Metals & Mining (0.4%)
Alcoa, Inc.	204,600	6,217,794
United States Steel Corp^	590,500	30,026,925

		36,244,719

Paper & Forest Products (0.7%)
Georgia-Pacific Corp.	978,600	34,730,514
International Paper Co.^	735,600	27,062,724

		61,793,238

Total Materials		168,632,218

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.5%)
BellSouth Corp.	1,357,500	35,688,675
Level 3 Communications, Inc.*‡^	42,321,360	87,182,002
SBC Communications, Inc.	2,703,025	64,034,662
Sprint Corp.	2,113,850	48,090,087
Verizon Communications, Inc.	2,595,700	92,147,350

Total Telecommunication Services		327,142,776

Utilities (1.8%)
Electric Utilities (1.5%)
Alliant Energy Corp.	805,900	21,582,002
American Electric Power Co., Inc.	991,300	33,763,678
Entergy Corp.	505,600	35,725,696
FirstEnergy Corp.	654,100	27,439,495
Northeast Utilities	1,001,300	19,295,051
Xcel Energy, Inc.	331,400	5,693,452

		143,499,374

Multi-Utilities & Unregulated Power (0.3%)
Sempra Energy^	626,000	24,939,840

Total Utilities		168,439,214

Total Common Stocks (99.6%) (Cost $8,551,326,465)		9,332,915,168

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (9.8%)
Banc of America Securities LLC
2.81%, 5/3/05	$10,000,000	10,000,000
Banco Bilbao Viz Argentaria N.Y.
2.67%, 7/20/05 (l)	45,987,944	45,987,944
Barclays Capital
2.85%, 4/1/05	54,159,780	54,159,780
Barclays London
2.72%, 5/11/05	32,000,393	32,000,393
2.74%, 5/11/05	50,021,462	50,021,462
Bayerische Landesbank N.Y.
2.85%, 5/1/06 (l)	49,998,343	49,998,343
BNP Paribas N.Y.
2.86%, 8/17/05 (l)	9,997,138	9,997,138
2.84%, 10/11/05 (l)	24,995,252	24,995,252
Canadian Imperial Bank N.Y.
2.85%, 2/23/07 (l)	49,978,902	49,978,902
CC USA, Inc.
2.70%, 4/29/05	4,970,967	4,970,967
CDC Financial, Inc.
2.98%, 5/2/05 (l)	20,000,000	20,000,000
Concord Minutemen C.C. LLC, Series A
2.77%, 4/14/05 (l)	$14,999,740	$14,999,740
2.87%, 5/24/05	9,930,333	9,930,333
Credit Suisse First Boston N.Y.
3.00%, 9/19/05 (l)	25,000,000	25,000,000
Crown Point Capital Company LLC
2.70%, 5/6/05	4,967,869	4,967,869
Deutsche Bank Financial
3.00%, 1/12/07 (l)	20,000,000	20,000,000
General Electric Capital Corp.
2.96%, 3/29/06 (l)	7,003,482	7,003,482
2.93%, 3/31/06 (l)	25,000,000	25,000,000
2.98%, 5/12/06 (l)	25,065,011	25,065,011
Giro Funding U.S. Corp.
2.97%, 6/15/05	2,977,383	2,977,383
Goldman Sachs Group LP
2.79%, 2/15/06 (l)	5,000,279	5,000,279
HSBC Finance Corp.
2.68%, 4/4/05	6,000,000	6,000,000
ING USA
2.88%, 5/18/05	61,999,999	61,999,999
Landesbank Baden-Wuerttemberg N.Y.
3.09%, 3/29/06 (l)	21,989,279	21,989,279
Merrill Lynch & Co., Inc.
2.80%, 5/5/06 (l)	10,000,000	10,000,000
Merrill Lynch Mortgage Capital
2.98%, 4/7/05 (l)	4,000,000	4,000,000
2.98%, 4/12/05 (l)	29,000,000	29,000,000
Monumental Global Funding II
2.65%, 4/10/06 (l)	25,055,712	25,055,712
Morgan Stanley
2.87%, 4/1/05 (l)	20,000,000	20,000,000
2.93%, 5/1/06 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
2.83%, 2/16/07 (l)	5,497,398	5,497,398
New York Life Insurance
2.96%, 6/30/05 (l)	20,000,000	20,000,000
Nordea Bank N.Y.
2.87%, 9/6/05 (l)	14,995,400	14,995,400
Royal Bank of Canada N.Y.
2.80%, 6/27/05 (l)	99,992,644	99,992,644
Royal Bank of Scotland London
2.73%, 7/5/06 (l)	5,994,673	5,994,673
Swedbank N.Y.
2.81%, 7/14/06 (l)	9,992,934	9,992,934
Transamerica Occidental Life Insurance
2.96%, 3/31/06 (l)	30,000,000	30,000,000
United of Omaha Life Insurance
2.84%, 4/1/05 (l)	25,000,000	25,000,000
Westdeutsche Landesbank N.Y.
2.84%, 6/22/05 (l)	27,998,231	27,998,231

Total Short-Term Investments of Cash Collateral for Securities Loaned		919,570,548

Time Deposit (0.3%)
JPMorgan Chase Nassau
2.24%, 4/1/05	23,713,517	23,713,517

Total Short-Term Debt Securities (10.1%) (Amortized Cost $943,284,065)		943,284,065

Total Investments (109.7%) (Cost/Amortized Cost $9,494,610,530)		10,276,199,233
Other Assets Less Liabilities (-9.7%)		(906,892,861)

Net Assets (100%)		$9,369,306,372

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Investments in companies which were affiliates for the three months ended March 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value March 31, 2005	Dividend Income	Realized Gain (Loss)
CNET Networks, Inc.	$127,484,532	$12,742,352	$2,556,575	$117,450,497	$—	$20,014
Level 3 Communications	126,780,373	11,585,422	—	87,182,002	—	—
PalmOne, Inc.	86,645,036	44,615,709	6,828,740	109,103,036	—	(1,185,915)
Silicon Laboratories, Inc.	166,174,863	7,558,463	—	147,042,812	—	—

	$507,084,804			$460,778,347	$—	$(1,165,901)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,026,170,558
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	1,140,287,967

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,347,861,091
Aggregate gross unrealized depreciation	(599,981,845)

Net unrealized appreciation	$747,879,246

Federal income tax cost of investments	$9,528,319,987

At March 31, 2005, the Portfolio had loaned securities with a total value of $893,189,159. This was secured by collateral of $919,570,548 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $201,682 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $2,864,465,889 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.2%)
Auto Components (0.9%)
Johnson Controls, Inc.	445,400	$24,835,504

Automobiles (0.9%)
Harley-Davidson, Inc.	446,000	25,760,960

Hotels, Restaurants & Leisure (2.6%)
Carnival Corp.^	593,700	30,759,597
Royal Caribbean Cruises Ltd.^	241,100	10,774,759
Wendy’s International, Inc.^	874,400	34,136,576

		75,670,932

Household Durables (1.4%)
Fortune Brands, Inc.	423,800	34,170,994
Pulte Homes, Inc.	76,000	5,595,880

		39,766,874

Media (9.3%)
Clear Channel Communications, Inc.	160,800	5,542,776
Comcast Corp., Special Class A*	2,249,700	75,139,980
News Corp., Class A	1,873,900	31,706,388
Time Warner, Inc.*	3,707,900	65,073,645
Viacom, Inc., Class B	2,415,800	84,142,314
Westwood One, Inc.*	196,800	4,004,880

		265,609,983

Specialty Retail (4.1%)
Bed Bath & Beyond, Inc.*	645,200	23,575,608
Home Depot, Inc.	1,573,600	60,174,464
Lowe’s Cos., Inc.	582,500	33,254,925

		117,004,997

Total Consumer Discretionary		548,649,250

Consumer Staples (7.2%)
Food Products (0.1%)
Dean Foods Co.*^	46,600	1,598,380

Household Products (1.4%)
Procter & Gamble Co.	763,400	40,460,200

Personal Products (2.2%)
Avon Products, Inc.	1,474,900	63,332,206

Tobacco (3.5%)
Altria Group, Inc.	1,322,300	86,465,197
Loews Corp.- Carolina Group	366,400	12,127,840

		98,593,037

Total Consumer Staples		203,983,823

Energy (13.6%)
Energy Equipment & Services (3.7%)
Baker Hughes, Inc.	634,300	28,220,007
Halliburton Co.	721,800	31,217,850
Nabors Industries Ltd.*^	664,400	39,292,616
Schlumberger Ltd.	87,500	6,167,000

		104,897,473

Oil & Gas (9.9%)
BP plc (ADR)	660,500	41,215,200
ChevronTexaco Corp.	331,800	19,347,258
ConocoPhillips	782,600	84,395,584
Exxon Mobil Corp.	933,100	55,612,760
Noble Energy, Inc.^	1,020,000	69,380,400
Occidental Petroleum Corp.	199,000	14,162,830

		284,114,032

Total Energy		389,011,505

Financials (25.3%)
Capital Markets (3.9%)
Franklin Resources, Inc.	131,600	$9,034,340
Lehman Brothers Holdings, Inc.	221,700	20,875,272
Merrill Lynch & Co., Inc.	807,200	45,687,520
Morgan Stanley	633,300	36,256,425

		111,853,557

Commercial Banks (3.4%)
Bank of America Corp.	1,554,270	68,543,307
North Fork Bancorp, Inc.	1,031,900	28,624,906

		97,168,213

Consumer Finance (0.5%)
MBNA Corp.	576,300	14,148,165

Diversified Financial Services (7.1%)
Citigroup, Inc.	2,732,898	122,816,436
JPMorgan Chase & Co.	2,277,976	78,817,970

		201,634,406

Insurance (8.3%)
ACE Ltd.^	1,879,200	77,554,584
Allstate Corp.	215,000	11,622,900
American International Group, Inc.	1,841,300	102,026,433
Axis Capital Holdings Ltd.	953,300	25,777,232
MetLife, Inc.^	508,500	19,882,350

		236,863,499

Thrifts & Mortgage Finance (2.1%)
Fannie Mae	1,120,100	60,989,445

Total Financials		722,657,285

Health Care (9.4%)
Health Care Equipment & Supplies (2.4%)
Boston Scientific Corp.*	2,293,400	67,173,686

Health Care Providers & Services (5.1%)
Caremark Rx, Inc.*	863,800	34,361,964
Health Management Associates, Inc., Class A^	725,500	18,993,590
UnitedHealth Group, Inc.	178,200	16,996,716
WellPoint, Inc.*	599,200	75,109,720

		145,461,990

Pharmaceuticals (1.9%)
Forest Laboratories, Inc.*	500,700	18,500,865
Pfizer, Inc.	1,171,400	30,772,678
Wyeth	132,400	5,584,632

		54,858,175

Total Health Care		267,493,851

Industrials (10.4%)
Aerospace & Defense (1.2%)
Northrop Grumman Corp.	158,200	8,539,636
United Technologies Corp.	243,400	24,744,044

		33,283,680

Building Products (0.9%)
American Standard Cos., Inc.^	544,800	25,322,304

Electrical Equipment (0.4%)
Emerson Electric Co.	160,600	10,427,758

Industrial Conglomerates (5.8%)
3M Co.	399,900	34,267,431
General Electric Co.	3,691,900	133,129,914

		167,397,345

Machinery (0.3%)
Ingersoll-Rand Co., Class A	111,600	8,888,940

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	183,800	$9,912,334
Union Pacific Corp.	592,500	41,297,250

		51,209,584

Total Industrials		296,529,611

Information Technology (7.6%)
Communications Equipment (0.2%)
QUALCOMM, Inc.	194,100	7,113,765

Computers & Peripherals (0.2%)
EMC Corp.*	528,100	6,506,192

IT Services (1.2%)
Fiserv, Inc.*^	887,900	35,338,420

Semiconductors & Semiconductor Equipment (0.8%)
Agere Systems, Inc., Class A*^	1	1
Applied Materials, Inc.*	399,300	6,488,625
Maxim Integrated Products, Inc.^	368,000	15,040,160

		21,528,786

Software (5.2%)
Microsoft Corp.	5,145,800	124,373,986
Oracle Corp.*	543,600	6,784,128
Symantec Corp.*	748,000	15,954,840

		147,112,954

Total Information Technology		217,600,117

Materials (2.4%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	778,300	49,258,607

Metals & Mining (0.7%)
Alcoa, Inc.	656,800	19,960,152

Total Materials		69,218,759

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.7%)
BellSouth Corp.	442,500	11,633,325
SBC Communications, Inc.	535,500	12,685,995
Verizon Communications, Inc.	678,700	24,093,850

Total Telecommunication Services		48,413,170

Utilities (1.9%)
Electric Utilities (1.9%)
Entergy Corp.	521,100	36,820,926
FPL Group, Inc.	217,400	8,728,610
PPL Corp.	170,600	9,210,694

Total Utilities		54,760,230

Total Common Stocks (98.7%) (Cost $2,435,572,905)		2,818,317,601

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (2.0%)
Bank of America Securities LLC
2.81%, 5/3/05	$5,000,000	5,000,000
Barclays Capital
2.85%, 4/1/05	1,965,957	1,965,957
BNP Paribas N.Y.
2.84%, 10/11/05(l)	9,998,100	9,998,100
CC USA, Inc.
2.70%, 4/29/05	1,988,387	1,988,387
Concord Minutemen C.C. LLC, Series A
2.87%, 5/24/05	$2,979,100	$2,979,100
Galaxy Funding, Inc.
2.74%, 5/4/05	1,988,516	1,988,516
General Electric Capital Corp.
2.98%, 5/12/06(l)	5,013,002	5,013,002
Giro Funding U.S. Corp.
2.97%, 6/15/05	1,984,922	1,984,922
HSBC Finance Corp.
2.68%, 4/4/05	1,991,842	1,991,842
ING USA
2.88%, 5/18/05	3,000,000	3,000,000
Landesbank Baden-Wuerttemberg N.Y.
3.09%, 3/29/06(l)	9,994,504	9,994,504
Merrill Lynch Mortgage Capital
2.98%, 4/7/05(l)	6,000,000	6,000,000
New York Life Insurance
2.96%, 6/30/05	1,700,000	1,700,000
Westdeutsche Landesbank N.Y.
2.84%, 6/22/05(l)	4,999,684	4,999,684

Total Short-Term Investments of Cash Collateral for Securities Loaned		58,604,014

Time Deposit (1.3%)
JPMorgan Chase Nassau
2.24%, 4/1/05	36,205,191	36,205,191

Total Short-Term Debt Securities (3.3%) (Amortized Cost $94,809,205)		94,809,205

Total Investments (102.0%) (Cost/Amortized Cost $2,530,382,110)		2,913,126,806
Other Assets Less Liabilities (-2.0%)		(57,420,250)

Net Assets (100%)		$2,855,706,556

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$306,285,184
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	286,146,056

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$461,318,097
Aggregate gross unrealized depreciation	(83,919,699)

Net unrealized appreciation	$377,398,398

Federal income tax cost of investments	$2,535,728,408

At March 31, 2005, the Portfolio had loaned securities with a total value $58,897,207. This was secured by collateral of $58,604,014 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $15,566 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $170,824,711 of which $70,368,500 expires in the year 2010, and $100,456,211 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (13.4%)
Asset Backed Securities (0.1%)
Ameriquest Mortgage Securities, Inc., Series 03-11 AF2
1.725%, 6/25/34	$309,965	$309,289

Non-Agency CMO (13.3%)
Banc of America Funding Corp., Series 04-B 5A1
5.241%, 11/20/34 (l)	4,466,934	4,461,429
Series 04-C3A1
5.199%, 12/20/34 (l)	3,575,066	3,587,716
Bear Stearns Alt-A Trust, Series 04-11 2A3
5.052%, 11/25/34 (l)	4,003,955	4,004,798
Chase Mortgage Finance Corp., Series 02-S4 A23
6.250%, 3/25/32	4,328,420	4,318,213
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-14 2A3
4.791%, 8/25/34 (l)	8,990,000	8,938,759
Series 04-14 2A3
5.181%, 11/25/34 (l)	3,635,729	3,605,365
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CP4 ACP
1.090%, 12/15/35 IO §(l)	128,000,000	3,192,819
Series 04-2R A1
5.234%, 12/28/33 §(l)	3,316,530	3,109,048
First Horizon Alternative Mortgage Securities
35.228%, 2/25/35 (l)	5,741,526	5,753,985
Indymac Index Mortgage Loan Trust, Series 04-AR9 4A
5.284%, 9/25/49 (l)	1,994,353	1,991,817
MASTR Adjustable Rate Mortgages Trust, Series 04-8 5A1
4.788%, 8/25/34 (l)	3,792,026	3,792,987
Series 04-15 4A1
4.931%, 12/25/34 (l)	3,709,336	3,688,075
MASTR Asset Securitization Trust, Series 04-9 3A1
5.250%, 7/25/34	5,446,099	5,489,645
Merrill Lynch Mortgage Investors, Inc., Series 05-A1 2A1
4.661%, 12/25/34 (l)	4,184,169	4,171,903
Morgan Stanley Capital I, Series 03-1Q4 X1
0.125%, 5/15/40 IO §(l)	139,793,737	5,471,723
Morgan Stanley Mortgage Loan Trust, Series 04-8AR 4A1
5.446%, 10/25/34 (l)	3,738,129	3,779,321
RESI Finance LP, Series 03-C B3
4.170%, 9/10/35 §(l)	7,835,813	7,970,461
Residential Accredit Loans, Inc., Series 02-QS19 A8
6.000%, 12/25/32	4,329,004	4,375,756
Residential Asset Mortgage Products, Inc., Series 04-SL2 A2
6.500%, 10/25/31	4,515,256	4,603,929
Series 04-SP2 A21
6.000%, 1/25/32	4,144,187	4,204,087
Structured Asset Securities Corp., Series 02-11A 1A1
3.617%, 6/25/32 (l)	$2,374,133	$2,396,402
Series 02-RM1 A
3.500%, 10/25/37 §(l)	5,668,920	5,717,616
Washington Mutual Mortgage Securities Corp., Series 02-MS12 A
6.500%, 5/25/32	5,106,206	5,210,590
Wells Fargo Mortgage Backed Securities Trust, Series 04-1 A29
5.500%, 2/25/34	4,060,587	4,053,549
Series 04-W A1
4.622%, 11/25/34 (l)	3,703,435	3,661,461
Series 05-C16 A4
4.570%, 3/25/35 (l)	4,222,997	4,176,087

		115,727,541

Total Asset-Backed and Mortgage-Backed Securities		116,036,830

Government Securities (84.4%)
Agency CMO (5.3%)
Federal Home Loan Mortgage Corp.
5.000%, 4/15/15	770,930	777,337
5.000%, 7/15/26 IO	7,063,462	785,952
5.000%, 11/15/26	2,434,824	2,451,831
6.500%, 3/15/28	2,899,874	3,003,525
5.000%, 10/15/29	4,295,000	4,268,634
5.000%, 2/15/30	2,515,000	2,485,947
5.000%, 3/15/30	13,485,000	13,352,881
Federal National Mortgage Association
4.500%, 4/25/13 IO	8,555,000	850,171
6.000%, 5/25/30	5,683,717	5,756,552
5.000%, 10/25/33	4,685,185	4,700,904
6.500%, 9/25/42	2,118,298	2,190,257
2.900%, 10/25/42	1,470,538	1,467,219
6.500%, 1/25/44	3,518,466	3,635,023

		45,726,233

U.S. Government Agencies (26.1%)
Federal Home Loan Mortgage Corp.
5.500%, 7/15/17	4,300,000	4,380,483
5.000%, 7/15/30	5,925,000	5,863,424
5.000%, 5/15/33	4,445,000	4,338,518
5.000%, 6/15/33	5,695,000	5,531,885
4.749%, 3/1/35 (l)	7,170,000	7,144,195
4.470%, 4/1/35 (l)	5,360,000	5,299,137
Federal National Mortgage Association
4.000%, 1/25/27	5,335,000	5,275,264
5.500%, 6/25/31	3,315,940	3,339,335
4.585%, 11/1/34 (l)	18,670,283	18,624,279
4.530%, 2/1/35 (l)	5,685,992	5,666,171
4.625%, 2/1/35 (l)	3,174,740	3,153,139
4.600%, 4/1/35 (l)	9,460,000	9,407,526
5.500%, 4/25/35 TBA	22,640,000	22,668,300
6.500%, 4/25/35 TBA	17,475,000	18,130,312
5.000%, 5/25/35 TBA	17,375,000	16,935,204
Government National Mortgage Association
9.000%, 12/15/09	2,039,955	2,145,233
6.500%, 5/15/35	85,000,000	88,585,980

		226,488,385

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (53.0%)
U.S. Treasury Bonds
7.500%, 11/15/16^	$12,500,000	$15,671,875
U.S. Treasury Notes
3.125%, 5/15/07^	62,000,000	61,125,676
3.250%, 8/15/07^	74,010,000	73,012,567
3.000%, 11/15/07^	31,000,000	30,326,711
2.625%, 5/15/08^	84,700,000	81,364,937
3.000%, 2/15/09^	41,000,000	39,428,880
3.875%, 5/15/09^	21,140,000	20,961,621
5.750%, 8/15/10^	18,000,000	19,316,250
5.000%, 2/15/11^	21,000,000	21,811,293
4.875%, 2/15/12^	25,750,000	26,589,888
4.250%, 8/15/13^	18,240,000	17,987,066
4.000%, 2/15/14^	27,000,000	26,056,053
U.S. Treasury Notes
3.625%, 1/15/10^	26,110,000	25,484,796

		459,137,613

Total Government Securities		731,352,231

Total Long-Term Debt Securities (97.8%) (Cost $857,763,526)		847,389,061

SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (16.2%)
ABN Amro Bank N.V. N.Y. Branch
2.93%, 4/1/05	17,000,000	17,000,000
Banc of America Securities LLC
2.81%, 5/3/05	10,000,000	10,000,000
Barclays Capital
2.85%, 4/1/05	18,156,967	18,156,967
Clipper Receivables Corp.
2.81%, 4/18/05	4,987,944	4,987,944
Concord Minutemen C.C. LLC, Series A
2.77%, 4/14/05 (l)	4,999,913	4,999,913
Dresdner Bank AG
2.93%, 4/1/05	20,000,000	20,000,000
General Electric Capital Corp.
2.74%, 2/3/06 (l)	14,958,288	14,958,288
Giro Multi Funding
2.81%, 4/20/05	4,988,312	4,988,312
Lehman Brothers, Inc.
2.90%, 4/1/05	12,637,612	12,637,612
Merrill Lynch & Co., Inc.
2.80%, 5/5/06 (l)	3,000,000	3,000,000
New York Life Insurance
2.96%, 6/30/05 (l)	10,000,000	10,000,000
Nomura Securities
2.95%, 4/1/05	15,000,000	15,000,000
U.S. Bank N.A.
2.84%, 10/2/06 (l)	4,995,667	4,995,667

Total Short-Term Investments of Cash Collateral for Securities Loaned		140,724,703

Short-Term Securities held as Collateral (11.0%)
Goldman Sachs Group
2.75%, 4/1/05	49,000,000	49,000,000
Morgan Stanley
2.80%, 4/1/05	46,000,000	46,000,000

Total Short-Term Securities held as Collateral		95,000,000

Time Deposit (0.2%)
JPMorgan Chase Nassau
2.24%, 4/1/05	$1,913,586	$1,913,586

Total Short-Term Debt Securities (27.4%) (Amortized Cost $237,638,289)		237,638,289

Total Investments (125.2%) (Cost/Amortized Cost $1,095,401,815)		1,085,027,350
Other Assets Less Liabilities (-25.2%)		(218,126,761)

Net Assets (100%)		$866,900,589

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $25,461,667 or 2.94% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

CMO	—	Collaterized Mortgage Obligation
IO	—	Interest only
TBA	—	Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$608,622,910
U.S. Government securities	129,599,310
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	570,908,825
U.S. Government securities	192,599,169

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$820,637
Aggregate gross unrealized depreciation	(11,488,691)

Net unrealized depreciation	$(10,668,054)

Federal income tax cost of investments	$1,095,695,404

At March 31, 2005, the Portfolio had loaned securities with a total value of $357,483,891. This was secured by collateral of $364,237,388 of which $140,724,703 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $223,512,685 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $8,292,448 which expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.8%)
Aristocrat Leisure Ltd.	294,462	$2,318,812
BlueScope Steel Ltd.^	578,000	3,889,874
Coles Myer Ltd.	1,333,132	9,704,010
Qantas Airways Ltd.	77,000	211,450
Rinker Group Ltd.	1,714,736	14,325,491
Westpac Banking Corp.	306,955	4,518,580

		34,968,217

Belgium (1.4%)
Delhaize Group^	217,800	14,959,920
KBC Groupe S.A.	137,135	11,593,699

		26,553,619

Canada (2.2%)
Alcan, Inc.	244,000	9,277,183
Bank of Nova Scotia	525,200	17,168,790
Manulife Financial Corp.	291,000	13,890,358
Novelis, Inc.*^	15,700	343,886

		40,680,217

Denmark (0.3%)
Danske Bank A/S^	184,600	5,370,024

Finland (0.4%)
Nokia OYJ	448,934	6,978,147

France (10.5%)
Assurances Generales de France^	233,900	18,421,681
Credit Agricole S.A.^	303,643	8,275,383
Essilor International S.A.	95,745	6,937,251
France Telecom S.A.	254,366	7,636,554
Groupe Danone^	144,436	14,407,222
L’Air Liquide S.A.	56,601	10,438,375
Renault S.A.^	227,335	20,356,914
Sanofi-Aventis^	339,395	28,693,211
Schneider Electric S.A.	90,470	7,107,671
Societe Generale	155,900	16,239,627
Thomson^	95,200	2,573,515
Total S.A.^	210,715	49,430,962
Vinci S.A.^	57,337	8,286,405

		198,804,771

Germany (6.6%)
Altana AG	95,900	6,094,722
Continental AG	288,000	22,345,662
E.On AG^	142,400	12,233,138
Epcos AG*^	270,900	3,742,559
HeidelbergCement AG	157,933	9,963,205
HeidelbergCement AG*	12,148	754,042
MAN AG	246,200	11,007,100
Merck KGaA*^	91,175	6,577,690
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	113,900	13,722,393
Porsche AG (Non-Voting)	10,006	7,295,411
Premiere AG*	69,154	2,871,538
SAP AG	116,742	18,783,399
Siemens AG	47,900	3,789,354
Volkswagen AG^	118,000	5,631,331
Volkswagen AG (Non-Voting)	11,210	405,166

		125,216,710

Greece (0.2%)
EFG Eurobank Ergasias S.A.	143,771	4,435,866

Hong Kong (1.2%)
Esprit Holdings Ltd.	3,352,000	22,885,753

Ireland (3.0%)
Allied Irish Banks plc	627,114	$13,162,714
Anglo Irish Bank Corp. plc	482,219	12,108,151
CRH plc	855,336	22,532,891
Depfa Bank plc	583,000	9,243,890

		57,047,646

Italy (2.5%)
ENI S.p.A.	1,554,898	40,477,088
FASTWEB^	128,827	6,320,483

		46,797,571

Japan (21.7%)
Aeon Credit Service Co., Ltd.^	140,500	9,510,284
Aiful Corp.^	114,850	9,212,911
Aiful Corp.*	57,425	4,509,817
Canon, Inc.	866,200	46,565,539
Daito Trust Construction Co., Ltd.	163,700	6,887,154
Daiwa House Industry Co., Ltd.	640,000	7,371,728
Denso Corp.	959,000	23,939,136
East Japan Railway Co.^	675	3,635,004
Hitachi Ltd.	766,000	4,769,596
Honda Motor Co., Ltd.	711,400	35,716,324
Hoya Corp.	247,500	27,304,600
Itochu Corp.^	1,381,000	6,972,139
Japan Tobacco, Inc.	300	3,337,696
JFE Holdings, Inc.^	453,900	12,688,491
Keyence Corp.	80,800	18,764,697
Kobe Steel Ltd.	907,000	1,602,683
Mitsubishi Corp.^	1,430,900	18,581,901
Mitsubishi Tokyo Financial Group, Inc.^	1,473	12,807,498
Mitsui & Co., Ltd.^	800,000	7,397,158
Nippon Electric Glass Co., Ltd.^	402,000	5,806,750
Nippon Meat Packers, Inc.^	637,000	8,093,521
Nissan Motor Co., Ltd.	1,370,100	14,077,598
Nitto Denko Corp.	131,500	6,909,405
Oji Paper Co., Ltd.^	295,000	1,660,340
Promise Co., Ltd.^	176,900	12,123,009
Rengo Co. Ltd.^	500,000	2,477,562
Sanyo Shinpan Finance Co., Ltd.	117,100	7,970,157
Secom Co., Ltd.	100	4,170
Sega Sammy Holdings, Inc.^	136,400	8,314,585
Sony Corp.^	61,000	2,435,209
Sumitomo Metal Industries Ltd.^	2,615,000	4,718,540
Sumitomo Mitsui Financial Group, Inc.^	2,505	17,002,898
Suzuki Motor Co., Ltd.	420,900	7,547,552
Takeda Pharmaceutical Co., Ltd.^	120,000	5,732,984
Tanabe Seiyaku Co., Ltd.	448,000	4,473,299
Tokyo Electric Power Co., Inc.^	406,500	9,881,264
Tokyo Gas Co., Ltd.^	1,132,000	4,572,027
Toyota Motor Corp.	458,600	17,107,461
UFJ Holdings, Inc.*	1,669	8,800,636

		411,283,323

Luxembourg (1.2%)
Arcelor^	950,269	21,773,352

Mexico (1.1%)
America Movil S.A. de C.V. (ADR)^	271,500	14,009,400
Grupo Televisa S.A. (ADR)^	115,000	6,762,000

		20,771,400

Netherlands (3.0%)
ABN AMRO Holding N.V.	364,215	9,059,958

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
ING Groep N.V. (CVA)	1,179,550	$35,718,950
Koninklijke (Royal) Philips Electronics N.V.*^	103,080	2,846,818
Royal Dutch Petroleum Co.	139,600	8,367,604
Royal Numico N.V.*	3,382	138,720

		56,132,050

Russia (0.2%)
Mobile Telesystems (ADR)^	107,300	3,775,887

Singapore (1.1%)
Flextronics International Ltd.*	608,400	7,325,136
Singapore Telecommunications Ltd.	8,268,785	12,934,860

		20,259,996

South Africa (0.5%)
ABSA Group Ltd.	302,473	3,664,425
MTN Group Ltd.	745,745	5,272,188

		8,936,613

South Korea (0.4%)
Samsung Electronics Co., Ltd. (GDR) §	32,160	7,959,600

Spain (4.0%)
Altadis S.A.^	65,000	2,665,257
Banco Bilbao Vizcaya Argentaria S.A.^	1,045,479	17,065,985
Endesa S.A.	609,700	13,748,081
Gestevision Telecinco S.A.*^	345,559	8,056,957
Inditex S.A.^	519,537	15,577,239
Repsol YPF S.A.^	579,500	15,379,265
Union Fenosa S.A.	86,000	2,560,649

		75,053,433

Sweden (0.5%)
Svenska Cellulosa AB, Class B^	269,700	10,204,886

Switzerland (9.0%)
Alcon, Inc.	160,600	14,339,974
Compagnie Financiere Richemont AG, Class A	580,717	18,295,095
Credit Suisse Group*^	816,990	35,197,950
Givaudan S.A. (Registered)^	9,090	5,857,136
Micronas Semiconductor Holding AG (Registered)*	39,900	1,670,450
Nestle S.A. (Registered)	9,000	2,471,055
Nobel Biocare Holding AG	68,118	14,387,706
Novartis AG (Registered)^	466,814	21,854,368
Roche Holding AG^	119,164	12,817,203
Syngenta AG*	26,300	2,755,995
Synthes, Inc.	41,815	4,665,991
UBS AG (Registered)^	305,810	25,913,927
Xstrata plc	511,780	9,767,301

		169,994,151

Taiwan (0.3%)
Hon Hai Precision Industry (GDR) (Registered)^	739,901	6,525,927

Thailand (0.1%)
PTT PCL (Foreign)	540,000	2,664,451

United Kingdom (22.7%)
Aviva plc	1,150,128	13,800,340
Barclays plc	690,000	7,053,688
BHP Billiton plc	488,615	6,564,570
BP plc	2,228,036	23,092,381
British American Tobacco plc	357,000	6,293,899
Capita Group plc	1,660,439	11,797,236
Carnival plc	354,216	19,450,630
Enterprise Inns plc	643,074	$9,368,827
GlaxoSmithKline plc	570,200	13,069,467
GUS plc	881,615	15,176,346
HBOS plc	1,038,210	16,184,863
Intercontinental Hotels Group plc	726,694	8,479,269
Pearson plc	314,500	3,833,101
Persimmon plc	611,200	8,725,447
Punch Taverns plc	700,400	9,105,514
Reckitt Benckiser plc	874,526	27,795,123
Royal & Sun Alliance Insurance Group plc	614,400	911,362
Royal Bank of Scotland Group plc	1,710,175	54,419,246
SABMiller plc	1,630,215	25,521,564
Sainsbury (J) plc	1,169,000	6,389,366
Shell Transport & Trading Co. plc (Registered)	1,418,454	12,731,476
Smith & Nephew plc	1,262,912	11,872,333
Standard Chartered plc	493,867	8,884,169
Tate & Lyle plc	972,900	9,771,053
Tesco plc	5,803,817	34,710,215
Trinity Mirror plc	281,500	3,728,776
Vodafone Group plc	6,222,400	16,519,775
Whitbread plc	657,190	11,567,611
Wimpey (George) plc	1,003,383	8,342,367
WPP Group plc	2,196,020	25,001,337

		430,161,351

United States (0.8%)
OMV AG	45,500	14,493,762

Total Common Stocks (96.7%) (Cost $1,457,294,634)		1,829,728,723

	Number of Warrants
WARRANTS:
India (0.2%)
Hon Hai Precision Industry, $0.000001, expiring 1/7/07*§	1,063,000	4,721,846

Netherlands (0.3%)
ABN Amro Bank N.V., $20.62, expiring 1/9/06*	3,730,685	6,081,017

Taiwan (0.6%)
Infosys Technology, Ltd., $0.0001, expiring 8/25/05*§	19,797	4,033,837
Taiwan Semiconductor Manufacturing Co., Ltd., $0.000001, expiring 11/21/05*	3,319,034	6,478,754

		10,512,591

United Kingdom (0.5%)
Asustek Computer, Inc., $0.000001 expiring 3/18/07*	3,146,482	8,722,048

Total Warrants (1.6%) (Cost $28,159,203)		30,037,502

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (16.2%)
Banc of America Securities LLC
2.81%, 5/3/05	$15,000,000	15,000,000
Barclays Capital
2.85%, 4/1/05	6,097,299	6,097,299

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays London
2.74%, 5/11/05 (l)	$12,005,151	$12,005,151
Barclays New York
2.86%, 6/1/05 (l)	5,499,094	5,499,094
BNP Paribas N.Y.
2.84%, 10/11/05 (l)	14,997,151	14,997,151
Clipper Receivables Corp.
2.81%, 4/18/05	6,983,122	6,983,122
Concord Minutemen C.C. LLC, Series A
2.77%, 4/14/05 (l)	4,999,913	4,999,913
2.87%, 5/24/05	1,986,067	1,986,067
Dresdner Bank AG
2.93%, 4/1/05	90,000,000	90,000,000
General Electric Capital Corp.
2.98%, 5/12/06 (l)	5,013,002	5,013,002
General Electric Co.
2.68%, 10/24/05 (l)	5,002,324	5,002,324
Giro Funding U.S. Corp.
2.97%, 6/15/05	1,984,922	1,984,922
Giro Multi Funding
2.81%, 4/20/05	9,976,625	9,976,625
Goldman Sachs Group LP
2.79%, 2/15/06	5,000,279	5,000,279
HSBC Finance Corp.
2.68%, 4/4/05	1,991,842	1,991,842
ING USA
2.88%, 5/18/05	19,000,000	19,000,000
Merrill Lynch & Co., Inc.
2.80%, 5/5/06 (l)	27,000,000	27,000,000
New York Life Insurance
2.96%, 6/30/05 (l)	15,000,000	15,000,000
Nomura Securities
2.95%, 4/1/05	25,000,000	25,000,000
Swedbank N.Y.
2.81%, 7/14/06 (l)	3,997,174	3,997,174
2.86%, 6/20/06	9,992,526	9,992,526
U.S. Bank N.A.
2.84%, 10/2/06 (l)	9,991,333	9,991,333
Westdeutsche Landesbank N.Y.
2.84%, 6/22/05 (l)	9,999,368	9,999,368

Total Short-Term Investments of Cash Collateral for Securities Loaned		306,517,192

Time Deposit (0.6%)
JPMorgan Chase Nassau
2.24%, 4/1/05	11,921,070	11,921,070

Total Short-Term Debt Securities (16.8%) (Amortized Cost $318,438,262)		318,438,262

Total Investments (115.1%) (Cost/Amortized Cost $1,803,892,099)		2,178,204,487
Other Assets Less Liabilities (-15.1%)		(286,492,935)

Net Assets (100%)		$1,891,711,552

Market Sector Diversification

As a Percentage of Total Equity Investments
Consumer Discretionary		21.4%
Consumer Staples		9.1
Energy		9.1
Financials
Capital Markets	3.3%
Commercial Banks	14.1
Consumer Finance	2.1
Diversified Financial Services	2.2
Insurance	3.3

Total Financials		25.0
Health Care		8.3
Industrials		4.3
Information Technology		8.2
Materials		8.7
Telecommunications Services		3.6
Utilities		2.3

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $16,715,283 or 0.88% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

At March 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/05	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	210	June-05	$6,273,400	$6,306,300	$43,920

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$338,294,982
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	323,376,247

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$382,522,060
Aggregate gross unrealized depreciation	(13,232,902)

Net unrealized appreciation	$369,289,158

Federal income tax cost of investments	$1,808,915,329

At March 31, 2005, the Portfolio had loaned securities with a total value of $293,423,124. This was secured by collateral of $306,517,192 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $394,414,610 of which $9,473,492 expires in the year 2008, $285,572,509 expires in the year 2009, $61,620,674 expires in the year 2010, and $37,747,935 expires in the year 2011.

Included in the capital loss carryforward amounts are $31,423,050 of losses acquired from EQ/International Equity Index Portfolio as a result of a tax-free reorganization that accrued during the year ended 2003, and $50,119,452 of losses acquired from EQ/Alliance Global Portfolio as a result of a tax-free reorganization that occurred during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.4%)
Hotels, Restaurants & Leisure (3.4%)
Carnival Corp.	350,200	$18,143,862
Starbucks Corp.*	322,600	16,665,516

		34,809,378

Household Durables (3.5%)
Pulte Homes, Inc.	488,100	35,938,803

Internet & Catalog Retail (4.3%)
eBay, Inc.*	1,188,866	44,297,147

Media (1.7%)
E.W. Scripps Co., Class A	360,200	17,559,750

Multiline Retail (3.1%)
Target Corp.	640,300	32,027,806

Specialty Retail (3.4%)
Lowe’s Cos., Inc.	617,403	35,247,538

Total Consumer Discretionary		199,880,422

Consumer Staples (4.6%)
Food & Staples Retailing (1.0%)
Whole Foods Market, Inc.^	106,100	10,835,993

Household Products (1.1%)
Colgate-Palmolive Co.	63,600	3,318,012
Procter & Gamble Co.	155,600	8,246,800

		11,564,812

Personal Products (2.5%)
Avon Products, Inc.	588,798	25,282,986

Total Consumer Staples		47,683,791

Energy (4.6%)
Energy Equipment & Services (4.6%)
Halliburton Co.	397,300	17,183,225
Nabors Industries Ltd.*^	503,100	29,753,334

Total Energy		46,936,559

Financials (11.7%)
Capital Markets (2.3%)
Franklin Resources, Inc.	133,400	9,157,910
Goldman Sachs Group, Inc.	46,500	5,114,535
Merrill Lynch & Co., Inc.	160,900	9,106,940

		23,379,385

Consumer Finance (2.8%)
MBNA Corp.	1,180,100	28,971,455

Diversified Financial Services (1.8%)
Citigroup, Inc.	402,300	18,079,362

Insurance (4.8%)
Aflac, Inc.	156,100	5,816,286
American International Group, Inc.	601,799	33,345,683
Progressive Corp.^	116,301	10,671,780

		49,833,749

Total Financials		120,263,951

Health Care (19.2%)
Biotechnology (3.2%)
Amgen, Inc.*	372,201	21,665,820
Genentech, Inc.*	186,600	10,563,426

		32,229,246

Health Care Equipment & Supplies (7.1%)
Alcon, Inc.	228,300	20,384,907
St. Jude Medical, Inc.*	859,300	30,934,800
Zimmer Holdings, Inc.*	279,400	$21,740,114

		73,059,821

Health Care Providers & Services (6.2%)
UnitedHealth Group, Inc.	431,800	41,185,084
WellPoint, Inc.*	179,600	22,512,860

		63,697,944

Pharmaceuticals (2.7%)
Teva Pharmaceutical Industries Ltd. (ADR)^	905,600	28,073,600

Total Health Care		197,060,611

Industrials (2.8%)
Industrial Conglomerates (2.8%)
General Electric Co.	804,300	29,003,058

Total Industrials		29,003,058

Information Technology (36.9%)
Communications Equipment (9.2%)
Corning, Inc.*	2,229,100	24,809,883
Juniper Networks, Inc.*	1,288,300	28,419,898
QUALCOMM, Inc.	948,200	34,751,530
Research In Motion Ltd.*^	90,800	6,938,936

		94,920,247

Computers & Peripherals (9.2%)
Apple Computer, Inc.*	658,400	27,435,528
Dell, Inc.*	1,106,102	42,496,439
EMC Corp.*	1,015,100	12,506,032
Network Appliance, Inc.*	432,900	11,974,014

		94,412,013

Internet Software & Services (7.9%)
Google, Inc., Class A*^	143,700	25,939,287
Yahoo!, Inc.*	1,632,500	55,341,750

		81,281,037

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*^	601,700	9,699,404
Altera Corp.*	481,500	9,524,070
Broadcom Corp., Class A*	652,200	19,513,824
Marvell Technology Group Ltd.*^	552,200	21,171,348

		59,908,646

Software (4.8%)
Electronic Arts, Inc.*	589,900	30,545,022
Microsoft Corp.	374,991	9,063,532
Symantec Corp.*^	463,900	9,894,987

		49,503,541

Total Information Technology		380,025,484

Total Common Stocks (99.2%) (Cost $906,353,248)		1,020,853,876

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (7.2%)
ABN Amro Bank N.V. N.Y. Branch
2.93%, 4/1/05	$10,000,000	10,000,000
Barclays Capital
2.85%, 4/1/05	26,642,449	26,642,449
Clipper Receivables Corp.
2.81%, 4/18/05	1,995,178	1,995,178
Concord Minutemen C.C. LLC, Series A
2.87%, 5/24/05	1,986,067	1,986,067

EQ ADVISORS TRUST

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Dresdner Bank AG
2.93%, 4/1/05	$15,000,000	$15,000,000
Galaxy Funding, Inc.
2.74%, 5/4/05	2,485,644	2,485,644
Giro Funding U.S. Corp.
2.97%, 6/15/05	992,461	992,461
Giro Multi Funding
2.81%, 4/20/05	1,995,325	1,995,325
Morgan Stanley
3.06%, 3/31/06 (l)	3,000,000	3,000,000
New York Life Insurance
2.96%, 6/30/05 (l)	3,000,000	3,000,000
Nomura Securities
2.95%, 4/1/05	1,044,500	1,044,500
Nordeutsche Landesbank, N.Y.
2.77%, 6/12/06 (l)	3,997,743	3,997,743
Old Line Funding
2.81%, 5/2/05	1,992,844	1,992,844

Total Short-Term Investments of Cash Collateral for Securities Loaned		74,132,211

Time Deposit (0.9%)
JPMorgan Chase Nassau
2.24%, 4/1/05	9,231,963	9,231,963

Total Short-Term Debt Securities (8.1%) (Amortized Cost $83,364,174)		83,364,174

Total Investments (107.3%) (Cost/Amortized Cost $989,717,422)		1,104,218,050
Other Assets Less Liabilities (-7.3%)		(75,486,682)

Net Assets (100%)		$1,028,731,368

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$130,981,689
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	158,717,759

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,841,881
Aggregate gross unrealized depreciation	(17,124,843)

Net unrealized appreciation	$110,717,038

Federal income tax cost of investments	$993,501,012

At March 31, 2005, the Portfolio had loaned securities with a total value $73,106,044. This was secured by collateral of $74,132,211 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $1,877 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $703,225,787 of which $340,761,560 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in th year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (17.8%)
Asset Backed Securities (6.3%)
Aegis Asset Backed Securities Trust
3.050%, 9/25/34 (l)	$8,059,958	$8,059,891
American Express Credit Account Master Trust, Series 05-1 A
2.880%, 10/15/12 (l)	6,410,000	6,403,975
Ameriquest Mortgage Securities, Inc., Series 04-R4 A2
2.960%, 6/25/34 (l)	39,333	39,333
Bank One Issuance Trust, Series 04-A4 A4
2.850%, 2/16/10 (l)	6,610,000	6,614,144
Bear Stearns Asset Backed Securities, Inc., Series 05-SD1 1A1
3.000%, 4/25/22 (l)	5,268,563	5,269,533
Centex Home Equity, Series 03-C AV
3.150%, 9/25/33 (l)	2,076,157	2,078,643
Citibank Credit Card Issuance Trust, Series 04-A8 A8
4.900%, 12/12/16^	11,505,000	11,402,074
Citibank Omni-S Master Trust, Series 96-5A
3.040%, 12/16/11 §(l)	10,180,000	10,194,354
Discover Card Master Trust I, Series 04-1 A
2.840%, 4/16/10 (l)	8,130,000	8,131,830
Equity One ABS, Inc., Series 04-3 AF1
3.010%, 7/25/34 (l)	2,946,149	2,946,631
MBNA Credit Card Master Note Trust, Series 2001-A5 A5
3.020%, 3/15/11 (l)	19,785,000	19,892,442
Merrill Lynch Mortgage Investors, Inc., Series 04-SL1 A
3.110%, 4/25/35 (l)	1,366,432	1,367,580
Morgan Stanley ABS Capital I, Series 04-HE4-A3
3.050%, 5/25/34 (l)	5,459,006	5,458,960
Series 05-WMC1-A2A
2.950%, 1/25/35 (l)	6,972,680	6,973,457
Residential Asset Mortgage Products, Inc., Series 04-RS2 AI1
2.980%, 1/25/24 (l)	1,022,023	1,022,048
Series 04-RS6 AI1
3.000%, 8/25/22 (l)	1,775,260	1,775,405
Series 04-SP1 AI1
3.030%, 6/25/13 (l)	1,958,662	1,959,160
Residential Asset Securities Corp., Series 02-KS7 A2
3.220%, 11/25/32 (l)	3,109,052	3,118,670
Series 03-KS3 A2
3.150%, 5/25/33 (l)	3,889,992	3,896,611
Series 04-KS7 AI1
3.000%, 10/25/21 (l)	2,552,067	2,552,477
Residential Funding Mortgage Securities II, Series 04-HS2 AI1
3.000%, 12/25/18 (l)	2,539,381	2,539,620
SLM Student Loan Trust, Series 03-C A1
3.110%, 9/15/16 (l)	6,844,730	6,843,977
Structured Asset Investment Loan Trust, Series 05-1 A3
2.970%, 2/25/14 §(l)	8,623,383	8,624,692
Series 04-5 A2
3.030%, 6/25/34 (l)	$5,783,468	$5,784,988
Superior Wholesale Inventory Financing Trust, Series 03-A8 A
2.940%, 9/15/10 (l)	13,110,000	13,120,605

		146,071,100

Non-Agency CMO (10.9%)
Banc of America Commercial Mortgage, Inc., Series 04-3 A5
5.306%, 6/10/39 (l)	9,465,000	9,709,981
Series 04-1 A2
4.037%, 11/10/39	5,925,000	5,738,924
Series 04-1 A4
4.760%, 11/10/39	8,780,000	8,592,021
Series 04-4 A3
4.128%, 7/10/42	6,190,000	6,060,880
Series 04-6 A2
4.161%, 12/10/42	8,270,000	8,103,805
Series 05-1 A3
4.877%, 11/10/42	9,140,000	9,185,965
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7 A3
5.120%, 2/11/41 (l)^	22,180,000	22,200,705
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-49 A1
1.642%, 12/19/33 (l)	1,679,139	1,672,061
Credit Suisse First Boston Mortgage Securities Corp, Series 05-C1 A4
5.010%, 2/15/38 (l)	7,455,000	7,394,568
Series 04-C5 A2
4.183%, 11/15/37	6,995,000	6,856,460
Series 03-CK2 A2
3.861%, 3/15/36	5,425,000	5,325,713
Deutsche Mortgage Securities, Inc., Series 04-4 1A1
3.060%, 4/25/34 (l)	1,424,739	1,425,329
GE Capital Commercial Mortgage Corp., Series 04-C3 A4
5.189%, 7/10/39 (l)	6,645,000	6,694,554
Greenwich Capital Commercial Funding Corp., Series 05-GG3 A2
4.305%, 8/10/42 (l)	9,040,000	8,900,868
Series 05-GG3 A4
4.800%, 8/10/42^(l)	8,500,000	8,324,659
Series 03-C1 A4
4.111%, 7/5/35	6,385,000	6,021,800
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	8,267,669
LB-UBS Commercial Mortgage Trust, Series 04-C7 A2
3.992%, 10/15/29	6,295,000	6,123,493
Series 04-C8 A2
4.201%, 12/15/29	6,525,000	6,404,946
Series 05-C1 A4
4.740%, 2/15/30	5,930,000	5,769,616
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-LDP1 A2
4.625%, 3/15/46	9,185,000	9,155,226
Series 05-LDP1 A4
5.040%, 3/15/46 (l)	9,075,000	9,011,623
Merrill Lynch Mortgage Trust, Series 04-KEY2 A2
4.166%, 8/12/39^	5,130,000	5,011,015

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Series 05-MKB2 A2
4.806%, 9/12/42	$11,020,000	$11,061,074
Morgan Stanley Capital I, Series 05-T17 A5
4.780%, 12/13/41^	9,300,000	9,102,326
Series 05-HQ5 A4
5.168%, 1/14/42 (l)	11,545,000	11,582,521
Residential Asset Mortgage Products, Inc., Series 04-RS12 A11
2.990%, 5/25/24 (l)	7,985,222	7,988,505
Series 05-RS1 AII1
2.960%, 10/25/26 (l)	8,251,862	8,253,936
Washington Mutual Mortgage Securities Corp., Series 05-AR2 2A22
2.908%, 1/25/45 PO (l)	7,542,476	7,543,358

		227,483,601

Total Asset-Backed and Mortgage-Backed Securities		373,554,701

Consumer Discretionary (2.5%)
Automobiles (0.7%)
Ford Motor Co.
6.375%, 2/1/29	1,110,000	913,111
7.450%, 7/16/31^	580,000	524,659
Ford Motor Credit Co.
5.700%, 1/15/10^	665,000	626,401
7.375%, 2/1/11	7,035,000	6,989,519
7.000%, 10/1/13^	1,775,000	1,719,469
General Motors Corp.
8.375%, 7/15/33^	3,665,000	3,136,258

		13,909,417

Household Durables (0.1%)
Fortune Brands, Inc.
2.875%, 12/1/06	2,050,000	2,012,561

Media (1.7%)
British Sky Broadcasting plc
6.875%, 2/23/09	1,450,000	1,555,557
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,600,000	3,534,752
Comcast Cable Communications, Inc.
6.875%, 6/15/09	8,125,000	8,717,727
Comcast Corp.
5.300%, 1/15/14	5,605,000	5,544,158
News America, Inc.
6.550%, 3/15/33^	4,710,000	4,907,843
Time Warner Entertainment Co. LP
8.375%, 3/15/23	7,995,000	9,796,074
WPP Finance UK Corp.
5.875%, 6/15/14 ^§	2,445,000	2,528,074

		36,584,185

Total Consumer Discretionary		52,506,163

Consumer Staples (0.9%)
Food & Staples Retailing (0.3%)
Albertson’s, Inc.
7.450%, 8/1/29	3,140,000	3,476,941
Safeway, Inc.
6.500%, 3/1/11	2,985,000	3,163,387

		6,640,328

Food Products (0.6%)
Kraft Foods, Inc.
4.125%, 11/12/09^	8,540,000	8,314,424
5.250%, 10/1/13	4,910,000	4,950,105

		13,264,529

Total Consumer Staples		19,904,857

Energy (1.3%)
Oil & Gas (1.3%)
Amerada Hess Corp.
6.650%, 8/15/11	$5,710,000	$6,114,856
7.875%, 10/1/29	3,410,000	4,075,816
7.125%, 3/15/33	3,455,000	3,842,022
Conoco, Inc.
6.950%, 4/15/29	3,435,000	4,094,609
Kerr McGee Corp.
6.880%, 9/15/11	1,875,000	2,005,195
Valero Energy Corp.
7.500%, 4/15/32^	5,055,000	6,093,939

Total Energy		26,226,437

Financials (8.5%)
Capital Markets (0.6%)
Goldman Sachs Group, Inc.
4.750%, 7/15/13	3,590,000	3,453,092
JPMorgan Chase & Co.
6.750%, 2/1/11	5,970,000	6,536,075
Merrill Lynch & Co., Inc.
5.000%, 1/15/15	2,520,000	2,442,132

		12,431,299

Commercial Banks (1.8%)
Barclays Bank plc
8.550%, 9/29/49 §(l)	4,180,000	4,938,963
CBA Capital Trust I
5.805%, 12/31/49 §	2,435,000	2,437,532
Chuo Mitsui Trust & Banking Co. Ltd.
5.510%, 12/31/49 §	3,100,000	2,964,124
Huntington National Bank
4.375%, 1/15/10	3,135,000	3,072,864
Mizuho Financial Group Cayman Ltd.
8.375%, 12/29/49	4,915,000	5,309,350
RBS Capital Trust I
4.709%, 12/29/49 (l)	5,895,000	5,692,636
RBS Capital Trust III
7.730%, 7/1/10 (l)	5,490,000	5,569,303
Suntrust Bank
3.040%, 6/2/09 (l)^	3,395,000	3,403,943
UFJ Bank Ltd./NY
7.400%, 6/15/11	975,000	1,083,628
Wells Fargo & Co.
4.200%, 1/15/10	3,080,000	3,011,541

		37,483,884

Consumer Finance (1.5%)
American General Finance Corp.
4.625%, 5/15/09	6,950,000	6,932,757
Boeing Capital Corp.
4.750%, 8/25/08^	1,385,000	1,395,528
Capital One Bank
6.500%, 6/13/13	1,870,000	2,008,034
General Motors Acceptance Corp.
7.750%, 1/19/10	3,410,000	3,275,291
6.875%, 9/15/11	3,890,000	3,519,832
6.750%, 12/1/14^	1,355,000	1,170,455
HSBC Finance Corp.
6.500%, 11/15/08	6,025,000	6,386,036
7.000%, 5/15/12	2,340,000	2,608,461
MBNA Corp.
4.625%, 9/15/08^	3,695,000	3,678,339

		30,974,733

Diversified Financial Services (3.2%)
CIT Group, Inc.
3.040%, 5/18/07 (l)	2,360,000	2,363,462
7.750%, 4/2/12	1,200,000	1,387,999

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup, Inc.
3.100%, 6/9/09 (l)	$2,420,000	$2,423,782
5.000%, 9/15/14	3,458,000	3,394,981
Credit Suisse First Boston USA, Inc.
5.500%, 8/15/13	1,005,000	1,025,419
General Electric Capital Corp.
3.110%, 6/22/07 (l)	15,500,000	15,515,950
4.000%, 2/17/09	10,010,000	9,775,576
4.375%, 11/21/11	3,800,000	3,710,267
6.750%, 3/15/32^	8,595,000	9,921,406
Mangrove Bay Pass-Through Trust
6.102%, 7/15/33 §(l)	6,965,000	6,907,191
UFJ Finance Aruba AEC
6.750%, 7/15/13	2,520,000	2,713,057
Washington Mutual Financial Corp.
6.875%, 5/15/11^	8,105,000	8,951,219

		68,090,309

Insurance (1.1%)
Assurant, Inc.
5.625%, 2/15/14^	2,710,000	2,751,541
Berkshire Hathaway Finance Corp.
4.200%, 12/15/10^	3,970,000	3,855,430
Liberty Mutual Group
5.750%, 3/15/14 §	2,795,000	2,747,057
MetLife, Inc.
5.000%, 11/24/13^	2,945,000	2,909,681
Royal & Sun Alliance Insurance Group plc
8.950%, 10/15/29^	2,605,000	3,317,249
Zurich Capital Trust I
8.376%, 6/1/37 §	6,100,000	6,652,666

		22,233,624

Real Estate (0.1%)
Istar Financial, Inc.(REIT)
5.150%, 3/1/12	2,035,000	1,968,673

Thrifts & Mortgage Finance (0.2%)
Countrywide Home Loans, Inc.
4.000%, 3/22/11	4,670,000	4,421,425

Total Financials		177,603,947

Government Securities (55.8%)
Foreign Governments (1.0%)
United Mexican States
4.625%, 10/8/08	11,315,000	11,173,563
7.500%, 1/14/12^	2,095,000	2,297,691
7.500%, 1/14/12	7,905,000	8,727,120

		22,198,374

U.S. Government Agencies (39.6%)
Federal Home Loan Mortgage Corp.
6.000%, 4/15/35 TBA	19,885,000	20,344,841
Federal National Mortgage Association
6.000%, 2/1/17	6,953,259	7,186,576
6.500%, 5/1/22	18,267	19,073
6.500%, 2/1/26	3,487	3,638
6.500%, 3/1/26	15,244	15,826
6.500%, 5/1/26	8,030	8,337
6.500%, 6/1/26	8,731	9,105
9.000%, 8/1/26	11,912	12,863
6.500%, 1/1/28	988,179	1,025,905
6.500%, 2/1/28	562,823	584,310
6.500%, 3/1/28	125,708	130,508
6.500%, 6/1/28	24,466	25,400
6.500%, 7/1/28	17,250	17,908
6.500%, 9/1/28	70,163	72,842
6.500%, 10/1/28	89,024	92,422
6.500%, 11/1/28	130,144	135,112
6.500%, 12/1/28	$12,792	$13,280
6.500%, 1/1/29	67,315	69,886
6.500%, 2/1/29	1,148,988	1,192,853
6.500%, 3/1/29	186,116	193,355
6.500%, 4/1/29	183,707	190,720
6.500%, 5/1/29	18,587	19,297
6.500%, 6/1/29	376,200	390,562
6.500%, 7/1/29	513,418	533,019
6.500%, 8/1/29	297,374	308,728
6.500%, 9/1/29	3,625	3,764
6.500%, 10/1/29	4,128	4,286
6.500%, 11/1/29	37,722	39,162
6.500%, 2/1/31	5,839	6,062
6.500%, 4/1/31	6,691	6,959
6.500%, 5/1/31	676,489	702,316
6.500%, 6/1/31	143,919	149,688
6.500%, 7/1/31	1,077,848	1,121,051
6.500%, 8/1/31	188,440	197,208
6.500%, 9/1/31	159,013	165,126
6.500%, 10/1/31	40,451	41,995
6.500%, 11/1/31	3,256	3,386
6.500%, 1/1/32	124,448	129,436
6.500%, 2/1/32	1,069,087	1,111,569
6.500%, 3/1/32	628,797	652,810
6.500%, 4/1/32	2,617,063	2,720,977
6.500%, 5/1/32	256,101	266,266
6.500%, 6/1/32	1,202,705	1,250,445
6.500%, 7/1/32	2,336,999	2,430,122
6.500%, 8/1/32	3,306,641	3,437,694
6.500%, 9/1/32	1,775,436	1,845,464
6.500%, 10/1/32	1,211,749	1,259,849
6.500%, 11/1/32	8,461	8,797
6.500%, 12/1/32	1,046,874	1,088,422
6.500%, 1/1/33	371,688	387,785
6.500%, 3/1/33	109,907	114,151
6.500%, 5/1/33	24,526	25,462
6.500%, 6/1/33	34,786	36,115
6.500%, 7/1/33	99,827	103,643
6.500%, 9/1/33	198,100	205,673
6.500%, 10/1/33	858,705	891,529
6.500%, 11/1/33	876,745	910,258
6.500%, 12/1/33	1,342,503	1,393,820
6.500%, 1/1/34	11,473,741	11,933,627
5.000%, 2/1/34	35,249,478	34,484,987
6.500%, 3/1/34	780,007	810,000
6.500%, 4/1/34	74,454	77,301
6.500%, 5/1/34	898,509	934,522
6.500%, 7/1/34	1,924,052	1,998,044
6.500%, 8/1/34	477,061	495,301
6.500%, 9/1/34	177,555	184,343
6.500%, 10/1/34	49,029,596	50,974,421
6.500%, 11/1/34	447,881	465,004
6.500%, 12/1/34	40,418	41,961
4.500%, 4/25/20 TBA	126,435,000	123,590,212
5.500%, 4/25/20 TBA	68,400,000	69,682,500
5.500%, 4/25/35 TBA	89,630,000	89,742,037
6.000%, 4/25/35 TBA	145,955,000	149,147,766
6.500%, 4/25/35 TBA	30,785,000	31,939,437
5.000%, 5/25/35 TBA	148,045,000	144,297,685
Government National Mortgage Association
8.500%, 10/15/17	5,839	6,353
8.500%, 11/15/17	20,739	22,564
8.000%, 7/15/26	1,524	1,642
5.000%, 4/15/35 TBA	38,780,000	38,234,676
6.000%, 4/15/35 TBA	25,285,000	25,964,534

		830,336,573

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (15.2%)
U.S. Treasury Bonds
5.375%, 2/15/31^	$73,461,000	$80,063,895
U.S. Treasury Notes
3.875%, 3/31/07	118,375,000	118,291,770
3.500%, 2/15/10^	18,385,000	17,844,223
4.000%, 3/15/10	29,615,000	29,383,648
4.000%, 2/15/15^	17,570,000	16,880,922
4.250%, 11/15/14^	57,755,000	56,561,551

		319,026,009

Total Government Securities		1,171,560,956

Health Care (0.5%)
Health Care Providers & Services (0.5%)
Humana, Inc.
6.300%, 8/1/18^	2,575,000	2,676,087
WellPoint, Inc.
3.750%, 12/14/07 §	1,250,000	1,226,781
4.250%, 12/15/09 §	6,970,000	6,804,393

Total Health Care		10,707,261

Industrials (0.9%)
Commercial Services & Supplies (0.3%)
Republic Services, Inc.
6.086%, 3/15/35 §	1,670,000	1,677,097
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,820,265

		5,497,362

Industrial Conglomerates (0.6%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33 ^§	5,045,000	5,553,920
Tyco International Group S.A.
6.375%, 10/15/11	6,955,000	7,424,810

		12,978,730

Total Industrials		18,476,092

Information Technology (0.4%)
Computers & Peripherals (0.1%)
International Business Machines Corp.
4.375%, 6/1/09^	1,215,000	1,208,852

IT Services (0.3%)
Pershing Road Development Co. LLC
3.310%, 9/1/26 §(l)	6,590,000	6,590,000

Total Information Technology		7,798,852

Materials (0.8%)
Containers & Packaging (0.1%)
Packaging Corp. of America
5.750%, 8/1/13	50,000	49,508
Sealed Air Corp.
5.625%, 7/15/13 §	1,940,000	1,962,197

		2,011,705

Paper & Forest Products (0.7%)
International Paper Co.
5.300%, 4/1/15	3,675,000	3,663,703
Weyerhaeuser Co.
5.950%, 11/1/08	2,805,000	2,924,569
7.375%, 3/15/32	7,665,000	8,961,190

		15,549,462

Total Materials		17,561,167

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.4%)
British Telecommunications plc
8.375%, 12/15/10	7,320,000	8,504,369
SBC Communications, Inc.
5.875%, 2/1/12	6,610,000	6,891,454
5.100%, 9/15/14	$4,995,000	$4,868,531
Sprint Capital Corp.
8.375%, 3/15/12.	8,920,000	10,424,786
Telecom Italia Capital S.A.
4.000%, 1/15/10 §	8,010,000	7,657,712
6.375%, 11/15/33	4,935,000	5,032,249
TELUS Corp.
7.500%, 6/1/07	4,040,000	4,300,277
Verizon Global Funding Corp.
7.375%, 9/1/12^	2,875,000	3,261,518
7.750%, 12/1/30^	565,000	682,858

		51,623,754

Wireless Telecommunication Services (0.4%)
AT&T Wireless Services, Inc.
8.750%, 3/1/31	6,160,000	8,126,956

Total Telecommunication Services		59,750,710

Utilities (2.0%)
Electric Utilities (1.7%)
Carolina Power & Light Co.
6.500%, 7/15/12^	4,120,000	4,467,670
Consumers Energy Co.
4.250%, 4/15/08	1,955,000	1,934,156
FirstEnergy Corp.
7.375%, 11/15/31	9,215,000	10,437,849
Midamerican Energy Holdings Co.
5.875%, 10/1/12	1,765,000	1,833,013
Pacific Gas & Electric Co.
6.050%, 3/1/34	4,550,000	4,672,008
Public Service Co. of Colorado, Inc.
7.875%, 10/1/12	1,925,000	2,274,297
Southern California Edison Co.
5.000%, 1/15/16	680,000	666,855
SPI Electricity & Gas Australia Holdings Property Ltd.
6.150%, 11/15/13 §	3,950,000	4,200,232
Union Electric Co.
5.100%, 10/1/19	1,290,000	1,258,269
Xcel Energy, Inc.
7.000%, 12/1/10	2,390,000	2,631,882

		34,376,231

Gas Utilities (0.1%)
NiSource Finance Corp.
7.875%, 11/15/10	2,205,000	2,514,534

Multi-Utilities & Unregulated Power (0.2%)
Duke Capital LLC
8.000%, 10/1/19	3,575,000	4,241,262

Total Utilities		41,132,027

Total Long-Term Debt Securities (94.2%) (Cost $1,981,353,411)		1,976,783,170

SHORT-TERM DEBT SECURITIES:
Government Securities (47.1%)
Federal Farm Credit Bank
2.46%, 4/1/05 (o)	4,410,000	4,409,699
Federal Home Loan Bank
2.51%, 4/1/05 (o)^	434,300,000	434,269,768
2.61%, 4/13/05 (o)	73,010,000	72,941,260
2.74%, 5/4/05 (o)	12,566,000	12,533,600
2.65%, 5/12/05 (o)	74,700,000	74,469,887
Federal Home Loan Mortgage Corp.
2.70%, 4/15/05 (o)^	25,000,000	24,971,875

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
2.63%, 4/20/05 (o)	$25,000,000	$24,963,543
2.74%, 5/2/05 (o)	50,000,000	49,878,665
2.74%, 5/3/05 (o)	45,000,000	44,887,386
U.S. Treasury Bills
2.21%, 4/7/05 (o)^	122,525,000	122,472,342
2.44%, 4/14/05 (o)^	122,590,000	122,473,663

Total Government Securities		988,271,688

Short-Term Investments of Cash Collateral for Securities Loaned (13.0%)
Bank of America Securities LLC
2.81%, 5/3/05	10,000,000	10,000,000
Barclays Capital
2.85%, 4/1/05	21,127,557	21,127,557
Barclays London
2.72%, 5/11/05	9,000,111	9,000,111
2.74%, 5/11/05	2,000,858	2,000,858
Barclays New York
2.86%, 6/1/05 (l)	9,998,352	9,998,352
Citigroup Global Markets, Inc.
2.95%, 4/7/05 (l)	11,000,000	11,000,000
Clipper Receivables Corp.
2.81%, 4/18/05	14,963,833	14,963,833
Concord Minutemen C.C. LLC, Series A
2.77%, 4/14/05 (l)	9,999,827	9,999,827
2.87%, 5/24/05 (l)	4,965,167	4,965,167
Deutsche Bank Financial
3.00%, 1/12/07 (l)	11,000,000	11,000,000
Dresdner Bank AG
2.93%, 4/1/05	60,000,000	60,000,001
General Electric Capital Corp.
2.96%, 3/29/06 (l)	10,004,974	10,004,974
2.98%, 5/12/06 (l)	5,013,002	5,013,002
Giro Funding U.S. Corp.
2.97%, 6/15/05	1,984,922	1,984,922
Giro Multi Funding
2.81%, 4/20/05	9,976,625	9,976,625
HSBC Finance Corp.
2.68%, 4/4/05	1,991,842	1,991,842
Merrill Lynch & Co., Inc.
2.80%, 5/5/06 (l)	10,000,000	10,000,000
Merrill Lynch Mortgage Capital
2.98%, 4/12/05 (l)	7,000,000	7,000,000
Natexis Banques Populaires N.Y.
2.83%, 2/16/07 (l)	20,990,064	20,990,064
Sheffield Receivable Corp.
2.81%, 4/19/05	11,973,867	11,973,867
Swedbank, N.Y.
2.86%, 6/20/06 (l)	9,992,526	9,992,526
U.S. Bank N.A.
2.84%, 10/2/06 (l)	$9,991,333	$9,991,333
Westdeutsche Landesbank N.Y.
2.84%, 6/22/05 (l)	9,999,368	9,999,368

Total Short-Term Investments of Cash Collateral for Securities Loaned		272,974,229

Time Deposit (0.1%)
JPMorgan Chase Nassau
2.24%, 4/1/05	808,876	808,876

Total Short-Term Debt Securities (60.2%) (Amortized Cost $1,262,054,793)		1,262,054,793

Total Investments (154.4%) (Cost/Amortized Cost $3,243,408,204)		3,238,837,963
Other Assets Less Liabilities (-54.4%)		(1,141,181,113)

Net Assets (100%)		$2,097,656,850

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $83,666,985 or 3.99% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

CMO	—	Collaterized Mortgage Obligation
REIT	—	Real Estate Investment Trust
TBA	—	Security is subject to delayed delivery.
PO	—	Principal only

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,766,273,037
U.S. Government securities	410,733,713
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	2,711,192,813
U.S. Government securities	336,592,600

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,018,527
Aggregate gross unrealized depreciation	(14,319,084)

Net unrealized depreciation	$(5,300,557)

Federal income tax cost of investments	$3,244,138,520

At March 31, 2005, the Portfolio had loaned securities with a total value $507,460,122. This was secured by collateral of $514,477,340 of which $272,974,229 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $241,503,111 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (1.2%)
BorgWarner, Inc.	273,200	$13,299,376

Hotels, Restaurants & Leisure (2.0%)
Station Casinos, Inc.	308,700	20,852,685

Household Durables (1.1%)
Tempur-Pedic International, Inc.*	656,600	12,252,156

Leisure Equipment & Products (0.9%)
MarineMax, Inc.*	304,500	9,494,310

Media (3.9%)
Getty Images, Inc.*	231,300	16,447,743
Radio One, Inc., Class D*	769,900	11,356,025
XM Satellite Radio Holdings, Inc., Class A*	448,900	14,140,350

		41,944,118

Multiline Retail (0.9%)
Tuesday Morning Corp.*	316,755	9,144,717

Specialty Retail (3.9%)
Dick’s Sporting Goods, Inc.*	456,990	16,785,243
PETCO Animal Supplies, Inc.*	322,200	11,860,182
Too, Inc.*	524,800	12,946,816

		41,592,241

Total Consumer Discretionary		148,579,603

Energy (8.6%)
Energy Equipment & Services (5.0%)
Cooper Cameron Corp.*	167,430	9,578,671
Grant Prideco, Inc.*	679,700	16,421,552
National Oilwell Varco, Inc.*	326,900	15,266,230
Patterson-UTI Energy, Inc.	488,800	12,229,776

		53,496,229

Oil & Gas (3.6%)
Bill Barrett Corp.*	207,090	5,986,972
Newfield Exploration Co.*	208,700	15,498,062
Noble Energy, Inc.	163,800	11,141,676
Spinnaker Exploration Co.*	154,100	5,475,173

		38,101,883

Total Energy		91,598,112

Financials (8.0%)
Capital Markets (3.7%)
Affiliated Managers Group, Inc.*	172,600	10,706,378
BlackRock, Inc., Class A	215,700	16,162,401
Investors Financial Services Corp.	256,300	12,535,633

		39,404,412

Commercial Banks (0.8%)
Cathay General Bancorp	265,500	8,363,250

Diversified Financial Services (3.5%)
Advance America Cash Advance Centers, Inc.	407,760	6,312,125
Archipelago Holdings, Inc.*	167,725	2,968,732
CapitalSource, Inc.*	600,700	13,816,100
optionsXpress Holdings, Inc.*	382,400	6,191,056
Primus Guaranty Ltd.*	652,890	8,507,157

		37,795,170

Total Financials		85,562,832

Health Care (16.9%)
Biotechnology (7.2%)
Affymetrix, Inc.*	263,800	11,301,192
Amylin Pharmaceuticals, Inc.*	297,200	5,198,028
Charles River Laboratories International, Inc.*	308,200	14,497,728
Martek Biosciences Corp.*	282,800	16,456,132
OraSure Technologies, Inc.*	916,121	$6,742,650
Pharmion Corp.*	239,600	6,948,400
Protein Design Labs, Inc.*	628,100	10,043,319
Telik, Inc.*	371,900	5,608,252

		76,795,701

Health Care Equipment & Supplies (4.3%)
ArthroCare Corp.*	342,800	9,769,800
Cooper Cos., Inc.	188,310	13,727,799
Inamed Corp.*	184,036	12,860,436
Respironics, Inc.*	167,600	9,766,052

		46,124,087

Health Care Providers & Services (3.6%)
LabOne, Inc.*	462,332	15,941,208
Psychiatric Solutions, Inc.*	253,100	11,642,600
SFBC International, Inc.*	299,620	10,558,609

		38,142,417

Pharmaceuticals (1.8%)
Angiotech Pharmaceuticals, Inc.*	477,270	7,326,094
MGI Pharma, Inc.*	428,400	10,825,668
Prestige Brands Holdings, Inc.*	93,150	1,644,098

		19,795,860

Total Health Care		180,858,065

Industrials (19.0%)
Aerospace & Defense (2.2%)
Hexcel Corp.*	793,000	12,299,430
United Defense Industries, Inc.	161,000	11,820,620

		24,120,050

Air Freight & Logistics (1.8%)
Expeditors International of Washington, Inc.	352,805	18,892,708

Commercial Services & Supplies (7.3%)
Corporate Executive Board Co.	213,300	13,640,535
Education Management Corp.*	417,200	11,660,740
Navigant Consulting Co.*	499,900	13,612,277
Resources Connection, Inc.*	463,200	9,694,776
Stericycle, Inc.*	265,530	11,736,426
Strayer Education, Inc.	156,400	17,723,248

		78,068,002

Construction & Engineering (1.4%)
Dycom Industries, Inc.*	678,600	15,601,014

Machinery (2.0%)
Idex Corp.	400,000	16,140,000
Joy Global, Inc.	153,500	5,381,710

		21,521,710

Road & Rail (1.1%)
Werner Enterprises, Inc.	585,775	11,381,608

Trading Companies & Distributors (3.2%)
Fastenal Co.	142,300	7,870,613
Hughes Supply, Inc.	494,900	14,723,275
MSC Industrial Direct Co.	376,200	11,496,672

		34,090,560

Total Industrials		203,675,652

Information Technology (29.2%)
Commercial Services & Supplies (1.2%)
American Reprographics Co.*	895,500	12,850,425

Electronic Equipment & Instruments (5.1%)
Amphenol Corp., Class A	342,220	12,675,829
CDW Corp.	203,500	11,534,380
National Instruments Corp.	88,750	2,400,687
Scansource, Inc.*	339,700	17,606,651
Tektronix, Inc.	402,900	9,883,137

		54,100,684

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.1%)
InfoSpace, Inc.*	291,200	$11,889,696

IT Services (9.0%)
Alliance Data Systems Corp.*	455,400	18,398,160
CACI International, Inc., Class A*	240,000	13,255,200
Cognizant Technology Solutions Corp., Class A*	353,400	16,327,080
Global Payments, Inc.	362,200	23,358,278
Iron Mountain, Inc.*	435,805	12,568,616
Sapient Corp.*	1,622,620	11,918,144

		95,825,478

Semiconductors & Semiconductor Equipment (4.9%)
Exar Corp.*	518,100	6,942,540
Formfactor, Inc.*	438,900	9,936,696
International Rectifier Corp.*	396,318	18,032,469
Lam Research Corp.*	286,500	8,268,390
Semtech Corp.*	401,200	7,169,444
Silicon Image, Inc.*	197,200	1,983,832

		52,333,371

Software (7.9%)
Activision, Inc.*	854,333	12,644,129
Cognos, Inc.*	517,100	21,687,174
Kronos, Inc.*	146,200	7,472,282
Macromedia, Inc.*	593,630	19,886,605
NAVTEQ Corp.*	13,650	591,728
Quest Software, Inc.*	1,243,000	17,203,120
Wind River Systems, Inc.*	364,300	5,493,644

		84,978,682

Total Information Technology		311,978,336

Materials (2.2%)
Chemicals (1.0%)
Georgia Gulf Corp.	230,200	$10,584,596

Metals & Mining (1.2%)
Allegheny Technologies, Inc.	550,620	13,275,448

Total Materials		23,860,044

Telecommunication Services (2.4%)
Wireless Telecommunication Services (2.4%)
InPhonic, Inc.*	322,400	7,323,316
Nextel Partners, Inc., Class A*	858,440	18,851,343

Total Telecommunication Services		26,174,659

Total Common Stocks (100.2%) (Cost $912,945,673)		1,072,287,303

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.6%)
JPMorgan Chase Nassau
2.24%, 4/1/05
(Amortized Cost $5,994,061)	$5,994,061	5,994,061

Total Investments (100.8%) (Cost/Amortized Cost $918,939,734)		1,078,281,364
Other Assets Less Liabilities (-0.8%)		(8,090,947)

Net Assets (100%)		$1,070,190,417

*	Non-income producing.

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$284,973,416
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	290,353,455

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,022,352
Aggregate gross unrealized depreciation	(27,414,816)

Net unrealized appreciation	$156,607,536

Federal income tax cost of investments	$921,673,828

For the three months ended March 31, 2005, the Portfolio incurred approximately $2,090 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $173,998,469 of which $587,053 expires in the year 2008, $2,795,597 expires in the year 2009, and $170,615,819 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2004 are $3,382,650 of losses acquired from EQ/AXP Strategy Aggressive Portfolio as a result of a tax-free reorganization during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (1.7%)
American Axle & Manufacturing Holdings, Inc.^	170,300	$4,172,350
Autoliv, Inc.^	134,400	6,404,160
BorgWarner, Inc.^	137,800	6,708,104
Dana Corp.	345,622	4,420,505
Lear Corp.^	102,300	4,538,028
Magna International, Inc., Class A	131,800	8,817,420

		35,060,567

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	723,000	22,514,220

Household Durables (0.6%)
Newell Rubbermaid, Inc.^	544,700	11,950,718

Leisure Equipment & Products (0.5%)
Eastman Kodak Co.^	325,800	10,604,790

Media (3.7%)
Comcast Corp., Class A*	952,300	32,168,694
Interpublic Group of Cos., Inc.*^	817,300	10,036,444
Time Warner, Inc.*	1,697,700	29,794,635
Viacom, Inc., Class B	61,900	2,155,977
Walt Disney Co.	89,800	2,579,954

		76,735,704

Multiline Retail (1.3%)
Federated Department Stores, Inc.	185,400	11,798,856
Nordstrom, Inc.	105,100	5,820,438
Target Corp.	190,700	9,538,814

		27,158,108

Specialty Retail (1.5%)
Gap, Inc.	257,200	5,617,248
Limited Brands	575,200	13,977,360
Office Depot, Inc.*	539,300	11,961,674

		31,556,282

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	341,100	11,423,439
V.F. Corp.	139,100	8,226,374

		19,649,813

Total Consumer Discretionary		235,230,202

Consumer Staples (7.2%)
Beverages (0.7%)
Molson Coors Brewing Co.^	37,200	2,870,724
PepsiCo, Inc.	207,900	11,024,937

		13,895,661

Food & Staples Retailing (1.6%)
Kroger Co.*	834,800	13,381,844
Safeway, Inc.*	645,900	11,968,527
SUPERVALU, Inc.	275,300	9,181,255

		34,531,626

Food Products (1.5%)
Archer-Daniels-Midland Co.	264,495	6,501,287
Kraft Foods, Inc., Class A^	95,600	3,159,580
Sara Lee Corp.	534,600	11,846,736
Unilever N.V. (N.Y. Shares)^	140,700	9,626,694

		31,134,297

Tobacco (3.4%)
Altria Group, Inc.	845,000	55,254,550
UST, Inc.	285,800	14,775,860

		70,030,410

Total Consumer Staples		149,591,994

Energy (12.2%)
Oil & Gas (12.2%)
BP plc (ADR)	154,900	$9,665,760
ChevronTexaco Corp.	852,600	49,715,106
ConocoPhillips	342,697	36,956,445
Exxon Mobil Corp.	2,008,182	119,687,647
Marathon Oil Corp.	382,300	17,937,516
Occidental Petroleum Corp.	287,800	20,482,726

Total Energy		254,445,200

Financials (30.8%)
Capital Markets (3.9%)
Goldman Sachs Group, Inc.	193,000	21,228,070
Lehman Brothers Holdings, Inc.	175,500	16,525,080
Mellon Financial Corp.	451,000	12,871,540
Merrill Lynch & Co., Inc.	276,800	15,666,880
Morgan Stanley	247,500	14,169,375

		80,460,945

Commercial Banks (10.5%)
Bank of America Corp.	1,534,210	67,658,661
BB&T Corp.	184,500	7,210,260
Comerica, Inc.	218,700	12,045,996
Huntington Bancshares, Inc./Ohio	534,500	12,774,550
KeyCorp.	369,100	11,977,295
National City Corp.	493,475	16,531,413
PNC Financial Services Group, Inc.	88,900	4,576,572
SunTrust Banks, Inc.	234,700	16,914,829
U.S. Bancorp	793,800	22,877,316
Wachovia Corp.	645,441	32,859,401
Wells Fargo & Co.	231,600	13,849,680

		219,275,973

Diversified Financial Services (5.7%)
Citigroup, Inc.	1,954,966	87,856,172
JPMorgan Chase & Co.	903,500	31,261,100

		119,117,272

Insurance (6.5%)
ACE Ltd.	119,300	4,923,511
Allstate Corp.	365,000	19,731,900
American International Group, Inc.	113,600	6,294,576
Chubb Corp.	156,400	12,397,828
Genworth Financial, Inc., Class A	427,800	11,773,056
Hartford Financial Services Group, Inc.	251,800	17,263,408
MBIA, Inc.	162,500	8,495,500
MetLife, Inc.	317,200	12,402,520
Prudential Financial, Inc.	242,000	13,890,800
St. Paul Travelers Cos., Inc.	436,729	16,041,056
Torchmark Corp.^	80,200	4,186,440
XL Capital Ltd., Class A^	122,500	8,865,325

		136,265,920

Thrifts & Mortgage Finance (4.2%)
Astoria Financial Corp.^	268,350	6,789,255
Countrywide Financial Corp.	485,400	15,756,084
Fannie Mae^	180,450	9,825,503
Freddie Mac	380,000	24,016,000
MGIC Investment Corp.	151,700	9,355,339
Washington Mutual, Inc.	526,900	20,812,550

		86,554,731

Total Financials		641,674,841

Health Care (2.1%)
Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	111,900	6,410,751

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Medco Health Solutions, Inc.*	336,500	$16,680,305

		23,091,056

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	298,000	7,587,080
Merck & Co., Inc.	393,100	12,724,647

		20,311,727

Total Health Care		43,402,783

Industrials (12.7%)
Aerospace & Defense (2.3%)
Boeing Co.	209,300	12,235,678
General Dynamics Corp.	56,600	6,059,030
Goodrich Corp.	281,300	10,770,977
Honeywell International, Inc.	471,800	17,555,678

		46,621,363

Building Products (0.4%)
Masco Corp.	259,500	8,996,865

Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A	95,100	6,801,552
Hubbell, Inc., Class B^	141,800	7,245,980

		14,047,532

Industrial Conglomerates (6.0%)
General Electric Co.	2,870,000	103,492,200
Textron, Inc.	181,000	13,506,220
Tyco International Ltd.	240,700	8,135,660

		125,134,080

Machinery (1.3%)
Crane Co.^	176,600	5,084,314
Eaton Corp.	177,000	11,575,800
Ingersoll-Rand Co., Class A	18,800	1,497,420
SPX Corp.^	224,700	9,725,016

		27,882,550

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	266,500	14,372,345
CSX Corp.	320,700	13,357,155
Norfolk Southern Corp.	366,700	13,586,235

		41,315,735

Total Industrials		263,998,125

Information Technology (6.3%)
Communications Equipment (1.4%)
ADC Telecommunications, Inc.*^	2,337,100	4,650,829
Corning, Inc.*	954,400	10,622,472
Nortel Networks Corp.*	2,263,300	6,178,809
Tellabs, Inc.*^	1,073,285	7,834,980

		29,287,090

Computers & Peripherals (1.8%)
Hewlett-Packard Co.	1,444,801	31,698,934
International Business Machines Corp.	76,000	6,944,880
Quantum Corp.*^	73,900	215,049

		38,858,863

Electronic Equipment & Instruments (1.3%)
Flextronics International Ltd.*^	517,200	6,227,088
Ingram Micro, Inc., Class A*^	227,800	3,797,426
Sanmina-SCI Corp.*	440,400	2,298,888
Solectron Corp.*	1,804,900	6,263,003
Tech Data Corp.*	92,400	3,424,344
Vishay Intertechnology, Inc.*^	385,800	4,795,494

		26,806,243

IT Services (0.6%)
Electronic Data Systems Corp.	607,800	$12,563,226

Software (1.2%)
Microsoft Corp.	1,012,900	24,481,793

Total Information Technology		131,997,215

Materials (6.2%)
Chemicals (1.9%)
Dow Chemical Co.	44,500	2,218,325
DuPont (E.I.) de Nemours & Co.	117,300	6,010,452
Eastman Chemical Co.^	124,200	7,327,800
Hercules, Inc.*	143,800	2,082,224
Monsanto Co.	131,400	8,475,300
PPG Industries, Inc.	203,100	14,525,712

		40,639,813

Construction Materials (0.9%)
Martin Marietta
Materials, Inc.^	123,800	6,922,896
Vulcan Materials Co.^	190,200	10,809,066

		17,731,962

Containers & Packaging (1.0%)
Owens-Illinois, Inc.*	68,400	1,719,576
Smurfit-Stone Container Corp.*^	497,800	7,700,966
Temple-Inland, Inc.^	148,700	10,788,185

		20,208,727

Metals & Mining (1.1%)
Alcoa, Inc.	201,100	6,111,429
United States Steel Corp.^	320,500	16,297,425

		22,408,854

Paper & Forest Products (1.3%)
Georgia-Pacific Corp.	349,765	12,413,160
International Paper Co.	415,300	15,278,887

		27,692,047

Total Materials		128,681,403

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
BellSouth Corp.	171,800	4,516,622
SBC Communications, Inc.	452,542	10,720,720
Sprint Corp.	1,122,950	25,547,112
Verizon Communications, Inc.	1,160,736	41,206,128

Total Telecommunication Services		81,990,582

Utilities (4.8%)
Electric Utilities (3.9%)
Alliant Energy Corp.	271,900	7,281,482
American Electric Power Co., Inc.	432,000	14,713,920
Edison International, Inc.	27,800	965,216
Entergy Corp.	227,700	16,089,282
Exelon Corp.	368,400	16,905,876
FirstEnergy Corp.	367,000	15,395,650
Northeast Utilities^	319,300	6,152,911
Wisconsin Energy Corp.	45,400	1,611,700
Xcel Energy, Inc.^	184,200	3,164,556

		82,280,593

Multi-Utilities & Unregulated Power (0.9%)
Constellation Energy Group, Inc.	90,900	4,699,530
Sempra Energy	335,000	13,346,400

		18,045,930

Total Utilities		100,326,523

Total Common Stocks (97.5%) (Cost $1,720,680,939)		2,031,338,868

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (5.4%)
Barclays Capital
2.85%, 4/1/05	$3,755,356	$3,755,356
Barclays London
2.72%, 5/11/05	3,000,037	3,000,037
2.74%, 5/11/05	9,003,863	9,003,863
Beta Finance, Inc.
2.86%, 5/25/05	4,964,894	4,964,894
Concord Minutemen C.C. LLC, Series A
2.77%, 4/14/05 (l)	4,999,913	4,999,913
Dresdner Bank AG
2.93%, 4/1/05	10,000,000	10,000,000
General Electric Capital Corp.
2.96%, 3/29/06 (l)	5,002,487	5,002,487
2.98%, 5/12/06 (l)	4,010,402	4,010,402
Giro Funding U.S. Corp.
2.97%, 6/15/05	1,984,922	1,984,922
Giro Multi Funding
2.81%, 4/20/05	1,995,325	1,995,325
Merrill Lynch & Co.
2.72%, 10/19/06 (l)	5,500,000	5,500,000
Morgan Stanley
3.06%, 3/31/06 (l)	4,500,000	4,500,000
Natexis Banques Populaires N.Y.
2.83%, 2/16/07 (l)	10,994,796	10,994,796
Nomura Securities
2.95%, 4/1/05	$14,999,999	$14,999,999
Nordeutsche Landesbank, N.Y.
2.86%, 3/30/06 (l)	9,993,145	9,993,145
Thames Asset Global Securities
2.73%, 4/29/05	3,977,718	3,977,718
U.S. Bank N.A.
2.84%, 10/2/06 (l)	4,995,667	4,995,667
Westdeutsche Landesbank N.Y.
2.84%, 7/13/05 (l)	8,664,934	8,664,934

Total Short-Term Investments of Cash Collateral for Securities Loaned		112,343,458

Time Deposit (2.4%)
JPMorgan Chase Nassau
2.24%, 4/1/05	49,603,408	49,603,408

Total Short-Term Debt Securities (7.8%) (Amortized Cost $161,946,866)		161,946,866

Total Investments (105.3%) (Cost/Amortized Cost $1,882,627,805)		2,193,285,734
Other Assets Less Liabilities (-5.3%)		(110,333,226)

Net Assets (100%)		$2,082,952,508

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1)

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$152,287,471
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	92,267,099

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$378,650,526
Aggregate gross unrealized depreciation	(68,245,763)

Net unrealized appreciation	$310,404,763

Federal income tax cost of investments	$1,882,880,971

At March 31, 2005, the Portfolio had loaned securities with a total value $111,068,789. This was secured by collateral of $112,343,458 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Automobiles (2.1%)
Harley-Davidson, Inc.	16,725	$966,036

Internet & Catalog Retail (1.4%)
eBay, Inc.*	17,400	648,324

Specialty Retail (10.6%)
Advance Auto Parts, Inc.*	15,499	781,925
Best Buy Co., Inc.	13,000	702,130
Lowe’s Cos., Inc.	16,200	924,858
Staples, Inc.	46,000	1,445,780
Williams-Sonoma, Inc.*	30,500	1,120,875

		4,975,568

Total Consumer Discretionary		6,589,928

Consumer Staples (7.5%)
Food & Staples Retailing (3.4%)
Sysco Corp.	18,350	656,930
Walgreen Co.	21,600	959,472

		1,616,402

Household Products (4.1%)
Church & Dwight Co., Inc.	19,800	702,306
Procter & Gamble Co.	22,600	1,197,800

		1,900,106

Total Consumer Staples		3,516,508

Energy (1.7%)
Energy Equipment & Services (1.2%)
Smith International, Inc.	9,000	564,570

Oil & Gas (0.5%)
XTO Energy, Inc.	6,933	227,680

Total Energy		792,250

Financials (13.0%)
Capital Markets (8.4%)
Goldman Sachs Group, Inc.	8,950	984,411
Investors Financial Services Corp.	19,500	953,745
Legg Mason, Inc.	13,650	1,066,611
T. Rowe Price Group, Inc.	15,600	926,328

		3,931,095

Consumer Finance (2.8%)
American Express Co.	25,200	1,294,524

Insurance (1.8%)
Willis Group Holdings Ltd.	23,200	855,384

Total Financials		6,081,003

Health Care (17.5%)
Biotechnology (5.7%)
Affymetrix, Inc.*	16,600	711,144
Amgen, Inc.*	13,000	756,730
Genzyme Corp.*	10,900	623,916
Gilead Sciences, Inc.*	16,300	583,540

		2,675,330

Health Care Equipment & Supplies (3.2%)
Boston Scientific Corp.*	16,900	495,001
St. Jude Medical, Inc.*	15,000	540,000
Stryker Corp.	9,850	439,409

		1,474,410

Health Care Providers & Services (5.7%)
Caremark Rx, Inc.*	4,000	159,120
Health Management Associates, Inc., Class A	47,825	1,252,058
Omnicare, Inc.	29,000	1,028,050
WellPoint, Inc.*	1,800	225,630

		2,664,858

Pharmaceuticals (2.9%)
Pfizer, Inc.	51,375	$1,349,621

Total Health Care		8,164,219

Industrials (7.6%)
Air Freight & Logistics (1.9%)
United Parcel Service, Inc., Class B	12,300	894,702

Commercial Services & Supplies (1.4%)
Apollo Group, Inc., Class A*	8,500	629,510

Machinery (3.4%)
Danaher Corp.	15,700	838,537
Illinois Tool Works, Inc.	8,575	767,720

		1,606,257

Trading Companies & Distributors (0.9%)
Fastenal Co.	7,490	414,272

Total Industrials		3,544,741

Information Technology (31.2%)
Communications Equipment (3.2%)
Cisco Systems, Inc.*	61,325	1,097,104
Juniper Networks, Inc.*	18,500	408,110

		1,505,214

Computers & Peripherals (4.3%)
Dell, Inc.*	28,100	1,079,602
EMC Corp.*	29,200	359,744
Network Appliance, Inc.*	21,000	580,860

		2,020,206

Electronic Equipment & Instruments (3.5%)
Flextronics International Ltd.*	66,200	797,048
Jabil Circuit, Inc.*	28,500	812,820

		1,609,868

IT Services (3.8%)
CheckFree Corp.*	21,700	884,492
Paychex, Inc.	26,900	882,858

		1,767,350

Office Electronics (1.4%)
Zebra Technologies Corp., Class A*	13,400	636,366

Semiconductors & Semiconductor Equipment (6.9%)
Altera Corp.*	24,500	484,610
Analog Devices, Inc.	6,500	234,910
Applied Materials, Inc.*	31,625	513,906
Intel Corp.	34,500	801,435
Novellus Systems, Inc.*	5,800	155,034
Texas Instruments, Inc.	20,700	527,643
Xilinx, Inc.	17,700	517,371

		3,234,909

Software (8.1%)
Computer Associates International, Inc.	16,300	441,730
Electronic Arts, Inc.*	15,300	792,234
Mercury Interactive Corp.*	15,700	743,866
Microsoft Corp.	47,300	1,143,241
Synopsys, Inc.*	37,100	671,510

		3,792,581

Total Information Technology		14,566,494

Telecommunication Services (3.4%)
Wireless Telecommunication Services (3.4%)
Nextel Communications, Inc., Class A*	20,800	591,136

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Nextel Partners, Inc., Class A*	46,000	$1,010,160

Total Telecommunication Services		1,601,296

Total Common Stocks (96.0%) (Cost $41,494,959)		44,856,439

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (4.0%)
JPMorgan Chase Nassau
2.24%, 4/1/05 (Amortized Cost $ 1,896,516)	$1,896,516	1,896,516

Total Investments (100.0%) (Cost/Amortized Cost $ 43,391,475)		46,752,955
Other Assets Less Liabilities (0.0%)		(9,100)

Net Assets (100%)		$46,743,855

*	Non-income producing.

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,661,494
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	6,858,507

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,887,423
Aggregate gross unrealized depreciation	(1,645,339)

Net unrealized appreciation	$3,242,084

Federal income tax cost of investments	$43,510,871

The Portfolio has a net capital loss carryforward of $2,130,312 of which $1,917,122 expires in the year 2010 and $213,190 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.8%)
Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	21,600	$1,119,096
Las Vegas Sands Corp.*^	37,400	1,683,000

		2,802,096

Household Durables (0.2%)
Leggett & Platt, Inc.	17,600	508,288

Internet & Catalog Retail (3.8%)
Amazon.com, Inc.*^	90,400	3,098,008
eBay, Inc.*	58,200	2,168,532
IAC/InterActiveCorp*^	179,700	4,001,919

		9,268,459

Media (6.7%)
Cablevision Systems Corp. Class A*	96,900	2,718,045
Clear Channel Communications, Inc.^	41,100	1,416,717
DIRECTV Group, Inc.*	75,100	1,082,942
Omnicom Group, Inc.^	37,600	3,328,352
Time Warner, Inc.*	294,500	5,168,475
Walt Disney Co.	90,200	2,591,446

		16,305,977

Multiline Retail (1.3%)
Dollar Tree Stores, Inc.*^	23,500	675,155
Target Corp.	47,900	2,395,958

		3,071,113

Specialty Retail (3.6%)
Lowe’s Cos., Inc.	92,200	5,263,698
Williams-Sonoma, Inc.*^	91,000	3,344,250

		8,607,948

Total Consumer Discretionary		40,563,881

Consumer Staples (4.9%)
Beverages (2.8%)
Anheuser-Busch Cos., Inc.^	48,700	2,307,893
PepsiCo, Inc.	84,800	4,496,944

		6,804,837

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.^	44,800	1,979,264
Sysco Corp.	41,000	1,467,800

		3,447,064

Household Products (0.4%)
Kimberly-Clark Corp.	13,600	893,928

Personal Products (0.3%)
Avon Products, Inc.	17,000	729,980

Total Consumer Staples		11,875,809

Energy (3.3%)
Energy Equipment & Services (2.5%)
Schlumberger Ltd.	51,800	3,650,864
Weatherford International Ltd.*	41,000	2,375,540

		6,026,404

Oil & Gas (0.8%)
Kinder Morgan, Inc.	27,100	2,051,470

Total Energy		8,077,874

Financials (8.5%)
Commercial Banks (1.7%)
Wells Fargo & Co.	69,000	4,126,200

Consumer Finance (1.6%)
AmeriCredit Corp.*^	41,700	977,448
SLM Corp.	56,800	$2,830,912

		3,808,360

Diversified Financial Services (0.3%)
JPMorgan Chase & Co.	25,900	896,140

Insurance (1.3%)
American International Group, Inc.	55,800	3,091,878

Thrifts & Mortgage Finance (3.6%)
Fannie Mae	65,300	3,555,585
Freddie Mac	67,100	4,240,720
Washington Mutual, Inc.	23,000	908,500

		8,704,805

Total Financials		20,627,383

Health Care (17.1%)
Biotechnology (5.7%)
Amgen, Inc.*	82,600	4,808,146
Amylin Pharmaceuticals, Inc.*^	75,200	1,315,248
Applera Corp.- Applied Biosystems Group	74,600	1,472,604
Biogen Idec, Inc.*^	23,600	814,436
Genentech, Inc.*	26,600	1,505,826
ImClone Systems, Inc.*^	40,400	1,393,800
Millennium Pharmaceuticals, Inc.*^	164,300	1,383,406
Protein Design Labs, Inc.*^	75,200	1,202,448

		13,895,914

Health Care Equipment & Supplies (1.0%)
Guidant Corp.	31,800	2,350,020

Health Care Providers & Services (1.9%)
Express Scripts, Inc.*	3,600	313,884
Lincare Holdings, Inc.*^	8,400	371,532
Medco Health Solutions, Inc.*^	26,600	1,318,562
WellPoint, Inc.*	21,500	2,695,025

		4,699,003

Pharmaceuticals (8.5%)
Allergan, Inc.	19,400	1,347,718
AstraZeneca plc (ADR)^	157,300	6,218,069
Eli Lilly & Co.	64,100	3,339,610
Forest Laboratories, Inc.*	121,500	4,489,425
Pfizer, Inc.	27,700	727,679
Sepracor, Inc.*^	18,800	1,079,308
Teva Pharmaceutical Industries Ltd. (ADR)^	104,700	3,245,700

		20,447,509

Total Health Care		41,392,446

Industrials (5.4%)
Aerospace & Defense (0.9%)
United Technologies Corp.^	22,500	2,287,350

Air Freight & Logistics (0.3%)
United Parcel Service, Inc., Class B	8,300	603,742

Commercial Services & Supplies (0.9%)
Monster Worldwide, Inc.*^	78,400	2,199,120

Industrial Conglomerates (2.8%)
3M Co.	10,500	899,745
General Electric Co.	142,200	5,127,732
Tyco International Ltd.^	23,200	784,160

		6,811,637

Machinery (0.5%)
Illinois Tool Works, Inc.	13,000	1,163,890

Total Industrials		13,065,739

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (37.2%)
Communications Equipment (7.3%)
Cisco Systems, Inc.*	332,700	$5,952,003
Corning, Inc.*	159,400	1,774,122
JDS Uniphase Corp.*^	392,100	654,807
Juniper Networks, Inc.*	102,200	2,254,532
QUALCOMM, Inc.	190,500	6,981,825

		17,617,289

Computers & Peripherals (1.3%)
Brocade Communications Systems, Inc.*^	191,900	1,136,048
International Business Machines Corp.	12,500	1,142,250
Lexmark International, Inc., Class A*	11,300	903,661

		3,181,959

Electronic Equipment & Instruments (4.9%)
Agilent Technologies, Inc.*	252,000	5,594,400
Flextronics International Ltd.*	146,500	1,763,860
Jabil Circuit, Inc.*	158,600	4,523,272

		11,881,532

Internet Software & Services (3.7%)
Google, Inc., Class A*	14,900	2,689,599
VeriSign, Inc.*	122,800	3,524,360
Yahoo!, Inc.*	79,000	2,678,100

		8,892,059

IT Services (3.8%)
Affiliated Computer Services, Inc., Class A*	82,800	4,408,272
Automatic Data Processing, Inc.	61,400	2,759,930
CheckFree Corp.*^	46,400	1,891,264

		9,059,466

Semiconductors & Semiconductor Equipment (13.1%)
Altera Corp.*	138,000	2,729,640
Applied Materials, Inc.*	478,500	7,775,625
Applied Micro Circuits Corp.*	553,200	1,820,028
Broadcom Corp., Class A*	12,400	371,008
Cymer, Inc.*^	36,800	985,136
Intel Corp.	83,900	1,948,997
KLA-Tencor Corp.*	107,500	4,946,075
Lam Research Corp.*^	34,900	1,007,214
Linear Technology Corp.	65,100	2,493,981
Maxim Integrated Products, Inc.^	42,200	1,724,714
PMC-Sierra, Inc.*^	294,500	2,591,600
Xilinx, Inc.^	112,700	3,294,221

		31,688,239

Software (3.1%)
Cadence Design Systems, Inc.*	32,700	488,865
Microsoft Corp.	109,100	2,636,947
SAP AG (ADR)^	108,800	4,360,704

		7,486,516

Total Information Technology		89,807,060

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
Sprint Corp.^	108,600	2,470,650

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*^	34,400	627,112

Total Telecommunication Services		3,097,762

Utilities (0.9%)
Multi-Utilities & Unregulated Power (0.9%)
AES Corp.*	128,100	$2,098,278

Total Utilities		2,098,278

Total Common Stocks (95.4%) (Cost $235,537,938)		230,606,232

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (16.2%)
Barclays Capital
2.85%, 4/1/05	$9,181,619	9,181,619
Beta Finance, Inc.
2.86%, 5/25/05	992,979	992,979
Clipper Receivables Corp.
2.81%, 4/18/05	1,995,178	1,995,178
Dresdner Bank AG
2.93%, 4/1/05	15,000,000	15,000,000
Giro Multi Funding
2.81%, 4/20/05	997,663	997,663
Nomura Securities
2.95%, 4/1/05	10,000,000	10,000,000
Old Line Funding
2.81%, 5/2/05	996,422	996,422

Total Short-Term Investments of Cash Collateral for Securities Loaned		39,163,861

Time Deposit (4.4%)
JPMorgan Chase Nassau
2.24%, 4/1/05	10,686,113	10,686,113

Total Short-Term Debt Securities (20.6%) (Amortized Cost $49,849,974)		49,849,974

Total Investments (116.0%) (Cost/Amortized Cost $285,387,912)		280,456,206
Other Assets Less Liabilities (-16.0%)		(38,757,699)

Net Assets (100%)		$241,698,507

*	Non-income producing.

^	All, or a portion of security out on Loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,431,028
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	13,560,187

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,766,372
Aggregate gross unrealized depreciation	(13,759,529)

Net unrealized depreciation	$(5,993,157)

Federal income tax cost of investments	$286,449,363

At March 31, 2005, the Portfolio had loaned securities with a total value of $38,425,199. This was secured by collateral of $39,163,861 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $110,100,044 of which $56,951,596 expires in the year 2009, $36,146,108 expires in the year 2010 and $17,002,340 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.4%)
Amcor Ltd.	263,000	$1,456,657
Australia & New Zealand Banking Group Ltd.	82,680	1,318,796
Brambles Industries Ltd.^	223,100	1,372,003
Foster’s Group Ltd.	292,567	1,160,997
Insurance Australia Group Ltd.	266,900	1,308,960
National Australia Bank Ltd.	12,645	277,307
Promina Group Ltd.^	365,600	1,397,081
QBE Insurance Group Ltd.^	174,071	2,004,978
Rinker Group Ltd.	285,374	2,384,112
Wesfarmers Ltd.	55,500	1,706,119
Westpac Banking Corp.	85,000	1,251,256
Woolworths Ltd.^	162,409	2,016,385

		17,654,651

Austria (0.2%)
Telekom Austria AG	89,266	1,751,820

Belgium (0.3%)
UCB S.A.	44,100	2,139,553

Brazil (0.2%)
Cia Vale do Rio Doce (Sponsored ADR)	42,000	1,115,940

Canada (4.1%)
Abitibi-Consolidated, Inc.^	243,500	1,127,082
Alcan, Inc.	121,200	4,608,175
Cameco Corp.	65,800	2,913,507
Falconbridge Ltd.	4,500	161,425
Great-West Lifeco, Inc.	43,800	962,995
Inco Ltd.*	104,400	4,155,120
Manulife Financial Corp.	26,100	1,245,836
National Bank of Canada	19,200	831,098
Noranda Inc.	26,100	524,438
Potash Corp. of Saskatchewan, Inc.	59,400	5,210,173
Suncor Energy, Inc.	37,500	1,510,415
TELUS Corp.	51,600	1,658,655
TELUS Corp. (Non-Voting)	60,200	1,852,499
Thomson Corp.^	92,600	3,105,163

		29,866,581

Denmark (0.9%)
Novo-Nordisk A/S, Class B^	52,700	2,941,977
TDC A/S^	85,600	3,617,564

		6,559,541

Finland (0.5%)
Nokia OYJ	106,200	1,650,753
Stora Enso OYJ	71,700	1,009,192
UPM-Kymmene OYJ*	60,700	1,348,998

		4,008,943

France (10.8%)
Accor S.A.	79,500	3,901,445
BNP Paribas S.A.^	171,300	12,166,732
Bouygues S.A.*(b)	189,730	7,540,496
Carrefour S.A.	24,800	1,319,550
Compagnie Generale des Etablissements Michelin, Class B (Registered)	24,000	1,581,414
Dassault Systemes S.A.	23,400	1,106,990
Essilor International S.A.	26,100	1,891,088
Groupe Danone^	47,300	4,718,086
L’Air Liquide S.A.^	26,727	4,929,002
L’Oreal S.A.^	41,500	3,330,516
Lafarge S.A.	23,200	2,252,345
Renault S.A.	15,100	$1,352,143
Sanofi-Aventis^	250,200	21,152,466
Sanofi-Aventis	9,666	816,557
Schneider Electric S.A.^	79,000	6,206,544
Societe Generale^	18,200	1,895,838
Vivendi Universal S.A.*	85,700	2,631,910

		78,793,122

Germany (5.5%)
Allianz AG	38,000	4,838,415
Bayer AG	36,300	1,203,021
Bayerische Hypo-und Vereinsbank AG*	104,000	2,547,834
Bayerische Motoren Werke (BMW) AG	28,600	1,300,578
DaimlerChrysler AG^	98,000	4,403,032
Deutsche Bank AG (Registered)	30,500	2,637,997
Deutsche Boerse AG	56,666	4,275,148
E.On AG	73,100	6,279,792
Infineon Technologies AG (ADR)*^	2,200	21,010
Lanxess*	1,950	40,068
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)(b)	6,228	750,334
SAP AG^	20,200	3,250,113
SAP AG (ADR)	1,900	76,152
Siemens AG	67,900	5,371,548
TUI AG	5,700	150,531
Volkswagen AG^	64,900	3,097,232

		40,242,805

Hong Kong (1.6%)
Bank of East Asia Ltd.	396,200	1,140,440
Esprit Holdings Ltd. (b)	166,700	1,138,143
Hang Lung Group, Ltd.	408,000	714,060
Hang Lung Properties Ltd.	859,000	1,244,552
Hang Seng Bank Ltd.	98,200	1,303,147
Hong Kong & China Gas	621,000	1,222,198
Li & Fung Ltd.	1,999,000	3,639,508
Sun Hung Kai Properties Ltd.	48,000	435,421
Swire Pacific Ltd., Class A	135,000	1,068,839

		11,906,308

India (0.2%)
Infosys Technologies Ltd. (ADR)^	22,200	1,636,806

Ireland (0.3%)
CRH plc	96,682	2,546,981

Italy (0.7%)
ENI S.p.A.	149,750	3,898,290
UniCredito Italiano S.p.A	240,700	1,417,101

		5,315,391

Japan (23.0%)
Advantest Corp.^	42,700	3,281,544
Aeon Co., Ltd.	190,000	3,216,997
Aiful Corp.	6,900	553,497
Aiful Corp.*	3,450	270,942
Astellas Pharma, Inc.	56,100	1,903,917
Bridgestone Corp.	72,000	1,326,776
Canon, Inc.	54,100	2,908,330
Chubu Electric Power Co., Inc.^	56,700	1,365,020
Daito Trust Construction Co., Ltd.	37,400	1,573,485
Daiwa House Industry Co., Ltd.	88,000	1,013,613
East Japan Railway Co.	178	958,564
Fanuc Ltd.^	70,000	4,391,361

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Furukawa Electric Co., Ltd.*^	276,000	$1,266,978
Hirose Electric Co., Ltd.	15,700	1,607,283
Hoya Corp.	13,600	1,500,374
Japan Airlines Corp.	333,000	974,467
Kansai Electric Power Co., Inc.	126,900	2,550,813
Keyence Corp.	5,000	1,161,182
Konica Minolta Holdings, Inc.^	23,500	238,164
Millea Holdings, Inc.	417	6,081,900
Mitsubishi Corp.^	341,500	4,434,775
Mitsubishi Estate Co., Ltd.^	713,000	8,305,890
Mitsubishi Tokyo Financial Group, Inc.	600	5,216,904
Mitsui & Co., Ltd.^	140,000	1,294,503
Mitsui Fudosan Co., Ltd.	107,000	1,259,471
Mitsui Sumitomo Insurance Co., Ltd.	258,000	2,371,111
Mizuho Financial Group, Inc.	577	2,735,032
Murata Manufacturing Co., Ltd.	21,000	1,128,927
NEC Corp.	227,000	1,375,243
NEC Electronics Corp (b)	500	23,373
Nidec Corp.^	22,300	2,783,330
Nikon Corp.^	123,000	1,417,904
Nintendo Co., Ltd.	17,700	1,936,144
Nippon Electric Glass Co., Ltd.	80,000	1,155,572
Nippon Telegraph & Telephone Corp.	955	4,187,500
Nissan Motor Co., Ltd.	656,200	6,742,369
Nitto Denko Corp.	32,300	1,697,139
Omron Corp.	70,300	1,537,977
Orix Corp.	35,500	4,537,070
Ricoh Co., Ltd.	135,000	2,322,363
Rohm Co., Ltd.	18,500	1,790,155
Sankyo Co., Ltd.^	208,000	4,394,914
Sekisui House Ltd.	258,000	2,761,874
Shimamura Co., Ltd.^	10,800	828,983
SMC Corp.	33,100	3,753,768
Softbank Corp.*^	44,000	1,818,250
Sompo Japan Insurance, Inc.	157,800	1,650,881
Sony Corp.^	26,300	1,049,935
Sumitomo Chemical Co., Ltd.	436,000	2,160,434
Sumitomo Corp.	321,000	2,758,031
Sumitomo Forestry Co., Ltd.	35,000	346,204
Sumitomo Mitsui Financial Group, Inc.^	1,484	10,072,775
Suzuki Motor Co., Ltd.	317,000	5,684,424
T&D Holdings, Inc.	27,400	1,396,129
Takeda Pharmaceutical Co., Ltd.^	75,000	3,583,115
TDK Corp.^	22,500	1,544,035
Tohoku Electric Power Co., Inc.	34,900	648,339
Tokyo Electron Ltd.^	83,000	4,741,305
Tokyo Gas Co., Ltd.^	414,000	1,672,102
Toyota Motor Corp.	97,700	3,644,568
UFJ Holdings, Inc.*	1,791	9,443,942
Uni-Charm Corp.^	3,300	148,401
Yahoo! Japan Corp.*^	299	701,655
Yahoo! Japan Corp.*	299	704,450
Yamada Denki Co., Ltd.^	46,400	2,437,995
Yamato Transport Co., Ltd.^	259,500	3,721,700

		168,066,168

Luxembourg (0.1%)
SES Global (FDR)	58,000	744,751

Mexico (1.0%)
America Movil S.A. de C.V. (ADR)	141,100	7,280,760
Telefonos de Mexico S.A. de C.V., Class L (ADR)	8,900	$307,317

		7,588,077

Netherlands (8.1%)
ABN AMRO Holding N.V.	334,783	8,327,828
Aegon N.V.	157,678	2,133,282
Euronext NV.	38,800	1,384,205
Heineken Holding N.V., Class A^	28,593	885,544
Heineken N.V.	245,975	8,545,084
ING Groep N.V. (CVA)	141,669	4,289,999
Koninklijke Ahold N.V.*	156,700	1,315,612
Reed Elsevier N.V.	33,800	510,884
Royal Dutch Petroleum Co.	225,900	13,540,414
Royal Dutch Petroleum Co. (N.Y. Shares)	16,200	972,648
Royal KPN N.V.	987,300	8,853,697
Royal Numico N.V.*	24,700	1,013,119
TPG N.V.^	67,700	1,931,299
Unilever N.V. (CVA)	31,500	2,149,296
VNU N.V.	105,362	3,081,009

		58,933,920

Norway (0.5%)
DnB NOR ASA	108,700	1,114,647
Norsk Hydro ASA	11,200	927,657
Statoil ASA	78,900	1,349,487

		3,391,791

Portugal (0.2%)
Portugal Telecom SGPS S.A. (Registered)	123,100	1,446,282

Russia (0.0%)
YUKOS (ADR)*^	19,500	44,070

Singapore (0.9%)
DBS Group Holdings Ltd.	69,000	623,355
Singapore Telecommunications Ltd. (b)	2,634,914	4,121,796
United Overseas Bank Ltd.	108,000	942,946
Venture Corp., Ltd.	106,000	854,787

		6,542,884

South Africa (0.3%)
Anglo American plc (London Exchange)	44,100	1,045,809
Sasol Ltd.	48,500	1,131,816

		2,177,625

South Korea (1.3%)
Samsung Electronics Co., Ltd.	10,680	5,279,527
Samsung Electronics Co., Ltd. (GDR) §	10,360	2,564,100
Samsung Electronics Co., Ltd. (Non-Voting)	4,210	1,382,605

		9,226,232

Spain (5.2%)
Altadis S.A.	24,400	1,000,497
Banco Bilbao Vizcaya Argentaria S.A.	504,600	8,236,890
Banco Santander Central Hispano S.A.	429,700	5,243,936
Iberdrola S.A.^	85,500	2,242,403
Inditex S.A.^	143,700	4,308,546
Repsol YPF S.A.^	276,100	7,327,377
Telefonica S.A.	558,758	9,759,991

		38,119,640

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Sweden (1.3%)
Assa Abloy AB, Class B	72,600	$1,030,781
Atlas Copco AB	34,600	1,662,895
Scania AB, Class B	27,000	1,153,879
Svenska Cellulosa AB, Class B^	28,800	1,089,732
Telefonaktiebolaget LM Ericsson (ADR)*^	33,000	930,600
Telefonaktiebolaget LM Ericsson, Class B*	1,197,000	3,382,028

		9,249,915

Switzerland (9.1%)
Adecco S.A.	22,479	1,239,089
Compagnie Financiere Richemont AG, Class A	227,687	7,173,124
Credit Suisse Group*^	121,754	5,245,464
Geberit A.G	304	223,428
Holcim Ltd. (Registered)^	127,459	7,865,265
Nestle S.A. (Registered)	37,580	10,318,026
Novartis AG (Registered)^	255,828	11,976,846
Roche Holding AG	17,143	1,843,890
Serono S.A., Class B^	1,551	1,129,514
STMicroelectronics N.V.	97,900	1,633,707
Swiss Reinsurance (Registered)	82,120	5,901,148
Swisscom AG (Registered)^	11,688	4,300,015
Syngenta AG*	12,200	1,278,446
Synthes, Inc.	8,540	952,949
UBS AG (Registered)^	39,789	3,371,666
Xstrata plc	116,450	2,222,444

		66,675,021

Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	404,192	3,427,548

Turkey (0.2%)
Infineon Technologies AG*	122,800	1,177,826

United Kingdom (15.9%)
ARM Holdings plc.	394,900	785,378
Associated British Foods plc	13,100	186,396
AstraZeneca plc (London Exchange)	36,700	1,446,606
AstraZeneca plc (Stockholm Exchange)	261,000	10,357,437
BHP Billiton plc	129,347	1,737,784
Bradford & Bingley plc	222,300	1,291,679
Brambles Industries plc^	85,400	488,956
British Land Co. plc	46,200	701,888
Centrica plc	389,790	1,699,583
Compass Group plc	260,900	1,190,587
Diageo plc	233,500	3,291,513
Hanson plc	153,200	1,448,881
HBOS plc	523,800	8,165,623
HSBC Holdings plc	301,100	4,762,183
Johnston Press plc	103,600	1,066,905
Lloyds TSB Group plc	291,300	2,631,105
National Grid Transco plc	312,900	2,898,632
Next plc	50,000	1,504,122
Pearson plc	382,300	4,659,442
Reckitt Benckiser plc	56,500	1,795,744
Reed Elsevier plc	604,500	6,265,314
Royal Bank of Scotland Group plc (b)	367,900	11,706,896
Shell Transport & Trading Co. plc (Registered)	744,300	6,680,539
Smiths Group plc	7,942	$127,786
Standard Chartered plc	232,600	4,184,239
Tesco plc	268,400	1,605,189
Unilever plc	555,000	5,484,847
Vodafone Group plc	9,882,518	26,236,978
Wolseley plc	60,900	1,275,049

		115,677,281

United States (0.2%)
News Corp. (CDI)^	66,870	1,141,104

Total Common Stocks (95.5%) (Cost $606,194,449)		697,168,577

	Principal Amount
CONVERTIBLE BONDS:
Cayman Islands (0.5%)
SMFG Finance Ltd.
2.250%, 7/11/05 JPY	117,000,000	2,524,150
2.250%, 7/11/05 (b) JPY	63,000,000	1,360,024

		3,884,174

Switzerland (0.1%)
Credit Suisse Group Finance Guernsey Ltd.
6.000%, 12/23/05 CHF	246,000	294,627

Total Convertible Bonds (0.6%) (Cost $2,728,865)		4,178,801

SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (18.3%)
ABN Amro Bank N.V. N.Y. Branch
2.93%, 4/1/05	$10,000,000	10,000,000
Bank of Nova Scotia N.Y.
2.84%, 5/30/06 (l)	4,997,085	4,997,085
Barclays Capital
2.85%, 4/1/05	4,712,603	4,712,603
Barclays London
2.74%, 5/11/05	6,002,575	6,002,575
CC USA, Inc.
2.70%, 4/29/05	1,988,387	1,988,387
Concord Minutemen C.C. LLC, Series A
2.87%, 5/24/05	1,986,067	1,986,067
Dresdner Bank AG
2.93%, 4/1/05	20,000,000	20,000,000
General Electric Capital Corp.
2.98%, 5/12/06 (l)	2,005,201	2,005,201
Giro Funding U.S. Corp.
2.97%, 6/15/05	1,984,922	1,984,922
Giro Multi Funding
2.81%, 4/20/05	1,995,324	1,995,324
Merrill Lynch and Co.
2.72%, 10/19/06 (l)	4,500,000	4,500,000
Morgan Stanley
3.06%, 3/31/06 (l)	2,000,000	2,000,000
Nomura Securities
2.95%, 4/1/05	57,000,000	57,000,000
Nordeutsche Landesbank, N.Y.
2.77%, 6/12/06 (l)	2,998,307	2,998,307
Thames Asset Global Securities
2.73%, 4/29/05.	4,174,615	4,174,615
U.S. Bank N.A.
2.84%, 10/2/06 (l)	4,995,667	4,995,667
Westdeutsche Landesbank N.Y.
2.84%, 7/13/05 (l)	1,999,600	1,999,600

Total Short-Term Investments of Cash Collateral for Securities Loaned		133,340,353

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (4.4%)
JPMorgan Chase Nassau
2.24%, 4/1/05	$32,407,004	$32,407,004

Total Short-Term Debt Securities (22.7%) (Amortized Cost $165,747,357)		165,747,357

Total Investments (118.8%) (Cost/Amortized Cost $774,670,671)		867,094,735
Other Assets Less Liabilities (-18.8%)		(137,409,078)

Net Assets (100.0%)		$729,685,657

Market Sector Diversification
As a Percentage of Total Equity Investments
Consumer Discretionary		12.4%
Consumer Staples		7.7
Energy		5.4
Financials
Capital Markets	1.6%
Commercial Banks	15.4
Consumer Finance	0.8
Diversified Financial Services	1.6
Insurance	4.6
Real Estate	1.8
Thrifts & Mortgage Finance	0.2

Total Financials		26.0
Health Care		9.5
Industrials		6.8
Information Technology		9.3
Materials		8.0
Telecommunications Services		11.9
Utilities		3.0

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $2,564,100 or 0.35% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CHF — Swiss Franc

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

JPY — Japanese Yen

At March 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound, expiring 6/30/05	1,230,352	$2,355,223	$2,314,847	$(40,376)
British Pound, expiring 6/30/05	2,009,282	3,846,301	3,780,363	(65,938)

				$(106,314)

Foreign Currency Sell Contracts
European Union, expiring 4/11/05	2,695,655	$3,556,000	$3,503,911	$52,089
European Union, expiring 6/27/05	798,887	1,082,101	1,040,511	41,590
European Union, expiring 6/30/05	1,723,569	2,355,223	2,245,035	110,188
Japanese Yen, expiring 4/11/05	375,325,730	3,598,000	3,511,095	86,905
Japanese Yen, expiring 4/20/05	371,781,330	3,651,000	3,480,576	170,424
Swiss Franc, expiring 4/7/05	1,682,587	1,484,417	1,411,934	72,483
Swiss Franc, expiring 5/17/05	1,733,524	1,451,000	1,458,317	(7,317)
Swiss Franc, expiring 5/24/05	6,923,633	6,004,000	5,827,325	176,675
Swiss Franc, expiring 6/30/05	4,332,012	3,846,301	3,655,275	191,026

				$894,063

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$110,000,597
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	50,252,492

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,330,516
Aggregate gross unrealized depreciation	(11,838,484)

Net unrealized appreciation	$85,492,032

Federal income tax cost of investments	$781,602,703

At March 31, 2005, the Portfolio had loaned securities with a total value of $127,004,876. This was secured by collateral of $133,340,353 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $16,412,594 of which $10,024,533 expires in the year 2010, and $6,388,061 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (0.4%)
Delphi Corp.	765,000	$3,427,200

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	63,200	3,274,392
Las Vegas Sands Corp.*^	101,400	4,563,000
McDonald’s Corp.	97,500	3,036,150
Starwood Hotels & Resorts Worldwide, Inc.	49,300	2,959,479

		13,833,021

Household Durables (0.4%)
Leggett & Platt, Inc.	131,100	3,786,168

Internet & Catalog Retail (1.3%)
Amazon.com, Inc.*	71,600	2,453,732
IAC/InterActiveCorp*^	469,600	10,457,992

		12,911,724

Leisure Equipment & Products (0.4%)
Mattel, Inc.	200,000	4,270,000

Media (3.1%)
Cablevision Systems Corp., Class A*	156,642	4,393,808
Clear Channel Communications, Inc.	61,100	2,106,117
DIRECTV Group, Inc.*	395,155	5,698,135
Entercom Communications Corp.*^	33,300	1,182,816
Knight Ridder, Inc.	28,300	1,903,175
Omnicom Group, Inc.	45,500	4,027,660
Time Warner, Inc.*	628,750	11,034,563

		30,346,274

Multiline Retail (1.4%)
Dollar Tree Stores, Inc.*	324,500	9,322,885
Target Corp.	97,700	4,886,954

		14,209,839

Specialty Retail (3.5%)
Autonation, Inc.*	333,500	6,316,490
Lowe’s Cos., Inc.	182,700	10,430,343
OfficeMax, Inc.^	196,000	6,566,000
RadioShack Corp.	213,900	5,240,550
Williams-Sonoma, Inc.*	173,900	6,390,825

		34,944,208

Total Consumer Discretionary		117,728,434

Consumer Staples (8.3%)
Beverages (3.4%)
Anheuser-Busch Cos., Inc.	154,400	7,317,016
Pepsi Bottling Group, Inc.	200,000	5,570,000
PepsiCo, Inc.	384,300	20,379,429

		33,266,445

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	96,400	4,258,952
Sysco Corp.	83,000	2,971,400

		7,230,352

Food Products (2.2%)
Campbell Soup Co.	523,600	15,194,872
Kraft Foods, Inc., Class A	185,600	6,134,080

		21,328,952

Household Products (0.9%)
Kimberly-Clark Corp.	58,600	3,851,778
Procter & Gamble Co.	88,200	4,674,600

		8,526,378

Personal Products (0.4%)
Avon Products, Inc.	101,800	4,371,292

Tobacco (0.7%)
Altria Group, Inc.	113,800	$7,441,382

Total Consumer Staples		82,164,801

Energy (9.1%)
Energy Equipment & Services (3.5%)
Baker Hughes, Inc.	156,100	6,944,889
BJ Services Co.	96,200	4,990,856
Schlumberger Ltd.	116,700	8,225,016
Transocean, Inc.*	157,800	8,120,388
Weatherford International Ltd.*	111,400	6,454,516

		34,735,665

Oil & Gas (5.6%)
Exxon Mobil Corp.	208,758	12,441,977
Kinder Morgan Management LLC*	195,124	7,920,083
Kinder Morgan, Inc.	102,917	7,790,817
Royal Dutch Petroleum Co. (N.Y. Shares)	187,800	11,275,512
Shell Transport & Trading Co. plc (ADR)^	81,500	4,430,340
Unocal Corp.	109,700	6,767,393
Williams Cos., Inc.	217,700	4,094,937

		54,721,059

Total Energy		89,456,724

Financials (16.2%)
Capital Markets (0.2%)
State Street Corp.	53,000	2,317,160

Commercial Banks (1.0%)
Wells Fargo & Co.	156,200	9,340,760

Consumer Finance (5.9%)
AmeriCredit Corp.*	183,900	4,310,616
SLM Corp.	1,089,700	54,310,648

		58,621,264

Diversified Financial Services (3.2%)
JPMorgan Chase & Co.	908,160	31,422,336

Insurance (2.6%)
American International Group, Inc.	97,500	5,402,475
Assurant, Inc.	62,700	2,112,990
Chubb Corp.	77,000	6,103,790
Everest Reinsurance Group Ltd.	19,100	1,625,601
Hartford Financial Services Group, Inc.	98,280	6,738,077
XL Capital Ltd., Class A	47,100	3,408,627

		25,391,560

Real Estate (0.5%)
General Growth Properties, Inc. (REIT)	138,600	4,726,260

Thrifts & Mortgage Finance (2.8%)
Golden West Financial Corp.	224,800	13,600,400
IndyMac Bancorp, Inc.^	10,200	346,800
PMI Group, Inc.	257,200	9,776,172
Washington Mutual, Inc.	96,300	3,803,850

		27,527,222

Total Financials		159,346,562

Health Care (16.3%)
Biotechnology (1.1%)
Amgen, Inc.*	56,000	3,259,760
Applera Corp. - Applied Biosystems Group	292,200	5,768,028
ImClone Systems, Inc.*^	55,100	1,900,950

		10,928,738

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	149,500	$5,080,010
Guidant Corp.	132,600	9,799,140

		14,879,150

Health Care Providers & Services (3.2%)
DaVita, Inc.*	143,550	6,007,567
Lincare Holdings, Inc.*	210,700	9,319,261
Medco Health Solutions, Inc.*	125,500	6,221,035
PacifiCare Health Systems, Inc.*	80,400	4,576,368
WellPoint, Inc.*	45,600	5,715,960

		31,840,191

Pharmaceuticals (10.5%)
Allergan, Inc.	320,000	22,230,400
AstraZeneca plc (ADR)	921,400	36,422,942
Eli Lilly & Co.	197,000	10,263,700
Forest Laboratories, Inc.*	676,500	24,996,675
Sepracor, Inc.*	82,500	4,736,325
Teva Pharmaceutical Industries Ltd. (ADR)	153,200	4,749,200

		103,399,242

Total Health Care		161,047,321

Industrials (13.8%)
Aerospace & Defense (1.7%)
Boeing Co.	81,500	4,764,490
General Dynamics Corp.	22,800	2,440,740
United Defense Industries, Inc.	42,200	3,098,324
United Technologies Corp.	61,800	6,282,588

		16,586,142

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	53,300	3,877,042

Building Products (1.6%)
American Standard Cos., Inc.	332,400	15,449,952

Commercial Services & Supplies (0.4%)
Allied Waste Industries, Inc.*^	482,500	3,527,075
Monster Worldwide, Inc.*	16,800	471,240

		3,998,315

Construction & Engineering (1.2%)
Fluor Corp.^	208,900	11,579,327

Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A	99,600	7,123,392

Industrial Conglomerates (4.7%)
3M Co.	7,100	608,399
General Electric Co.	1,014,200	36,572,052
Tyco International Ltd.	266,400	9,004,320

		46,184,771

Machinery (2.6%)
Illinois Tool Works, Inc.	108,300	9,696,099
Ingersoll-Rand Co., Class A	179,300	14,281,245
Navistar International Corp.*^	60,900	2,216,760

		26,194,104

Road & Rail (0.5%)
Union Pacific Corp.	69,700	4,858,090

Total Industrials		135,851,135

Information Technology (12.1%)
Communications Equipment (1.9%)
Cisco Systems, Inc.*	629,200	11,256,388
JDS Uniphase Corp.*	693,000	1,157,310
Polycom, Inc.*	177,500	3,008,625
QUALCOMM, Inc.	84,600	3,100,590

		18,522,913

Computers & Peripherals (1.4%)
Hewlett-Packard Co.	160,500	3,521,370
International Business Machines Corp.	18,200	$1,663,116
Lexmark International, Inc., Class A*	42,100	3,366,737
Seagate Technology*	143,400	2,803,470
Sun Microsystems, Inc.*	516,900	2,088,276

		13,442,969

Electronic Equipment & Instruments (1.5%)
Agilent Technologies, Inc.*	98,600	2,188,920
Avnet, Inc.*	183,500	3,380,070
Flextronics International Ltd.*	359,800	4,331,992
Jabil Circuit, Inc.*	185,900	5,301,868

		15,202,850

Internet Software & Services (0.5%)
Google, Inc., Class A*	11,900	2,148,069
VeriSign, Inc.*	97,500	2,798,250

		4,946,319

IT Services (1.0%)
Affiliated Computer Services, Inc., Class A*	185,700	9,886,668

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	420,200	6,773,624
Altera Corp.*	3,500	69,230
Applied Materials, Inc.*	348,600	5,664,750
Applied Micro Circuits Corp.*	36,000	118,440
ASML Holding N.V.
(N.Y. Shares)*	8,600	144,222
KLA-Tencor Corp.*	82,200	3,782,022
Lam Research Corp.*	192,500	5,555,550
Linear Technology Corp.	77,700	2,976,687
Micron Technology, Inc.*	187,300	1,936,682
Teradyne, Inc.*	252,900	3,692,340

		30,713,547

Software (2.7%)
Cadence Design Systems, Inc.*	165,200	2,469,740
Microsoft Corp.	793,500	19,178,895
SAP AG (ADR)	132,000	5,290,560

		26,939,195

Total Information Technology		119,654,461

Materials (4.2%)
Chemicals (3.5%)
Air Products & Chemicals, Inc.	111,300	7,044,177
Dow Chemical Co.	250,900	12,507,365
DuPont (E.I.) de Nemours & Co.	196,300	10,058,412
Methanex Corp.	231,000	4,488,330

		34,098,284

Metals & Mining (0.2%)
Alcoa, Inc.	76,500	2,324,835

Paper & Forest Products (0.5%)
International Paper Co.	121,300	4,462,627

Total Materials		40,885,746

Telecommunication Services (4.3%)
Diversified Telecommunication Services (3.7%)
Qwest Communications International, Inc.*^	1,352,000	5,002,400
Sprint Corp.^	1,081,250	24,598,437
Verizon Communications, Inc.	206,700	7,337,850

		36,938,687

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	304,500	$5,551,035

Total Telecommunication Services		42,489,722

Utilities (1.8%)
Electric Utilities (0.3%)
Edison International, Inc.	91,100	3,162,992

Gas Utilities (0.3%)
NiSource, Inc.	110,200	2,511,458

Multi-Utilities & Unregulated Power (1.2%)
AES Corp.*	448,100	7,339,878
Calpine Corp.*^	1,211,000	3,390,800
MDU Resources Group, Inc.	59,000	1,629,580

		12,360,258

Total Utilities		18,034,708

Total Common Stocks (98.0%) (Cost $819,483,596)		966,659,614

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (5.7%)
Barclays Capital
2.85%, 4/1/05	$5,472,289	5,472,289
Clipper Receivables Corp.
2.81%, 4/18/05	997,589	997,589
Concord Minutemen C.C. LLC, Series A
2.87%, 5/24/05	1,986,067	1,986,067
Dresdner Bank AG
2.93%, 4/1/05	17,000,000	17,000,000
Galaxy Funding, Inc.
2.74%, 5/4/05	2,485,644	2,485,644
General Electric Co.
2.68%, 10/24/05 (l)	5,002,324	5,002,324
Merrill Lynch & Co.
2.72%, 10/19/06 (l)	$5,000,000	$5,000,000
Morgan Stanley
3.06%, 3/31/06 (l)	9,500,000	9,500,000
Nordeutsche Landesbank, N.Y.
2.86%, 3/30/06 (l)	6,995,201	6,995,201
Old Line Funding
2.81%, 5/2/05	1,992,844	1,992,844

Total Short-Term Investments of Cash Collateral for Securities Loaned		56,431,958

Time Deposit (2.3%)
JPMorgan Chase Nassau
2.24%, 4/1/05	22,044,833	22,044,833

Total Short-Term Debt Securities (8.0%) (Amortized Cost $78,476,791)		78,476,791

Total Investments (106.0%) (Cost/Amortized Cost $897,960,387)		1,045,136,405
Other Assets Less Liabilities (-6.0%)		(58,832,145)

Net Assets (100%)		$986,304,260

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$91,728,820
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	83,692,224

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,547,232
Aggregate gross unrealized depreciation	(33,080,223)

Net unrealized appreciation	$142,467,009

Federal income tax cost of investments	$902,669,396

At March 31, 2005, the Portfolio had loaned securities with a total value of $55,297,017. This was secured by collateral of $56,431,958 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $300,123,369 of which $108,520,850 expires in the year 2008, $146,635,332 expires in the year 2009, $2,767,387 expires in the year 2010, and $42,199,800 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (0.2%)
Delphi Corp.	457,000	$2,047,360

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	77,400	4,010,094
Las Vegas Sands Corp.*^	48,200	2,169,000
McDonald’s Corp.	51,500	1,603,710
Starwood Hotels & Resorts Worldwide, Inc.	39,000	2,341,170

		10,123,974

Household Durables (0.2%)
Leggett & Platt, Inc.	66,300	1,914,744

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	37,700	1,291,979
eBay, Inc.*	157,184	5,856,676
IAC/InterActiveCorp*^	243,108	5,414,015

		12,562,670

Leisure Equipment & Products (0.2%)
Mattel, Inc.	91,200	1,947,120

Media (3.1%)
Cablevision Systems New York Group, Class A*	92,064	2,582,395
Clear Channel Communications, Inc.	36,300	1,251,261
Comcast Corp., Class A*	62,300	2,104,494
DIRECTV Group, Inc.*	195,933	2,825,354
Knight Ridder, Inc.	18,800	1,264,300
Omnicom Group, Inc.	21,500	1,903,180
Time Warner, Inc.*	864,000	15,163,200
Viacom, Inc., Class B	80,600	2,807,298
Walt Disney Co.	49,100	1,410,643

		31,312,125

Multiline Retail (1.1%)
Dollar Tree Stores, Inc.*	155,600	4,470,388
Target Corp.	140,200	7,012,804

		11,483,192

Specialty Retail (3.0%)
Autonation, Inc.*	141,500	2,680,010
Lowe’s Cos., Inc.	315,800	18,029,022
OfficeMax, Inc.	79,900	2,676,650
RadioShack Corp.	96,100	2,354,450
Williams-Sonoma, Inc.*^	138,000	5,071,500

		30,811,632

Total Consumer Discretionary		102,202,817

Consumer Staples (8.6%)
Beverages (2.5%)
Anheuser-Busch Cos., Inc.	269,858	12,788,571
Pepsi Bottling Group, Inc.	89,400	2,489,790
PepsiCo, Inc.	195,000	10,340,850

		25,619,211

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	230,000	10,161,400
Sysco Corp.	200,000	7,160,000

		17,321,400

Food Products (2.3%)
Campbell Soup Co.	235,100	6,822,602
H.J. Heinz Co.	49,600	1,827,264
Kraft Foods, Inc., Class A^	195,800	6,471,190
Unilever N.V. (N.Y. Shares)	115,500	7,902,510

		23,023,566

Household Products (0.5%)
Kimberly-Clark Corp.	47,000	3,089,310
Procter & Gamble Co.	44,900	$2,379,700

		5,469,010

Personal Products (0.4%)
Avon Products, Inc.	101,000	4,336,940

Tobacco (1.2%)
Altria Group, Inc.	192,072	12,559,588

Total Consumer Staples		88,329,715

Energy (10.1%)
Energy Equipment & Services (3.5%)
Baker Hughes, Inc.	99,900	4,444,551
BJ Services Co.	53,300	2,765,204
Schlumberger Ltd.	201,824	14,224,555
Transocean, Inc.*	155,200	7,986,592
Weatherford International Ltd.*	116,324	6,739,813

		36,160,715

Oil & Gas (6.6%)
Exxon Mobil Corp.	267,190	15,924,524
Kinder Morgan
Management LLC*	60,395	2,451,433
Kinder Morgan, Inc.	47,040	3,560,928
Royal Dutch Petroleum Co.
(N.Y. Shares)	326,300	19,591,052
Shell Transport & Trading Co.
plc (ADR)^ .	99,300	5,397,948
Unocal Corp.	300,100	18,513,169
Williams Cos., Inc.	110,800	2,084,148

		67,523,202

Total Energy		103,683,917

Financials (16.2%)
Capital Markets (0.4%)
Goldman Sachs Group, Inc.	14,800	1,627,852
State Street Corp.	56,500	2,470,180

		4,098,032

Commercial Banks (1.9%)
Wells Fargo & Co.	322,000	19,255,600

Consumer Finance (2.7%)
AmeriCredit Corp.*	92,100	2,158,824
SLM Corp.	511,807	25,508,461

		27,667,285

Diversified Financial Services (2.1%)
JPMorgan Chase & Co.	618,176	21,388,890

Insurance (3.3%)
American International
Group, Inc.	147,000	8,145,270
Assurant, Inc.	12,000	404,400
Berkshire Hathaway, Inc., Class A*	137	11,919,000
Chubb Corp.	45,400	3,598,858
Everest Reinsurance Group Ltd.	21,300	1,812,843
Hartford Financial Services Group, Inc.	46,800	3,208,608
XL Capital Ltd., Class A	68,100	4,928,397

		34,017,376

Real Estate (0.2%)
General Growth Properties, Inc. (REIT)^	55,000	1,875,500

Thrifts & Mortgage Finance (5.6%)
Fannie Mae	215,394	11,728,203
Freddie Mac	162,700	10,282,640
Golden West Financial Corp.	330,800	20,013,400
IndyMac Bancorp, Inc.^	18,300	622,200
PMI Group, Inc.	126,800	4,819,668

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Mutual, Inc.	251,600	$9,938,200

		57,404,311

Total Financials		165,706,994

Health Care (16.6%)
Biotechnology (2.2%)
Amgen, Inc.*	223,900	13,033,219
Applera Group - Applied Biosystems Group	302,600	5,973,324
Genentech, Inc.*	38,200	2,162,502
ImClone Systems, Inc.*^	37,400	1,290,300

		22,459,345

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	182,000	6,184,360
Becton, Dickinson & Co.	34,000	1,986,280
Guidant Corp.	103,874	7,676,289
Medtronic, Inc.	41,100	2,094,045

		17,940,974

Health Care Providers & Services (3.4%)
DaVita, Inc.*	114,650	4,798,102
Lincare Holdings, Inc.*	301,700	13,344,191
Medco Health Solutions, Inc.*	118,400	5,869,088
Tenet Healthcare Corp.*	247,100	2,849,063
WellPoint, Inc.*	67,700	8,486,195

		35,346,639

Pharmaceuticals (9.2%)
Allergan, Inc.	238,100	16,540,807
AstraZeneca plc (ADR).	756,200	29,892,586
Eli Lilly & Co.	234,630	12,224,223
Forest Laboratories, Inc.*	598,746	22,123,665
Pfizer, Inc.	153,639	4,036,096
Sepracor, Inc.*	39,100	2,244,731
Teva Pharmaceutical Industries Ltd. (ADR)	244,600	7,582,600

		94,644,708

Total Health Care		170,391,666

Industrials (10.0%)
Aerospace & Defense (2.0%)
Boeing Co.	56,900	3,326,374
United Defense Industries, Inc.	19,300	1,417,006
United Technologies Corp.	149,231	15,170,823

		19,914,203

Air Freight & Logistics (0.2%)
United Parcel Service, Inc., Class B	29,100	2,116,734

Building Products (1.0%)
American Standard Cos., Inc.	226,800	10,541,664

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*	321,200	2,347,972
Monster Worldwide, Inc.*	87,800	2,462,790

		4,810,762

Construction & Engineering (0.9%)
Fluor Corp.^	169,800	9,412,014

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	93,000	6,651,360
Emerson Electric Co.	30,900	2,006,337

		8,657,697

Industrial Conglomerates (3.0%)
3M Co.	41,400	3,547,566
General Electric Co.	601,828	21,701,918
Siemens AG (ADR)	25,000	1,976,500
Tyco International Ltd.	106,400	3,596,320

		30,822,304

Machinery (1.3%)
Illinois Tool Works, Inc.	82,600	7,395,178
Ingersoll-Rand Co., Class A	60,300	$4,802,895
Navistar International Corp.*^	39,300	1,430,520

		13,628,593

Road & Rail (0.2%)
Union Pacific Corp.	30,700	2,139,790

Total Industrials		102,043,761

Information Technology (18.3%)
Communications Equipment (2.4%)
Cisco Systems, Inc.*	658,812	11,786,146
Corning, Inc.*	169,500	1,886,535
JDS Uniphase Corp.*^	538,300	898,961
Polycom, Inc.*	70,800	1,200,060
QUALCOMM, Inc.	228,700	8,381,855

		24,153,557

Computers & Peripherals (2.0%)
Apple Computer, Inc.*	82,200	3,425,274
Hewlett-Packard Co.	137,235	3,010,936
International Business Machines Corp.	45,838	4,188,676
Lexmark International, Inc., Class A*	24,000	1,919,280
Seagate Technology*	196,600	3,843,530
Sun Microsystems, Inc.*	969,300	3,915,972

		20,303,668

Electronic Equipment & Instruments (2.0%)
Agilent Technologies, Inc.*	345,804	7,676,849
Avnet, Inc.*	171,700	3,162,714
Flextronics International Ltd.*	258,900	3,117,156
Jabil Circuit, Inc.*	248,700	7,092,924

		21,049,643

Internet Software & Services (0.6%)
Google, Inc., Class A*	11,500	2,075,865
VeriSign, Inc.*	132,800	3,811,360

		5,887,225

IT Services (2.1%)
Affiliated Computer Services, Inc., Class A*	250,800	13,352,592
Automatic Data Processing, Inc.	109,300	4,913,035
CheckFree Corp.*^	75,500	3,077,380

		21,343,007

Semiconductors & Semiconductor Equipment (7.5%)
Advanced Micro Devices, Inc.*	120,000	1,934,400
Altera Corp.*	422,500	8,357,050
Applied Materials, Inc.*	1,230,496	19,995,560
Applied Micro Circuits Corp.*	268,400	883,036
ASML Holding N.V. (N.Y. Shares)*^	139,300	2,336,061
Credence Systems Corp.*v	110,000	870,100
Fairchild Semiconductor International, Inc., Class A*^	156,200	2,394,546
Freescale Semiconductor, Inc., Class A*	43,900	744,105
Intel Corp.	286,703	6,660,111
KLA-Tencor Corp.*	320,300	14,737,003
Lam Research Corp.*	70,400	2,031,744
Linear Technology Corp.	70,400	2,697,024
Micron Technology, Inc.*	139,100	1,438,294
Novellus Systems, Inc.*	60,500	1,617,165
PMC-Sierra, Inc.*^	208,400	1,833,920
Teradyne, Inc.*	295,000	4,307,000
Xilinx, Inc.	135,800	3,969,434

		76,806,553

Software (1.7%)
Cadence Design Systems, Inc.*	142,800	2,134,860
Microsoft Corp.	517,052	12,497,147

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
SAP AG (ADR)^	76,800	$3,078,144

		17,710,151

Total Information Technology		187,253,804

Materials (3.2%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	72,507	4,588,968
Dow Chemical Co.	147,000	7,327,950
DuPont (E.I.) de Nemours & Co.	139,050	7,124,922
Huntsman Corp.*	36,500	851,180
Methanex Corp.	105,900	2,057,637

		21,950,657

Metals & Mining (0.7%)
Alcoa, Inc.	243,300	7,393,887

Paper & Forest Products (0.3%)
International Paper Co.	82,900	3,049,891

Total Materials		32,394,435

Telecommunication Services (3.1%)
Diversified Telecommunication Services (3.0%)
Qwest Communications International, Inc.*^	826,000	3,056,200
SBC Communications, Inc.	70,000	1,658,300
Sprint Corp.	964,000	21,931,000
Verizon Communications, Inc.	106,300	3,773,650

		30,419,150

Wireless Telecommunication Services (0.1%)
American Tower Corp., Class A*	93,700	1,708,151

Total Telecommunication Services		32,127,301

Utilities (2.1%)
Gas Utilities (0.1%)
NiSource, Inc.	68,500	1,561,115

Multi-Utilities & Unregulated Power (2.0%)
AES Corp.*	456,600	7,479,108
Calpine Corp.*^	638,600	1,788,080
Duke Energy Corp.^	316,700	8,870,767
MDU Resources Group, Inc.	74,800	2,065,976

		20,203,931

Total Utilities		21,765,046

Total Common Stocks (98.2%) (Cost $883,101,348)		1,005,899,456

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (3.9%)
Barclays Capital
2.85%, 4/1/05	$2,288,188	2,288,188
Clipper Receivables Corp.
2.81%, 4/18/05	997,589	997,589
Concord Minutemen C.C. LLC, Series A
2.87%, 5/24/05	993,033	993,033
Dresdner Bank AG
2.93%, 4/1/05	2,000,000	2,000,000
Galaxy Funding, Inc.
2.74%, 5/4/05	2,485,644	2,485,644
General Electric Capital Corp.
2.98%, 5/12/06 (l)	2,005,201	2,005,201
Giro Multi Funding
2.81%, 4/20/05	1,995,325	1,995,325
Merrill Lynch & Co.
2.72%, 10/19/06 (l)	5,000,000	5,000,000
Morgan Stanley
3.06%, 3/31/06 (l)	$3,000,000	$3,000,000
Nomura Securities
2.95%, 4/1/05	6,000,001	6,000,001
Nordeutsche Landesbank, N.Y.
2.86%, 3/30/06 (l)	5,995,887	5,995,887
Old Line Funding
2.81%, 5/2/05	996,422	996,422
Westdeutsche Landesbank N.Y.
2.84%, 7/13/05 (l)	5,998,801	5,998,801

Total Short-Term Investments of Cash Collateral for Securities Loaned.		39,756,091

Time Deposit (2.4%)
JPMorgan Chase Nassau
2.24%, 4/1/05	24,974,804	24,974,804

Total Short-Term Debt Securities (6.3%) (Amortized Cost $64,730,895)		64,730,895

Total Investments (104.5%) (Cost/Amortized Cost $947,832,243)		1,070,630,351
Other Assets Less Liabilities (-4.5%)		(45,679,509)

Net Assets (100%)		$1,024,950,842

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$95,473,862
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	43,409,388

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,195,727
Aggregate gross unrealized depreciation	(35,151,281)

Net unrealized appreciation	$118,044,446

Federal income tax cost of investments	$952,585,905

At March 31, 2005, the Portfolio had loaned securities with a total value of $38,844,910. This was secured by collateral of $39,756,091 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (11.4%)
All America Latina Logistica S.A. (Preference)	272,000	$1,498,890
Banco Bradesco S.A. (ADR)	56,340	1,633,860
Banco Bradesco S.A. (Preference)	112,846	3,272,683
Banco Itau Holding Financeira S.A. (ADR)	76,880	6,238,812
Banco Itau Holding Financeira S.A. (Preference)	8,149	1,330,324
Braskem S.A. (ADR)	40,000	1,620,000
Braskem S.A. (Preference)	19,844,000	811,376
Cia Energetica de Minas Gerais S.A. (ADR)	102,100	2,329,922
Cia Energetica de Minas Gerais S.A. (Preference)	37,046,800	854,926
Cia Siderurgica Nacional S.A.	33,874	806,554
Cia Siderurgica Nacional S.A. (ADR)	116,900	2,817,290
Cia Vale do Rio Doce (Preference)	5,314	143,519
Cia Vale do Rio Doce (Sponsored ADR)	592,664	15,747,083
CPFL Energia S.A. (ADR)*	22,890	466,956
CPFL Energia S.A.*	128,515	872,558
Gerdau S.A	90,000	1,504,797
Gerdau SA (Preference) (Sponsored ADR)	27,600	455,400
Gol Linhas Aereas Inteligentes S.A. (ADR)*	23,860	599,602
Lojas Arapua S.A. (Preference)*†(b)	1,248,000	—
Natura Cosmeticos S.A.	4,450	121,523
Petroleo Brasileiro S.A. (ADR)	255,383	11,282,821
Petroleo Brasileiro S.A. (Preference ADR)	293,794	11,302,255
Petroleo Brasileiro S.A. (Preference)	18,780	728,595
Telesp Celular Participacoes S.A. (ADR)*	452,687	2,707,068
Telesp Celular Participacoes S.A. (Preference)*	1,952,024,311	4,684,565
Uniao de Bancos Brasileiros S.A.	93,843	651,271
Uniao de Bancos Brasileiros S.A. (GDR)	56,650	1,947,627
Usinas Siderurgicas De Minas Gerais S.A. (Preference)	54,758	1,180,227
Votorantim Celulose e Papel S.A. (ADR)	126,450	1,643,850

		79,254,354

Chile (0.8%)
Enersis S.A. (ADR)	681,100	5,721,240

China (2.3%)
Air China Ltd.	1,772,000	641,836
China Life Insurance Co., Ltd., Class H*^	3,906,000	2,604,217
China Petroleum & Chemical Corp., Class H	6,204,000	2,505,670
Foxconn International Holdings Ltd.*	2,029,000	1,092,630
Hainan Meilan International Airport Co., Ltd., Class H	1,184,000	755,242
Huadian Power International Co.	5,412,000	1,474,546
Lianhua Supermarket Holdings Co., Ltd., Class H	1,108,000	$1,207,537
Ping An Insurance Group Co. of China Ltd., Class H*§	1,655,000	2,620,635
Wumart Stores, Inc., Class H	521,000	868,406
Yanzhou Coal Mining Co., Ltd., Class H^	1,558,000	2,117,458

		15,888,177

Colombia (0.4%)
BanColombia S.A. (ADR)	184,300	2,462,248

Egypt (2.6%)
Eastern Tobacco	141,278	4,384,490
Egyptian Co. for Mobile Services	285,612	8,501,881
Orascom Construction Industries	232,062	4,781,677
Orascom Construction Industries (GDR)*	1,028	41,891

		17,709,939

Greece (0.0%)
Hellenic Telecommunications S.A. (ADR)	1	9

Hong Kong (3.4%)
Asia Aluminum Holdings Ltd.	15,356,000	1,732,616
China Mobile (Hong Kong) Ltd.	1,254,000	4,099,957
China Resources Power Holdings Co.^	1,424,000	670,979
Fountain Set (Holdings) Ltd.	2,421,000	1,528,771
Global Bio-Chem Technology Group Co., Ltd.	3,190,000	2,004,141
GOME Electrical Appliances Holdings Ltd.*	2,184,000	2,338,195
Grande Holdings Ltd.	1,102,000	1,059,704
Hopewell Highway Infrastructure Ltd.^	2,578,000	1,817,972
Kingboard Chemicals Holdings Ltd.	975,000	2,912,743
Moulin International Holdings^	1,136,000	815,658
Norstar Founders Group Ltd.^	2,749,000	694,356
Shougang Concord Century Holdings Ltd.	6,248,000	560,765
TPV Technology Ltd.	3,946,000	2,416,456
Victory City International Holdings Ltd.	2,138,000	753,845

		23,406,158

India (6.2%)
ABB Ltd. (India)*(i)	74,000	1,954,522
Aventis Pharma Ltd./India	52,796	1,486,244
Bharat Heavy Electricals Ltd.	291,584	5,124,506
Cipla Ltd.	269,000	1,569,706
Container Corp. of India Ltd.	91,442	1,675,547
GlaxoSmithkline Pharmaceuticals Ltd.	91,500	1,508,236
Gujarat Ambuja Cements, Ltd. (GDR)	163,000	1,524,050
HDFC Bank Ltd.	141,000	1,757,454
Hero Honda Motors Ltd.	215,215	2,701,709
Hindalco Industries Ltd.	53,207	1,576,348
Hindustan Lever Ltd.	488,369	1,473,551
Housing Development Finance Corp.	128,000	2,129,962
Industrial Development Bank of India Ltd.	444,500	927,887
Infosys Technologies Ltd.	84,680	4,368,394
ITC Ltd.	33,000	1,015,544

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
ITC Ltd. (GDR)	19,900	$579,090
Mahanager Telephone Nigam	537,000	1,411,831
Mahindra & Mahindra Ltd.	173,500	1,975,393
Oil & Natural Gas Corp., Ltd.	124,450	2,515,934
Siemens India Ltd.	24,500	953,432
Steel Authority of India	1,139,699	1,643,056
UTI Bank Ltd.	131,000	726,178
UTI Bank Ltd. (GDR)*	158,000	815,280
Wipro Ltd.	99,500	1,529,244

		42,943,098

Indonesia (1.7%)
PT Bank Central Asia Tbk	7,756,000	2,784,625
PT Bank Mandiri Persero Tbk	2,323,500	419,555
PT Bank Rakyat Indonesia	9,138,500	2,750,235
PT Bumi Resources Tbk*	18,816,500	1,549,828
PT Gudang Garam Tbk	997,000	1,695,005
PT HM Sampoerna Tbk	1,172,000	1,280,908
PT Indocement Tunggal Prakarsa Tbk*	3,914,500	1,157,403
PT Ramayana Lestari Sentosa Tbk	1,557,500	128,284

		11,765,843

Israel (0.8%)
Check Point Software Technologies Ltd.*	249,919	5,433,239
ECI Telecom Ltd.*	1	6

		5,433,245

Malaysia (1.8%)
Bandar Raya Developments BHD	1,119,000	583,058
Commerce Asset Holding Bhd	1,021,000	1,230,574
Magnum Corp. Bhd	2,231,000	1,180,082
MK Land Holdings BHD	2,366,000	965,079
Resorts World Bhd	424,000	1,043,263
Road Builder (M) Holdings BHD	398,000	282,789
SP Setia Bhd	1,412,000	1,486,316
Tenaga Nasional Bhd	1,276,100	3,425,321
YTL Corp. Bhd	1,607,400	2,389,950

		12,586,432

Mexico (8.6%)
America Movil S.A. de C.V. (ADR)	388,860	20,065,176
Cemex S.A. de C.V. (ADR)	22,306	808,592
Empresas ICA Sociedad Controladora S.A. de C.V * (ADR)	136,200	318,708
Empresas ICA Sociedad Controladora S.A. de C.V.*	2,454,300	943,835
Fomento Economico Mexicano S.A. de C.V. (ADR)	45,100	2,415,105
Grupo Financiero Banorte S.A. de C.V.	331,330	2,154,245
Grupo Televisa S.A. (ADR)	231,700	13,623,960
Kimberly-Clark de Mexico S.A. de C.V.	793,650	2,377,082
Wal-Mart de Mexico S.A. de C.V., Series C (ADR)	49,241	1,726,286
Wal-Mart de Mexico S.A. de C.V., Series V	4,379,440	15,353,401

		59,786,390

Morocco (0.3%)
Banque Marocaine du Commerce Exterieur	34,300	$2,161,541

Netherlands (0.3%)
Efes Breweries International NV* (GDR)	71,996	2,188,678

Poland (2.8%)
Agora S.A.*	182,126	3,426,276
Powszechna Kasa Oszczednosci Bank Polski S.A.*	622,051	5,504,701
Telekomunikacja Polska S.A.	254,411	1,724,958
Telekomunikacja Polska S.A. (GDR)	1,324,700	8,941,725

		19,597,660

Russia (7.0%)
AO VimpelCom (ADR)*	59,600	2,051,432
LUKOIL (ADR)	122,489	16,585,011
Mobile Telesystems (ADR) §	186,180	6,551,674
OAO Gazprom (ADR) (Registered)^	252,100	8,495,770
Sberbank RF (GDR)*	128,500	7,845,668
Surgutneftegaz (ADR)	73,227	2,599,559
VolgaTelecom (ADR)*	254,600	1,807,660
Wimm-Bill-Dann Foods OJSC*(ADR)	142,500	2,754,525

		48,691,299

South Africa (12.0%)
African Bank Investments Ltd.	2,017,000	5,412,155
Aveng Ltd.	1,764,000	3,202,763
AVI Ltd.	526,800	1,146,919
Barloworld Ltd.	259,400	4,167,905
Consol, Ltd.*	522,600	860,679
Edgars Consolidated Stores Ltd.	116,900	5,165,107
Harmony Gold Mining Co., Ltd.	599,777	4,789,543
Harmony Gold Mining Co., Ltd. (ADR)	205,160	1,600,248
Impala Platinum Holdings Ltd.	36,820	3,105,925
Kumba Resources Ltd.	475,100	5,152,722
Lewis Group Ltd.*	401,600	2,162,300
Massmart Holdings Ltd.	767,800	5,181,378
Mittal Steel South Africa, Ltd.	100	1,020
MTN Group Ltd.	1,541,780	10,899,911
Sanlam Ltd.	2,785,000	5,432,400
Shoprite Holdings Ltd.	1,419,200	3,158,212
Standard Bank Group Ltd.	1,217,505	12,300,738
Steinhoff International Holdings Ltd.	2,157,980	4,611,550
Telkom South Africa Ltd.	298,720	5,157,255

		83,508,730

South Korea (12.9%)
Cheil Industries, Inc.	152,030	2,470,207
Daishin Securities Co., Ltd. (Non-Voting)*	91,680	911,835
Daishin Securities Co., Ltd.*	55,320	798,068
Doosan Heavy Industries and Construction Co., Ltd.	194,760	2,713,790
GS Engineering & Construction Corp.	142,020	3,915,864
Handsome Co., Ltd.	139,990	1,495,708
Hankook Tire Co., Ltd.	468,960	5,241,454
Hyundai Heavy Indstries	31,900	1,598,927
Hyundai Mobis	103,390	6,739,949

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Hyundai Motor Co.	62,020	$3,359,035
Hyundai Motor Co. (Non-Voting)	29,500	1,034,170
Korea Electric Power Corp.	54,280	1,395,084
Korean Air Lines Co., Ltd.	216,260	4,216,591
KT&G Corp.	121,770	3,957,075
Kumho Tire Co., Inc.^	8,570	124,900
Kumho Tire Co., Inc.*(GDR)(b)	111,670	813,750
LG Investment & Securities Co.*	73,560	691,775
Orion Corp.	30,656	3,652,758
Pusan Bank	255,510	2,022,945
Samsung Electronics Co., Ltd.	40,678	20,108,672
Samsung Electronics Co., Ltd. (Non-Voting)	13,644	4,480,821
Samsung Fire & Marine Insurance Co., Ltd.*	18,110	1,371,402
Samsung SDI Co., Ltd.	69,080	7,108,676
Shinhan Financial Group Co., Ltd.	189,410	5,073,316
SK Corp.	29,520	1,744,165
STX Shipbuilding Co., Ltd.	113,040	2,599,197

		89,640,134

Taiwan (10.5%)
Acer, Inc.	1,242,653	1,952,369
Asia Optical Co., Inc.	741,523	4,754,258
Catcher Technology Co., Ltd.	611,000	2,482,321
Cathay Financial Holding Co., Ltd.	1,755,000	3,331,080
Cheng Shin Rubber Industry Co., Ltd.	1,093,328	1,316,949
Chinatrust Financial Holding Co., Ltd.	2,875,671	3,244,782
CTCI Corp.	2,230,817	1,352,397
Cyberlink Corp.	253,611	676,167
Delta Electronics, Inc.	1,897,000	3,076,769
Delta Electronics, Inc.* (GDR)	151,300	1,210,400
Eva Airways Corp.*	2,696,244	1,262,287
Far EasTone Telecommunications Co., Ltd.	1,483,000	1,878,109
Faraday Technology Corp.	428,024	828,714
Fubon Financial Holding Co., Ltd.	2,003,000	1,897,719
Hon Hai Precision Industry (GDR) (Registered)	50,800	448,056
Hon Hai Precision Industry Co., Ltd.	1,398,243	6,213,230
Infortrend Technology, Inc.	801,315	1,762,557
Kaulin Manufacturing Co., Ltd.	630,100	652,979
Largan Precision Co., Ltd.	253,551	1,408,348
MediaTek, Inc.	495,434	3,522,415
Mega Financial Holding Co., Ltd.	5,655,000	3,643,639
Phoenixtec Power Co., Ltd.	1,074,845	1,187,222
Polaris Securities Co., Ltd.	1,832,948	898,846
Richtek Technology Corp.	310,300	843,067
Shin Kong Financial Holdings Co., Ltd.	5,918,291	6,029,872
Springsoft, Inc.	844,043	1,840,467
Sunplus Technology Co., Ltd.	508,600	763,562
Taishin Financial Holdings Co., Ltd.	2,285,683	2,045,841
Taiwan Cellular Corp.	1,851,000	1,880,023
Taiwan Cement Corp.	2,322,319	1,348,900
Taiwan Semiconductor Manufacturing Co., Ltd.	2,178,000	3,560,179
Tsann Kuen Enterprise Co.	1,215,275	1,643,202
Ya Hsin Industrial Co., Ltd.	3,583,979	$3,588,984

		72,545,710

Thailand (5.1%)
Advanced Information Service PCL (Foreign)	1,544,900	3,949,636
Asian Property Development PCL (Foreign)	8,042,200	838,864
Bangkok Bank PCL (Foreign)	2,069,000	5,924,275
Banpu PCL (Foreign)	386,700	1,601,570
C.P. Seven Eleven PCL (Foreign)	953,300	1,389,188
CH Karnchang PCL*	1,849,500	619,416
Italian-Thai Development PCL (Foreign)*	9,589,500	2,525,166
Kasikornbank PCL (Foreign)	2,943,400	4,402,119
Kasikornbank PCL (NVDR)	146,500	204,122
Lalin Property PCL (Foreign)	2,095,700	350,935
Land and Houses PCL (Foreign)	6,964,700	1,549,096
MBK PCL (Foreign)	424,300	547,799
PTT PCL (Foreign)	808,500	3,989,275
Siam City Bank PCL (Foreign)	2,133,500	1,363,607
Siam Commercial Bank PCL (Foreign)	1,090,600	1,408,035
Siam Makro PCL (Foreign)	185,600	265,719
Sino Thai Engineering & Construction PCL (Foreign)	1,848,100	533,901
Thai Oil PCL (Foreign)*	358,300	577,091
Total Access Communication PCL*	692,000	1,992,960
True Corp. PCL (Foreign)*	5,098,200	1,179,566

		35,212,340

Turkey (4.4%)
Akbank TAS	689,837	3,345,748
Akcansa Cimento A.S .	861,836	3,126,987
Dogan Yayin Holdings*	732,800	2,007,671
Enka Insaat ve Sanayi A.S.	164,970	2,369,802
Hurriyet Gazetecilik A.S.	1,400,196	3,048,187
Trakya Cam Sanayi A.S.	778,231	2,593,143
Turkcell Iletisim Hizmet A.S.	455,239	3,118,075
Turkiye Garanti Bankasi A.S.*	1,195,667	4,532,999
Yapi Ve Kredi Bankasi*	1,593,173	6,370,333

		30,512,945

United Kingdom (0.7%)
Highland Golg Mining Ltd.	788,600	3,010,077
Peter Hambro Mining plc*	169,005	2,027,883

		5,037,960

Total Common Stocks (96.0%) (Cost $539,532,276)		666,054,130

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (2.0%)
ABN Amro Bank N.V.
2.93%, 4/1/05	$1,000,000	1,000,000
Barclays Capital
2.85%, 4/1/05	2,753,878	2,753,878
Clipper Receivables Corp.
2.81%, 4/18/05	997,589	997,589
Giro Multi Funding
2.81%, 4/20/05	997,663	997,663
New York Life Insurance
2.96%, 6/30/05	1,000,000	1,000,000

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities
2.95%, 4/1/05	$5,000,000	$5,000,000
Old Line Funding
2.81%, 5/2/05	996,422	996,422
Swedbank N.Y.
2.81%, 7/14/06	999,293	999,293

Total Short-Term Investments of Cash Collateral for Securities Loaned		13,744,845

Total Short-Term Debt Securities (2.0%) (Amortized Cost $13,744,845)		13,744,845

Total Investments (98.0%) (Cost/Amortized Cost $553,277,121)		679,798,975
Other Assets Less Liabilities (2.0%)		14,104,423

Net Assets (100%)		$693,903,398

Market Sector Diversification

As a Percentage of Total Equity Investments

Consumer Discretionary	12.1%
Consumer Staples	8.3
Energy	9.4
Financials	20.3
Health Care	1.1
Industrials	10.6
Information Technology	12.1
Materials	9.1
Telecommunications Services	14.1
Utilities	2.9

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $— or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $9,172,309 or 1.32% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(i)	Dematerialized-Securities changed from paper to electronic format.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR— Non-Voting Depositary Receipt

At March 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 11/14/05	19,000	$25,306,543	$24,887,868	$(418,675)

Foreign Currency Sell Contracts
South African Rand, expiring 6/27/05	54,653	$8,050,000	$8,687,415	$(637,415)
South African Rand, expiring 7/22/05	41,035	6,261,000	6,504,973	(243,973)
South African Rand, expiring 11/14/05	150,594	25,306,543	23,592,906	1,713,637

				832,249

				$413,574

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$140,565,443
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	75,530,358

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,020,295
Aggregate gross unrealized depreciation	(15,633,419)

Net unrealized appreciation	$124,386,876

Federal income tax cost of investments	$555,412,099

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

For the three months ended March 31, 2005, the Portfolio incurred approximately $2,980 as brokerage commissions with Morgan Stanley & Co., an affiliated broker/dealer.

At March 31, 2005, the Portfolio had loaned securities with a total value of $13,034,972. This was secured by collateral of $13,744,845 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $42,116,192 of which $13,245,222 expires in the year 2009, and $28,870,970 expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.4%)
Automobiles (0.2%)
Harley-Davidson, Inc.	1,616	$93,340

Hotels, Restaurants & Leisure (10.8%)
Four Seasons Hotels, Inc.	31,874	2,253,492
MGM MIRAGE*	8,446	598,146
Royal Caribbean Cruises Ltd.	15,184	678,573
Starbucks Corp.*	16,860	870,987
Wynn Resorts Ltd.*	2,334	158,105
Yum! Brands, Inc.	20,269	1,050,137

		5,609,440

Household Durables (5.7%)
Harman International Industries, Inc.	2,390	211,419
KB Home	4,244	498,500
Lennar Corp., Class A	18,757	1,063,147
Lennar Corp., Class B	931	49,073
MDC Holdings, Inc.	10,366	721,992
Sony Corp. (ADR)	431	17,249
Toll Brothers, Inc.*	5,078	400,400

		2,961,780

Media (0.5%)
Pixar*	2,759	269,140

Multiline Retail (1.5%)
Target Corp.	15,501	775,360

Specialty Retail (3.2%)
Lowe’s Cos., Inc.	29,045	1,658,179

Textiles, Apparel & Luxury Goods (2.5%)
NIKE, Inc., Class B	15,476	1,289,306

Total Consumer Discretionary		12,656,545

Consumer Staples (5.8%)
Food & Staples Retailing (1.9%)
CVS Corp.	10,035	528,042
Walgreen Co.	9,888	439,225

		967,267

Household Products (3.9%)
Procter & Gamble Co.	37,941	2,010,873

Total Consumer Staples		2,978,140

Energy (3.7%)
Energy Equipment & Services (1.0%)
Schlumberger Ltd.	7,019	494,699

Oil & Gas (2.7%)
Exxon Mobil Corp.	23,896	1,424,202

Total Energy		1,918,901

Financials (16.8%)
Capital Markets (4.9%)
Goldman Sachs Group, Inc.	11,736	1,290,843
UBS AG	14,942	1,261,105

		2,551,948

Commercial Banks (0.5%)
UCBH Holdings, Inc.	6,022	240,278

Consumer Finance (5.1%)
SLM Corp.	53,161	2,649,544

Diversified Financial Services (2.9%)
Chicago Mercantile Exchange	3,446	668,628
Citigroup, Inc.	18,411	827,390

		1,496,018

Real Estate (0.9%)
The St. Joe Co.	6,598	$444,045

Thrifts & Mortgage Finance (2.5%)
Countrywide Financial Corp.	39,905	1,295,316

Total Financials		8,677,149

Health Care (25.7%)
Biotechnology (6.0%)
Genentech, Inc.*	55,150	3,122,042

Health Care Equipment & Supplies (6.7%)
Medtronic, Inc.	11,570	589,491
St. Jude Medical, Inc.*	26,888	967,968
Zimmer Holdings, Inc.*	24,597	1,913,893

		3,471,352

Health Care Providers & Services (11.5%)
Aetna, Inc.	30	2,248
PacifiCare Health Systems, Inc.*	3,144	178,956
Quest Diagnostics, Inc.	9,875	1,038,159
UnitedHealth Group, Inc.	49,533	4,724,458
WellPoint, Inc.*	25	3,134

		5,946,955

Pharmaceuticals (1.5%)
Johnson & Johnson	2,600	174,616
Pfizer, Inc.	23,283	611,644

		786,260

Total Health Care		13,326,609

Industrials (15.7%)
Aerospace & Defense (4.4%)
General Dynamics Corp.	7,246	775,684
Lockheed Martin Corp.	7,195	439,327
United Technologies Corp.	10,374	1,054,621

		2,269,632

Air Freight & Logistics (3.5%)
FedEx Corp.	19,494	1,831,461

Industrial Conglomerates (5.1%)
General Electric Co.	73,237	2,640,926

Machinery (2.7%)
Caterpillar, Inc.	14,942	1,366,297

Total Industrials		8,108,316

Information Technology (7.6%)
Communications Equipment (3.2%)
QUALCOMM, Inc.	45,183	1,655,957

Computers & Peripherals (2.2%)
Dell, Inc.*	30,320	1,164,895

Software (2.2%)
Electronic Arts, Inc.*	21,835	1,130,616

Total Information Technology		3,951,468

Utilities (0.1%)
Electric Utilities (0.1%)
TXU Corp.	500	39,815

Total Utilities		39,815

Total Common Stocks (99.8%) (Cost $37,520,337)		51,656,943

EQ ADVISORS TRUST

EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.2%)
JPMorgan Chase Nassau,
2.24%, 4/1/05 (Amortized Cost $94,655)	$94,655	$94,655

Total Investments (100.0%) (Cost/Amortized Cost $37,614,992)		51,751,598
Other Assets Less Liabilities (0.0%)		8,777

Net Assets (100%)		$51,760,375

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Options written for the three months ended March 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	—	$—
Options Written	8	1,339
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	(8)	(1,339)

Options Outstanding—March 31, 2005	—	$—

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,329,215
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	12,173,086

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,162,563
Aggregate gross unrealized depreciation	(171,337)

Net unrealized appreciation	$13,991,226

Federal income tax cost of investments	$37,760,372

For the three months ended March 31, 2005, the Portfolio incurred approximately $5 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $24,563,341 of which $3,761,011 expires in the year 2008, $14,631,447 expires in the year 2009, and $6,170,883 expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE DEEP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (0.5%)
Lear Corp.	800	$35,488

Hotels, Restaurants & Leisure (3.7%)
McDonald’s Corp.	5,620	175,007
Wendy’s International, Inc.	1,700	66,368

		241,375

Media (4.9%)
Comcast Corp., Class A*	4,800	162,144
Time Warner, Inc.*	8,810	154,616

		316,760

Multiline Retail (1.9%)
Dollar General Corp.	5,610	122,915

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	600	49,986

Total Consumer Discretionary		766,524

Consumer Staples (6.8%)
Beverages (1.3%)
PepsiCo, Inc.	1,550	82,196

Food & Staples Retailing (2.6%)
CVS Corp.	3,190	167,858

Food Products (2.2%)
Kellogg Co.	3,290	142,358

Household Products (0.7%)
Kimberly-Clark Corp.	720	47,326

Total Consumer Staples		439,738

Energy (12.8%)
Energy Equipment & Services (2.4%)
GlobalSantaFe Corp.	4,200	155,568

Oil & Gas (10.4%)
ConocoPhillips	900	97,056
Exxon Mobil Corp.	6,690	398,724
Shell Transport & Trading Co. plc (ADR)	3,250	176,670

		672,450

Total Energy		828,018

Financials (20.2%)
Capital Markets (1.8%)
Goldman Sachs Group, Inc.	420	46,196
Morgan Stanley	1,220	69,845

		116,041

Commercial Banks (9.5%)
Bank of America Corp.	6,300	277,830
National City Corp.	5,040	168,840
SunTrust Banks, Inc.	800	57,656
Wells Fargo & Co.	1,850	110,630

		614,956

Diversified Financial Services (6.6%)
Citigroup, Inc.	5,960	267,842
JPMorgan Chase & Co.	2,718	94,043
Principal Financial Group.	1,700	65,433

		427,318

Insurance (0.8%)
ACE Ltd.	440	18,159
Chubb Corp.	420	33,293

		51,452

Thrifts & Mortgage Finance (1.5%)
Golden West Financial Corp.	1,000	$60,500
Washington Mutual, Inc.	860	33,970

		94,470

Total Financials		1,304,237

Health Care (9.2%)
Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	2,850	96,843
Beckman Coulter, Inc.	630	41,863

		138,706

Health Care Providers & Services (2.1%)
WellPoint, Inc.*	1,100	137,885

Pharmaceuticals (4.9%)
Pfizer, Inc.	4,570	120,054
Watson Pharmaceuticals, Inc.*	2,400	73,752
Wyeth	2,900	122,322

		316,128

Total Health Care		592,719

Industrials (13.2%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	600	64,230
Precision Castparts Corp.	900	69,309

		133,539

Airlines (1.5%)
Southwest Airlines Co.	6,760	96,262

Commercial Services & Supplies (0.5%)
Manpower, Inc.	700	30,464

Electrical Equipment (1.7%)
Emerson Electric Co.	630	40,906
Rockwell Automation, Inc.	1,210	68,534

		109,440

Industrial Conglomerates (1.0%)
Tyco International Ltd.	1,950	65,910

Machinery (4.4%)
Caterpillar, Inc.	2,350	214,884
Illinois Tool Works, Inc.	400	35,812
Parker-Hannifin Corp.	600	36,552

		287,248

Road & Rail (2.1%)
CSX Corp.	3,230	134,530

Total Industrials		857,393

Information Technology (7.0%)
Communications Equipment (1.9%)
Nokia OYJ (ADR)*	4,100	63,263
Scientific-Atlanta, Inc.	2,100	59,262

		122,525

Semiconductors & Semiconductor Equipment (5.1%)
Applied Materials, Inc.*	5,320	86,450
Intel Corp.	2,900	67,367
Lam Research Corp.*	1,700	49,062
Teradyne, Inc.*	8,550	124,830

		327,709

Total Information Technology		450,234

Materials (8.0%)
Chemicals (4.8%)
Dow Chemical Co.	1,700	84,745
DuPont (E.I.) de Nemours & Co.	3,650	187,026
Huntsman Corp.*	1,700	39,644

		311,415

EQ ADVISORS TRUST

EQ/ENTERPRISE DEEP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (3.2%)
Alcoa, Inc.	6,870	$208,779

Total Materials		520,194

Telecommunication Services (3.8%)
Diversified Telecommunication Services (3.8%)
BellSouth Corp.	3,110	81,762
SBC Communications, Inc.	3,430	81,257
Sprint Corp.	3,700	84,175

Total Telecommunication Services		247,194

Utilities (6.5%)
Electric Utilities (5.2%)
Entergy Corp.	900	63,594
Exelon Corp.	2,540	116,561
PPL Corp.	1,130	61,009
Progress Energy, Inc.	610	25,589
TXU Corp.	900	71,667

		338,420

Multi-Utilities & Unregulated Power (1.3%)
Dominion Resources, Inc.	860	64,010
SCANA Corp.	420	16,052

		80,062

Total Utilities		418,482

Total Common Stocks (99.3%) (Cost $5,686,221)		6,424,733

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.1%)
JPMorgan Chase Nassau
2.24%, 4/1/05 (Amortized Cost $200,778)	$200,778	200,778

Total Investments (102.4%) (Cost/Amortized Cost $5,886,999)		6,625,511
Other Assets Less Liabilities (-2.4%)		(152,605)

Net Assets (100%)		$6,472,906

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$704,628
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	324,777

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$900,545
Aggregate gross unrealized depreciation	(165,466)

Net unrealized appreciation	$735,079

Federal income tax cost of investments	$5,890,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.3%)
Automobiles (1.0%)
Harley-Davidson, Inc.	45,800	$2,645,408

Hotels, Restaurants & Leisure (4.4%)
Starbucks Corp.*	223,900	11,566,674

Internet & Catalog Retail (10.6%)
Amazon.com, Inc.*	364,230	12,482,162
eBay, Inc.*	403,200	15,023,232

		27,505,394

Media (8.3%)
Pixar*	110,300	10,759,765
XM Satellite Radio Holdings, Inc., Class A*	346,265	10,907,347

		21,667,112

Total Consumer Discretionary		63,384,588

Consumer Staples (4.2%)
Food & Staples Retailing (4.2%)
Wal-Mart Stores, Inc.	98,900	4,955,879
Walgreen Co.	138,200	6,138,844

Total Consumer Staples		11,094,723

Financials (14.1%)
Commercial Banks (2.3%)
Commerce Bancorp, Inc.	182,250	5,917,658

Insurance (11.8%)
Aflac, Inc.	36,200	1,348,812
American International Group, Inc.	68,250	3,781,732
Progressive Corp. (The)	281,285	25,810,712

		30,941,256

Total Financials		36,858,914

Health Care (10.2%)
Biotechnology (10.2%)
Amgen, Inc.*	137,500	8,003,875
Genentech, Inc.*	327,360	18,531,850

Total Health Care		26,535,725

Industrials (5.5%)
Commercial Services & Supplies (3.5%)
Apollo Group, Inc., Class A*	123,850	9,172,331

Industrial Conglomerates (2.0%)
General Electric Co.	143,300	$5,167,398

Total Industrials		14,339,729

Information Technology (39.1%)
Communications Equipment (7.3%)
Cisco Systems, Inc.*	289,500	5,179,155
QUALCOMM, Inc.	378,200	13,861,030

		19,040,185

Computers & Peripherals (9.9%)
Dell, Inc.*	262,000	10,066,040
Network Appliance, Inc.*	575,385	15,915,149

		25,981,189

Internet Software & Services (8.1%)
Yahoo!, Inc.*	628,400	21,302,760

Semiconductors & Semiconductor Equipment (8.4%)
Applied Materials, Inc.*	189,825	3,084,656
Maxim Integrated Products, Inc.	276,900	11,316,903
Xilinx, Inc.	254,200	7,430,266

		21,831,825

Software (5.4%)
Electronic Arts, Inc.*	174,000	9,009,720
Symantec Corp.*	236,520	5,044,972

		14,054,692

Total Information Technology		102,210,651

Total Common Stocks (97.4%) (Cost $192,716,507)		254,424,330

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.1%)
JPMorgan Chase Nassau
2.24%, 4/1/05 (Amortized Cost $5,654,420)	$5,654,420	5,654,420

Total Investments (99.5%) (Cost/Amortized Cost $198,370,927)		260,078,750
Other Assets Less Liabilities (0.5%)		1,222,350

Net Assets (100%)		$261,301,100

*	Non-income producing.

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$151,313
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	3,852,135

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,892,938
Aggregate gross unrealized depreciation	(19,185,115)

Net unrealized appreciation	$61,707,823

Federal income tax cost of investments	$198,370,927

The Portfolio has a net capital loss carryforward of $150,263,864 of which $27,118,232 expires in the year 2009, $62,598,018 expires in the year 2010, $42,657,049 expires in the year 2011, and $17,890,565 expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Automobiles (1.9%)
DaimlerChrysler AG	81,800	$3,658,096
Ford Motor Co.	75,900	859,947
Nissan Motor Co., Ltd. (ADR)	24,000	491,280

		5,009,323

Hotels, Restaurants & Leisure (1.9%)
Harrah’s Entertainment, Inc.	37,100	2,395,918
Starwood Hotels & Resorts Worldwide, Inc.	42,500	2,551,275

		4,947,193

Household Durables (1.2%)
Stanley Works	66,100	2,992,347

Media (1.5%)
Reuters Group plc (ADR)	31,800	1,465,980
Thomson Corp.	70,300	2,344,505

		3,810,485

Specialty Retail (1.3%)
Limited Brands	138,600	3,367,980

Textiles, Apparel & Luxury Goods (1.4%)
V.F. Corp.	60,800	3,595,712

Total Consumer Discretionary		23,723,040

Consumer Staples (5.1%)
Food & Staples Retailing (1.0%)
Albertson’s, Inc.	123,200	2,544,080

Food Products (3.3%)
Archer-Daniels-Midland Co.	119,600	2,939,768
Cadbury Schweppes plc (ADR)	78,900	3,211,230
Kellogg Co.	58,200	2,518,314

		8,669,312

Household Products (0.8%)
Procter & Gamble Co.	38,400	2,035,200

Total Consumer Staples		13,248,592

Energy (12.1%)
Oil & Gas (12.1%)
BP plc (ADR)	57,700	3,600,480
ChevronTexaco Corp.	72,600	4,233,306
ConocoPhillips	38,600	4,162,624
El Paso Corp.	275,500	2,914,790
Exxon Mobil Corp.	65,000	3,874,000
Kerr-McGee Corp.	35,600	2,788,548
Occidental Petroleum Corp.	60,700	4,320,019
Sunoco, Inc.	24,600	2,546,592
Unocal Corp.	44,800	2,763,712

Total Energy		31,204,071

Financials (26.7%)
Capital Markets (1.6%)
Morgan Stanley	72,400	4,144,900

Commercial Banks (6.8%)
ABN AMRO Holding N.V. (ADR)	90,000	2,232,900
Bank of America Corp.	66,500	2,932,650
Bank of Montreal	17,000	789,140
BB&T Corp.	36,100	1,410,788
Comerica, Inc.	27,300	1,503,684
KeyCorp .	74,400	2,414,280
U.S. Bancorp.	119,800	3,452,636
Wells Fargo & Co.	45,000	2,691,000

		17,427,078

Consumer Finance (0.6%)
MBNA Corp.	66,300	$1,627,665

Diversified Financial Services (2.8%)
Citigroup, Inc.	64,400	2,894,136
GATX Corp.	57,600	1,911,744
ING Groep N.V. (ADR)	81,600	2,466,768

		7,272,648

Insurance (11.1%)
Allstate Corp.	70,700	3,822,042
Chubb Corp.	53,600	4,248,872
Cincinnati Financial Corp.	45,700	1,992,977
Lincoln National Corp.	82,000	3,701,480
Mercury General Corp.	60,800	3,359,808
Nationwide Financial Services, Inc.	77,900	2,796,610
PartnerReinsurance Ltd.	31,100	2,009,060
Sun Life Financial, Inc.	105,500	3,432,970
UnumProvident Corp.	184,800	3,145,296

		28,509,115

Real Estate (3.8%)
First Industrial Realty Trust, Inc. (REIT)	45,200	1,709,916
Friedman, Billings, Ramsey Group, Inc., Class A (REIT)	99,500	1,579,065
General Growth Properties, Inc. (REIT)	103,100	3,515,710
Trizec Properties, Inc. (REIT)	150,100	2,851,900

		9,656,591

Total Financials		68,637,997

Health Care (4.2%)
Pharmaceuticals (4.2%)
Bristol-Myers Squibb Co.	82,700	2,105,542
GlaxoSmithKline plc (ADR)	74,000	3,398,080
Johnson & Johnson	65,800	4,419,128
Merck & Co., Inc.	25,800	835,146

Total Health Care		10,757,896

Industrials (16.0%)
Aerospace & Defense (3.6%)
Goodrich Corp.	109,200	4,181,268
Northrop Grumman Corp.	22,600	1,219,948
Raytheon Co.	97,800	3,784,860

		9,186,076

Air Freight & Logistics (0.3%)
TPG NV (ADR)	31,600	898,072

Building Products (1.0%)
Masco Corp.	72,200	2,503,174

Commercial Services & Supplies (2.4%)
R.R. Donnelley & Sons Co. (New York Exchange)	116,200	3,674,244
Waste Management, Inc.	86,000	2,481,100

		6,155,344

Electrical Equipment (1.2%)
Rockwell Automation, Inc.	52,700	2,984,928

Industrial Conglomerates (2.9%)
General Electric Co.	101,800	3,670,908
Textron, Inc.	52,900	3,947,398

		7,618,306

Machinery (2.9%)
Cummins, Inc.	17,000	1,195,950
Eaton Corp.	48,700	3,184,980
Volvo AB (ADR)	71,300	3,165,720

		7,546,650

EQ ADVISORS TRUST

EQ/ENTERPRISE EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.6%)
Union Pacific Corp.	22,700	$1,582,190

Trading Companies & Distributors (1.1%)
Wolseley plc (ADR)	64,500	2,761,890

Total Industrials		41,236,630

Information Technology (1.0%)
Communications Equipment (0.8%)
Nokia OYJ (ADR)*	134,000	2,067,620

IT Services (0.2%)
Electronic Data Systems Corp.	24,100	498,147

Total Information Technology		2,565,767

Materials (8.7%)
Chemicals (7.8%)
Air Products & Chemicals, Inc.	64,500	4,082,205
Dow Chemical Co.	75,200	3,748,720
DuPont (E.I.) de Nemours & Co.	71,600	3,668,784
Olin Corp.	110,100	2,455,230
PPG Industries, Inc.	49,500	3,540,240
Rohm & Haas Co.	53,700	2,577,600

		20,072,779

Metals & Mining (0.9%)
Worthington Industries, Inc.	118,400	2,282,752

Total Materials		22,355,531

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
ALLTEL Corp.	38,600	2,117,210
Cable & Wireless plc (ADR)	163,000	1,186,640
Sprint Corp.	101,300	2,304,575
Telecom Corp. of New Zealand Ltd. (ADR)	93,200	3,231,244
Verizon Communications, Inc.	31,550	1,120,025

Total Telecommunication Services		9,959,694

Utilities (7.1%)
Electric Utilities (5.3%)
Alliant Energy Corp.	84,700	$2,268,266
TECO Energy, Inc.	231,900	3,636,192
TXU Corp.	45,386	3,614,088
Westar Energy, Inc.	48,100	1,040,884
Xcel Energy, Inc.	176,100	3,025,398

		13,584,828

Multi-Utilities & Unregulated Power (1.8%)
Duke Energy Corp.	144,500	4,047,445
Energen Corp.	9,600	639,360

		4,686,805

Total Utilities		18,271,633

Total Common Stocks (94.0%) (Cost $231,853,250)		241,960,851

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (6.8%)
JPMorgan Chase Nassau
2.24%, 4/1/05 (Amortized Cost $17,652,842)	$17,652,842	17,652,842

Total Investments (100.8%) (Cost/Amortized Cost $ 249,506,092)		259,613,693

Other Assets Less Liabilities (-0.8%)		(2,087,563)

Net Assets (100%)		$257,526,130

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$84,365,709
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	43,861,342

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,331,398
Aggregate gross unrealized depreciation	(4,374,675)

Net unrealized appreciation	$9,956,723

Federal income tax cost of investments	$249,656,970

The Portfolio has a net capital loss carryforward of $3,261,298 of which $702,240 expires in the year 2010, and $2,559,058 expires in the year 2011.

Certain capital loss carryforwards may in the future be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law to the product of the Portfolio’s value immediately before the in-kind transfer multiplied by the “long-term tax-exempt rate” (i.e., the highest of the adjusted federal long-term rates in effect for any month in the three-month period ending with the month in which the in-kind transfer occured).

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Bermuda (2.9%)
Ingersoll-Rand Co., Class A	860	$68,499
XL Capital Ltd., Class A	1,020	73,818

		142,317

Finland (2.1%)
Sampo OYJ, A shares	7,170	104,367

France (6.7%)
BNP Paribas S.A.	1,740	123,585
Schneider Electric S.A.	1,350	106,061
Societe Television Francaise 1	1,150	36,468
Vivendi Universal S.A.*	2,230	68,485

		334,599

Germany (1.9%)
Deutsche Telekom AG (Registered)*	4,660	93,329

Hong Kong (0.9%)
China Mobile (Hong Kong) Ltd.	13,500	44,138

Ireland (1.6%)
Kerry Group plc, Class A	3,290	79,232

Japan (5.1%)
Asahi Glass Co., Ltd.	7,000	73,953
Canon, Inc. (ADR)	1,430	76,648
Toyota Motor Corp.	2,800	104,450

		255,051

Netherlands (1.7%)
Royal Dutch Petroleum Co. (N.Y. Shares)	1,370	82,255

South Korea (7.5%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,480	121,879
Kookmin Bank (ADR)	2,030	90,639
Samsung Electronics Co., Ltd. (Non-Voting)	490	160,921

		373,439

Sweden (4.4%)
Assa Abloy AB, Class B	6,200	88,028
Sandvik AB	3,140	131,071

		219,099

Switzerland (0.8%)
Novartis AG (Registered)	540	25,281
STMicroelectronics N.V.	780	13,016

		38,297

United Kingdom (10.1%)
BG Group plc	8,720	67,763
BP plc	23,950	248,228
Dixons Group plc	35,960	103,794
Reckitt Benckiser plc	2,590	82,318

		502,103

United States (52.8%)
3M Co	440	37,704
Aflac, Inc.	3,950	147,177
Anadarko Petroleum Corp.	450	34,245
Apache Corp.	680	41,636
Avocent Corp.*	1,000	25,660
CarMax, Inc.*	2,350	74,025
Cisco Systems, Inc.*	2,860	51,165
Citigroup, Inc.	4,070	182,906
Devon Energy Corp.	840	40,110
Eli Lilly & Co.	2,760	143,796
Fannie Mae	2,660	$144,837
Illinois Tool Works, Inc.	480	42,974
Lexmark International, Inc., Class A*	1,030	82,369
Medtronic, Inc.	2,050	104,448
Mellon Financial Corp.	2,790	79,627
Merrill Lynch & Co., Inc.	1,550	87,730
Microsoft Corp.	3,490	84,353
Noble Energy, Inc.	520	35,370
PepsiCo, Inc.	2,010	106,590
Pfizer, Inc.	6,650	174,695
Praxair, Inc.	2,610	124,915
Regal Entertainment Group, Class A	2,460	51,734
Tiffany & Co.	3,500	120,820
Wal-Mart Stores, Inc.	3,890	194,928
Walgreen Co.	2,540	112,827
Walt Disney Co.	3,010	86,477
Washington Post Co., Class B	78	69,732
WellPoint, Inc.*	1,090	136,632

		2,619,482

Total Common Stocks (98.5%) (Cost $4,374,364)		4,887,708

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.1%)
JPMorgan Chase Nassau
2.24%, 4/1/05 (Amortized Cost $ 103,844)	$103,844	103,844

Total Investments (100.6%) (Cost/Amortized Cost $4,478,208)		4,991,552
Other Assets Less Liabilities (-0.6%)		(30,239)

Net Assets (100%)		$4,961,313

Market Sector Diversification

As a Percentage of Total Equity Investments

Consumer Discretionary	14.6%
Consumer Staples	11.8
Energy	11.2
Financials	21.2
Health Care	12.0
Industrials	13.7
Information Technology	10.1
Materials	2.6
Telecommunications Services	2.8

100.0%

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$553,436
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	508,675

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$663,376
Aggregate gross unrealized depreciation	(154,943)

Net unrealized appreciation	$508,433

Federal income tax cost of investments	$4,483,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Hotels, Restaurants & Leisure (5.4%)
Carnival Corp.	45,795	$2,372,639
Marriott International, Inc., Class A	45,785	3,061,185
McDonald’s Corp.	279,107	8,691,392

		14,125,216

Media (3.9%)
Omnicom Group, Inc.	75,341	6,669,185
Walt Disney Co.	115,582	3,320,671

		9,989,856

Multiline Retail (3.3%)
Kohl’s Corp.*	166,440	8,593,297

Specialty Retail (2.2%)
Bed Bath & Beyond, Inc.*	158,561	5,793,819

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	31,900	2,657,589

Total Consumer Discretionary		41,159,777

Consumer Staples (16.0%)
Beverages (3.2%)
PepsiCo, Inc.	158,507	8,405,626

Food & Staples Retailing (1.1%)
Wal-Mart Stores, Inc.	57,515	2,882,077

Household Products (5.9%)
Colgate-Palmolive Co.	122,391	6,385,138
Procter & Gamble Co.	167,914	8,899,442

		15,284,580

Personal Products (5.8%)
Estee Lauder Cos., Inc. (The), Class A	63,400	2,851,732
Gillette Co.	242,441	12,238,422

		15,090,154

Total Consumer Staples		41,662,437

Energy (10.8%)
Energy Equipment & Services (3.8%)
Schlumberger Ltd.	140,936	9,933,169

Oil & Gas (7.0%)
ConocoPhillips	120,152	12,957,192
Exxon Mobil Corp.	88,600	5,280,560

		18,237,752

Total Energy		28,170,921

Financials (4.2%)
Consumer Finance (2.1%)
American Express Co.	103,706	5,327,377

Insurance (2.1%)
American International Group, Inc.	100,336	5,559,618

Total Financials		10,886,995

Health Care (21.5%)
Biotechnology (5.5%)
Amgen, Inc.*	127,637	7,429,750
Genentech, Inc.*	122,543	6,937,159

		14,366,909

Health Care Equipment & Supplies (6.1%)
Boston Scientific Corp.*	249,463	7,306,771
Medtronic, Inc.	168,765	8,598,577

		15,905,348

Health Care Providers & Services (1.8%)
Caremark Rx, Inc.*	121,137	4,818,830

Pharmaceuticals (8.1%)
Eli Lilly & Co.	164,371	$8,563,729
Johnson & Johnson	185,447	12,454,621

		21,018,350

Total Health Care		56,109,437

Industrials (13.5%)
Air Freight & Logistics (2.1%)
United Parcel Service, Inc., Class B	74,160	5,394,398

Industrial Conglomerates (7.4%)
3M Co.	112,372	9,629,157
General Electric Co.	270,047	9,737,895

		19,367,052

Machinery (4.0%)
Caterpillar, Inc.	55,576	5,081,869
Illinois Tool Works, Inc.	58,303	5,219,868

		10,301,737

Total Industrials		35,063,187

Information Technology (11.8%)
Communications Equipment (4.4%)
Juniper Networks, Inc.*	242,581	5,351,337
QUALCOMM, Inc.	167,031	6,121,686

		11,473,023

IT Services (2.0%)
Paychex, Inc.	158,561	5,203,972

Semiconductors & Semiconductor Equipment (2.3%)
Maxim Integrated Products, Inc.	148,319	6,061,797

Software (3.1%)
Oracle Corp.*	649,410	8,104,637

Total Information Technology		30,843,429

Total Common Stocks (93.6%) (Cost $223,055,584)		243,896,183

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (5.4%)
JPMorgan Chase Nassau,
2.24%, 4/1/05 (Amortized Cost $13,985,447)	$13,985,447	13,985,447

Total Investments (99.0%) (Cost/Amortized Cost $ 237,041,031)		257,881,630
Other Assets Less Liabilities (1.0%)		2,501,798

Net Assets (100%)		$260,383,428

*	Non-income producing.

EQ ADVISORS TRUST

EQ/ENTERPRISE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,520,198
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	40,703,163

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,174,900
Aggregate gross unrealized depreciation	(11,028,159)

Net unrealized appreciation	$20,146,741

Federal income tax cost of investments	$237,734,889

For the three months ended March 31, 2005, the Portfolio incurred approximately $2,536 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $94,772,410 of which $16,318,988 expires in the year 2008, $27,430,730 expires in the year 2009, $40,775,337 expires in the year 2010, and $10,247,355 expires in the year 2011.

Included in the capital loss carryfoward is $1,718,952 acquired in connection with the merger that occurred in 2003. Utilization of the losses may be limited in accordance with Federal Tax regulations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (1.1%)
Johnson Controls, Inc.	27,400	$1,527,824

Internet & Catalog Retail (1.1%)
IAC/InterActiveCorp.*	69,000	1,536,630

Media (9.0%)
Clear Channel Communications, Inc.	28,600	985,842
Dex Media, Inc.	35,000	722,750
Omnicom Group	33,000	2,921,160
Time Warner, Inc.*	130,500	2,290,275
Tribune Co.	31,300	1,247,931
Univision Communications, Inc., Class A*	40,500	1,121,445
Viacom, Inc., Class B	78,100	2,720,223

		12,009,626

Multiline Retail (1.0%)
Kohl’s Corp.*	25,000	1,290,750

Specialty Retail (1.1%)
Advance Auto Parts, Inc.*	14,000	706,300
Office Depot, Inc.*	32,100	711,978

		1,418,278

Total Consumer Discretionary		17,783,108

Consumer Staples (5.9%)
Food & Staples Retailing (4.5%)
Albertson’s, Inc.	80,400	1,660,260
Costco Wholesale Corp.	62,000	2,739,160
Kroger Co.*	102,000	1,635,060

		6,034,480

Household Products (1.4%)
Kimberly-Clark Corp.	28,000	1,840,440

Total Consumer Staples		7,874,920

Energy (3.8%)
Oil & Gas (3.8%)
Exxon Mobil Corp.	55,700	3,319,720
Marathon Oil Corp.	36,500	1,712,580

Total Energy		5,032,300

Financials (24.1%)
Capital Markets (5.0%)
Mellon Financial Corp.	88,900	2,537,206
Morgan Stanley	72,000	4,122,000

		6,659,206

Commercial Banks (5.4%)
Fifth Third Bancorp	34,300	1,474,214
PNC Financial Services Group, Inc.	31,600	1,626,768
Wells Fargo & Co.	70,000	4,186,000

		7,286,982

Diversified Financial Services (6.7%)
Citigroup, Inc.	128,900	5,792,766
JPMorgan Chase & Co.	90,900	3,145,140

		8,937,906

Insurance (4.7%)
Aflac, Inc.	26,800	998,568
Allstate Corp.	27,200	1,470,432
American International Group, Inc.	17,800	986,298
Hartford Financial Services Group, Inc.	19,200	1,316,352
Willis Group Holdings Ltd.	41,600	$1,533,792

		6,305,442

Thrifts & Mortgage Finance (2.3%)
Freddie Mac	47,800	3,020,960

Total Financials		32,210,496

Health Care (19.9%)
Biotechnology (2.6%)
Cephalon, Inc.*	22,300	1,044,309
Genzyme Corp.*	34,600	1,980,504
Millennium Pharmaceuticals, Inc.*	57,200	481,624

		3,506,437

Health Care Equipment & Supplies (0.7%)
Medtronic, Inc.	18,200	927,290

Health Care Providers & Services (5.5%)
Medco Health Solutions, Inc.*	34,800	1,725,036
UnitedHealth Group, Inc.	40,400	3,853,352
WellPoint, Inc.*	14,200	1,779,970

		7,358,358

Pharmaceuticals (11.1%)
Allergan, Inc.	44,900	3,119,203
Bristol-Myers Squibb Co.	44,600	1,135,516
Johnson & Johnson	79,300	5,325,788
Mylan Laboratories, Inc.	105,200	1,864,144
Wyeth	77,800	3,281,604

		14,726,255

Total Health Care		26,518,340

Industrials (9.8%)
Aerospace & Defense (2.7%)
Lockheed Martin Corp.	32,900	2,008,874
Northrop Grumman Corp.	29,700	1,603,206

		3,612,080

Building Products (2.5%)
Masco Corp.	95,200	3,300,584

Commercial Services & Supplies (0.2%)
Equifax, Inc.	8,500	260,865

Machinery (2.2%)
Illinois Tool Works, Inc.	33,200	2,972,396

Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	55,400	2,987,722

Total Industrials		13,133,647

Information Technology (8.5%)
Computers & Peripherals (1.3%)
Hewlett-Packard Co.	76,800	1,684,992

Electronic Equipment & Instruments (1.1%)
Mettler-Toledo International, Inc.*	29,800	1,415,500

Semiconductors & Semiconductor Equipment (1.6%)
Applied Materials, Inc.*	73,900	1,200,875
Xilinx, Inc.	34,200	999,666

		2,200,541

Software (4.5%)
Microsoft Corp.	154,100	3,724,597
Oracle Corp.*	147,800	1,844,544
VERITAS Software Corp.*	21,500	499,230

		6,068,371

Total Information Technology		11,369,404

EQ ADVISORS TRUST

EQ/ENTERPRISE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (1.5%)
Construction Materials (1.5%)
Martin Marietta Materials, Inc.	36,100	$2,018,712

Total Materials		2,018,712

Telecommunication Services (3.8%)
Diversified Telecommunication Services (0.7%)
SBC Communications, Inc.	41,800	990,242

Wireless Telecommunication Services (3.1%)
Nextel Communications, Inc., Class A*	143,900	4,089,638

Total Telecommunication Services		5,079,880

Utilities (6.8%)
Electric Utilities (5.2%)
American Electric Power Co., Inc.	35,500	1,209,130
Exelon Corp.	68,500	3,143,465
FirstEnergy Corp.	47,700	2,001,015
Pepco Holdings, Inc.	27,700	581,423

		6,935,033

Gas Utilities (0.6%)
NiSource, Inc.	35,500	809,045

Multi-Utilities & Unregulated Power (1.0%)
Sempra Energy	33,600	1,338,624

Total Utilities		9,082,702

Total Common Stocks (97.4%) (Cost $112,871,457)		130,103,509

INVESTMENT COMPANIES:
Exchange Traded Fund (1.0%)
S&P 500 Depositary Receipts	11,100	$1,309,800

Total Investment Companies (1.0%) (Cost $1,337,148)		1,309,800

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.8%)
JPMorgan Chase Nassau
2.24%, 4/1/05 (Amortized Cost $2,415,090)	$2,415,090	2,415,090

Total Investments (100.2%) (Cost/Amortized Cost $116,623,695)		133,828,399
Other Assets Less Liabilities (-0.2%)		(304,585)

Net Assets (100%)		$133,523,814

*	Non-income producing.

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,162,056
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	8,283,720

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,303,694
Aggregate gross unrealized depreciation	(4,289,648)

Net unrealized appreciation	$17,014,046

Federal income tax cost of investments	$116,814,353

For the three months ended March 31, 2005, the Portfolio incurred approximately $129 as brokerage commissions with Bernstein (Sanford C.) & Co., and $263 with UBS Securities, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $44,321,445 of which $27,673,110 expires in the year 2010, and $16,648,335 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.	3,909	$134,274

Total Financials		134,274

Health Care (0.7%)
Health Care Equipment & Supplies (0.7%)
Dade Behring Holdings, Inc.*	9,333	549,994

Total Health Care		549,994

Information Technology (0.0%)
Computers & Peripherals (0.0%)
ATSI Holdings, Inc.*†	4,056	—

Total Information Technology		—

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Nextlink Communications, Inc. Escrow Shares*†	1,100,000	—
Telewest Global, Inc.*	8,644	153,776
XO Communications, Inc.*	935	2,319

Total Telecommunication Services		156,095

Total Common Stocks (1.1%) (Cost $2,494,307)		840,363

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (27.1%)
Auto Components (0.6%)
TRW Automotive, Inc.
9.375%, 2/15/13	$487,000	523,525

Distributors (1.3%)
AmeriGas Partners LP
8.875%, 5/20/11	425,000	450,500
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	618,000

		1,068,500

Hotels, Restaurants & Leisure (7.6%)
American Casino & Entertainment
Properties LLC
7.850%, 2/1/12	350,000	363,125
Boyd Gaming Corp.
7.750%, 12/15/12	475,000	497,562
Caesars Entertainment, Inc.
7.875%, 3/15/10	850,000	926,500
8.125%, 5/15/11	400,000	443,000
Hilton Hotels Corp.
7.625%, 5/15/08	25,000	27,009
Intrawest Corp.
7.500%, 10/15/13	250,000	250,625
John Q. Hammons Hotels LP
8.875%, 5/15/12	250,000	268,125
Landry’s Restaurants Inc.
7.500%, 12/15/14 §	400,000	388,000
Mandalay Resort Group, Series B
10.250%, 8/1/07	125,000	135,938
MGM Mirage, Inc.
6.750%, 8/1/07	200,000	203,500
6.000%, 10/1/09	300,000	295,875
8.500%, 9/15/10	600,000	657,000
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	200,000	198,500
7.125%, 8/15/14	100,000	100,250
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	$425,000	$466,969
Seneca Gaming Corp.
7.250%, 5/1/12	250,000	248,750
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	700,000	764,750

		6,235,478

Household Durables (1.2%)
Interface, Inc.
10.375%, 2/1/10	350,000	392,000
K Hovnanian Enterprises, Inc.
6.000%, 1/15/10 §	150,000	146,542
Sealy Mattress Co.
8.250%, 6/15/14	425,000	443,063

		981,605

Internet & Catalog Retail (0.5%)
FTD, Inc.
7.750%, 2/15/14	400,000	410,000

Media (9.5%)
Adelphia Communications Corp.
7.875%, 5/1/09 (h)	50,000	41,250
9.375%, 11/15/09 (h)	400,000	356,000
American Media Operations, Inc.
8.875%, 1/15/11	275,000	283,250
Block Communications, Inc.
9.250%, 4/15/09	250,000	266,250
Cablevision Systems Corp.
8.000%, 4/15/12 §	150,000	154,125
CBD Media, Inc.
8.625%, 6/1/11	175,000	180,250
Corus Entertainment, Inc.
8.750%, 3/1/12	675,000	723,937
CSC Holdings, Inc.
8.125%, 7/15/09	100,000	105,500
7.625%, 4/1/11	900,000	936,000
Dex Media East LLC Finance Co.
9.875%, 11/15/09	100,000	110,000
12.125%, 11/15/12	325,000	385,125
Dex Media West LLC/Dex Media
Finance Co.
8.500%, 8/15/10	100,000	106,750
9.875%, 8/15/13	440,000	490,600
Dex Media, Inc.
8.000%, 11/15/13	200,000	207,000
DirecTV Holdings LLC
8.375%, 3/15/13	50,000	54,125
Echostar DBS Corp.
6.375%, 10/1/11	100,000	98,000
6.625%, 10/1/14 §	450,000	434,812
Emmis Operating Co.
6.875%, 5/15/12	250,000	245,000
Houghton Mifflin Co.
8.250%, 2/1/11	450,000	459,000
Imax Corp.
9.625%, 12/1/10	475,000	508,250
Inmarsat Finance plc
7.625%, 6/30/12	100,000	99,500
Mediacom LLC
9.500%, 1/15/13	275,000	274,313
Primedia, Inc.
8.875%, 5/15/11	400,000	417,000
R.H. Donnelley Corp.
6.875%, 1/15/13 §	125,000	123,750
RH Donnelley, Inc.
10.875%, 12/15/12	300,000	345,750

EQ ADVISORS TRUST

EQ/ENTERPRISE HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	$350,000	$367,500
Videotron Ltee
6.875%, 1/15/14	75,000	75,375

		7,848,412

Multiline Retail (1.4%)
J.C. Penney Co., Inc.
8.000%, 3/1/10	100,000	100,000
7.650%, 8/15/16	700,000	665,000
Saks, Inc.
8.250%, 11/15/08	350,000	369,250

		1,134,250

Specialty Retail (2.9%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12	200,000	204,000
8.000%, 3/15/14	325,000	315,250
Autonation, Inc.
9.000%, 8/1/08	150,000	165,000
Jo-Ann Stores, Inc.
7.500%, 3/1/12	700,000	714,875
Michaels Stores, Inc.
9.250%, 7/1/09	625,000	660,156
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	22,000	24,640
Sonic Automotive, Inc.
8.625%, 8/15/13	325,000	323,375

		2,407,296

Textiles, Apparel & Luxury Goods (2.1%)
Fruit of the Loom Ltd.
8.875%, 4/15/06 †(h)	299,749	—
INVISTA
9.250%, 5/1/12 §	275,000	302,500
Levi Strauss & Co.
7.73%, 4/1/12 (b)(l)	300,000	294,750
Perry Ellis International, Inc.
8.875%, 9/15/13	500,000	515,000
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	456,750
8.125%, 5/1/13	125,000	130,938

		1,699,938

Total Consumer Discretionary		22,309,004

Consumer Staples (5.9%)
Food & Staples Retailing (1.2%)
Ingles Markets, Inc.
8.875%, 12/1/11	625,000	640,625
Jean Coutu Group, Inc.
7.630%, 8/1/12	375,000	382,500

		1,023,125

Food Products (1.7%)
Chiquita Brands International, Inc.
7.500%, 11/1/14	175,000	174,125
Dole Foods Co.
8.625%, 5/1/09	500,000	525,000
Pilgrim’s Pride Corp.
9.250%, 11/15/13	75,000	82,500
Smithfield Foods, Inc.
7.625%, 2/15/08	350,000	360,500
7.750%, 5/15/13	200,000	212,000

		1,354,125

Household Products (1.7%)
Central Garden & Pet Co.
9.125%, 2/1/13	500,000	537,500
Johnsondiversey Holdings, Inc.
0.000%, 5/15/13 (e)	50,000	43,000
Johnsondiversey, Inc.
9.625%, 5/15/12	300,000	322,500
Rayovac Corp.
8.500%, 10/1/13	$475,000	$489,250

		1,392,250

Personal Products (1.3%)
Chattem, Inc.
7.000%, 3/1/14	50,000	50,250
Elizabeth Arden, Inc.
7.750%, 1/15/14	450,000	463,500
NBTY, Inc.
8.625%, 9/15/07	550,000	561,000

		1,074,750

Total Consumer Staples		4,844,250

Energy (5.9%)
Energy Equipment & Services (1.4%)
Grant Prideco, Inc.
9.625%, 12/1/07	450,000	490,500
Hanover Compressor Co.
(Zero Coupon), 3/31/07	100,000	88,000
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11	475,000	501,125
Key Energy Services, Inc.
8.375%, 3/1/08	100,000	103,875

		1,183,500

Oil & Gas (4.5%)
Citgo Petroleum Corp.
6.000%, 10/15/11	325,000	320,937
El Paso Corp.
7.000%, 5/15/11	200,000	192,000
7.875%, 6/15/12	400,000	398,000
Pemex Project Funding Master Trust
9.375%, 12/2/08 §	125,000	141,063
Stone Energy Corp.
6.750%, 12/15/14	325,000	315,250
Teekay Shipping Corp.
8.875%, 7/15/11	1,000,000	1,115,000
Williams Cos., Inc.
7.125%, 9/1/11	600,000	626,250
YPF S.A.
9.125%, 2/24/09	500,000	547,500

		3,656,000

Total Energy		4,839,500

Financials (6.9%)
Capital Markets (1.4%)
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14 §	406,000	462,840
Refco Finance Holdings LLC
9.000%, 8/1/12 §	625,000	662,500

		1,125,340

Commercial Banks (0.9%)
Western Financial Bank
9.625%, 5/15/12	650,000	721,500

Diversified Financial Services (1.7%)
Dollar Financial Group, Inc.
9.750%, 11/15/11	600,000	639,000
Riddell Bell Holdings, Inc.
8.375%, 10/1/12 §	450,000	461,250
Ucar Finance, Inc.
10.250%, 2/15/12	300,000	321,000

		1,421,250

Real Estate (2.9%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	775,000	833,125
HMH Properties, Inc., Series B (REIT)
7.875%, 8/1/08	20,000	20,400

EQ ADVISORS TRUST

EQ/ENTERPRISE HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Host Marriott LP (REIT)
9.500%, 1/15/07	$475,000	$501,125
7.000%, 8/15/12	125,000	123,750
La Quinta Properties, Inc. (REIT)
7.000%, 8/15/12	150,000	151,875
Meristar Hospitality Corp. (REIT)
9.125%, 1/15/11	250,000	261,250
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	500,000	520,000

		2,411,525

Total Financials		5,679,615

Health Care (5.5%)
Health Care Equipment & Supplies (1.6%)
Fisher Scientific International, Inc.
8.125%, 5/1/12	350,000	379,750
Leiner Health Products, Inc.
11.000%, 6/1/12	150,000	161,250
Medex, Inc.
8.875%, 5/15/13	425,000	480,250
WH Holdings Ltd./ WH Capital Corp.
9.500%, 4/1/11	240,000	259,200

		1,280,450

Health Care Providers & Services (3.9%)
Alderwoods Group, Inc.
7.750%, 9/15/12 §	500,000	511,250
AmerisourceBergen Corp.
8.125%, 9/1/08	150,000	160,875
Beverly Enterprises, Inc.
7.875%, 6/15/14	100,000	110,500
Carriage Services, Inc.
7.875%, 1/15/15 §	300,000	301,500
HCA, Inc.
6.950%, 5/1/12	100,000	103,796
HEALTHSOUTH Corp.
8.500%, 2/1/08	650,000	646,750
7.625%, 6/1/12	50,000	48,000
IASIS Healthcare Capital Corp.
8.750%, 6/15/14	275,000	286,687
Service Corp. International
7.700%, 4/15/09	75,000	77,250
6.750%, 4/1/16	225,000	216,000
Tenet Healthcare Corp.
9.250%, 2/1/15 §	350,000	349,125
U.S. Oncology, Inc.
9.000%, 8/15/12 §	400,000	422,000

		3,233,733

Total Health Care		4,514,183

Industrials (10.5%)
Aerospace & Defense (1.6%)
Argo-Tech Corp.
9.250%, 6/1/11	400,000	430,000
Bombardier, Inc.
6.750%, 5/1/12 §	325,000	288,437
Esterline Technologies Corp.
7.750%, 6/15/13	225,000	234,000
L-3 Communications Corp.
5.875%, 1/15/15	150,000	144,000
Moog, Inc.
6.250%, 1/15/15	200,000	196,000

		1,292,437

Building Products (1.2%)
Building Materials Corp. of America
7.750%, 7/15/05	300,000	301,500
Goodman Global Holdings Co., Inc.
7.875%, 12/15/12 §	525,000	480,375
Nortek, Inc.
8.500%, 9/1/14	$175,000	$168,875

		950,750

Commercial Services & Supplies (1.8%)
Adesa, Inc.
7.625%, 6/15/12	250,000	250,000
Allied Waste North America
7.250%, 3/15/15 §	125,000	118,750
Series B
8.875%, 4/1/08	100,000	103,375
5.750%, 2/15/11 §	450,000	409,500
Corrections Corp. of America
7.500%, 5/1/11	325,000	329,063
Integrated Electrical Services, Inc.,
Series B
9.375%, 2/1/09	25,000	23,875
Series C
9.375%, 2/1/09	225,000	216,000

		1,450,563

Electrical Equipment (1.2%)
Dresser, Inc.
9.375%, 4/15/11	750,000	795,000
Thomas & Betts Corp.
7.250%, 6/1/13	200,000	212,394

		1,007,394

Machinery (3.9%)
Briggs & Stratton Corp.
8.875%, 3/15/11	300,000	342,000
Case New Holland, Inc.
6.000%, 6/1/09 §	300,000	285,000
9.250%, 8/1/11 §	325,000	346,125
9.250%, 8/1/11 §	275,000	292,875
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	343,000
Dresser-Rand Group, Inc.
7.375%, 11/1/14 §	200,000	200,000
Flowserve Corp.
12.250%, 8/15/10	625,000	679,687
Navistar International Corp.
6.250%, 3/1/12 (b)	75,000	71,250
Series B
9.375%, 6/1/06	250,000	260,625
Trinity Industries, Inc.
6.500%, 3/15/14	450,000	434,250

		3,254,812

Marine (0.2%)
Horizon Lines LLC
9.000%, 11/1/12 §	175,000	186,375

Road & Rail (0.3%)
United Rentals North America, Inc.
6.500%, 2/15/12	225,000	218,813

Trading Companies & Distributors (0.3%)
Noble Group Ltd.
6.630%, 3/17/15 §	275,000	255,488

Total Industrials		8,616,632

Information Technology (2.7%)
Communications Equipment (0.6%)
American Towers, Inc.
7.250%, 12/1/11	475,000	490,438

IT Services (0.5%)
Titan Corp.
8.000%, 5/15/11	400,000	416,000

EQ ADVISORS TRUST

EQ/ENTERPRISE HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Office Electronics (1.6%)
Xerox Corp.
7.125%, 6/15/10	$200,000	$206,750
7.625%, 6/15/13	175,000	182,875
7.200%, 4/1/16	875,000	901,250

		1,290,875

Total Information Technology		2,197,313

Materials (11.5%)
Chemicals (3.3%)
Equistar Chemicals LP
10.625%, 5/1/11	250,000	280,625
FMC Corp.
10.250%, 11/1/09	150,000	167,250
Hercules, Inc.
6.750%, 10/15/29	650,000	637,000
Huntsman International LLC
9.875%, 3/1/09	175,000	189,000
Nalco Co.
7.750%, 11/15/11	100,000	104,000
8.875%, 11/15/13	175,000	187,250
Nova Chemicals Corp.
6.500%, 1/15/12	250,000	256,250
Pioneer Cos., Inc.
6.590%, 12/31/06 (l)	32,141	33,909
PQ Corp.
7.500%, 2/15/13 §	125,000	123,125
Rockwood Specialties Group, Inc.
7.500%, 11/15/14 §	595,000	595,000
Westlake Chemical Corp.
8.750%, 7/15/11	163,000	178,281

		2,751,690

Construction Materials (1.1%)
Texas Industries, Inc.
10.250%, 6/15/11	550,000	622,875
U.S. Concrete, Inc.
8.375%, 4/1/14	250,000	248,750

		871,625

Containers & Packaging (1.6%)
AEP Industries, Inc.
7.880%, 3/15/13 §	100,000	100,425
Owens-Brockway Glass Container, Inc.
8.750%, 11/15/12	150,000	163,875
Owens-Illinois, Inc.
7.350%, 5/15/08	775,000	796,312
Stone Container Finance
7.375%, 7/15/14	225,000	222,750

		1,283,362

Metals & Mining (2.7%)
AK Steel Corp.
7.875%, 2/15/09	100,000	98,000
7.750%, 6/15/12	250,000	240,625
Foundation PA Coal Co.
7.250%, 8/1/14	100,000	101,500
International Steel Group, Inc.
6.500%, 4/15/14	100,000	102,000
Ispat Inland ULC
9.750%, 4/1/14	292,000	341,640
Massey Energy Co.
6.625%, 11/15/10	200,000	201,000
Novelis, Inc.
7.250%, 2/15/15 §	675,000	661,500
Steel Dynamics, Inc.
9.500%, 3/15/09	450,000	484,875
United States Steel LLC
10.750%, 8/1/08	33,000	37,950

		2,269,090

Paper & Forest Products (2.8%)
Bowater, Inc.
6.500%, 6/15/13	$200,000	$190,500
Buckeye Technologies, Inc.
8.500%, 10/1/13	400,000	420,000
Georgia-Pacific Corp.
8.125%, 5/15/11	550,000	606,375
9.500%, 12/1/11	250,000	295,000
Mercer International, Inc.
9.250%, 2/15/13	200,000	189,000
Neenah Paper, Inc.
7.375%, 11/15/14 §	300,000	288,000
Newark Group, Inc.
9.750%, 3/15/14	275,000	279,125
Norske Skog Canada Ltd.
7.375%, 3/1/14	75,000	72,750

		2,340,750

Total Materials		9,516,517

Telecommunication Services (9.6%)
Diversified Telecommunication Services (3.7%)
AT&T Corp.
9.050%, 11/15/11	400,000	454,500
Citizens Communications Co.
6.250%, 1/15/13	300,000	282,000
MCI, Inc.
8.735%, 5/1/14	850,000	935,000
Pathnet, Inc.
12.250%, 4/15/08 †(h)	250,000	—
Qwest Corp.
9.125%, 3/15/12 §	150,000	163,125
Qwest Services Corp.
14.000%, 12/15/10 §	1,002,000	1,159,815
Williams Communications Group, Inc.
11.700%, 8/1/08 †(h)	575,000	—

		2,994,440

Wireless Telecommunication Services (5.9%)
American Cellular Corp.
10.000%, 8/1/11	500,000	460,000
Crown Castle International Corp.
9.375%, 8/1/11	100,000	108,750
7.500%, 12/1/13	100,000	109,750
Intelsat Bermuda Ltd.
8.250%, 1/15/13 §	175,000	176,750
8.625%, 1/15/15 §	750,000	765,000
New Skies Satellites N.V.
9.125%, 11/1/12 §	300,000	306,000
Nextel Communications, Inc.
5.950%, 3/15/14	850,000	845,750
PanAmSat Corp.
9.000%, 8/15/14	625,000	659,375
Rogers Wireless, Inc.
9.625%, 5/1/11	275,000	312,125
7.500%, 3/15/15	675,000	696,938
SBA Communications Corp.
8.500%, 12/1/12 §	400,000	414,000
Zeus Special Subsidiary, Ltd.
0.000%, 2/1/15 §(e)	50,000	31,625

		4,886,063

Total Telecommunication Services		7,880,503

Utilities (7.7%)
Electric Utilities (4.5%)
CMS Energy Corp.
8.900%, 7/15/08	150,000	161,063
7.500%, 1/15/09	550,000	566,500
7.750%, 8/1/10	50,000	52,125

EQ ADVISORS TRUST

EQ/ENTERPRISE HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Edison Mission Energy
9.875%, 4/15/11	$375,000	$433,125
Inergy LP / Inergy Finance Corp.
6.875%, 12/15/14 §	200,000	192,000
Midwest Generation LLC
8.750%, 5/1/34	450,000	501,750
MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc.
8.500%, 9/1/10	450,000	472,500
Nevada Power Co.
6.500%, 4/15/12	300,000	309,750
5.875%, 1/15/15 §	100,000	97,500
Sierra Pacific Resources
8.625%, 3/15/14	400,000	426,000
TECO Energy, Inc.
7.500%, 6/15/10	150,000	159,750
Texas Genco Financing Corp. LLC
6.875%, 12/15/14 §	375,000	375,937

		3,748,000

Gas Utilities (0.1%)
ANR Pipeline Co.
8.875%, 3/15/10	50,000	54,070

Multi-Utilities & Unregulated Power (3.1%)
AES Corp.
9.500%, 6/1/09	425,000	464,844
8.875%, 2/15/11	200,000	216,500
8.750%, 5/15/13 §	200,000	218,000
Dynegy Holdings, Inc.
9.875%, 7/15/10 §	50,000	53,563
NRG Energy, Inc.
8.000%, 12/15/13 §	590,000	623,925
Reliant Energy, Inc.
9.250%, 7/15/10	350,000	374,500
9.500%, 7/15/13	200,000	217,500
Southern Natural Gas Co.
8.875%, 3/15/10	375,000	406,612

		2,575,444

Total Utilities		6,377,514

Total Long-Term Debt Securities (93.3%) (Cost $74,714,498)		76,775,031

	Number of Warrants
WARRANTS:
Health Care (0.1%)
Biotechnology (0.1%)
Charles River Laboratories
International, Inc., $5.19, expiring 10/1/09*†	250	79,473

Total Health Care		79,473

Industrials (0.0%)
Transportation Infrastructure (0.0%)
TBS Shipping International Ltd.,
$0.00, expiring 2/14/07*†	8,846	—
TBS Shipping International Ltd.,
$0.00, expiring 2/15/07*†	2,059	—
TBS Shipping International Ltd.,
$0.00, expiring 2/15/07*†	2,428	—

Total Industrials		—

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications,
$23.70, expiring 12/27/06*†	5,235	—
Loral Space & Communications,
$0.14, expiring 1/31/07*†	600	$—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc., $0.01, expiring 4/15/08*†	300	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	—
XO Communications, Inc.,
$6.25, expiring 1/16/10*	1,872	655
XO Communications, Inc.,
$7.50, expiring 1/16/10*	1,403	295
XO Communications, Inc.,
$10.00, expiring 1/16/10*	1,403	232

		1,182

Wireless Telecommunication Services (0.0%)
e.Spire Communications, Inc.,
$7.15, expiring 11/1/05*†(b)	300	—
Leap Wireless International, Inc.,
$96.80, expiring 4/15/10*†(b)	4,500	—

		—

Total Telecommunication Services		1,182

Total Warrants (0.1%) (Cost $5,940)		80,655

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.4%)
JPMorgan Chase Nassau,
2.24%,4/1/05 (Amortized Cost $1,986,120)	$1,986,120	1,986,120

Total Investments (96.9%) (Cost/Amortized Cost $ 79,200,865)		79,682,169
Other Assets Less Liabilities (3.1%)		2,590,351

Net Assets (100%)		$82,272,520

*	Non-income producing.

†	Securities (totaling $79,473 or 0.10% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $14,412,472 or 17.52% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/ENTERPRISE HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,870,414
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	13,565,583

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,656,369
Aggregate gross unrealized depreciation	(3,211,119)

Net unrealized appreciation	$445,250

Federal income tax cost of investments	$79,236,919

The Portfolio has a net capital loss carryforward of $25,536,259 of which $2,154,141 expires in the year 2007, $4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, and $2,157,878 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.7%)
Coca-Cola Amatil Ltd. (ADR)	67,181	$890,148

Denmark (1.9%)
Danske Bank A/S (ADR)	33,500	974,850

France (10.7%)
BNP Paribas S.A. (ADR)	33,056	1,173,911
L’Oreal S.A. (ADR)	107,329	1,722,695
Sanofi-Aventis (ADR)	30,276	1,281,886
Total S.A. (ADR)	11,487	1,346,621

		5,525,113

Germany (5.5%)
E.On AG (ADR)	43,602	1,253,558
SAP AG (ADR)	14,462	579,637
Siemens AG (ADR)	12,752	1,008,173

		2,841,368

Hong Kong (4.3%)
Johnson Electric Holdings Ltd. (ADR)	96,162	870,266
Sun Hung Kai Properties Ltd. (ADR)	147,007	1,333,545

		2,203,811

Ireland (5.3%)
Allied Irish Banks plc (ADR)	25,119	1,047,713
CRH plc	64,936	1,706,448

		2,754,161

Italy (4.9%)
ENI S.p.A. (ADR)	10,777	1,402,734
Luxottica Group S.p.A. (ADR)	23,539	480,196
SanPaolo IMI S.p.A. (ADR)	20,342	636,908

		2,519,838

Japan (20.7%)
Aiful Corp. (ADR)	17,500	526,423
Asahi Glass Co., Ltd. (ADR)	7,800	824,047
Dai Nippon Printing Co., Ltd. (ADR)	26,000	850,299
Eisai Co., Ltd. (ADR)	25,033	851,122
Fuji Photo Film Co., Ltd. (ADR)	14,500	530,410
Hitachi, Ltd. (ADR)	14,500	900,885
Komatsu Ltd. (ADR)	29,103	877,225
Mitsubishi Tokyo Financial Group, Inc. (ADR)	83,076	718,607
Nidec Corp. (ADR)	17,000	530,400
Seven-Eleven Japan Co., Ltd. (ADR)	34,000	998,131
Sony Corp. (ADR)	32,459	1,299,009
Sumitomo Mitsui Financial Group, Inc. (ADR)	190,000	1,289,644
Toto Ltd. (ADR)	5,700	490,277

		10,686,479

Netherlands (4.2%)
ING Groep N.V. (ADR)	72,574	2,193,912

Norway (1.0%)
Yara International ASA (ADR)*	32,691	498,306

Singapore (2.0%)
Singapore Telecommunications Ltd. (ADR)	66,000	1,032,438

Spain (2.4%)
Telefonica S.A. (ADR)	24,056	1,250,190

Switzerland (8.5%)
Credit Suisse Group (ADR)*	30,681	$1,313,147
Nestle S.A. (ADR) (Registered)	24,383	1,666,578
Roche Holding AG (ADR)	25,903	1,389,696

		4,369,421

Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	194,877	1,652,557

United Kingdom (19.2%)
Barclays plc (ADR)	13,932	577,342
BG Group plc (ADR)	28,833	1,136,020
BP plc (ADR)	29,057	1,813,157
GlaxoSmithKline plc (ADR)	36,605	1,680,902
Legal & General Group plc (ADR)	86,340	923,829
Reed Elsevier plc (ADR)	29,234	1,216,719
Rio Tinto plc (ADR)	11,374	1,475,777
Smith & Nephew plc (ADR)	23,672	1,113,057

		9,936,803

United States (3.5%)
Carnival Corp.	11,700	606,177
Schlumberger Ltd.	17,700	1,247,496

		1,853,673

Total Common Stocks (99.1%) (Cost $45,449,001)		51,183,068

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.5%)
JPMorgan Chase Nassau
2.24%, 4/1/05 (Amortized Cost $ 272,626)	$272,626	272,626

Total Investments (99.6%) (Cost/Amortized Cost $ 45,721,627)		51,455,694
Other Assets Less Liabilities (0.4%)		203,684

Net Assets (100.0%)		$51,659,378

Market Sector Diversification

As a Percentage of Total Equity Investments

Consumer Discretionary	11.0%
Consumer Staples	8.4
Energy	13.6
Financials	24.8
Health Care	12.3
Industrials	6.9
Information Technology	8.9
Materials	7.2
Telecommunications Services	4.5
Utilities	2.4

100.0%

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/ENTERPRISE INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,449,037
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	6,345,128

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,591,019
Aggregate gross unrealized depreciation	(878,593)

Net unrealized appreciation	$5,712,426

Federal income tax cost of investments	$45,743,268

For the three months ended March 31, 2005, the Portfolio incurred approximately $2,335 as brokerage commissions with State Street Bank & Trust Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $24,013,639 of which $2,930 expires in the year 2008, $10,087,774 expires in the year 2009, $7,668,810 expires in the year 2010, and $6,254,125 expires in 2011.

Included in the capital loss carryforward above are $346,787 of losses acquired from Enterprise Accumulation Trust Worldwide Growth Portfolio and Enterprise Accumulation Trust Emerging Countries Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforward may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Hotels, Restaurants & Leisure (0.6%)
CBRL Group, Inc.	48,100	$1,986,530
Harrah’s Entertainment, Inc.	23,200	1,498,256

		3,484,786

Household Durables (0.9%)
D.R. Horton, Inc.	96,833	2,831,406
Garmin Ltd.	16,800	778,176
Yankee Candle Co., Inc.*	62,600	1,984,420

		5,594,002

Media (3.6%)
Cablevision Systems New York Group, Class A*	36,200	1,015,410
Citadel Broadcasting Corp.*	149,200	2,048,516
Comcast Corp., Special Class A*	82,600	2,758,840
Lamar Advertising Co., Class A*	65,000	2,618,850
Time Warner, Inc.*	564,300	9,903,465
Viacom, Inc., Class B	99,800	3,476,034

		21,821,115

Multiline Retail (0.3%)
Dollar Tree Stores, Inc.*	55,800	1,603,134

Specialty Retail (3.8%)
Chico’s FAS, Inc.*	46,400	1,311,264
Christopher & Banks Corp.	26,700	469,920
Gap, Inc.	71,300	1,557,192
Lowe’s Cos., Inc.	95,000	5,423,550
Michaels Stores, Inc.	139,900	5,078,370
O’Reilly Automotive, Inc.*	38,300	1,896,999
Pacific Sunwear of California, Inc.*	101,350	2,835,773
PETCO Animal Supplies, Inc.*	61,000	2,245,410
Staples, Inc.	60,100	1,888,943

		22,707,421

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.*	45,200	2,405,996
Liz Claiborne, Inc.	33,700	1,352,381

		3,758,377

Total Consumer Discretionary		58,968,835

Consumer Staples (4.7%)
Beverages (0.9%)
PepsiCo, Inc.	105,000	5,568,150

Food & Staples Retailing (0.8%)
Rite Aid Corp.*	357,500	1,415,700
Safeway, Inc.*	102,600	1,901,178
Wal-Mart Stores, Inc.	33,900	1,698,729

		5,015,607

Food Products (0.8%)
General Mills, Inc.	48,000	2,359,200
Kellogg Co.	50,600	2,189,462

		4,548,662

Household Products (0.8%)
Procter & Gamble Co.	95,500	5,061,500

Personal Products (0.4%)
Gillette Co.	50,000	2,524,000

Tobacco (1.0%)
Altria Group, Inc.	86,600	5,662,774

Total Consumer Staples		28,380,693

Energy (6.7%)
Energy Equipment & Services (1.7%)
ENSCO International, Inc.	35,300	1,329,398
GlobalSantaFe Corp.	116,700	4,322,568
Schlumberger Ltd.	68,600	$4,834,928

		10,486,894

Oil & Gas (5.0%)
Chesapeake Energy Corp.	161,700	3,547,698
ConocoPhillips	67,200	7,246,848
Exxon Mobil Corp.	155,400	9,261,840
Noble Energy, Inc.	71,500	4,863,430
Petro-Canada	41,800	2,418,548
XTO Energy, Inc.	71,999	2,364,447

		29,702,811

Total Energy		40,189,705

Financials (10.9%)
Capital Markets (2.8%)
E*Trade Financial Corp.*	239,300	2,871,600
Federated Investors, Inc., Class B	35,400	1,002,174
Franklin Resources, Inc.	37,900	2,601,835
Merrill Lynch & Co., Inc.	112,600	6,373,160
Northern Trust Corp.	67,700	2,940,888
State Street Corp.	27,900	1,219,788

		17,009,445

Commercial Banks (2.1%)
Bank of America Corp.	227,400	10,028,340
Zions Bancorp.	37,200	2,567,544

		12,595,884

Consumer Finance (0.3%)
American Express Co.	31,700	1,628,429

Diversified Financial Services (1.9%)
Citigroup, Inc.	215,000	9,662,100
Principal Financial Group	47,600	1,832,124

		11,494,224

Insurance (1.9%)
Ambac Financial Group, Inc.	18,000	1,345,500
American International Group, Inc.	54,600	3,025,386
Gallagher (Arthur J.) & Co.	83,900	2,416,320
St. Paul Travelers Cos., Inc.	118,340	4,346,629

		11,133,835

Mutual Funds (0.7%)
MidCap SPDR Trust Series 1	36,000	4,332,960

Thrifts & Mortgage Finance (1.2%)
Freddie Mac	26,800	1,693,760
Golden West Financial Corp.	50,600	3,061,300
Sovereign Bancorp, Inc.	105,600	2,340,096

		7,095,156

Total Financials		65,289,933

Health Care (10.1%)
Biotechnology (0.5%)
Genzyme Corp.*	54,800	3,136,752

Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	86,300	2,932,474
Cooper Cos., Inc.	20,300	1,479,870
Diagnostic Products Corp.	41,500	2,004,450
Edwards Lifesciences Corp.*	29,900	1,292,278
Fisher Scientific International, Inc.*	45,900	2,612,628
Medtronic, Inc.	114,700	5,843,965
Waters Corp.*	22,848	817,730

		16,983,395

Health Care Providers & Services (2.3%)
Coventry Health Care, Inc.*	42,400	2,889,136
Dendrite International, Inc.*	52,200	732,888
HCA, Inc.	72,300	3,873,111
Health Net, Inc.*	136,100	4,451,831

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Triad Hospitals, Inc.*	37,300	$1,868,730

		13,815,696

Pharmaceuticals (4.5%)
Abbott Laboratories	138,200	6,442,884
Biovail Corp.*	117,100	1,765,868
Eli Lilly & Co.	67,300	3,506,330
Pfizer, Inc.	170,100	4,468,527
Schering-Plough Corp.	300,700	5,457,705
Wyeth	117,300	4,947,714

		26,589,028

Total Health Care		60,524,871

Industrials (9.1%)
Aerospace & Defense (2.9%)
Engineered Support Systems	25,100	1,343,352
European Aeronautic Defence & Space Co.	99,350	2,977,512
General Dynamics Corp.	25,000	2,676,250
Precision Castparts Corp.	42,400	3,265,224
Rockwell Collins, Inc.	43,000	2,046,370
United Technologies Corp.	51,400	5,225,324

		17,534,032

Commercial Services & Supplies (0.9%)
Career Education Corp.*	50,500	1,730,130
ITT Educational Services, Inc.*	37,700	1,828,450
Waste Connections, Inc.*	61,100	2,123,225

		5,681,805

Industrial Conglomerates (2.6%)
General Electric Co.	258,100	9,307,086
Tyco International Ltd.	183,500	6,202,300

		15,509,386

Machinery (1.7%)
Caterpillar, Inc.	22,900	2,093,976
Ingersoll-Rand Co., Class A	65,900	5,248,935
Oshkosh Truck Corp.	20,800	1,705,392
Parker-Hannifin Corp.	21,200	1,291,504

		10,339,807

Road & Rail (0.7%)
CSX Corp.	58,200	2,424,030
Yellow Roadway Corp.*	27,600	1,615,704

		4,039,734

Trading Companies & Distributors (0.3%)
Fastenal Co.	31,500	1,742,265

Total Industrials		54,847,029

Information Technology (10.6%)
Communications Equipment (1.3%)
Cisco Systems, Inc	222,800	3,985,892
Motorola, Inc.	79,600	1,191,612
Polycom, Inc.*	149,800	2,539,110

		7,716,614

Computers & Peripherals (1.1%)
Dell, Inc.*	131,100	5,036,862
SanDisk Corp.*	51,600	1,434,480

		6,471,342

Electronic Equipment & Instruments (1.0%)
Benchmark Electronics, Inc.	48,700	1,550,121
CDW Corp.	31,500	1,785,420
Symbol Technologies, Inc.	121,400	1,759,086
Tektronix, Inc.	43,900	1,076,867

		6,171,494

Internet Software & Services (0.7%)
Ask Jeeves, Inc.*	27,400	769,392
Yahoo!, Inc.*	98,800	3,349,320

		4,118,712

IT Services (1.5%)
Affiliated Computer Services, Inc., Class A*	6,400	$340,736
DST Systems, Inc.*	20,800	960,544
First Data Corp.	108,600	4,269,066
Fiserv, Inc.*	76,700	3,052,660
Perot Systems Corp., Class A*	18,100	243,264

		8,866,270

Semiconductors & Semiconductor Equipment (2.3%)
Cabot Microelectronics Corp.*	25,300	793,914
Intel Corp.	145,800	3,386,934
International Rectifier Corp.*	25,000	1,137,500
Lam Research Corp.	51,200	1,477,632
Maxim Integrated Products, Inc.	35,200	1,438,624
Texas Instruments, Inc.	141,900	3,617,031
Varian Semiconductor Equipment Associates, Inc.*	60,400	2,295,804

		14,147,439

Software (2.7%)
Computer Associates International, Inc.	81,600	2,211,360
Electronic Arts, Inc.*	58,200	3,013,596
Microsoft Corp.	449,800	10,871,666

		16,096,622

Total Information Technology		63,588,493

Materials (3.2%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	100,800	6,379,632
DuPont (E.I.) de Nemours & Co.	118,600	6,077,064

		12,456,696

Containers & Packaging (0.1%)
Pactiv Corp.*	25,400	593,090

Metals & Mining (1.0%)
Alcoa, Inc.	137,400	4,175,586
Freeport-McMoRan Copper & Gold, Inc., Class B	48,500	1,921,085

		6,096,671

Total Materials		19,146,457

Telecommunication Services (0.8%)
Wireless Telecommunication Services (0.8%)
Nextel Communications, Inc., Class A*	165,200	4,694,984

Total Telecommunication Services		4,694,984

Utilities (0.4%)
Electric Utilities (0.4%)
PG&E Corp.	68,000	2,318,800

Total Utilities		2,318,800

Total Common Stocks (66.3%) (Cost $368,169,716)		397,949,800

	Principal Amount
LONG TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.3%)
Asset Backed Securities (0.7%)
Capital Auto Receivables Asset Trust, Series 02-1 A4	$524,163	524,679
4.160%, 7/16/07
Capital One Auto Finance Trust, Series 02-B A4A	1,500,000	1,492,729
3.320%, 4/15/09

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Discover Card Master Trust I, Series 05-1 A 2.490%, 9/16/10 (l)	$580,000	$580,000
Nissan Auto Receivables Owner Trust, Series 02-B A4 4.600%, 9/17/07	772,567	775,888
Onyx Acceptance Auto Trust, Series 01-D A4 4.320%, 10/15/08	553,553	554,168

		3,927,464

Non-Agency CMO(1.6%)
Asset Securitization Corp., Series 97-D4 A1D
7.490%, 4/14/29	792,537	835,732
Bear Stearns Commercial Mortgage Securities, Series 01-TOP2 A2
6.480%, 2/15/35	650,000	704,045
Chase Commercial Mortgage Securities Corp., Series 98-2 A2
6.390%, 11/18/30	820,000	866,607
Greenwich Capital Commercial Funding Corp., Series 03-C2 A4
4.915%, 1/5/36	800,000	794,060
Series 04-GC1A7
5.317%, 6/10/36 (l)	900,000	915,641
LB-UBS Commercial Mortgage Trust, Series 01-C7 A5
6.133%, 12/15/30	500,000	534,621
Series 02-C1 A4
6.462%, 3/15/31	1,020,000	1,114,514
Morgan Stanley Capital I, Series 98-WF1 A2
6.550%, 3/15/30	954,191	1,000,079
Morgan Stanley Dean Witter Capital I, Series 01-TOP1 A4
6.660%, 2/15/33	425,000	460,904
Series 01-TOP3 A4
6.390%, 7/15/33	845,000	913,372
Series 02-HQ A3
6.510%, 4/15/34	245,000	266,362
Series 02-TOP7 A2
5.980%, 1/15/39	1,150,000	1,220,859
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30	150,000	158,892

		9,785,688

Total Asset-Backed and Mortgage-Backed Securities		13,713,152

Consumer Discretionary (0.9%)
Automobiles (0.2%)
DaimlerChrysler NA Holdings Corp.
7.200%, 9/1/09	475,000	511,365
Ford Motor Credit Co.
7.250%, 10/25/11	590,000	582,228

		1,093,593

Hotels, Restaurants & Leisure (0.0%)
Yum! Brands, Inc.
7.650%, 5/15/08	210,000	228,404

Household Durables (0.1%)
Centex Corp.
5.800%, 9/15/09	350,000	360,182
Pulte Homes, Inc.
6.250%, 2/15/13	$425,000	$438,189

		798,371

Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp.
7.000%, 1/15/13	400,000	423,628

Media (0.4%)
COX Communications, Inc.
7.125%, 10/1/12	320,000	348,990
Grupo Televisa S.A.
8.500%, 3/11/32	120,000	136,800
News America Holdings, Inc.
7.750%, 1/20/24	450,000	522,878
TCI Communications, Inc.
8.750%, 8/1/15	300,000	375,168
7.125%, 2/15/28	250,000	284,037
Time Warner, Inc.
7.700%, 5/1/32	525,000	623,276

		2,291,149

Specialty Retail (0.1%)
Lowe’s Cos., Inc.
6.500%, 3/15/29	250,000	280,219
Staples, Inc.
7.375%, 10/1/12	340,000	387,291

		667,510

Total Consumer Discretionary		5,502,655

Consumer Staples (0.5%)
Beverages (0.1%)
Cia Brasileira de Bebidas
8.750%, 9/15/13	200,000	229,000
PepsiAmericas, Inc.
6.500%, 2/1/06	425,000	433,609

		662,609

Food & Staples Retailing (0.1%)
Wal-Mart Stores, Inc.
8.000%, 9/15/06	275,000	290,014

Food Products (0.2%)
Archer-Daniels-Midland Co.
8.875%, 4/15/11	200,000	241,135
ConAgra Foods, Inc.
7.875%, 9/15/10	575,000	657,269
General Mills, Inc.
6.000%, 2/15/12	200,000	212,672
Kraft Foods, Inc.
4.625%, 11/1/06	220,000	221,441
Unilever Capital Corp.
5.900%, 11/15/32	130,000	136,078

		1,468,595

Tobacco (0.1%)
Altria Group, Inc.
7.000%, 11/4/13	270,000	289,719
7.750%, 1/15/27	150,000	171,205

		460,924

Total Consumer Staples		2,882,142

Energy (0.8%)
Energy Equipment & Services (0.1%)
Halliburton Co.
5.500%, 10/15/10	75,000	77,163
Transocean, Inc.
6.625%, 4/15/11	190,000	207,487

		284,650

Oil & Gas (0.7%)
Burlington Resources Finance Co.
7.400%, 12/1/31	125,000	152,153

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Canadian Natural Resources Ltd.
6.450%, 6/30/33	$125,000	$133,555
ChevronTexaco Capital Co.
3.500%, 9/17/07	450,000	442,930
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	400,000	433,957
Kinder Morgan, Inc.
6.500%, 9/1/12	275,000	295,296
Motiva Enterprises LLC
5.200%, 9/15/12 §	700,000	708,933
Murphy Oil Corp.
6.375%, 5/1/12	350,000	380,211
Northern Border Partners LP
8.875%, 6/15/10	220,000	257,295
Pemex Project Funding Master Trust
9.125%, 10/13/10	550,000	635,250
9.500%, 9/15/27 §	275,000	336,875
Valero Energy Corp.
7.500%, 4/15/32	400,000	482,211

		4,258,666

Total Energy		4,543,316

Financials (2.7%)
Capital Markets (0.3%)
Goldman Sachs Group, Inc.
6.875%, 1/15/11	575,000	627,179
Merrill Lynch & Co., Inc.
6.000%, 2/17/09	700,000	732,213
Morgan Stanley
6.750%, 4/15/11	800,000	871,937

		2,231,329

Commercial Banks (0.4%)
Bank of America Corp.
10.200%, 7/15/15	250,000	341,609
Bayerische Landesbank NY
4.915%, 1/25/34	200,000	208,090
First Massachusetts Bank NA
7.625%, 6/15/11	300,000	341,583
First Union National Bank
7.875%, 2/15/10	95,000	107,830
6.180%, 2/15/36	400,000	440,407
Mizuho Financial Group Cayman Ltd.
5.790%, 4/15/14 §	200,000	202,660
National Australia Bank Ltd.
8.600%, 5/19/10	175,000	204,307
Royal Bank of Scotland Group plc
6.375%, 2/1/11	200,000	216,388
UFJ Bank Ltd./NY
7.400%, 6/15/11	150,000	166,712

		2,229,586

Consumer Finance (0.3%)
General Motors Acceptance Corp.
6.875%, 8/28/12	1,075,000	957,818
HSBC Finance Corp.
6.375%, 10/15/11	750,000	810,225

		1,768,043

Diversified Financial Services (0.5%)
Canadian Oil Sands Ltd.
7.900%, 9/1/21 §	300,000	367,309
Citigroup, Inc.
5.000%, 9/15/14	708,000	695,098
General Electric Capital Corp.
6.125%, 2/22/11	1,100,000	1,175,089
John Hancock Global Funding II
7.900%, 7/2/10 §	350,000	399,646
UFJ Finance Aruba AEC
6.750%, 7/15/13	$200,000	$215,322

		2,852,464

Insurance (1.0%)
Ace Capital Trust II
9.700%, 4/1/30	575,000	785,862
Allstate Financial Global Funding
6.500%, 6/14/11 §	275,000	298,555
American General Corp.
7.500%, 8/11/10	900,000	1,005,253
AmerUs Group Co.
6.950%, 6/15/05	350,000	351,883
Berkley (WR) Corp.
5.875%, 2/15/13	195,000	197,966
Dai-Ichi Mutual Life Insurance Co.
5.730%, 3/17/14 §	300,000	301,741
Fidelity National Financial, Inc.
7.300%, 8/15/11	225,000	241,564
Hartford Financial Services Group, Inc.
7.900%, 6/15/10	200,000	224,628
Liberty Mutual Insurance
7.697%, 10/15/97 §	385,000	410,386
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	250,000	227,765
Mercury General Corp.
7.250%, 8/15/11	425,000	464,669
Prudential Insurance Co. of America
6.375%, 7/23/06 §	300,000	309,784
7.650%, 7/1/07 §	200,000	213,646
RenaissanceReinsurance Holdings Ltd.
5.875%, 2/15/13	460,000	472,447
Safeco Corp.
4.875%, 2/1/10	175,000	175,332
XL Capital (Europe) plc
6.500%, 1/15/12	350,000	374,782

		6,056,263

Real Estate (0.2%)
AMB Property LP
7.500%, 6/30/18	350,000	396,241
Duke Realty Corp. (REIT)
5.250%, 1/15/10	300,000	303,346
Healthcare Realty Trust, Inc. (REIT)
8.125%, 5/1/11	175,000	200,560
Liberty Property LP
8.500%, 8/1/10	220,000	253,821

		1,153,968

Total Financials		16,291,653

Government Securities (15.2%)
Foreign Governments (0.1%)
Republic of South Africa
6.500%, 6/2/14	110,000	115,500
Republic of Trinidad & Tobago
9.750%, 7/1/20 (n)	250,000	337,500

		453,000

U.S. Government Agencies (9.8%)
Federal Home Loan Bank
5.750%, 5/15/12	205,000	219,039
Federal Home Loan Mortgage Corp.
7.000%, 7/15/05	1,560,000	1,577,399
5.500%, 9/15/11	2,000,000	2,092,542
6.500%, 6/1/16	29,740	31,116
6.500%, 7/1/16	1,200,748	1,256,293

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 8/1/16	$50,991	$53,350
6.500%, 9/1/16	228,826	239,411
6.500%, 11/1/16	128,555	134,502
6.500%, 1/1/17	957,402	1,001,690
5.500%, 2/1/19	1,101,177	1,125,056
5.500%, 3/1/19	1,083,237	1,106,727
5.500%, 5/1/19	275,026	280,847
5.500%, 6/1/19	967,141	987,612
5.500%, 7/1/19	2,019,413	2,062,157
7.000%, 5/1/29	39,596	41,679
6.000%, 7/1/34	1,262,049	1,292,088
Federal Home Loan Mortgage Corp. TBA
6.500%, 4/15/20 TBA	20,000	20,912
Federal National Mortgage Association
7.000%, 2/1/07	9,848	10,361
6.790%, 11/1/07	1,315,421	1,369,421
6.525%, 6/1/09	641,878	680,856
7.000%, 7/1/09	5,943	6,253
6.625%, 9/15/09	900,000	977,790
7.270%, 2/1/10	382,519	418,883
7.125%, 6/15/10	1,500,000	1,675,575
6.970%, 10/1/10	1,152,228	1,260,124
6.300%, 3/1/11	647,821	691,768
6.030%, 5/1/11	1,342,463	1,434,571
6.009%, 11/1/11	1,017,821	1,081,746
6.115%, 2/1/12	1,161,134	1,238,596
5.898%, 4/1/12	1,002,413	1,057,249
7.000%, 11/1/12	6,672	7,020
7.000%, 12/1/12	177,793	187,057
4.544%, 6/1/13	683,071	670,223
7.000%, 3/1/15	149,990	157,805
7.000%, 5/1/15	22,582	23,759
7.000%, 6/1/15	130,636	137,442
7.000%, 11/1/15	1,122	1,181
6.000%, 3/1/17	634,747	656,046
7.000%, 4/1/17	188,243	198,051
6.000%, 9/1/17	161,085	166,490
5.000%, 5/1/18	831,849	831,946
5.000%, 6/1/18	116,558	116,572
5.000%, 9/1/18	23,894	23,897
5.000%, 10/1/18	777,228	777,319
5.000%, 12/1/18	672,426	672,505
5.000%, 1/1/19	1,938,063	1,938,290
5.000%, 2/1/19	2,107,162	2,107,409
5.000%, 3/1/19	1,441,315	1,441,484
5.000%, 4/1/19	1,930,860	1,931,086
5.000%, 5/1/19	3,058,384	3,058,742
5.000%, 6/1/19	394,659	394,705
6.000%, 12/1/22	394,888	406,483
6.000%, 1/1/23	650,631	669,735
6.000%, 2/1/23	406,020	417,942
5.000%, 10/1/33	298,273	291,804
5.000%, 11/1/33	1,005,505	983,698
5.000%, 3/1/34	2,365,261	2,319,139
5.000%, 10/1/34	1,925,633	1,883,870
Government National Mortgage Association
6.500%, 4/15/28	621,150	648,996
6.500%, 5/15/28	252,677	264,004
6.500%, 8/15/28	124,675	130,263
7.000%, 8/15/28	3,214	3,397
7.000%, 9/15/28	774,348	818,556
6.500%, 10/15/28	293,708	306,874
6.500%, 11/15/28	425,004	444,056
7.000%, 11/15/28	830,183	877,579
6.000%, 12/15/28	1,722,938	1,771,099
6.500%, 12/15/28	$64,857	$67,764
7.000%, 12/15/28	515,225	544,640
7.000%, 3/15/29	27,861	29,452
7.000%, 6/15/29	25,160	26,596
7.000%, 8/15/29	9,849	10,411
7.000%, 1/15/31	133,394	141,010
7.000%, 4/15/31	34,242	36,197
7.000%, 6/15/31	28,985	30,640
7.000%, 8/15/31	364,143	384,932
7.000%, 9/15/31	11,920	12,600
6.500%, 10/15/31	39,780	41,563
6.000%, 1/15/32	621,166	638,529
7.000%, 8/15/32	175,759	185,793
7.000%, 9/15/32	25,846	27,322
6.000%, 10/15/32	981,899	1,009,346
6.500%, 11/15/32	205,000	214,190
5.000%, 7/15/33	1,969,123	1,944,403
6.500%, 10/15/34	393,332	410,968

		58,918,493

U.S. Treasuries (5.3%)
U.S. Treasury Bonds
7.500%, 11/15/16	2,200,000	2,758,250
8.875%, 8/15/17	1,000,000	1,390,352
9.125%, 5/15/18	500,000	714,356
8.875%, 2/15/19	250,000	353,828
8.750%, 8/15/20	675,000	962,508
7.875%, 2/15/21	2,500,000	3,338,478
8.125%, 5/15/21	3,500,000	4,781,192
6.250%, 8/15/23	2,200,000	2,561,539
U.S. Treasury Notes Inflation Indexed
1.875%, 7/15/13	4,805,060	4,888,836
U.S. Treasury Notes
7.000%, 7/15/06	10,000,000	10,422,660

		32,171,999

Total Government Securities		91,543,492

Health Care (0.1%)
Health Care Providers & Services (0.0%)
Cardinal Health, Inc.
7.000%, 10/15/26	150,000	163,586

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
4.750%, 10/1/06	200,000	202,606
Schering-Plough Corp.
5.550%, 12/1/13	145,000	148,125
Wyeth
6.950%, 3/15/11	200,000	219,331

		570,062

Total Health Care		733,648

Industrials (0.5%)
Aerospace & Defense (0.1%)
McDonnell Douglas Corp.
6.875%, 11/1/06	425,000	441,525

Airlines (0.2%)
American Airlines, Inc., Series 03-1
3.857%, 7/9/10	71,533	69,365
American Airlines, Inc., Series 99-1
7.024%, 10/15/09	450,000	456,441
Continental Airlines, Inc., Series 01-1
6.703%, 6/15/21	544,438	520,744

		1,046,550

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Building Products (0.0%)
Masco Corp.
5.875%, 7/15/12	$225,000	$234,115

Machinery (0.1%)
Caterpillar, Inc.
6.550%, 5/1/11	350,000	381,212

Road & Rail (0.1%)
Erac USA Finance Co.
8.000%, 1/15/11 §	550,000	633,483

Total Industrials		2,736,885

Materials (0.4%)
Chemicals (0.1%)
Dow Chemical Co.
6.000%, 10/1/12	200,000	213,190
Monsanto Co.
7.375%, 8/15/12	300,000	345,520
Potash Corp. of Saskatchewan, Inc.
7.750%, 5/31/11	175,000	200,741

		759,451

Containers & Packaging (0.0%)
Temple-Inland, Inc.
7.875%, 5/1/12	270,000	304,783

Metals & Mining (0.1%)
Alcoa, Inc.
6.500%, 6/1/11	450,000	490,982

Paper & Forest Products (0.2%)
International Paper Co.
6.750%, 9/1/11	375,000	411,137
Westvaco Corp.
7.950%, 2/15/31	210,000	262,454
Weyerhaeuser Co.
6.750%, 3/15/12	75,000	82,375
7.950%, 3/15/25	75,000	91,874
Willamette Industries, Inc.
7.000%, 2/1/18	175,000	195,532

		1,043,372

Total Materials		2,598,588

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
BellSouth Corp.
4.750%, 11/15/12	215,000	209,947
British Telecommunications plc
8.875%, 12/15/30	250,000	333,122
CenturyTel, Inc.
7.875%, 8/15/12	125,000	141,018
Deutsche Telekom International Finance BV
8.500%, 6/15/10	250,000	287,520
France Telecom S.A.
8.000%, 3/1/11	550,000	629,330
SBC Communications, Inc.
5.875%, 8/15/12	300,000	312,679
Singapore Telecommunications Ltd.
7.375%, 12/1/31 §	270,000	333,042
Telecom Italia Capital S.A.
6.000%, 9/30/34 §	300,000	290,500
Verizon Global Funding Corp.
7.375%, 9/1/12	660,000	748,731

		3,285,889

Wireless Telecommunication Services (0.1%)
AT&T Wireless Services, Inc.
8.750%, 3/1/31	$275,000	$362,810
Vodafone Group plc
7.750%, 2/15/10	275,000	310,591

		673,401

Total Telecommunication Services		3,959,290

Utilities (0.9%)
Electric Utilities (0.6%)
Alabama Power Co.
5.875%, 12/1/22	250,000	261,466
Alliant Energy Resources, Inc.
9.750%, 1/15/13	100,000	127,938
American Electric Power Co., Inc.
6.125%, 5/15/06	155,000	158,447
CenterPoint Energy Resources Corp.
6.500%, 2/1/08	425,000	445,754
Florida Power Corp.
5.900%, 3/1/33	300,000	305,526
Midamerican Energy Holdings Co.
7.520%, 9/15/08	185,000	201,093
NSTAR
8.000%, 2/15/10	425,000	483,266
Old Dominion Electric Cooperative
6.250%, 6/1/11	650,000	703,138
Oncor Electric Delivery Co.
6.375%, 5/1/12	200,000	214,408
Peco Energy Co.
4.750%, 10/1/12	165,000	164,014
Pennsylvania Electric Co.
6.625%, 4/1/19	175,000	185,323
Southern California Edison Co.
5.000%, 1/15/14	170,000	168,488
Wisconsin Energy Corp.
6.500%, 4/1/11	255,000	274,912

		3,693,773

Gas Utilities (0.1%)
Duke Energy Field Services LLC
5.750%, 11/15/06	215,000	219,647

Multi-Utilities & Unregulated Power (0.2%)
Consolidated Natural Gas Co.
5.375%, 11/1/06	350,000	356,380
Energen Corp.
7.625%, 12/15/10	200,000	225,177
PSEG Power LLC
7.750%, 4/15/11	450,000	512,557
SCANA Corp.
6.250%, 2/1/12	200,000	215,529

		1,309,643

Total Utilities		5,223,063

Total Long Term Debt Securities (25.0%) (Cost $148,472,225)		149,727,884

SHORT-TERM DEBT SECURITIES:
Government Securities (2.0%)
U.S. Treasury Bills
2.36%, 4/14/05 (o)	3,100,000	3,097,149
2.43%, 5/5/05 #(o)	800,000	798,060
2.76%, 6/16/05 #(o)	400,000	397,722
2.78%, 6/23/05 (o)	8,000,000	7,950,336

Total Government Securities		12,243,267

EQ ADVISORS TRUST

EQ/ENTERPRISE MANAGED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (6.2%)
JPMorgan Chase Nassau
2.24%, 4/1/05	$37,247,317	$37,247,317

Total Short-Term Debt Securities (8.2%) (Amortized Cost $49,490,584)		49,490,584

Total Investments (99.5%) (Cost/Amortized Cost $566,132,525)		597,168,268
Other Assets Less Liabilities (0.5%)		2,893,484

Net Assets (100%)		$600,061,752

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $4,806,560 or 0.80% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(n)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for the purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

CMO — Collaterized Mortgage Obligation

REIT — Real Estate Investment Trust

SPDR — S&P Depository Receipt

TBA — Security is subject to delayed delivery.

At March 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/05	Unrealized Appreciation
Purchase
U.S. 5 Year Treasury Notes	52	June-05	$5,564,208	$5,568,875	$4,667

Sales
S&P 500 EMINI	(17)	June-05	$(1,031,741)	$(1,006,315)	$25,426
S&P 500 Index	(28)	June-05	(8,371,959)	(8,287,300)	84,659
U.S. 5 Year Treasury Notes	(68)	June-05	(7,314,428)	(7,282,375)	32,053
U.S. 10 Year Treasury Notes	(30)	June-05	(3,293,634)	(3,277,969)	15,665

					157,803

					$162,470

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$92,813,025
U.S. Government securities	14,029,101
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	168,185,207

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,905,382
Aggregate gross unrealized depreciation	(14,833,698)

Net unrealized appreciation	$21,071,684

Federal income tax cost of investments	$576,096,584

For the three months ended March 31, 2005, the Portfolio incurred approximately $168 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $115,387,469 of which $776,440 expires in the year 2009, $113,401,205 expires in the year 2010, and $1,209,824 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.0%)
Auto Components (0.7%)
Midas, Inc.*	1,700	$38,811
Modine Manufacturing Co.	500	14,665
Raytech Corp.*	5,000	7,150

		60,626

Hotels, Restaurants & Leisure (7.0%)
Argosy Gaming Co.*	4,000	183,680
Aztar Corp.*	4,000	114,240
Churchill Downs, Inc.	300	11,877
John Q. Hammons Hotels, Inc.*	1,000	21,590
Mandalay Resort Group	3,700	260,813

		592,200

Household Durables (0.1%)
Fedders Corp.	4,000	11,120

Media (14.1%)
Acme Communications, Inc.*	3,500	18,445
Cablevision Systems New York Group, Class A*	4,000	112,200
Fisher Communications, Inc.*	839	43,385
Insight Communications Co., Inc.*	2,000	23,700
Interep National Radio Sales, Inc., Class A*	2,000	1,040
Liberty Corp.	500	20,275
Liberty Media Corp., Class A*	7,000	72,590
Lin TV Corp., Class A*	3,500	59,255
McClatchy Co., Class A	300	22,248
Media General, Inc., Class A	700	43,295
Metro-Goldwyn-Mayer, Inc.*	6,000	71,700
Paxson Communications Corp.*	8,000	5,520
Primedia, Inc.*	5,000	21,750
Pulitzer, Inc.	3,500	223,055
Reader’s Digest Association, Inc. (Non-Voting)	500	8,655
Recoletos Grupo de Comunicacion S.A.	2,451	22,903
Rogers Communications, Inc., Class B	1,750	47,670
Sinclair Broadcast Group, Inc., Class A	1,500	12,045
Tribune Co.	1,000	39,870
UnitedGlobalCom, Inc., Class A*	10,000	94,600
Vivendi Universal S.A. (ADR)*	2,000	61,200
Walt Disney Co.	4,000	114,920
Young Broadcasting, Inc., Class A*	5,000	43,200

		1,183,521

Multiline Retail (2.4%)
May Department Stores Co.	3,000	111,060
Neiman-Marcus Group, Inc., Class A	500	45,755
Saks, Inc.*	200	3,610
Sears Holdings Corp.*	315	41,915

		202,340

Specialty Retail (0.7%)
Circuit City Stores, Inc.	300	4,815
CSK Auto Corp.*	1,000	17,650
Hollywood Entertainment Corp.*	500	6,585
Toys R US, Inc.*	1,000	$25,760

		54,810

Total Consumer Discretionary		2,104,617

Consumer Staples (7.9%)
Food & Staples Retailing (0.7%)
NeighborCare, Inc.*	1,500	43,875
Pathmark Stores, Inc.*	1,000	6,310
Topps Co., Inc.	1,000	9,210

		59,395

Food Products (5.4%)
Dreyer’s Grand Ice Cream Holdings, Inc.	5,000	403,850
Flowers Foods, Inc.	500	14,105
H.J. Heinz Co.	500	18,420
Tootsie Roll Industries, Inc.	530	15,913

		452,288

Personal Products (1.8%)
Gillette Co.	3,000	151,440

Total Consumer Staples		663,123

Energy (3.2%)
Energy Equipment & Services (0.2%)
RPC, Inc.	750	11,393

Oil & Gas (3.0%)
Kaneb Services LLC	4,500	191,925
Magnum Hunter Resources, Inc.*	2,000	32,220
Unocal Corp.	500	30,845

		254,990

Total Energy		266,383

Financials (9.6%)
Capital Markets (1.6%)
Deutsche Bank AG (Registered)	500	43,100
Mellon Financial Corp.	500	14,270
SWS Group, Inc.	5,000	80,150

		137,520

Commercial Banks (4.9%)
Fifth Third Bancorp	1,500	64,470
First Republic Bank	450	14,567
Gold Banc Corp., Inc.	4,000	56,120
Hibernia Corp., Class A	3,000	96,030
Riggs National Corp.	9,500	181,355

		412,542

Consumer Finance (0.3%)
American Express Co.	500	25,685

Insurance (0.3%)
CNA Surety Corp.*	2,000	27,200

Real Estate (0.7%)
Kramont Realty Trust (REIT)	2,500	58,500

Thrifts & Mortgage Finance (1.8%)
Flushing Financial Corp.	1,000	18,200
Independence Community Bank Corp.	2,000	78,000
New York Community
Bancorp, Inc.	2,000	36,320
NewAlliance Bancshares, Inc.	1,250	17,500
Sovereign Bancorp, Inc.	1	22

		150,042

Total Financials		811,489

Health Care (10.4%)
Health Care Equipment & Supplies (5.1%)
ArthroCare Corp.*	200	5,700

EQ ADVISORS TRUST

EQ/ENTERPRISE MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Bio-Rad Laboratories, Inc., Class A*	200	$9,742
Biosite, Inc.*	500	26,015
BioVeris Corp.*	300	1,584
Cholestech Corp.*	200	2,016
Closure Medical Corp.*	4,000	106,800
CNS, Inc.	500	8,900
Conmed Corp.*	500	15,060
CTI Molecular Imaging, Inc.*	1,000	20,270
DJ Orthopedics, Inc.*	200	5,010
Encore Medical Corp.*	500	2,690
Exactech, Inc.*	500	8,485
ICU Medical, Inc.*	1,000	35,500
Inamed Corp.*	500	34,940
Kensey Nash Corp.*	500	13,540
Lifecore Biomedical, Inc.*	1,000	17,770
Orthofix International N.V.*	600	23,490
Osteotech, Inc.*	200	760
Regeneration Technologies, Inc.*	3,000	30,930
Schick Technologies, Inc.*	1,000	17,250
Thermo Electron Corp.*	500	12,645
Thoratec Corp.*	1,500	18,330
Young Innovations, Inc.	300	10,995

		428,422

Health Care Providers & Services (1.9%)
Accredo Health, Inc.*	2,000	88,820
Beverly Enterprises, Inc.*	3,000	37,140
NWH, Inc.	1,500	22,200
Priority Healthcare Corp., Class B*	500	10,815

		158,975

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	500	12,730
Collagenex Pharmaceuticals, Inc.*	500	2,335
Eon Labs, Inc.*	9,000	272,160

		287,225

Total Health Care		874,622

Industrials (14.2%)
Aerospace & Defense (3.6%)
DRS Technologies, Inc.*	400	17,000
Fairchild Corp., Class A*	2,000	6,200
Herley Industries, Inc.*	3,000	51,330
Honeywell International, Inc.	500	18,605
Kaman Corp., Class A	1,000	12,450
Sequa Corp., Class A*	1,000	51,850
United Defense Industries, Inc.	2,000	146,840

		304,275

Building Products (1.1%)
Griffon Corp.*	1,000	21,410
Masonite International Corp.	1,500	52,200
Water Pik Technologies Inc.*	1,000	19,700

		93,310

Commercial Services & Supplies (2.1%)
GP Strategies Corp.*	500	3,585
H&R Block, Inc.	300	15,174
Insurance Auto Auctions, Inc.*	3,000	83,550
Nashua Corp.*	5,000	43,500
Republic Services, Inc.	1,000	33,480

		179,289

Electrical Equipment (3.8%)
Cooper Industries Ltd., Class A	2,000	143,040
Penn Engineering & Manufacturing Corp.	3,000	$54,150
SL Industries, Inc.*	3,000	41,910
Thomas & Betts Corp.*	2,500	80,750

		319,850

Machinery (3.1%)
Ampco-Pittsburgh Corp.	500	6,765
Baldwin Technology Co.*	5,000	12,000
CIRCOR International, Inc.	1,000	24,650
Flowserve Corp.*	1,000	25,870
ITT Industries, Inc.	1,200	108,288
Thomas Industries, Inc.	2,000	79,280

		256,853

Road & Rail (0.5%)
USF Corp.	800	38,608

Total Industrials		1,192,185

Information Technology (11.8%)
Aerospace & Defense (1.1%)
Titan Corp.*	5,000	90,800

Communications Equipment (1.1%)
Belden CDT, Inc.	3,000	66,630
FalconStor Software, Inc.*	5,000	29,850

		96,480

Computers & Peripherals (0.0%)
StorageNetworks, Inc.*†	1,500	—

Internet Software & Services (1.5%)
Ask Jeeves, Inc.*	500	14,040
DoubleClick, Inc.*	500	3,850
Retek, Inc.*	9,450	106,029

		123,919

IT Services (0.2%)
Sungard Data Systems, Inc.*	500	17,250

Semiconductors & Semiconductor Equipment (1.9%)
DuPont Photomasks, Inc.*	5,000	133,350
Monolithic System Technology, Inc.*	5,000	29,250

		162,600

Software (6.0%)
Amicas, Inc.	1,000	3,680
Ascential Software Corp.*	8,000	148,240
Borland Software Corp.*	5,000	40,600
Creo Products, Inc.*	12,000	192,720
MDSI Mobile Data Solutions*	2,000	11,300
Mobius Management Systems, Inc.*	2,000	13,100
VERITAS Software Corp.*	4,000	92,880

		502,520

Total Information Technology		993,569

Materials (2.6%)
Chemicals (0.9%)
Hercules, Inc.*	2,000	28,960
Sensient Technologies Corp.	2,000	43,120

		72,080

Containers & Packaging (1.2%)
Greif, Inc., Class A	1,500	104,520

Metals & Mining (0.5%)
Gold Fields Ltd. (ADR)	4,000	45,960

Total Materials		222,560

Telecommunication Services (6.9%)
Diversified Telecommunication Services (4.5%)
AT&T Corp.	5,000	93,750
CenturyTel, Inc.	1,000	32,840

EQ ADVISORS TRUST

EQ/ENTERPRISE MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Equant N.V.
(N.Y. Shares)*	1,000	$5,500
MCI, Inc.	6,000	149,520
Qwest Communications International, Inc.*	10,000	37,000
Sprint Corp.	2,500	56,875

		375,485

Wireless Telecommunication Services (2.4%)
Price Communications Corp.*	1,050	18,375
Telesystem International Wireless, Inc.*	2,000	30,500
U.S. Cellular Corp.*	2,500	114,075
Western Wireless Corp.,
Class A*	1,000	37,960

		200,910

Total Telecommunication Services		576,395

Utilities (4.2%)
Electric Utilities (1.3%)
Duquesne Light Holdings, Inc.	2,500	44,800
Unisource Energy Corp.	2,000	61,940

		106,740

Gas Utilities (0.3%)
Laclede Group, Inc.	300	8,760
SEMCO Energy, Inc.	1,500	8,625
Southwest Gas Corp.	500	12,080

		29,465

Multi-Utilities & Unregulated Power (2.6%)
Public Service Enterprise Group, Inc.	4,000	217,560

Total Utilities		353,765

Total Common Stocks (95.8%) (Cost $7,825,777)		8,058,708

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (5.2%)
JPMorgan Chase Nassau 2.24%, 4/1/05 (Amortized Cost $ 441,372)	$441,372	$441,372

Total Investments (101.0%) (Cost/Amortized Cost $ 8,267,149)		8,500,080
Other Assets Less Liabilities (-1.0%)		(86,639)

Net Assets (100%)		$8,413,441

*	Non-income producing.

†	Securities (totaling $0.00 or 0.00% of net assets) valued at fair value.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,725,330
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	2,810,193

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$464,378
Aggregate gross unrealized depreciation	(231,447)

Net unrealized appreciation	$232,931

Federal income tax cost of investments	$8,267,149

For the three months ended March 31, 2005, the Portfolio incurred approximately $2,599 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.9%)
Hotels, Restaurants & Leisure (5.5%)
Carnival Corp.	10,535	$545,819
Marriott International, Inc., Class A	10,141	678,027
McDonald’s Corp.	64,001	1,992,991

		3,216,837

Media (3.8%)
Omnicom Group, Inc.	16,936	1,499,175
Walt Disney Co.	25,895	743,963

		2,243,138

Multiline Retail (3.3%)
Kohl’s Corp.*	38,105	1,967,361

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc.*	36,333	1,327,608

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	7,300	608,163

Total Consumer Discretionary		9,363,107

Consumer Staples (16.2%)
Beverages (3.3%)
PepsiCo, Inc.	36,333	1,926,739

Food & Staples Retailing (1.2%)
Wal-Mart Stores, Inc.	13,490	675,984

Household Products (5.9%)
Colgate-Palmolive Co.	28,062	1,463,994
Procter & Gamble Co.	38,265	2,028,045

		3,492,039

Personal Products (5.8%)
Estee Lauder Cos., Inc. (The), Class A	14,500	652,210
Gillette Co.	55,279	2,790,484

		3,442,694

Total Consumer Staples		9,537,456

Energy (10.9%)
Energy Equipment & Services (3.8%)
Schlumberger Ltd.	32,290	2,275,799

Oil & Gas (7.1%)
ConocoPhillips	27,471	2,962,473
Exxon Mobil Corp.	20,400	1,215,840

		4,178,313

Total Energy		6,454,112

Financials (4.3%)
Consumer Finance (2.2%)
American Express Co.	24,616	1,264,524

Insurance (2.1%)
American International Group, Inc.	22,572	1,250,714

Total Financials		2,515,238

Health Care (21.8%)
Biotechnology (5.6%)
Amgen, Inc.*	29,440	1,713,702
Genentech, Inc.*	27,963	1,582,986

		3,296,688

Health Care Equipment & Supplies (6.2%)
Boston Scientific Corp.*	57,108	1,672,694
Medtronic, Inc.	38,696	1,971,561

		3,644,255

Health Care Providers & Services (1.9%)
Caremark Rx, Inc.*	27,767	1,104,571

Pharmaceuticals (8.1%)
Eli Lilly & Co.	37,415	1,949,321
Johnson & Johnson	42,437	$2,850,069

		4,799,390

Total Health Care		12,844,904

Industrials (13.7%)
Air Freight & Logistics (2.1%)
United Parcel Service, Inc., Class B	17,035	1,239,126

Industrial Conglomerates (7.5%)
3M Co.	25,698	2,202,062
General Electric Co.	61,834	2,229,734

		4,431,796

Machinery (4.1%)
Caterpillar, Inc.	12,801	1,170,523
Illinois Tool Works, Inc.	13,686	1,225,308

		2,395,831

Total Industrials		8,066,753

Information Technology (11.9%)
Communications Equipment (4.4%)
Juniper Networks, Inc.*	55,317	1,220,293
QUALCOMM, Inc.	38,203	1,400,140

		2,620,433

IT Services (2.0%)
Paychex, Inc.	36,333	1,192,449

Semiconductors & Semiconductor Equipment (2.4%)
Maxim Integrated Products, Inc.	33,969	1,388,313

Software (3.1%)
Oracle Corp.*	148,087	1,848,126

Total Information Technology		7,049,321

Total Common Stocks (94.7%) (Cost $55,526,690)		55,830,891

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (4.5%)
JPMorgan Chase Nassau
2.24%, 4/1/05 (Amortized Cost $2,649,739)	$2,649,739	2,649,739

Total Investments (99.2%) (Cost/Amortized Cost $58,176,429)		58,480,630
Other Assets Less Liabilities (0.8%)		455,562

Net Assets (100%)		$58,936,192

*	Non-income producing.

EQ ADVISORS TRUST

EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,515,270
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	10,384,545

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,401,426
Aggregate gross unrealized depreciation	(2,195,685)

Net unrealized appreciation	$205,741

Federal income tax cost of investments	$58,274,889

For the three months ended March 31, 2005, the Portfolio incurred approximately $580 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $81,370,502 of which $9,914,484 expires in the year 2008, $46,169,866 expires in the year 2009, and $25,286,152 expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (46.3%)
Asset Backed Securities (30.4%)
Ameriquest Mortgage Securities, Inc.,
Series 03-6 M1
3.610%, 5/25/33 (l)	$400,000	$402,800
Series 05-R1 M4
3.590%, 3/25/35 (l)	750,000	752,246
Amresco Residential Securities
Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28	114,430	114,591
Asset Backed Funding Certificates,
Series 01-1 M1
6.863%, 5/20/32	375,000	377,868
Atherton Franchisee Loan Funding,
Series 98-A A2
6.720%, 5/15/20 §	156,676	157,362
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1
5.360%, 3/15/11 (l)	250,000	265,149
Centex Home Equity,
Series 04-D MV3
3.850%, 12/25/49 (l)	250,000	252,571
Circuit City Credit Card Master Trust,
Series 03-2 CTFS
6.810%, 4/15/11 §(l)	400,000	411,139
Citibank Credit Card Issuance Trust,
Series 02-C3 C3
4.150%, 12/15/09 (l)	250,000	255,690
DVI Receivables Corp.,
Series 03-1 D1
4.750%, 3/12/11 †(l)	160,268	—
GE Business Loan Trust,
Series 03-2A C
4.460%, 11/15/31 §(l)	93,031	96,656
Hedged Mutual Fund Fee Trust,
Series 03-1A 1
5.700%, 11/30/10 §(l)	142,984	143,384
Series 03-2 1
5.600%, 3/2/11 §(l)	170,409	170,716
Lehman ABS Manufactured Housing Contract,
Series 02-A A
3.260%, 8/15/16 (l)	130,526	130,334
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
4.350%, 5/25/34 (l)	200,000	199,997
World Financial Network
Credit Card Master Trust,
Series 04-B C
3.460%, 7/15/10 (l)	400,000	400,704

		4,131,207

Non-Agency CMO (15.9%)
Bank of America Mortgage Securities,
Series 03-I 1A1
3.293%, 10/25/33 (l)	350,365	350,815
Series 04-A 1A1
3.491%, 2/25/34 (l)	243,518	241,725
Bayview Commercial Asset Trust,
Series 03-1 B
7.310%, 8/25/33 §(l)	177,504	178,768
Permanent Financing plc,
Series 6 2B
3.110%, 6/10/42 (l)	400,000	400,000
Series 6 2C
3.420%, 6/10/42 (l)	500,000	500,000
Wells Fargo Mortgage-Backed
Securities Trust,
Series 05-C16 A4
4.570%, 3/25/35 (l)	$492,191	$486,724

		2,158,032

Total Asset-Backed and Mortgage-Backed Securities		6,289,239

Consumer Discretionary (10.9%)
Auto Components (1.9%)
BorgWarner, Inc.
7.000%, 11/1/06	250,000	259,226

Automobiles (1.5%)
DaimlerChrysler NA Holdings Corp.
3.470%, 5/24/06 (l)	200,000	200,821

Diversified Financial Services (2.9%)
Ford Motor Credit Co.
3.920%, 9/28/07 (l)	400,000	390,069

Household Durables (2.9%)
Lennar Corp.
3.348%, 8/20/07 (l)	400,000	400,811

Media (1.7%)
Walt Disney Co.
6.750%, 3/30/06	225,000	230,977

Total Consumer Discretionary		1,481,904

Consumer Staples (1.8%)
Beverages (1.8%)
PepsiCo, Inc.
3.200%, 5/15/07	250,000	245,564

Total Consumer Staples		245,564

Financials (12.0%)
Commercial Banks (4.8%)
RBS Capital Trust IV
3.893%, 9/29/49 (l)	400,000	408,302
Wells Fargo & Co.
3.120%, 8/15/08	250,000	239,520

		647,822

Consumer Finance (3.5%)
General Motors Acceptance Corp.
6.750%, 1/15/06	225,000	226,567
John Deere Capital Corp.
3.625%, 5/25/07	250,000	246,583

		473,150

Diversified Financial Services (3.7%)
CIT Group, Inc.
6.625%, 6/15/05	200,000	201,366
3.280%, 9/20/07 (l)	300,000	300,623

		501,989

Total Financials		1,622,961

Government Securities (12.4%)
U.S. Government Agencies (12.4%)
Federal National Mortgage Association
2.750%, 8/11/06	500,000	492,685
4.584%, 5/1/33 (l)	527,505	524,158
3.712%, 6/1/34 (l)	219,057	217,482
4.278%, 7/1/34 (l)	454,649	449,173

Total Government Securities		1,683,498

EQ ADVISORS TRUST

EQ/ENTERPRISE SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (2.9%)
Pharmaceuticals (2.9%)
Pfizer, Inc.
2.500%, 3/15/07	$400,000	$389,055

Total Health Care		389,055

Utilities (8.5%)
Electric Utilities (5.5%)
Northern States Power Co.
2.875%, 8/1/06	250,000	246,490
Pacific Gas & Electric Co.
3.820%, 4/3/06 (l)	499,000	500,308

		746,798

Gas Utilities (3.0%)
Sempra Energy
3.318%, 5/21/08 (l)	400,000	400,967

Total Utilities		1,147,765

Total Long-Term Debt Securities (94.8%) (Cost $13,074,289)		12,859,986

SHORT-TERM DEBT SECURITIES:
Government Securities (3.7%)
Federal Home Loan Mortgage Corp.
2.99%, 5/2/05 (o)	500,000	498,674

Time Deposit (1.5%)
JPMorgan Chase Nassau
2.24%, 4/1/05	204,041	204,041

Total Short-Term Debt Securities (5.2%) (Amortized Cost $702,715)		702,715

Total Investments (100.0%) (Cost/Amortized Cost $13,777,004)		13,562,701
Other Assets Less Liabilities (0.0%)		3,417

Net Assets (100%)		$13,566,118

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $1,158,025 or 8.54% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

ABS — Asset-Backed Security

CMO — Collaterized Mortgage Obligation

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,251,789
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	451,318

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,335
Aggregate gross unrealized depreciation	(276,639)

Net unrealized depreciation	$(214,304)

Federal income tax cost of investments	$13,777,005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Distributors (1.7%)
WESCO International, Inc.*	62,800	$1,758,400

Household Durables (1.8%)
Meritage Homes Corp.*	33,100	1,950,252

Media (2.1%)
Lions Gate Entertainment Corp.*	196,300	2,169,115

Specialty Retail (3.9%)
Building Material Holding Corp.	47,500	2,112,800
Guitar Center, Inc.*	36,800	2,017,744

		4,130,544

Total Consumer Discretionary		10,008,311

Consumer Staples (2.4%)
Food Products (2.4%)
Seaboard Corp.	2,300	2,467,900

Total Consumer Staples		2,467,900

Energy (10.5%)
Energy Equipment & Services (6.1%)
Lone Star Technologies, Inc.*	53,600	2,113,448
NS Group, Inc.*	68,900	2,164,149
Stolt Offshore S.A.*(ADR)	266,400	2,093,904

		6,371,501

Oil & Gas (4.4%)
Frontier Oil Corp.	66,500	2,411,290
Holly Corp .	59,000	2,198,930

		4,610,220

Total Energy		10,981,721

Financials (6.0%)
Consumer Finance (2.0%)
Metris Cos., Inc.*	183,100	2,122,129

Insurance (1.8%)
Safety Insurance Group, Inc.	61,500	1,904,040

Real Estate (2.2%)
Jones Lang LaSalle, Inc.*	48,100	2,243,865

Total Financials		6,270,034

Health Care (10.5%)
Health Care Providers & Services (10.5%)
Alliance Imaging, Inc.*	204,800	1,955,840
American Retirement Corp.*	158,000	2,297,320
Beverly Enterprises, Inc.*	187,800	2,324,964
Centene Corp.*	72,500	2,174,275
Sierra Health Services, Inc.*	35,800	2,285,472

Total Health Care		11,037,871

Industrials (27.9%)
Aerospace & Defense (4.0%)
Aviall, Inc.*	79,700	2,231,600
Hexcel Corp.*	129,100	2,002,341

		4,233,941

Air Freight & Logistics (3.6%)
HUB Group, Inc., Class A*	38,400	2,406,528
Park-Ohio Holdings Corp.*	75,300	1,411,122

		3,817,650

Commercial Services & Supplies (2.3%)
TeleTech Holdings, Inc.*	187,500	2,422,500

Construction & Engineering (4.2%)
McDermott International, Inc.*	113,300	2,144,769
The Shaw Group, Inc.*	103,700	$2,260,660

		4,405,429

Industrial Conglomerates (2.3%)
Walter Industries, Inc.	55,600	2,365,780

Machinery (6.1%)
Flanders Corp.*	199,600	2,251,488
JLG Industries, Inc.	93,600	2,017,080
Titan International, Inc.	150,800	2,166,996

		6,435,564

Road & Rail (5.4%)
AMERCO, Inc.*	49,400	2,287,220
Frozen Food Express Industries, Inc.*.	177,900	2,049,408
U.S. Xpress Enterprises, Inc., Class A*	79,300	1,296,555

		5,633,183

Total Industrials		29,314,047

Information Technology (0.4%)
Internet Software & Services (0.4%)
Kintera, Inc.*†(b)	99,200	446,896

Total Information Technology		446,896

Materials (30.5%)
Chemicals (5.9%)
Crompton Corp.	144,100	2,103,860
Georgia Gulf Corp.	41,500	1,908,170
Kronos Worlwide, Inc.	462	19,655
Wellman, Inc.	146,500	2,118,390

		6,150,075

Construction Materials (1.7%)
Texas Industries, Inc.	34,300	1,843,625

Containers & Packaging (2.1%)
Greif, Inc., Class A	32,200	2,243,696

Metals & Mining (20.8%)
AK Steel Holding Corp.*	162,500	1,797,250
Carpenter Technology Corp.	34,000	2,019,940
Cleveland-Cliffs, Inc.	29,700	2,164,239
Commercial Metals Co.	67,100	2,274,019
Metals USA, Inc.*	95,500	1,870,845
Novamerican Steel, Inc.*	30,400	1,523,344
Oregon Steel Mills, Inc.*	83,500	1,920,500
Quanex Corp.	37,300	1,988,836
Roanoke Electric Steel Corp.	88,700	1,834,316
Titanium Metals Corp.*	59,800	2,152,800
USEC, Inc.	139,400	2,269,432

		21,815,521

Total Materials		32,052,917

Total Common Stocks (97.7%) (Cost $105,044,877)		102,579,697

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (5.5%)
JPMorgan Chase Nassau
2.24%, 4/1/05 (Amortized Cost $5,787,186)	$5,787,186	5,787,186

Total Investments (103.2%) (Cost/Amortized Cost $ 110,832,063)		108,366,883
Other Assets Less Liabilities (-3.2%)		(3,384,711)

Net Assets (100%)		$104,982,172

EQ ADVISORS TRUST

EQ/ENTERPRISE SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

*	Non-income producing.

†	Securities (totaling $446,896 or 0.43% of net assets) valued at fair value.

(b)	Illiquid security.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$84,275,793
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	67,770,771

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,167,600
Aggregate gross unrealized depreciation	(5,833,818)

Net unrealized depreciation	$(2,666,218)

Federal income tax cost of investments.	$111,033,101

The Portfolio has a net capital loss carryforward of $200,911 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (31.0%)
Auto Components (4.4%)
BorgWarner, Inc.	128,000	$6,231,040
Federal-Mogul Corp.*	60,000	20,400
Midas, Inc.*	220,000	5,022,600
Modine Manufacturing Co.	185,000	5,426,050
Raytech Corp.*	65,800	94,094
Standard Motor Products, Inc.	220,000	2,574,000
Strattec Security Corp.*	19,600	1,050,168
Tenneco Automotive, Inc.*	110,000	1,370,600
Transpro, Inc.*	105,000	682,500

		22,471,452

Automobiles (0.4%)
Fleetwood Enterprises, Inc.*	140,000	1,218,000
Monaco Coach Corp.	35,000	565,250
Thor Industries, Inc.	4,000	119,640

		1,902,890

Hotels, Restaurants & Leisure (5.2%)
Aztar Corp.*	200,000	5,712,000
Churchill Downs, Inc.	90,000	3,563,100
Dover Downs Gaming & Entertainment, Inc.	71,000	883,950
Dover Motorsports, Inc.	120,000	606,000
Gaylord Entertainment Co.*	215,000	8,686,000
Kerzner International Ltd.*	34,000	2,081,820
La Quinta Corp.*	130,000	1,105,000
Magna Entertainment Corp., Class A*	110,000	675,400
Marcus Corp.	2,000	41,000
Pinnacle Entertainment, Inc.*	5,000	83,500
Six Flags, Inc.*	100,000	412,000
Steak n Shake Co.*	50,000	967,500
Triarc Cos., Inc.,
Class A	40,000	568,000
Class B	70,000	968,100
Wyndham International, Inc., Class A*	35,000	28,000

		26,381,370

Household Durables (1.6%)
Cavalier Homes, Inc.*	113,000	606,810
Cavco Industries, Inc.*	92,000	2,224,652
Champion Enterprises, Inc.*	200,000	1,880,000
Fedders Corp.	650,000	1,807,000
National Presto Industries, Inc.	10,000	403,000
Skyline Corp.	32,000	1,231,680
Southern Energy Homes, Inc.*	20,000	108,000

		8,261,142

Media (15.2%)
Acme Communications, Inc.*	51,000	268,770
Beasley Broadcasting Group, Inc., Class A*	87,500	1,555,750
Belo Corp., Class A	105,000	2,534,700
Cablevision Systems Corp. Class A*	185,000	5,189,250
Cumulus Media, Inc., Class A*	8,005	114,071
E.W. Scripps Co., Class A	40,000	1,950,000
Fisher Communications, Inc.*	60,000	3,102,600
Gemstar-TV Guide International, Inc.*	260,000	1,131,000
Gray Television, Inc.	250,000	3,617,500
Interactive Data Corp.*	140,000	2,905,000
Interep National Radio Sales, Inc., Class A*	25,000	13,000
Journal Register Co.*	41,000	684,700
Lakes Entertainment, Inc.*	116,000	2,088,000
Lee Enterprises, Inc.	58,000	2,517,200
Liberty Corp.	142,000	$5,758,100
Liberty Media Corp., Class A*	145,000	1,503,650
Lin TV Corp., Class A*	100,000	1,693,000
McClatchy Co., Class A	96,000	7,119,360
MDC Partners, Inc., Class A*	20,000	190,200
Media General, Inc., Class A	134,000	8,287,900
Meredith Corp.	55,000	2,571,250
Nelson (Thomas), Inc.	57,000	1,348,050
Nexstar Broadcasting Group, Inc., Class A*	50,000	352,500
Paxson Communications Corp.*	230,000	158,700
Penton Media, Inc.*	100,000	16,500
Primedia, Inc.*	400,000	1,740,000
Pulitzer, Inc.	116,000	7,392,680
Rogers Communications, Inc., Class B	167,000	4,549,080
Salem Communications Corp., Class A*	120,000	2,472,000
Sinclair Broadcast Group, Inc., Class A	170,000	1,365,100
UnitedGlobalCom, Inc., Class A*	179,648	1,699,470
Young Broadcasting, Inc., Class A*	116,000	1,002,240

		76,891,321

Multiline Retail (2.5%)
Neiman-Marcus Group, Inc., Class B	140,000	12,635,000

Specialty Retail (1.0%)
Big 5 Sporting Goods Corp.	15,000	370,500
Bowlin Travel Centers, Inc.*	70,000	135,100
Burlington Coat Factory
Warehouse Corp.	83,000	2,382,100
Earl Scheib, Inc.*‡	275,000	880,000
Gander Mountain Co.*	6,000	78,600
Pep Boys Manny, Moe & Jack	30,000	527,400
United Auto Group, Inc.	20,000	556,600

		4,930,300

Textiles, Apparel & Luxury Goods (0.7%)
Hartmarx Corp.*	230,000	2,194,200
Levcor International, Inc.*	50,000	102,500
Movado Group, Inc.	20,000	370,000
Wolverine World Wide, Inc.	50,000	1,071,500

		3,738,200

Total Consumer Discretionary		157,211,675

Consumer Staples (7.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	34,000	744,600

Food & Staples Retailing (1.0%)
Ingles Markets, Inc., Class A	145,000	1,931,400
Topps Co., Inc.	250,000	2,302,500
Weis Markets, Inc.	29,000	1,069,230

		5,303,130

Food Products (3.4%)
Corn Products International, Inc.	115,000	2,988,850
Del Monte Foods Co.*	10,000	108,500
Flowers Foods, Inc.	164,000	4,626,440
Griffin Land & Nurseries, Inc.*	112,000	2,912,000
Hain Celestial Group, Inc.*	12,000	223,680
J & J Snack Foods Corp.	2,000	93,660
John B. Sanfilippo & Son, Inc.*	1,000	24,580
Ralcorp Holdings, Inc.	62,000	2,935,700
Tootsie Roll Industries, Inc.	108,150	3,244,500

		17,157,910

Household Products (2.0%)
Church & Dwight Co., Inc.	75,000	2,660,250
Energizer Holdings, Inc.*	28,000	1,674,400

EQ ADVISORS TRUST

EQ/ENTERPRISE SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Katy Industries, Inc.*	180,000	$684,000
Oil-Dri Corp. of America‡	240,000	4,440,000
WD-40 Co.	15,000	487,350

		9,946,000

Personal Products (0.6%)
Elizabeth Arden, Inc.*	14,000	332,360
Revlon, Inc., Class A*	180,005	518,414
Weider Nutrition
International, Inc.*	349,700	2,129,673

		2,980,447

Total Consumer Staples		36,132,087

Energy (0.2%)
Energy Equipment & Services (0.2%)
RPC, Inc.	45,000	683,550
W-H Energy Services, Inc.*	5,000	119,650

Total Energy		803,200

Financials (4.4%)
Capital Markets (0.3%)
Noel Group Liquidating Trust Units*†	135,000	—
SWS Group, Inc.	90,000	1,442,700

		1,442,700

Commercial Banks (0.6%)
Sterling Bancorp/New York	120,000	2,912,400

Diversified Financial Services (1.5%)
BKF Capital Group, Inc.	42,600	1,704,426
Epoch Holding Corp.*	15,000	71,250
GATX Corp.	180,000	5,974,200
National Patent Development Corp.*	10,000	28,500

		7,778,376

Insurance (1.9%)
Argonaut Group, Inc.*	112,000	2,376,640
CNA Surety Corp.*	50,000	680,000
Danielson Holdings Corp.*	133,649	2,305,445
Midland Co.	140,000	4,411,400

		9,773,485

Real Estate (0.1%)
Harbor Global Co., Ltd.	70,000	619,500

Total Financials		22,526,461

Health Care (3.8%)
Biotechnology (0.2%)
Invitrogen Corp.*	12,000	830,400

Commercial Services & Supplies (1.1%)
Chemed Corp.	70,000	5,353,600

Health Care Equipment & Supplies (2.4%)
Conmed Corp.*	41,900	1,262,028
CTI Molecular Imaging, Inc.*	10,000	202,700
Edwards Lifesciences Corp.*	30,000	1,296,600
Exactech, Inc.*	34,000	576,980
ICU Medical, Inc.*	25,000	887,500
Inamed Corp.*	19,000	1,327,720
Inverness Medical Innovations, Inc.*	30,000	705,000
Kensey Nash Corp.*	8,000	216,640
Matthews International Corp. Class A	10,000	327,600
Orthofix International N.V.*	10,000	391,500
Regeneration Technologies, Inc.*	35,000	360,850
Schick Technologies, Inc.*	10,000	172,500
Sybron Dental Specialties, Inc.*	95,000	3,410,500
Thermo Electron Corp.*	35,000	885,150
Thoratec Corp.*	10,000	122,200
Young Innovations, Inc.	4,000	$146,600

		12,292,068

Health Care Providers & Services (0.1%)
Owens & Minor, Inc.	20,000	543,000

Pharmaceuticals (0.0%)
TL Administration Corp.*	85,000	1,700

Total Health Care		19,020,768

Industrials (25.7%)
Aerospace & Defense (5.9%)
AAR Corp.*	70,000	952,000
Aviall, Inc.*	95,000	2,660,000
Curtiss-Wright Corp., Class B	26,000	1,466,400
Empresa Brasileira de Aeronautica S.A. (ADR)	4,000	125,200
Fairchild Corp., Class A*	400,000	1,240,000
GenCorp, Inc.	240,000	4,800,000
Kaman Corp., Class A	218,800	2,724,060
Moog, Inc., Class A*	41,000	1,853,200
Precision Castparts Corp.	102,000	7,855,020
Sequa Corp.
Class A*	74,000	3,836,900
Class B*	43,000	2,257,500

		29,770,280

Air Freight & Logistics (0.7%)
Park-Ohio Holdings Corp.*	194,800	3,650,552

Building Products (0.1%)
Griffon Corp.*	17,000	363,970
Water Pik Technologies Inc.*	15,600	307,320

		671,290

Commercial Services & Supplies (2.7%)
Allied Waste Industries, Inc.*	130,000	950,300
Concorde Career Colleges, Inc.*	25,000	425,000
GP Strategies Corp.*	30,000	215,100
Nashua Corp.*	102,100	888,270
Republic Services, Inc.	95,000	3,180,600
Rollins, Inc.	435,000	8,091,000
School Specialty, Inc.*	2,000	78,320

		13,828,590

Construction & Engineering (0.2%)
Xanser Corp.*	220,000	704,000

Electrical Equipment (4.7%)
A.O. Smith Corp.	16,000	461,920
A.O. Smith Corp., Class A	9,000	254,250
Acuity Brands, Inc.	50,000	1,350,000
Ametek, Inc.	165,000	6,641,250
Baldor Electric Co.	75,000	1,935,750
C&D Technology, Inc.	15,000	150,750
Franklin Electric Co., Inc.	73,500	2,773,155
Lamson & Sessions Co.*	145,000	1,442,750
MagneTek, Inc.*	70,000	373,100
Roper Industries, Inc.	15,500	1,015,250
SL Industries, Inc.*	7,500	104,775
Thomas & Betts Corp.*	220,000	7,106,000

		23,608,950

Industrial Conglomerates (0.7%)
Alleghany Corp.*	7,140	1,977,780
Standex International Corp.	55,000	1,501,500
Tredegar Corp.	15,000	252,900

		3,732,180

Machinery (10.5%)
Ampco-Pittsburgh Corp.	130,000	1,758,900
Baldwin Technology Co.*	239,500	574,800
Barnes Group, Inc.	30,000	815,100
CIRCOR International, Inc.	75,200	1,853,680
Clarcor, Inc.	195,000	10,132,200

EQ ADVISORS TRUST

EQ/ENTERPRISE SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
CNH Global N.V.	28,100	$527,999
Crane Co.	100,000	2,879,000
CUNO, Inc.*	60,000	3,083,400
Donaldson Co., Inc.	40,000	1,291,200
Flowserve Corp.*	100,000	2,587,000
Gorman-Rupp Co.	25,625	549,913
Graco, Inc.	124,000	5,004,640
Idex Corp.	98,000	3,954,300
Navistar International Corp.*	35,000	1,274,000
Oshkosh Truck Corp.	6,000	491,940
Robbins & Myers, Inc.	55,000	1,210,550
Tennant Co.	36,000	1,392,840
Thomas Industries, Inc.	240,000	9,513,600
Watts Water Technologies, Inc., Class A	128,000	4,174,080

		53,069,142

Trading Companies & Distributors (0.2%)
Hughes Supply, Inc.	2,000	59,500
Huttig Building Products, Inc.*	45,444	496,703
Industrial Distribution
Group, Inc.*	70,000	626,500

		1,182,703

Total Industrials		130,217,687

Information Technology (2.4%)
Aerospace & Defense (0.0%)
Titan Corp.*	10,000	181,600

Communications Equipment (0.6%)
Andrew Corp.*	12,000	140,520
Belden CDT, Inc.	75,000	1,665,750
Communications Systems, Inc.	78,500	894,900
FalconStor Software, Inc.*	60,000	358,200
Plantronics, Inc.	5,000	190,400

		3,249,770

Electronic Equipment & Instruments (1.1%)
CTS Corp.	140,000	1,820,000
Gerber Scientific, Inc.*	32,700	238,056
Park Electrochemical Corp.	38,000	769,880
Paxar Corp.*	125,000	2,667,500

		5,495,436

IT Services (0.2%)
EdgewaterTechnology, Inc.*	220,000	919,600
Tyler Technologies, Inc.*	25,000	190,250

		1,109,850

Semiconductors & Semiconductor Equipment (0.1%)
Monolithic System Technology, Inc.*	50,000	292,500

Software (0.4%)
Amicas, Inc.	110,000	404,800
Ascential Software Corp.*	50,000	926,500
Borland Software Corp.*	60,000	487,200
Creo Products, Inc.*	10,000	160,600
OpenTV Corp., Class A*	13,000	36,920

		2,016,020

Total Information Technology		12,345,176

Materials (5.8%)
Chemicals (3.5%)
Core Molding Technologies, Inc.*	180,000	898,200
Cytec Industries, Inc.	5,000	271,250
Ferro Corp.	130,000	2,446,600
Great Lakes Chemical Corp.	125,000	4,015,000
Hercules, Inc.*	130,000	1,882,400
MacDermid, Inc.	15,000	487,500
Material Sciences Corp.*	195,000	2,622,750
NewMarket Corp.*	18,000	334,800
Omnova Solutions, Inc.*	250,000	1,342,500
Scotts Miracle Gro Co., Class A*	2,500	$175,575
Sensient Technologies Corp.	150,000	3,234,000

		17,710,575

Containers & Packaging (1.8%)
Greif, Inc., Class A	93,000	6,480,240
Myers Industries, Inc.	190,000	2,680,900

		9,161,140

Metals & Mining (0.4%)
Barrick Gold Corp.	35,000	838,600
GrafTech International Ltd.*	145,000	825,050
Kinross Gold Corp.*	28,167	169,002

		1,832,652

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	20,000	671,000

Total Materials		29,375,367

Telecommunication Services (3.5%)
Diversified Telecommunication Services (1.1%)
ATX Communications, Inc.*	30,000	330
Cincinnati Bell, Inc.*	350,000	1,487,500
Commonwealth Telephone Enterprises, Inc.*	73,378	3,459,039
D&E Communications, Inc.	49,000	447,370

		5,394,239

Wireless Telecommunication Services (2.4%)
AO VimpelCom (ADR)*	78,000	2,684,760
Centennial Communications Corp.*	55,000	596,750
Nextel Partners, Inc., Class A*	40,000	878,400
Price Communications Corp.*	168,000	2,940,000
Rural Cellular Corp., Class A*	55,000	290,950
U.S. Cellular Corp.*	30,000	1,368,900
Western Wireless Corp., Class A*	90,000	3,416,400

		12,176,160

Total Telecommunication Services		17,570,399

Utilities (2.5%)
Electric Utilities (1.9%)
Allegheny Energy, Inc.*	30,000	619,800
CH Energy Group, Inc.	46,000	2,102,200
Duquesne Light Holdings, Inc.	105,000	1,881,600
El Paso Electric Co.*	148,000	2,812,000
Westar Energy, Inc.	100,000	2,164,000

		9,579,600

Gas Utilities (0.1%)
AGL Resources, Inc.	6,000	209,580
SEMCO Energy, Inc.	60,000	345,000

		554,580

Multi-Utilities & Unregulated Power (0.5%)
AES Corp.*	25,000	409,500
Aquila, Inc.*	250,000	957,500
Oneok, Inc.	40,000	1,232,800

		2,599,800

Total Utilities		12,733,980

Total Common Stocks (86.4%) (Cost $290,335,281)		437,936,800

EQ ADVISORS TRUST

EQ/ENTERPRISE SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Government Securities (11.8%)
U.S. Treasury Bills
2.52%, 5/12/05 (o)	$20,125,000	$20,065,956
2.68%, 6/16/05 (o)	20,000,000	19,886,100
2.68%, 6/23/05 (o)	20,100,000	19,975,219

		59,927,275

Time Deposit (2.3%)
JPMorgan Chase Nassau
2.24%, 4/1/05	11,614,363	11,614,363

Total Short-Term Debt Securities (14.1%) (Amortized Cost $71,541,638)		71,541,638

Total Investments (100.5%) (Cost/Amortized Cost $ 361,876,919)		509,478,438
Other Assets Less Liabilities (-0.5%)		(2,501,007)

Net Assets (100%)		506,977,431

*	Non-income producing.

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value

‡	Affiliated company as defined under the Investment Company Act of 1940.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value March 31, 2005	Dividend Income	Realized Gain
Earl Scheib, Inc.	$790,000	$82,557	$—	$880,000	$—	$—
Oil-Dri Corp. of America	4,370,400	—	—	4,440,000	26,400	—

	$5,160,000			$5,320,000	$26,400	$—

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$14,222,030
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	10,037,739

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,875,639
Aggregate gross unrealized depreciation	(23,940,064)

Net unrealized appreciation	$143,935,575

Federal income tax cost of investments	$365,542,863

For the three months ended March 31, 2005, the Portfolio incurred approximately $30,547 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (4.4%)
Asset Backed Securities (1.4%)
Amortizing Residential Collateral Trust,
Series 02-BC4 A
3.140%, 7/25/32 (l)	$5,704	$5,720
Bank One Issuance Trust,
Series 02-A2 A2
4.160%, 1/15/08	50,000	50,066
Carrington Mortgage Loan Trust,
Series 04-NC1 A2A
2.960%, 5/25/34 (l)	84,617	84,618
Centex Home Equity,
Series 04-A AV2
3.130%, 1/25/34 (l)	50,039	50,076
Countrywide Asset-Backed Certificates,
Series 04-3 3A1
2.940%, 6/25/22 (l)	69,694	69,693
Credit Suisse First Boston
Mortgage Securities Corp.,
Series 02-9 2X
1.727%, 3/25/32 §†	24,490	24,586
Series 02-P3 A
3.400%, 8/25/33 §†(l)	101,394	100,387
Merrill Lynch Mortgage Investors, Inc.,
Series 02-AFC1 AV1
3.220%, 4/25/31 (l)	2,841	2,881
Morgan Stanley ABS Capital I,
Series 03-HE2 A2
3.190%, 8/25/33 (l)	54,680	54,772
Quest Trust,
Series 04-X2 A1
3.410%, 6/25/34 §(l)	74,660	74,872
SLM Student Loan Trust,
Series 05-2 A1
2.710%, 4/26/10 (l)	300,000	299,859

		817,530

Non-Agency CMO (3.0%)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.937%, 6/25/31 (l)	2,113	2,125
Series 02-5 6A
5.934%, 6/25/32 (l)	6,326	6,369
Series 03-8 1A1
4.271%, 1/25/34 (l)	201,537	199,624
Series 03-8 2A1
4.881%, 1/25/34 (l)	55,551	54,735
Series 03-8 4A1
4.736%, 1/25/34 (l)	109,706	107,340
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	14,438	14,396
Countrywide Home Loan
Mortgage Pass Through Trust,
Series 02-1 5A1
3.889%, 10/19/32 (l)	61,834	55,979
Series 02-HYB2 6A1
4.964%, 9/19/32 (l)	11,982	11,935
Series 04-7 5A2
3.120%, 5/25/34 (l)	18,521	18,371
Credit-Based Asset Servicing and Securitization,
Series 02-CB1 A2A
3.190%, 8/25/29 (l)	8,325	8,331
Series 02-CB6 2A1
3.350%, 1/25/33 (l)	2,346	2,347
First Horizon Asset Securities, Inc.,
Series 00-H 1A
7.000%, 9/25/30	$2,956	$2,948
Sequoia Mortgage Trust,
Series 10-2A1
3.230%, 10/20/27 (l)	208,505	209,246
Structured Asset Securities Corp.,
Series 02-9 A2
3.150%, 10/25/27 (l)	41,034	41,043
Series 02-HF1 A
3.140%, 1/25/33 (l)	3,542	3,556
Washington Mutual, Inc.,
Series 00-3A
3.387%, 12/25/40 (l)	73,808	73,311
Series 02-AR10 A6
4.816%, 10/25/32 (l)	12,529	12,468
Series 02-AR2 A
3.433%, 2/27/34 (l)	27,805	27,682
Series 03-R1 A1
3.120%, 12/25/27 (l)	940,228	939,307

		1,791,113

Total Asset-Backed and Mortgage-Backed Securities		2,608,643

Consumer Discretionary (1.9%)
Auto Components (0.4%)
Delphi Corp.
6.500%, 8/15/13	200,000	164,374
Dura Operating Corp.
8.625%, 4/15/12	60,000	55,350

		219,724

Automobiles (0.9%)
Daimlerchrysler NA Holdings Corp.
3.200%, 3/7/07 (l)	300,000	300,037
3.450%, 9/10/07 (l)	102,000	102,122
6.500%, 11/15/13	60,000	62,398
General Motors Corp.
8.375%, 7/15/33	125,000	106,966

		571,523

Hotels, Restaurants & Leisure (0.1%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	50,000	54,625

Media (0.5%)
Continental Cablevision, Inc.
8.300%, 5/15/06	50,000	51,954
Time Warner Cos., Inc.
8.110%, 8/15/06	125,000	130,962
Time Warner, Inc.
6.875%, 5/1/12	100,000	109,208

		292,124

Total Consumer Discretionary		1,137,996

Consumer Staples (0.5%)
Food & Staples Retailing (0.3%)
Delhaize America, Inc.
7.375%, 4/15/06	200,000	205,798

Food Products (0.2%)
H.J. Heinz Co.
6.189%, 12/1/05 (b)(l)	100,000	101,452

Total Consumer Staples		307,250

Energy (0.8%)
Oil & Gas (0.8%)
Amerada Hess Corp.
6.650%, 8/15/11	150,000	160,635
Chesapeake Energy Corp.
8.125%, 4/1/11	4,999	5,299

EQ ADVISORS TRUST

EQ/ENTERPRISE TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
El Paso Corp.
7.750%, 1/15/32	$25,000	$23,563
El Paso Natural Gas Co.
8.375%, 6/15/32	50,000	54,937
Pemex Project Funding Master Trust
8.000%, 11/15/11	50,000	55,325
8.625%, 2/1/22	25,000	28,406
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §	44,043	42,989
Vintage Petroleum, Inc.
7.875%, 5/15/11	60,000	63,600

Total Energy		434,754

Financials (3.8%)
Commercial Banks (1.0%)
HSBC Bank USA N.A.
4.625%, 4/1/14	40,000	38,615
HSBC Capital Funding LP
10.176%, 12/29/49 §(l)	100,000	153,636
HSBC Holdings plc
5.375%, 12/20/12 EUR	120,000	173,742
Rabobank Capital Funding II
5.260%, 12/31/49 §(l)	$100,000	100,446
Rabobank Capital Funding Trust III
5.254%, 12/31/49 §(l)	120,000	118,850

		585,289

Consumer Finance (1.4%)
General Motors Acceptance Corp.
3.920%, 10/20/05 (l)	590,000	588,652
6.750%, 1/15/06	20,000	20,139
6.875%, 8/28/12	250,000	222,748

		831,539

Diversified Financial Services (1.0%)
CIT Group, Inc.
7.750%, 4/2/12	150,000	173,500
Eircom Funding
8.250%, 8/15/13	60,000	65,250
Principal Life Global Funding I
2.990%, 4/19/06 §(l)	130,000	130,448
Racers,
Series 97-R-8-3
3.094%, 8/15/07 †(b)(l)	200,000	192,509

		561,707

Insurance (0.4%)
Metropolitan Life Global Funding I
2.960%, 5/22/06 §(l)	100,000	99,973
Protective Life U.S. Funding Trust
3.190%, 9/26/05 §†(l)	70,000	70,099
Prudential Financial, Inc.
4.104%, 11/15/06 (e)	83,000	83,273

		253,345

Total Financials		2,231,880

Government Securities (59.4%)
Agency CMO (1.5%)
Federal Home Loan Mortgage Corp.
6.000%, 12/15/07	5,492	5,503
6.500%, 3/15/29	12,583	12,788
6.500%, 4/15/29	121,279	126,020
3.160%, 12/15/29 (l)	18,159	18,251
6.500%, 7/25/43	39,573	40,995
Federal National Mortgage Association
3.000%, 8/25/09	100,000	99,467
Small Business Administration
Participation Certificates
5.130%, 9/1/23	46,048	46,344
4.340%, 3/1/24	278,224	266,562
4.625%, 2/1/25	$300,000	$291,304

		907,234

Foreign Governments (12.6%)
Federative Republic of Brazil
4.223%, 4/15/06 (l)	84,000	83,899
11.500%, 3/12/08	204,000	229,092
4.285%, 4/15/09 (l)	69,357	67,623
8.840%, 6/29/09 (l)	250,000	280,037
11.000%, 1/11/12	250,000	282,500
4.285%, 4/15/12 (l)	50,295	47,217
8.000%, 4/15/14	111,414	110,300
11.000%, 8/17/40	450,000	494,212
Government of France
4.000%, 4/25/55	200,000	252,444
Hong Kong Government International Bond
5.125%, 8/1/14 §	250,000	252,177
Kingdom of Spain
1.940%, 6/17/05	480,000	621,256
3.100%, 9/20/06	13,000,000	126,901
5.750%, 7/30/32	500,000	822,258
4.200%, 1/31/37	100,000	131,315
Republic of Ecuador
8.000%, 8/15/30 (e)	600,000	534,000
Republic of Italy
3.800%, 3/27/08 JPY	64,000,000	660,938
Republic of Panama
8.250%, 4/22/08	$180,000	191,700
9.625%, 2/8/11	75,000	84,750
Republic of Peru
9.125%, 1/15/08	250,000	272,500
Republic of South Africa
5.250%, 5/16/13 EUR	50,000	67,478
6.500%, 6/2/14	$100,000	105,000
Russian Federation
8.750%, 7/24/05	228,000	231,443
8.250%, 3/31/10	550,000	592,405
5.000%, 3/31/30 (e)	573,000	587,038
Ukraine Government International Bond
11.000%, 3/15/07	93,338	100,152
United Mexican States
8.375%, 1/14/11	15,000	17,029
8.300%, 8/15/31	88,000	100,760
6.750%, 9/27/34	100,000	97,600

		7,444,024

Municipal Bonds (1.6%)
California State Economic Recovery,
Series A
5.250%, 1/1/11	10,000	10,897
5.000%, 7/1/11	10,000	10,857
7.470%, 7/1/12 (b)(l)	10,000	11,638
5.250%, 7/1/12	20,000	21,965
5.250%, 7/1/13	40,000	43,949
Fairfax County, Virginia
7.950%, 4/1/13 (b)	25,000	30,401
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39	40,000	42,122
7.900%, 6/1/42	25,000	28,637
New York City Municipal Water
Finance Authority
5.000%, 6/15/35	160,000	163,989
New York State Environmental Facilities Corp.
5.000%, 6/15/32	20,000	20,622
San Antonio/Texas Water,
Series A
5.000%, 5/15/32	150,000	153,231

EQ ADVISORS TRUST

EQ/ENTERPRISE TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
South Carolina State Public Service Authority, Series A
5.000%, 1/1/13		$110,000	$119,618
Tobacco Settlement Authority of Iowa, Series B
5.600%, 6/1/35		100,000	94,321
Tobacco Settlement Financing Corp./New Jersey
6.375%, 6/1/32		95,000	97,266
6.000%, 6/1/37		70,000	69,609

			919,122

Supranational (0.3%)
Export-Import Bank of China
5.250%, 7/29/14 §		150,000	150,580

U.S. Government Agencies (27.3%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		74,340	74,935
4.240%, 11/1/23 (l)		67,739	69,636
Federal National Mortgage Association
5.000%, 1/1/17		79,366	79,375
5.000%, 2/1/18		432,301	432,352
5.000%, 8/1/18		431,508	431,558
5.000%, 9/1/18		227,052	227,079
5.000%, 10/1/18		187,541	187,643
5.000%, 8/1/19		49,378	49,376
5.147%, 4/1/33 (l)		26,037	26,297
5.500%, 7/1/34		460,390	461,402
5.000%, 4/25/20 TBA		1,300,000	1,298,781
5.500%, 4/25/35 TBA		10,800,000	10,813,500
5.000%, 5/25/35 TBA		1,000,000	974,688
Government National Mortgage Association
6.000%, 8/15/32		259,304	266,552
6.000%, 2/15/33		179,296	184,308
6.000%, 2/15/33		204,657	210,378
6.000%, 10/15/33		39,025	40,116
6.000%, 1/15/34		168,221	172,923
Small Business Administration
4.504%, 2/1/14		145,604	142,558

			16,143,457

U.S. Treasuries (16.1%)
U.S. Treasury Bonds
6.000%, 2/15/26		170,000	194,471
U.S. Treasury Notes
3.000%, 12/31/06		400,000	394,922
3.750%, 2/28/07		1,590,000	1,578,385
4.875%, 2/15/12		4,000,000	4,130,468
4.375%, 8/15/12		800,000	801,875
7.125%, 2/15/23		300,000	380,016
Inflation Indexed
3.375%, 1/15/07		1,804,605	1,894,485
3.625%, 1/15/08		117,985	126,890

			9,501,512

Total Government Securities			35,065,929

Industrials (0.4%)
Airlines (0.3%)
Continental Airlines, Inc.
7.056%, 3/15/11		110,000	109,880
United Air Lines, Inc.
6.602%, 9/1/13 (h)		48,581	46,368
Series 00-2
7.186%, 4/1/11 (h)		49,079	45,972

			202,220

Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.
6.375%, 12/15/05		20,000	20,350
Norfolk Southern Corp.
6.750%, 2/15/11		$30,000	$32,881

			53,231

Total Industrials			255,451

Materials (0.6%)
Chemicals (0.4%)
Nalco Co.
8.875%, 11/15/13		200,000	214,000

Containers & Packaging (0.2%)
Packaging Corp. of America
4.375%, 8/1/08		143,000	139,741

Total Materials			353,741

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.5%)
Cincinnati Bell, Inc.
8.375%, 1/15/14		200,000	197,000
Deutsche Telekom International Finance BV
8.250%, 6/15/05		65,000	65,627
8.125%, 5/29/12	EUR	76,000	124,997
France Telecom S.A.
7.000%, 3/14/08	EUR	139,000	200,035
SBC Communications, Inc.
4.206%, 6/5/05 §		$310,000	310,530
4.125%, 9/15/09		225,000	218,840
Verizon Global Funding Corp.
6.125%, 6/15/07		65,000	67,422
Verizon Maryland, Inc.
6.125%, 3/1/12		250,000	262,284

			1,446,735

Wireless Telecommunication Services (0.3%)
American Cellular Corp.
10.000%, 8/1/11		60,000	55,200
Cingular Wireless LLC
6.500%, 12/15/11		60,000	64,614
Nextel Communications, Inc.
7.375%, 8/1/15		60,000	63,375

			183,189

Total Telecommunication Services			1,629,924

Utilities (2.1%)
Electric Utilities (1.3%)
AEP Texas Central Co.
6.650%, 2/15/33		200,000	222,854
Florida Power Corp.
4.800%, 3/1/13		130,000	127,930
Nevada Power Co.
5.875%, 1/15/15 §		150,000	146,250
Niagara Mohawk Power Corp.
7.750%, 10/1/08		100,000	110,450
Pacific Gas & Electric Co.
3.820%, 4/3/06 (l)		91,000	91,239
Progress Energy, Inc.
7.100%, 3/1/11		50,000	54,838

			753,561

Gas Utilities (0.3%)
Tennessee Gas Pipeline Co.
8.375%, 6/15/32		150,000	166,693

Multi-Utilities & Unregulated Power (0.5%)
El Paso Production Holding Co.
7.750%, 6/1/13		60,000	60,750
NRG Energy, Inc.
8.000%, 12/15/13 §		165,000	174,487
PSEG Power LLC
6.950%, 6/1/12		62,000	68,619

EQ ADVISORS TRUST

EQ/ENTERPRISE TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Sonat, Inc.
7.625%, 7/15/11	$35,000	$34,563

		338,419

Total Utilities		1,258,673

Total Long-Term Debt Securities (76.7%) (Cost $45,126,533)		45,284,241

SHORT-TERM DEBT SECURITIES:
Commercial Paper (36.8%)
Bank of Ireland
2.56%, 4/11/05 §(p)	1,000,000	999,217
Barclays U.S. Funding Corp.
2.70%, 5/3/05 (p)	700,000	698,273
2.91%, 6/14/05 (p)	700,000	695,779
2.92%, 6/16/05 (p)	400,000	397,520
CBA Finance, Inc.
2.53%, 4/11/05 (p)	1,100,000	1,099,149
2.88%, 6/6/05 (p)	500,000	497,330
CDC IXIS Capital Markets
2.89%, 6/8/05 (m)(p)	800,000	795,592
2.93%, 6/21/05 (m)(p)	1,000,000	993,360
Danske Corp.
2.49%, 4/1/05 (p)	300,000	299,979
2.52%, 4/7/05 (p)	300,000	299,855
2.78%, 4/25/05 (p)	1,200,000	1,197,692
Dexia Delaware LLC
2.68%, 4/18/05 (p)	500,000	499,330
DNB Nor Bank ASA
3.05%, 7/14/05 (p)	1,600,000	1,585,872
General Motors Acceptance Corp.
2.68%, 4/5/05 (p)	350,000	349,862
HBOS Treasury Services plc
2.87%, 5/31/05 (p)	1,500,000	1,492,740
2.89%, 6/7/05 (p)	300,000	298,371
ING U.S. Funding LLC
2.94%, 6/22/05 (p)	1,600,000	1,589,232
Rabobank USA Finance Corp.
2.87%, 6/1/05 (p)	1,500,000	1,492,620
Skandinaviska Enskilda Banken AB
2.84%, 5/17/05 §(p)	600,000	597,786
2.86%, 5/23/05 §(p)	500,000	497,906
2.95%, 6/16/05 §(p)	700,000	695,611
Spintab-Swedmortgage AB
2.90%, 6/1/05 (p)	1,200,000	1,194,036
UBS Finance Delaware LLC
2.70%, 5/3/05 (p)	900,000	897,780
3.06%, 7/22/05 (p)	900,000	891,432
Westpac Trust Securities, Ltd.
2.81%, 5/17/05 (p)	1,700,000	1,693,791

Total Commercial Paper		21,750,115

Government Securities (18.1%)
Federal Home Loan Mortgage Corp.
2.73%, 4/19/05 (o)	1,600,000	1,597,699
2.82%, 6/7/05 (o)	100,000	99,470
2.76%, 6/20/05 (o)	400,000	395,636
3.08%, 8/1/05 (o)	1,200,000	1,187,515
3.08%, 8/8/05 (o)	400,000	395,600
3.08%, 8/9/05 (o)	900,000	890,023
Federal National Mortgage Association
2.49%, 4/15/05 (o)	100,000	99,896
2.40%, 4/20/05 (o)	1,000,000	998,671
2.75%, 5/2/05 (o)	1,300,000	1,296,834
2.82%, 6/1/05 (o)	700,000	696,620
2.83%, 6/13/05 (o)	1,600,000	1,590,753
Government of France
2.00%, 6/16/05(o)	$720,000	$931,752
U.S. Treasury Bills
2.68%, 6/16/05#(a)(o)	510,000	507,095

Total Government Securities		10,687,564

Total Short-Term Debt Securities (54.9%) (Amortized Cost $32,437,679)		32,437,679

	Number of Contracts
OPTIONS PURCHASED:
Put Options (0.0%)
EURODollar Futures
September-2005 @ $94.50*	10	62
December-2005 @ $93.75*	15	94

Total Options Purchased (0.0%) (Cost $250)		156

Total Investments before Options Written (131.6%) (Cost/Amortized Cost $77,564,462)		77,722,076

OPTIONS WRITTEN:
Call Options (0.0%)
U.S. Treasury Note 10 Year Futures
June-2005 @ $111.00*(d)	(19)	(4,156)
June-2005 @ $113.00*(d)	(28)	(875)

		(5,031)

Put Options (0.0%)
U.S. Treasury Note 10 Year Futures
June-2005 @ $105.00*	(19)	(1,188)
June-2005 @ $108.00*	(28)	(11,375)
U.S. Treasury Bond 10 Year Futures
June-2005 @ $108.00*	(4)	(1,437)

		(14,000)

Total Options Written (0.0%) (Premiums Received $21,704)		(19,031)

Total Investments (131.6%) (Cost/Amortized Cost $77,542,758)		77,703,045
Other Assets Less Liabilities (-31.6%)		(18,646,326)

Net Assets (100%)		$59,056,719

*	Non-income producing.

†	Securities (totaling $387,581 or 0.66% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $4,740,830 or 8.03% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(d)	Covered call option contracts written in connection with securities held.

EQ ADVISORS TRUST

EQ/ENTERPRISE TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(m)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

(p)	Yield to maturity.

Glossary:

ABS	—	Asset-Backed Security
CMO	—	Collaterized Mortgage Obligation
TBA	—	Security is subject to delayed delivery.

At March 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/05	Unrealized Appreciation/ (Depreciation)
EURODollar	14	June-05	3,404,450	3,376,975	$(27,475)
EURODollar	96	September-05	23,277,431	23,046,000	(231,431)
EURODollar	32	December-05	7,702,000	7,661,200	(40,800)
U.S. Treasury Bonds	16	June-05	1,778,594	1,782,000	3,406
U.S. 10 Year Treasury Notes	23	June-05	2,510,390	2,513,109	(2,719)

					$(293,581)

At March 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 4/13/05	22,881	$218,123	$214,083	$(4,040)

Foreign Currency Sell Contracts
European Union, expiring 4/18/05	643	$860,737	$835,915	$24,822
European Union, expiring 4/25/05	1,440	1,899,717	1,872,302	27,415
European Union, expiring 4/25/05	385	496,180	500,581	(4,401)
Japanese Yen, expiring 4/28/05	15,003	140,000	140,552	(552)

				47,284

				$43,244

Options written for the three months ended March 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	82	$27,495
Options Written	98	21,704
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(82)	(27,495)
Options Exercised	—	—

Options Outstanding—March 31, 2005	98	$21,704

EQ ADVISORS TRUST

EQ/ENTERPRISE TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$34,433,397
U.S. Government securities	15,074,269
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	25,276,839
U.S. Government securities	12,288,481

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$472,594
Aggregate gross unrealized depreciation	(328,324)

Net unrealized appreciation	$144,270

Federal income tax cost of investments	$77,577,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.2%)
Cooper Tire & Rubber Co.^	22,400	$411,264
Dana Corp.	47,965	613,472
Delphi Corp.	179,491	804,120
Goodyear Tire & Rubber Co.*^	56,200	750,270
Johnson Controls, Inc.	61,200	3,412,512
Visteon Corp.^	41,440	236,622

		6,228,260

Automobiles (0.5%)
Ford Motor Co.^	585,797	6,637,080
General Motors Corp.^	180,700	5,310,773
Harley-Davidson, Inc.^	93,400	5,394,784

		17,342,637

Distributors (0.1%)
Genuine Parts Co.	55,900	2,431,091

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	168,600	8,735,166
Darden Restaurants, Inc.^	47,250	1,449,630
Harrah’s Entertainment, Inc.^	36,400	2,350,712
Hilton Hotels Corp.^	123,100	2,751,285
International Game Technology	110,400	2,943,264
Marriott International, Inc., Class A	64,350	4,302,441
McDonald’s Corp.	407,000	12,673,980
Starbucks Corp.*	127,900	6,607,314
Starwood Hotels & Resorts Worldwide, Inc.	68,000	4,082,040
Wendy’s International, Inc.^	36,400	1,421,056
Yum! Brands, Inc.*	93,240	4,830,764

		52,147,652

Household Durables (0.6%)
Black & Decker Corp.	25,700	2,030,043
Centex Corp.	40,500	2,319,435
Fortune Brands, Inc.	46,400	3,741,232
KB Home	13,400	1,573,964
Leggett & Platt, Inc.	61,000	1,761,680
Maytag Corp.^	25,400	354,838
Newell Rubbermaid, Inc.^	87,876	1,928,000
Pulte Homes, Inc.	37,900	2,790,577
Snap-On, Inc.	18,500	588,115
Stanley Works	24,000	1,086,480
Whirlpool Corp.^	21,400	1,449,422

		19,623,786

Internet & Catalog Retail (0.4%)
eBay, Inc.*	387,300	14,430,798

Leisure Equipment & Products (0.3%)
Brunswick Corp.	31,000	1,452,350
Eastman Kodak Co.^	91,700	2,984,835
Hasbro, Inc.	53,408	1,092,194
Mattel, Inc.	133,300	2,845,955

		8,375,334

Media (4.0%)
Clear Channel Communications, Inc.	168,590	5,811,297
Comcast Corp., Class A*	707,800	23,909,484
Dow Jones & Co., Inc.	22,600	844,562
Gannett Co., Inc.	80,400	6,358,032
Interpublic Group of Cos., Inc.*^	135,300	1,661,484
Knight Ridder, Inc.^	24,200	1,627,450
McGraw-Hill Cos., Inc.	61,000	5,322,250
Meredith Corp.^	14,500	677,875
New York Times Co., Class A^	46,600	1,704,628
News Corp., Class A	998,600	16,896,312
Omnicom Group, Inc.	59,600	5,275,792
Time Warner, Inc.*	1,470,550	$25,808,153
Tribune Co.^	95,370	3,802,402
Univision Communications, Inc., Class A*^	93,300	2,583,477
Viacom, Inc., Class B	545,600	19,003,248
Walt Disney Co.	655,100	18,821,023

		140,107,469

Multiline Retail (1.2%)
Big Lots, Inc.*^	36,100	433,922
Dillards, Inc., Class A^	22,600	607,940
Dollar General Corp.	96,390	2,111,905
Family Dollar Stores, Inc.	53,600	1,627,296
Federated Department Stores, Inc.	54,100	3,442,924
J.C. Penney Co., Inc.	91,400	4,745,488
Kohl’s Corp.*	104,300	5,385,009
May Department Stores Co.	93,400	3,457,668
Nordstrom, Inc.	40,300	2,231,814
Sears Holdings Corp.*^	33,048	4,400,949
Target Corp.	286,500	14,330,730

		42,775,645

Specialty Retail (2.3%)
Autonation, Inc.*	72,200	1,367,468
AutoZone, Inc.*^	21,700	1,859,690
Bed Bath & Beyond, Inc.*	96,800	3,537,072
Best Buy Co., Inc.	95,550	5,160,655
Circuit City Stores, Inc.	61,200	982,260
Gap, Inc.	235,575	5,144,958
Home Depot, Inc.	702,650	26,869,336
Limited Brands	122,157	2,968,415
Lowe’s Cos., Inc.	247,300	14,118,357
Office Depot, Inc.*	100,000	2,218,000
OfficeMax, Inc.^	29,900	1,001,650
RadioShack Corp.	50,700	1,242,150
Sherwin-Williams Co.	40,500	1,781,595
Staples, Inc.	158,450	4,980,084
Tiffany & Co.	46,500	1,605,180
TJX Cos., Inc.	154,100	3,795,483
Toys R US, Inc.*	68,800	1,772,288

		80,404,641

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	61,200	3,465,756
Jones Apparel Group, Inc.	39,100	1,309,459
Liz Claiborne, Inc.	34,700	1,392,511
NIKE, Inc., Class B	73,500	6,123,285
Reebok International Ltd.^	17,900	792,970
V.F. Corp.	32,000	1,892,480

		14,976,461

Total Consumer Discretionary		398,843,774

Consumer Staples (10.3%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	248,600	11,781,154
Brown-Forman Corp., Class B	28,800	1,576,800
Coca-Cola Co.	724,900	30,206,583
Coca-Cola Enterprises, Inc.^	112,800	2,314,656
Molson Coors Brewing Co.^	25,700	1,983,269
Pepsi Bottling Group, Inc.^	63,200	1,760,120
PepsiCo, Inc.	536,960	28,474,989

		78,097,571

Food & Staples Retailing (2.9%)
Albertson’s, Inc.^	117,751	2,431,558
Costco Wholesale Corp.	151,100	6,675,598
CVS Corp.	128,000	6,735,360
Kroger Co.*^	234,200	3,754,226
Safeway, Inc.*	143,100	2,651,643
SUPERVALU, Inc.	43,200	1,440,720
Sysco Corp.	203,800	7,296,040

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Wal-Mart Stores, Inc.	1,084,100	$54,324,251
Walgreen Co.	326,800	14,516,456

		99,825,852

Food Products (1.2%)
Archer-Daniels-Midland Co.	199,366	4,900,416
Campbell Soup Co.	104,100	3,020,982
ConAgra Foods, Inc.	164,900	4,455,598
General Mills, Inc.	116,800	5,740,720
H.J. Heinz Co.	111,950	4,124,238
Hershey Foods Corp.^	70,000	4,232,200
Kellogg Co.	112,300	4,859,221
McCormick & Co., Inc. (Non-Voting)	43,400	1,494,262
Sara Lee Corp.	252,500	5,595,400
Wm. Wrigley Jr. Co.	62,600	4,104,682

		42,527,719

Household Products (1.9%)
Clorox Co.	49,100	3,092,809
Colgate-Palmolive Co.	168,200	8,774,994
Kimberly-Clark Corp.	154,044	10,125,312
Procter & Gamble Co.	807,200	42,781,600

		64,774,715

Personal Products (0.7%)
Alberto-Culver Co.	27,100	1,297,006
Avon Products, Inc.	150,900	6,479,646
Gillette Co.	317,200	16,012,256

		23,788,908

Tobacco (1.4%)
Altria Group, Inc.	661,900	43,281,641
Reynolds American, Inc.^	37,300	3,006,007
UST, Inc.	52,900	2,734,930

		49,022,578

Total Consumer Staples		358,037,343

Energy (8.7%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	108,160	4,812,039
BJ Services Co.	52,000	2,697,760
Halliburton Co.	161,400	6,980,550
Nabors Industries Ltd.*	45,300	2,679,042
National Oilwell Varco, Inc.*	53,700	2,507,790
Noble Corp.	43,400	2,439,514
Rowan Cos., Inc.	34,300	1,026,599
Schlumberger Ltd.	188,700	13,299,576
Transocean, Inc.*^	102,792	5,289,676

		41,732,546

Oil & Gas (7.5%)
Amerada Hess Corp.^	27,300	2,626,533
Anadarko Petroleum Corp.	75,772	5,766,249
Apache Corp.	104,480	6,397,310
Ashland, Inc.	21,200	1,430,364
Burlington Resources, Inc.	123,760	6,196,663
ChevronTexaco Corp.	673,446	39,268,636
ConocoPhillips	222,680	24,013,811
Devon Energy Corp.	153,400	7,324,850
El Paso Corp.	205,796	2,177,322
EOG Resources, Inc.	76,500	3,728,610
Exxon Mobil Corp.	2,043,232	121,776,627
Kerr-McGee Corp.	52,264	4,093,839
Kinder Morgan, Inc.	35,200	2,664,640
Marathon Oil Corp.^	111,000	5,208,120
Occidental Petroleum Corp.	127,100	9,045,707
Sunoco, Inc.	22,200	2,298,144
Unocal Corp.	86,600	5,342,354
Valero Energy Corp.	82,100	6,015,467
Williams Cos., Inc.	182,400	3,430,944
XTO Energy, Inc.	111,166	$3,650,692

		262,456,882

Total Energy		304,189,428

Financials (19.7%)
Capital Markets (2.8%)
Bank of New York Co., Inc.	249,000	7,233,450
Bear Stearns Cos., Inc.	36,253	3,621,675
Charles Schwab Corp.	367,325	3,860,586
E*Trade Financial Corp.*	118,600	1,423,200
Federated Investors, Inc., Class B^	30,400	860,624
Franklin Resources, Inc.	63,300	4,345,545
Goldman Sachs Group, Inc.	143,300	15,761,567
Janus Capital Group, Inc.^	75,600	1,054,620
Lehman Brothers Holdings, Inc.	88,300	8,314,328
Mellon Financial Corp.	135,600	3,870,024
Merrill Lynch & Co., Inc.	297,900	16,861,140
Morgan Stanley	356,010	20,381,572
Northern Trust Corp.	65,100	2,827,944
State Street Corp.	106,700	4,664,924
T. Rowe Price Group, Inc.	39,600	2,351,448

		97,432,647

Commercial Banks (5.8%)
AmSouth Bancorp.	113,550	2,946,622
Bank of America Corp.	1,297,116	57,202,815
BB&T Corp.^	175,500	6,858,540
Comerica, Inc.	54,450	2,999,106
Compass Bancshares, Inc.	39,500	1,793,300
Fifth Third Bancorp^	166,367	7,150,454
First Horizon National Corp.^	39,400	1,607,126
Huntington Bancshares, Inc./Ohio	74,188	1,773,093
KeyCorp^	130,000	4,218,500
M&T Bank Corp.	31,500	3,214,890
Marshall & Ilsley Corp.	66,500	2,776,375
National City Corp.	190,100	6,368,350
North Fork Bancorp, Inc.	150,550	4,176,257
PNC Financial Services Group, Inc .	90,400	4,653,792
Regions Financial Corp.^	148,584	4,814,122
SunTrust Banks, Inc.	108,500	7,819,595
Synovus Financial Corp.^	99,400	2,769,284
U.S. Bancorp .	593,045	17,091,557
Wachovia Corp.	507,368	25,830,105
Wells Fargo & Co.	542,600	32,447,480
Zions Bancorp.	28,800	1,987,776

		200,499,139

Consumer Finance (1.2%)
American Express Co.^	375,400	19,284,298
Capital One Financial Corp.	79,100	5,914,307
MBNA Corp.	408,798	10,035,991
Providian Financial Corp.*^	93,700	1,607,892
SLM Corp.	137,500	6,853,000

		43,695,488

Diversified Financial Services (3.6%)
CIT Group, Inc.	67,400	2,561,200
Citigroup, Inc.	1,672,016	75,140,399
JPMorgan Chase & Co.	1,137,093	39,343,418
Moody’s Corp.	43,900	3,549,754
Principal Financial Group^	95,800	3,687,342

		124,282,113

Insurance (4.1%)
ACE Ltd.	90,900	3,751,443
Aflac, Inc.	160,600	5,983,956
Allstate Corp.	217,376	11,751,347
Ambac Financial Group, Inc.	34,800	2,601,300
American International Group, Inc.	833,457	46,181,852

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Aon Corp.^	101,225	$2,311,979
Chubb Corp.^	61,300	4,859,251
Cincinnati Financial Corp.	50,870	2,218,441
Hartford Financial Services Group, Inc.	94,600	6,485,776
Jefferson-Pilot Corp.	43,650	2,141,032
Lincoln National Corp.	55,800	2,518,812
Loews Corp .	51,100	3,757,894
Marsh & McLennan Cos. Inc.	169,200	5,147,064
MBIA, Inc.^	45,050	2,355,214
MetLife, Inc.	235,400	9,204,140
Progressive Corp.	64,100	5,881,816
Prudential Financial, Inc.	167,700	9,625,980
Safeco Corp.	40,700	1,982,497
St. Paul Travelers Cos., Inc.	214,224	7,868,448
Torchmark Corp.	34,400	1,795,680
UnumProvident Corp.^	95,120	1,618,942
XL Capital Ltd., Class A^	44,500	3,220,465

		143,263,329

Real Estate (0.5%)
Apartment Investment & Management Co. (REIT)^	30,600	1,138,320
Archstone-Smith Trust (REIT)^	63,900	2,179,629
Equity Office Properties Trust (REIT)	129,000	3,886,770
Equity Residential Properties Trust (REIT)^	90,400	2,911,784
Plum Creek Timber Co., Inc. (REIT)^	58,800	2,099,160
Prologis Trust (REIT)	58,800	2,181,480
Simon Property Group, Inc. (REIT)^	70,800	4,289,064

		18,686,207

Thrifts & Mortgage Finance (1.7%)
Countrywide Financial Corp.	185,698	6,027,757
Fannie Mae	309,700	16,863,165
Freddie Mac	220,200	13,916,640
Golden West Financial Corp.^	90,400	5,469,200
MGIC Investment Corp.	31,000	1,911,770
Sovereign Bancorp, Inc.	119,900	2,656,984
Washington Mutual, Inc.	279,423	11,037,209

		57,882,725

Total Financials		685,741,648

Health Care (12.9%)
Biotechnology (1.2%)
Amgen, Inc.*	400,864	23,334,293
Applera Group - Applied Biosystems Group.	62,800	1,239,672
Biogen Idec, Inc.*	106,700	3,682,217
Chiron Corp.*^	47,200	1,654,832
Genzyme Corp.*	79,300	4,539,132
Gilead Sciences, Inc.*	138,500	4,958,300
MedImmune, Inc.*	79,500	1,892,895

		41,301,341

Health Care Equipment & Supplies (2.2%)
Bard (C.R.), Inc.	33,500	2,280,680
Bausch & Lomb, Inc.^	17,200	1,260,760
Baxter International, Inc.	198,300	6,738,234
Becton, Dickinson & Co.	80,900	4,726,178
Biomet, Inc.	80,825	2,933,948
Boston Scientific Corp.*	243,200	7,123,328
Fisher Scientific International, Inc.*^	37,500	2,134,500
Guidant Corp.	103,200	7,626,480
Hospira, Inc.*	49,860	1,608,982
Medtronic, Inc.	387,000	19,717,650
Millipore Corp.*^	15,900	690,060
PerkinElmer, Inc.	41,400	$854,082
St. Jude Medical, Inc.*	115,472	4,156,992
Stryker Corp.	119,900	5,348,739
Thermo Electron Corp.*	51,100	1,292,319
Waters Corp.*	38,700	1,385,073
Zimmer Holdings, Inc.*	79,000	6,146,990

		76,024,995

Health Care Providers & Services (2.5%)
Aetna, Inc.	94,186	7,059,241
AmerisourceBergen Corp.	35,500	2,033,795
Cardinal Health, Inc.	138,725	7,740,855
Caremark Rx, Inc.*	146,200	5,815,836
CIGNA Corp.^	42,100	3,759,530
Express Scripts, Inc.*	24,400	2,127,436
HCA, Inc.	131,700	7,055,169
Health Management Associates, Inc., Class A^	78,000	2,042,040
Humana, Inc.*	51,400	1,641,716
IMS Health, Inc.	74,170	1,809,006
Laboratory Corp. of America Holdings*^	43,200	2,082,240
Manor Care, Inc.^	27,500	999,900
McKesson Corp.	94,381	3,562,883
Medco Health Solutions, Inc.*	88,136	4,368,901
Quest Diagnostics, Inc.	29,200	3,069,796
Tenet Healthcare Corp.*^	149,800	1,727,194
UnitedHealth Group, Inc.	205,300	19,581,514
WellPoint, Inc.*	97,600	12,234,160

		88,711,212

Pharmaceuticals (7.0%)
Abbott Laboratories	498,800	23,254,056
Allergan, Inc.^	42,100	2,924,687
Bristol-Myers Squibb Co.	625,200	15,917,592
Eli Lilly & Co.	362,500	18,886,250
Forest Laboratories, Inc.*	112,400	4,153,180
Johnson & Johnson	951,510	63,903,412
King Pharmaceuticals, Inc.*	77,210	641,615
Merck & Co., Inc.	706,500	22,869,405
Mylan Laboratories, Inc.^	86,100	1,525,692
Pfizer, Inc.	2,387,272	62,713,635
Schering-Plough Corp.	471,900	8,564,985
Watson Pharmaceuticals, Inc.*	35,000	1,075,550
Wyeth	427,500	18,031,950

		244,462,009

Total Health Care		450,499,557

Industrials (11.9%)
Aerospace & Defense (2.2%)
Boeing Co.	266,374	15,572,224
General Dynamics Corp.	64,100	6,861,905
Goodrich Corp.	38,400	1,470,336
Honeywell International, Inc.	272,212	10,129,009
L-3 Communications Holdings, Inc.	36,900	2,620,638
Lockheed Martin Corp.	128,408	7,840,592
Northrop Grumman Corp.	115,320	6,224,974
Raytheon Co.	145,000	5,611,500
Rockwell Collins, Inc.	57,100	2,717,389
United Technologies Corp.	163,900	16,662,074

		75,710,641

Air Freight & Logistics (1.0%)
FedEx Corp.	96,460	9,062,417
Ryder System, Inc.	20,500	854,850
United Parcel Service, Inc., Class B	358,100	26,048,194

		35,965,461

Airlines (0.1%)
Delta Air Lines, Inc.*^	44,700	181,035

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Airlines Co.	235,668	$3,355,912

		3,536,947

Building Products (0.2%)
American Standard Cos., Inc.	57,600	2,677,248
Masco Corp.	143,300	4,968,211

		7,645,459

Commercial Services & Supplies (0.9%)
Allied Waste Industries, Inc.*^	86,800	634,508
Apollo Group, Inc., Class A*^	53,000	3,925,180
Avery Dennison Corp.^	32,500	2,012,725
Cendant Corp.	337,579	6,933,873
Cintas Corp.^	47,800	1,974,618
Equifax, Inc.	43,200	1,325,808
H&R Block, Inc.^	52,900	2,675,682
Monster Worldwide, Inc.*^	38,600	1,082,730
Pitney Bowes, Inc.	73,800	3,329,856
R.R. Donnelley & Sons Co. (New York Exchange)	68,900	2,178,618
Robert Half International, Inc.	51,500	1,388,440
Waste Management, Inc.	181,856	5,246,545

		32,708,583

Construction & Engineering (0.1%)
Fluor Corp.^	27,400	1,518,782

Electrical Equipment (0.5%)
American Power Conversion Corp.	57,500	1,501,325
Cooper Industries Ltd., Class A	29,700	2,124,144
Emerson Electric Co.	134,200	8,713,606
Rockwell Automation, Inc.	56,000	3,171,840

		15,510,915

Industrial Conglomerates (4.8%)
3M Co.	247,200	21,182,568
General Electric Co.	3,391,600	122,301,096
Textron, Inc.	43,300	3,231,046
Tyco International Ltd.	644,152	21,772,338

		168,487,048

Machinery (1.4%)
Caterpillar, Inc.	109,800	10,040,112
Cummins, Inc.^	13,700	963,795
Danaher Corp.	88,100	4,705,421
Deere & Co.	79,000	5,303,270
Dover Corp.	65,200	2,463,908
Eaton Corp.	48,900	3,198,060
Illinois Tool Works, Inc.	87,900	7,869,687
Ingersoll-Rand Co., Class A	55,450	4,416,593
ITT Industries, Inc.	29,500	2,662,080
Navistar International Corp.*^	21,000	764,400
PACCAR, Inc.	55,600	4,024,884
Pall Corp.	39,600	1,073,952
Parker-Hannifin Corp.	38,450	2,342,374

		49,828,536

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	121,053	6,528,388
CSX Corp.^	69,000	2,873,850
Norfolk Southern Corp.	128,100	4,746,105
Union Pacific Corp.	83,500	5,819,950

		19,968,293

Trading Companies & Distributors (0.1%)
Grainger (W.W.), Inc.	26,700	1,662,609

Total Industrials		412,543,274

Information Technology (15.0%)
Communications Equipment (2.4%)
ADC Telecommunications, Inc.*^	259,400	516,206
Andrew Corp.*^	51,500	603,065
Avaya, Inc.*.	153,577	$1,793,779
CIENA Corp.*^	183,100	314,932
Cisco Systems, Inc.*	2,068,400	37,003,676
Comverse Technology, Inc.*	63,200	1,593,904
Corning, Inc.*	451,042	5,020,097
JDS Uniphase Corp.*^	462,200	771,874
Lucent Technologies, Inc.*^	1,417,786	3,898,912
Motorola, Inc.	784,502	11,743,995
QUALCOMM, Inc.	526,600	19,299,890
Scientific-Atlanta, Inc.	48,600	1,371,492
Tellabs, Inc.*	147,800	1,078,940

		85,010,762

Computers & Peripherals (3.8%)
Apple Computer, Inc.*	261,500	10,896,705
Dell, Inc.*	786,800	30,228,856
EMC Corp.*	769,650	9,482,088
Gateway, Inc.*^	95,600	385,268
Hewlett-Packard Co.	926,472	20,326,796
International Business Machines Corp.	522,400	47,736,912
Lexmark International, Inc. Class A*.	40,500	3,238,785
NCR Corp.*	59,600	2,010,904
Network Appliance, Inc.*^	117,100	3,238,986
Logic Corp.*^	29,400	1,190,700
Sun Microsystems, Inc.*^	1,080,800	4,366,432

		133,102,432

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	138,223	3,068,550
Jabil Circuit, Inc.*	58,700	1,674,124
Molex, Inc.^	53,650	1,414,214
Sanmina-SCI Corp.	167,400	873,828
Solectron Corp.*	310,700	1,078,129
Symbol Technologies, Inc.	77,600	1,124,424
Tektronix, Inc.	28,500	699,105

		9,932,374

Internet Software & Services (0.4%)
Yahoo!, Inc.*	418,100	14,173,590

IT Services (1.1%)
Affiliated Computer Services, Inc., Class A*	40,500	2,156,220
Automatic Data Processing, Inc.	186,600	8,387,670
Computer Sciences Corp.*	61,100	2,801,435
Convergys Corp.*^	45,400	677,822
Electronic Data Systems Corp.	165,600	3,422,952
First Data Corp.	256,549	10,084,941
Fiserv, Inc.*^	61,800	2,459,640
Paychex, Inc.	113,775	3,734,096
Sabre Holdings Corp., Class A	42,042	919,879
Sungard Data Systems, Inc.*	92,400	3,187,800
Unisys Corp.*	107,900	761,774

		38,594,229

Office Electronics (0.1%)
Xerox Corp.*	306,300	4,640,445

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*^	126,000	2,031,120
Altera Corp.*	119,100	2,355,798
Analog Devices, Inc.	119,200	4,307,888
Applied Materials, Inc.*	533,600	8,671,000
Applied Micro Circuits Corp.*	98,500	324,065
Broadcom Corp., Class A*	101,100	3,024,912
Freescale Semiconductor, Inc. Class B*	128,400	2,214,900
Intel Corp.	1,992,500	46,285,775
KLA-Tencor Corp.*	62,900	2,894,029

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Linear Technology Corp.	98,200	$3,762,042
LSI Logic Corp.*	123,100	688,129
Maxim Integrated Products, Inc.^	104,500	4,270,915
Micron Technology, Inc.*^	196,400	2,030,776
National Semiconductor Corp.^	113,600	2,341,296
Novellus Systems, Inc.*^	44,700	1,194,831
NVIDIA Corp.*	53,100	1,261,656
PMC-Sierra, Inc.*	57,500	506,000
Teradyne, Inc.*^	62,100	906,660
Texas Instruments, Inc.^	550,781	14,039,408
Xilinx, Inc.	111,500	3,259,145

		106,370,345

Software (3.8%)
Adobe Systems, Inc.	77,900	5,232,543
Autodesk, Inc.	73,400	2,184,384
BMC Software, Inc.*	70,800	1,062,000
Citrix Systems, Inc.*	54,200	1,291,044
Computer Associates International, Inc.	170,225	4,613,097
Compuware Corp.*	123,900	892,080
Electronic Arts, Inc.*	98,500	5,100,330
Intuit, Inc.*	59,300	2,595,561
Mercury Interactive Corp.*^	27,000	1,279,260
Microsoft Corp.	3,237,800	78,257,626
Novell, Inc.*^	121,200	722,352
Oracle Corp.*	1,437,820	17,943,994
Parametric Technology Corp.*	86,500	483,535
Siebel Systems, Inc.*	164,700	1,503,711
Symantec Corp.*	227,000	4,841,910
VERITAS Software Corp.*	135,000	3,134,700

		131,138,127

Total Information Technology		522,962,304

Materials (3.2%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	72,800	4,607,512
Dow Chemical Co.	305,101	15,209,285
DuPont (E.I.) de Nemours & Co.	319,026	16,346,892
Eastman Chemical Co.^	24,900	1,469,100
Ecolab, Inc.	70,600	2,333,330
Engelhard Corp.	39,000	1,171,170
Great Lakes Chemical Corp.	16,400	526,768
Hercules, Inc.*^	35,800	518,384
International Flavors & Fragrances, Inc.^	28,300	1,117,850
Monsanto Co.	85,199	5,495,336
PPG Industries, Inc.	55,400	3,962,208
Praxair, Inc.	103,300	4,943,938
Rohm & Haas Co.^	62,206	2,985,888
Sigma-Aldrich Corp.^	22,000	1,347,500

		62,035,161

Construction Materials (0.0%)
Vulcan Materials Co.	32,900	1,869,707

Containers & Packaging (0.2%)
Ball Corp.	35,200	1,460,096
Bemis Co.^	34,200	1,064,304
Pactiv Corp.*	47,400	1,106,790
Sealed Air Corp.*	26,717	1,387,681
Temple-Inland, Inc.	18,300	1,327,665

		6,346,536

Metals & Mining (0.7%)
Alcoa, Inc.	278,848	8,474,191
Allegheny Technologies, Inc.	28,550	688,340
Freeport-McMoRan Copper & Gold, Inc., Class B^	57,200	2,265,692
Newmont Mining Corp.	142,000	5,999,500
Nucor Corp.	51,100	2,941,316
Phelps Dodge Corp.	30,948	$3,148,340
United States Steel Corp.	36,500	1,856,025

		25,373,404

Paper & Forest Products (0.5%)
Georgia-Pacific Corp.	83,104	2,949,361
International Paper Co.	156,835	5,769,959
Louisiana-Pacific Corp.^	35,400	889,956
MeadWestvaco Corp.	64,829	2,062,859
Weyerhaeuser Co.	77,700	5,322,450

		16,994,585

Total Materials		112,619,393

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.8%)
ALLTEL Corp.^	96,800	5,309,480
AT&T Corp.^	256,023	4,800,431
BellSouth Corp.	586,000	15,405,940
CenturyTel, Inc.	43,050	1,413,762
Citizens Communications Co.^	107,300	1,388,462
Qwest Communications International, Inc.*^	534,743	1,978,549
SBC Communications, Inc.^	1,057,033	25,041,112
Sprint Corp.	472,900	10,758,475
Verizon Communications, Inc.	886,346	31,465,283

		97,561,494

Wireless Telecommunication Services (0.3%)
Nextel Communications, Inc., Class A*	360,500	10,245,410

Total Telecommunication Services		107,806,904

Utilities (3.2%)
Electric Utilities (2.1%)
Allegheny Energy, Inc.*^	43,900	906,974
Ameren Corp.^	62,500	3,063,125
American Electric Power Co., Inc.	122,680	4,178,481
CenterPoint Energy, Inc.	92,500	1,112,775
Cinergy Corp.	61,200	2,479,824
Consolidated Edison, Inc.^	77,600	3,273,168
DTE Energy Co.	55,600	2,528,688
Edison International, Inc.	104,200	3,617,824
Entergy Corp.	68,200	4,819,012
Exelon Corp.	212,700	9,760,803
FirstEnergy Corp.	105,501	4,425,767
FPL Group, Inc.	125,100	5,022,765
PG&E Corp.^	115,400	3,935,140
Pinnacle West Capital Corp.	29,300	1,245,543
PPL Corp.^	60,544	3,268,770
Progress Energy, Inc.^	79,000	3,314,050
Southern Co.	237,700	7,565,991
TECO Energy, Inc.^	66,000	1,034,880
TXU Corp.	76,900	6,123,547
Xcel Energy, Inc.	128,245	2,203,249

		73,880,376

Gas Utilities (0.2%)
KeySpan Corp.^	51,400	2,003,058
Nicor, Inc.^	14,100	522,969
NiSource, Inc.	86,759	1,977,238
Peoples Energy Corp.^	12,100	507,232

		5,010,497

Multi-Utilities & Unregulated Power (0.9%)
AES Corp.*	207,600	3,400,488
Calpine Corp.*^	170,900	478,520
CMS Energy Corp.*^	62,500	815,000
Constellation Energy Group, Inc.	56,600	2,926,220
Dominion Resources, Inc.	109,023	8,114,582
Duke Energy Corp.^	300,060	8,404,681

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Dynegy, Inc., Class A*^	105,913	$414,120
Public Service Enterprise Group, Inc.^	76,300	4,149,957
Sempra Energy	76,122	3,032,700

		31,736,268

Total Utilities		110,627,141

Total Common Stocks (99.5%) (Cost $3,154,055,656)		3,463,870,766

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Securities (0.3%)
Federal Home Loan Bank
2.55%, 4/1/05 (o)	$6,800,000	6,799,518
U.S. Treasury Bills
2.61%, 7/14/05 (o)#	2,500,000	2,480,183

Total Government Securities		9,279,701

Short-Term Investments of Cash Collateral for Securities Loaned (4.6%)
Barclays London
2.74%, 5/11/05	10,004,292	10,004,292
Bavaria TRR Corp.
2.83%, 4/21/05	9,976,500	9,976,500
CC UAS, Inc.
2.74%, 4/25/05	24,888,146	24,888,146
CC USA, Inc.
2.92%, 10/28/05 (l)	3,002,462	3,002,462
Concord Minutemen C.C. LLC,
Series A
2.87%, 5/24/05	9,930,333	9,930,333
Dexia Bank BXL
2.87%, 4/1/05	10,000,000	10,000,000
Eureka Securitization
2.74%, 5/5/05	4,970,533	4,970,533
Five Finance, Inc.
2.74%, 4/22/05	9,459,657	9,459,657
General Electric Capital Corp.
2.96%, 3/29/06 (l)	5,002,487	5,002,487
ING USA
2.88%, 5/18/05	10,000,000	10,000,000
K2 (USA) LLC
2.81%, 4/28/05 (l)	$10,013,709	$10,013,709
Macquarie Bank Ltd.
2.70%, 4/14/05	24,904,730	24,904,730
Morgan Stanley Institutional
Liquidity Funds
2.71%, 4/1/05	3,722,555	3,722,555
Swedbank N.Y.
2.81%, 7/14/06 (l)	2,997,880	2,997,880
Tango Finance Corp.
2.73%, 8/8/05 (l)	10,000,000	10,000,000
Westdeutsche Landesbank N.Y.
2.84%, 6/22/05 (l)	9,999,368	9,999,368

Total Short-Term Investments of Cash Collateral for Securities Loaned		158,872,652

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.24%, 4/1/05	$76,390	76,390

Total Short-Term Debt Securities (4.9%) (Amortized Cost $168,228,743)		168,228,743

Total Investments (104.4%) (Cost/Amortized Cost $3,322,284,399)		$3,632,099,509
Other Assets Less Liabilities (-4.4%)		(151,638,419)

Net Assets (100%)		$3,480,461,090

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

Glossary:

REIT — Real Estate Investment Trust

At March 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/05	Unrealized Appreciation
S&P 500 Index	8	June-05	$2,366,800	$2,367,800	$1,000

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$66,292,308
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	64,193,174

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$750,546,177
Aggregate gross unrealized depreciation	(445,451,412)

Net unrealized appreciation	$305,094,765

Federal income tax cost of investments	$3,327,004,744

At March 31, 2005, the Portfolio had loaned securities with a total value of $156,076,437. This was secured by collateral of $158,872,652 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $35,934,237 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.3%)
Hotels, Restaurants & Leisure (5.0%)
International Game Technology	60,200	$1,604,932
Shuffle Master, Inc.*^	82,500	2,389,200
Starwood Hotels & Resorts Worldwide, Inc.	47,500	2,851,425
Wynn Resorts Ltd.*^	34,000	2,303,160

		9,148,717

Internet & Catalog Retail (1.3%)
eBay, Inc.*	62,400	2,325,024

Media (2.4%)
Comcast Corp., Class A*	57,000	1,925,460
Omnicom Group.	27,500	2,434,300

		4,359,760

Specialty Retail (3.9%)
Best Buy Co., Inc.	35,900	1,938,959
Chico’s FAS, Inc.*	125,000	3,532,500
Steiner Leisure Ltd.*^	55,000	1,797,950

		7,269,409

Textiles, Apparel & Luxury Goods (4.7%)
Coach, Inc.*	83,000	4,700,290
Quicksilver, Inc.*	95,000	2,757,850
Wolverine World Wide, Inc.	55,000	1,178,650

		8,636,790

Total Consumer Discretionary		31,739,700

Consumer Staples (7.7%)
Beverages (1.0%)
PepsiCo, Inc.	34,000	1,803,020

Food & Staples Retailing (1.8%)
BJ’s Wholesale Club, Inc.*	30,000	931,800
United Natural Foods, Inc.*^	23,300	667,079
Walgreen Co.	40,000	1,776,800

		3,375,679

Food Products (1.9%)
McCormick & Co., Inc. (Non-Voting)	100,000	3,443,000

Household Products (1.4%)
Rayovac Corp.*^	60,000	2,496,000

Personal Products (1.6%)
Estee Lauder Cos., Inc. (The) Class A	65,000	2,923,700

Total Consumer Staples		14,041,399

Energy (7.6%)
Energy Equipment & Services (2.2%)
Diamond Offshore Drilling, Inc.^	20,000	998,000
Halliburton Co.	25,000	1,081,250
Weatherford International Ltd.*	33,000	1,912,020

		3,991,270

Oil & Gas (5.4%)
Anadarko Petroleum Corp.	15,000	1,141,500
Apache Corp.	41,700	2,553,291
Devon Energy Corp.	39,500	1,886,125
Spinnaker Exploration Co.*^	30,000	1,065,900
XTO Energy, Inc.	102,733	3,373,752

		10,020,568

Total Energy		14,011,838

Financials (1.0%)
Consumer Finance (1.0%)
American Express Co.	34,000	1,746,580

Total Financials		1,746,580

Health Care (23.3%)
Biotechnology (2.1%)
Genentech, Inc.*	22,500	$1,273,725
Martek Biosciences Corp.*	46,000	2,676,740

		3,950,465

Health Care Equipment & Supplies (9.0%)
Alcon, Inc.	30,000	2,678,700
Baxter International, Inc.	55,000	1,868,900
Beckman Coulter, Inc.	26,000	1,727,700
Cooper Cos., Inc.	43,000	3,134,700
Kinetic Concepts, Inc.*	30,000	1,789,500
Medtronic, Inc.	45,280	2,307,016
St. Jude Medical, Inc.*	37,800	1,360,800
Stryker Corp.	36,800	1,641,648

		16,508,964

Health Care Providers & Services (8.4%)
Aetna, Inc.	64,000	4,796,800
American Healthways, Inc.*^	66,500	2,195,830
Caremark Rx, Inc.*	110,000	4,375,800
Community Health Systems, Inc.*	58,000	2,024,780
Coventry Health Care, Inc.*	30,000	2,044,200

		15,437,410

Pharmaceuticals (3.8%)
Eli Lilly & Co.	22,000	1,146,200
Endo Pharmaceuticals Holdings, Inc.*	125,000	2,818,750
Johnson & Johnson	20,000	1,343,200
Pfizer, Inc.	35,000	919,450
Salix Pharmaceuticals Ltd.*^	40,000	659,600

		6,887,200

Total Health Care		42,784,039

Industrials (7.6%)
Aerospace & Defense (1.1%)
Lockheed Martin Corp.	32,000	1,953,920

Electrical Equipment (2.4%)
Cooper Industries Ltd., Class A	60,900	4,355,568

Industrial Conglomerates (3.6%)
General Electric Co.	134,000	4,832,040
Tyco International Ltd.	53,000	1,791,400

		6,623,440

Trading Companies & Distributors (0.5%)
Fastenal Co.^	17,000	940,270

Total Industrials		13,873,198

Information Technology (28.0%)
Communications Equipment (3.5%)
Corning, Inc.*	175,000	1,947,750
Motorola, Inc.	120,000	1,796,400
QUALCOMM, Inc.	71,400	2,616,810

		6,360,960

Computers & Peripherals (3.9%)
Apple Computer, Inc.*	60,000	2,500,200
Dell, Inc.*	50,000	1,921,000
Network Appliance, Inc.*	45,000	1,244,700
QLogic Corp.*	35,000	1,417,500

		7,083,400

Electronic Equipment & Instruments (1.0%)
Flextronics International Ltd.*	155,000	1,866,200

Internet Software & Services (4.4%)
Google, Inc., Class A*	11,000	1,985,610
VeriSign, Inc.*	140,000	4,018,000
Yahoo!, Inc.*	60,000	2,034,000

		8,037,610

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (4.1%)
Affiliated Computer Services, Inc., Class A*	65,000	$3,460,600
Cognizant Technology Solutions Corp., Class A*	90,000	4,158,000

		7,618,600

Office Electronics (1.2%)
Zebra Technologies Corp., Class A*	45,500	2,160,795

Semiconductors & Semiconductor Equipment (5.7%)
Altera Corp.*	125,000	2,472,500
Intel Corp.	86,500	2,009,395
Lam Research Corp.*	30,000	865,800
Marvell Technology Group Ltd.*	96,000	3,680,640
Tessera Technologies, Inc.*	35,000	1,513,050

		10,541,385

Software (4.2%)
Autodesk, Inc.	43,000	1,279,680
Cadence Design Systems, Inc.*	130,000	1,943,500
Cogent, Inc.*	25,000	629,500
Cognos, Inc.^*	25,000	1,048,500
Microsoft Corp.	115,000	2,779,550

		7,680,730

Total Information Technology		51,349,680

Materials (4.1%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	51,000	3,227,790

Metals & Mining (2.3%)
Massey Energy Co.^	77,400	3,099,096
Nucor Corp.	20,500	1,179,980

		4,279,076

Total Materials		7,506,866

Total Common Stocks (96.6%) (Cost $163,970,578)		177,053,300

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (12.1%)
Barclays Capital
2.85%, 4/1/05	4,157,792	4,157,792
CC USA, Inc.
2.92%, 10/28/05 (l)	1,000,821	1,000,821
Clipper Receivables Corp.
2.81%, 4/18/05	997,589	997,589
Concord Minutemen C.C. LLC, Series A
2.87%, 5/24/05	1,986,067	1,986,067
Dresdner Bank AG
2.93%, 4/1/05	2,000,000	2,000,000
Giro Multi Funding
2.81%, 4/20/05	1,995,325	1,995,325
Nomura Securities
2.95%, 4/1/05	9,000,000	9,000,000
Old Line Funding
2.81%, 5/2/05	996,422	996,422

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,134,016

Time Deposit (3.6%)
JPMorgan Chase Nassau
2.24%, 4/1/05	$6,608,647	$6,608,647

Total Short-Term Debt Securities (15.7%) (Amortized Cost $28,742,663).		28,742,663

Total Investments (112.3%) (Cost/Amortized Cost $192,713,241)		205,795,963
Other Assets Less Liabilities (-12.3%)		(22,470,705)

Net Assets (100%)		$183,325,258

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$76,274,607
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	71,188,259

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,877,009
Aggregate gross unrealized depreciation	(4,395,652)

Net unrealized appreciation	$12,481,357

Federal income tax cost of investments	$193,314,606

At March 31, 2005, the Portfolio had loaned securities with a total value of $21,764,632. This was secured by collateral of $22,134,016 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $500 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.0%)
Automobiles (2.0%)
Porsche AG (Non-Voting)	7,100	$5,176,635
Renault S.A.	196,363	17,583,499

		22,760,134

Commercial Services & Supplies (1.5%)
Knoll, Inc.	1,019,200	17,000,256

Hotels, Restaurants & Leisure (5.4%)
Royal Caribbean Cruises Ltd.^	1,055,200	47,156,888
Wendy’s International, Inc.	388,100	15,151,424

		62,308,312

Household Durables (4.6%)
Harman International Industries, Inc.	603,700	53,403,302

Leisure Equipment & Products (2.0%)
Eastman Kodak Co.	725,900	23,628,045

Media (8.3%)
DreamWorks Animation SKG, Inc., Class A*	157,200	6,399,612
Getty Images, Inc.*	129,800	9,230,078
NTL, Inc.*	470,963	29,986,214
Omnicom Group, Inc.	520,900	46,110,068
Salem Communications Corp., Class A*^	201,104	4,142,743

		95,868,715

Specialty Retail (2.2%)
Tiffany & Co.	749,100	25,858,932

Textiles, Apparel & Luxury Goods (0.0%)
Carter’s, Inc.*^	17,400	691,650

Total Consumer Discretionary		301,519,346

Consumer Staples (5.5%)
Beverages (1.4%)
Molson Coors Brewing Co.^	202,100	15,596,057

Commercial Services & Supplies (0.3%)
DeVry, Inc.*^	190,600	3,606,152

Food & Staples Retailing (2.3%)
Safeway, Inc.*	1,444,100	26,759,173

Food Products (1.5%)
Archer-Daniels-Midland Co.	709,300	17,434,594

Total Consumer Staples		63,395,976

Energy (10.4%)
Energy Equipment & Services (10.4%)
BJ Services Co.	58,900	3,055,732
Cooper Cameron Corp.*	186,300	10,658,223
ENSCO International, Inc.	65,600	2,470,496
Grant Prideco, Inc.*	704,400	17,018,304
National-Oilwell Varco, Inc.*	841,342	39,290,671
Noble Corp.	210,200	11,815,342
SEACOR Holdings, Inc.*^	171,800	10,952,250
Weatherford International Ltd.*	449,670	26,053,880

Total Energy		121,314,898

Financials (4.0%)
Diversified Financial Services (3.0%)
Archipelago Holdings, Inc.*^	631,015	11,168,966
Calamos Asset Management, Inc., Class A	889,400	23,942,648

		35,111,614

Insurance (1.0%)
Ambac Financial Group, Inc.	148,100	$11,070,475

Total Financials		46,182,089

Health Care (4.2%)
Biotechnology (0.9%)
Neurocrine Biosciences, Inc.*^	272,100	10,356,126

Health Care Equipment & Supplies (2.4%)
Cyberonics, Inc.*	201,400	8,895,838
Cytyc Corp.*	661,700	15,225,717
Fisher Scientific International, Inc.*	71,568	4,073,651

		28,195,206

Pharmaceuticals (0.9%)
Watson Pharmaceuticals, Inc.*	323,900	9,953,447

Total Health Care		48,504,779

Industrials (13.0%)
Aerospace & Defense (2.6%)
Empresa Brasileira de Aeronautica S.A. (ADR)^	946,300	29,619,190

Airlines (1.0%)
WestJet Airlines Ltd.*	889,900	11,511,291

Commercial Services & Supplies (3.9%)
Career Education Corp.*	788,737	27,022,130
Universal Technical Institute, Inc.*^	280,640	10,327,552
Wright Express Corp.*	470,300	8,042,130

		45,391,812

Construction & Engineering (1.4%)
Dycom Industries, Inc.*^	265,380	6,101,086
Fluor Corp.	186,200	10,321,066

		16,422,152

Machinery (1.2%)
ITT Industries, Inc.	11,500	1,037,760
Pentair, Inc.	328,200	12,799,800

		13,837,560

Road & Rail (2.9%)
Burlington Northern Santa Fe Corp.	211,200	11,390,016
CSX Corp.	212,300	8,842,295
Norfolk Southern Corp.	370,800	13,738,140

		33,970,451

Total Industrials		150,752,456

Information Technology (7.4%)
Communications Equipment (2.4%)
Research In Motion Ltd.*^	373,980	28,579,551

Computers & Peripherals (0.9%)
Seagate Technology*	512,300	10,015,465

Electronic Equipment & Instruments (1.3%)
Symbol Technologies, Inc.	1,053,000	15,257,970

IT Services (0.4%)
BearingPoint, Inc.*^	504,400	4,423,588

Semiconductors & Semiconductor Equipment (0.4%)
Freescale Semiconductor, Inc., Class B*	263,800	4,550,550

Software (2.0%)
Macrovision Corp.*^	4,427	100,891
NAVTEQ Corp.*	135,900	5,891,265

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Symantec Corp.*	824,492	$17,586,415

		23,578,571

Total Information Technology		86,405,695

Materials (12.8%)
Chemicals (9.8%)
Agrium, Inc. (New York Exchange)	44,400	810,300
Agrium, Inc. (Toronto Exchange)	105,100	1,925,914
Lyondell Chemical Co.^	210,150	5,867,388
Monsanto Co.	622,100	40,125,450
Mosaic Co.*^	782,300	13,346,038
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	39,300	3,447,135
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	375,500	32,860,005
Wellman, Inc.^	1,090,381	15,766,909

		114,149,139

Metals & Mining (3.0%)
Newmont Mining Corp.	619,000	26,152,750
Novelis, Inc.	378,400	8,288,300

		34,441,050

Total Materials		148,590,189

Telecommunication Services (15.4%)
Diversified Telecommunication Services (4.7%)
Citizens Communications Co.	1,959,849	25,360,446
Indosat Tbk PT (ADR)^	407,666	10,538,166
Philippine Long Distance Telephone Co. (ADR)^	278,600	7,023,506
Telewest Global, Inc.*	325,000	5,781,750
TELUS Corp. (Non-Voting)	209,300	6,440,665

		55,144,533

Wireless Telecommunication Services (10.7%)
American Tower Corp., Class A*	1,441,390	26,276,540
Crown Castle International Corp.*	49,000	786,940
Nextel Communications, Inc., Class A*	3,411,000	96,940,620

		124,004,100

Total Telecommunication Services		179,148,633

Total Common Stocks (98.7%) (Cost $1,029,630,982)		1,145,814,061

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (11.9%)
Barclays Capital
2.85%, 4/1/05	$20,066,981	20,066,981
Barclays London
2.74%, 5/11/05	12,005,151	12,005,151
Concord Minutemen C.C. LLC, Series A
2.87%, 5/24/05	1,986,067	1,986,067
General Electric Capital Corp.
2.96%, 3/29/06 (l)	7,003,482	7,003,482
2.98%, 5/12/06 (l)	5,013,002	5,013,002
General Electric Co.
2.68%, 10/24/05 (l)	5,002,324	5,002,324
Giro Funding U.S. Corp.
2.97%, 6/15/05	1,984,922	1,984,922
Goldman Sachs Group LP
2.79%, 2/15/06 (l)	$2,000,112	$2,000,112
HSBC Finance Corp.
2.68%, 4/4/05	9,959,208	9,959,208
ING USA
2.88%, 5/18/05	6,000,000	6,000,000
Merrill Lynch and Co.
2.72%, 10/19/06 (l)	10,000,000	10,000,000
Metropolitan Life Global Funding
3.09%, 3/17/06 (l)	4,997,904	4,997,904
Monumental Global Funding II
2.59%, 7/6/05 (l)	5,000,314	5,000,314
Morgan Stanley
3.06%, 3/31/06 (l)	7,500,000	7,500,000
Nomura Securities
2.95%, 4/1/05	7,000,000	7,000,000
Nordeutsche Landesbank N.Y.
2.86%, 3/30/06 (l)	19,986,289	19,986,289
Westdeutsche Landesbank N.Y.
2.84%, 7/13/05 (l)	11,997,601	11,997,601

Total Short-Term Investments of Cash Collateral for Securities Loaned		137,503,357

Time Deposit (3.5%)
JPMorgan Chase Nassau
2.24%, 4/1/05	40,800,269	40,800,269

Total Short-Term Debt Securities (15.4%) (Amortized Cost $178,303,626)		178,303,626

Total Investments (114.1%) (Cost/Amortized Cost $1,207,934,608)		1,324,117,687
Other Assets Less Liabilities (-14.1%)		(163,962,781)

Net Assets (100%)		$1,160,154,906

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$361,185,838
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	311,900,499

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,295,131
Aggregate gross unrealized depreciation	(25,529,403)

Net unrealized appreciation	$112,765,728

Federal income tax cost of investments	$1,211,351,959

At March 31, 2005, the Portfolio had loaned securities with a total value $136,471,922. This was secured by collateral of $137,503,357 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Auto Components (0.6%)
BorgWarner, Inc.^	29,700	$1,445,796
Keystone Automotive Industries, Inc.*^	212,700	4,926,132
Noble International Ltd.^	121,600	2,755,456

		9,127,384

Distributors (0.5%)
Advanced Marketing Services, Inc.*^	163,600	981,600
BlueLinx Holdings, Inc.	244,900	3,308,599
LKQ Corp.*^	142,598	2,861,942

		7,152,141

Hotels, Restaurants & Leisure (3.1%)
Ambassadors Group, Inc.^	101,483	3,391,562
Brinker International, Inc.*	158,060	5,724,933
Caesars Entertainment, Inc.*^	90,400	1,789,016
CBRL Group, Inc.	19,100	788,830
Dominos Pizza, Inc.^	334,400	6,249,936
Harrah’s Entertainment, Inc.^	14,900	962,242
Hilton Hotels Corp.	79,600	1,779,060
Mandalay Resort Group.	40,120	2,828,059
Nevada Gold & Casinos, Inc.*^	87,429	1,119,091
Outback Steakhouse, Inc.	133,700	6,122,123
Royal Caribbean Cruises Ltd.^	228,760	10,223,284
Wendy’s International, Inc.	141,000	5,504,640

		46,482,776

Household Durables (1.7%)
Blount International, Inc.*^	167,300	2,840,754
Jarden Corp.*^	234,600	10,763,448
Newell Rubbermaid, Inc.	184,300	4,043,542
Sony Corp. (ADR)	25,000	1,000,500
William Lyon Homes, Inc.*^	39,300	3,014,310
Yankee Candle Co., Inc.*	87,200	2,764,240

		24,426,794

Internet & Catalog Retail (0.3%)
Insight Enterprises, Inc.*^	245,200	4,305,712

Leisure Equipment & Products (1.0%)
Brunswick Corp.	92,600	4,338,310
Eastman Kodak Co.	170,100	5,536,755
K2, Inc.*^	119,700	1,645,875
RC2 Corp.*^	98,351	3,343,934

		14,864,874

Media (1.3%)
E.W. Scripps Co., Class A	27,800	1,355,250
Emmis Communications Corp., Class A*^	114,326	2,197,346
Lamar Advertising Co., Class A*	38,644	1,556,967
New Frontier Media, Inc.*^	556,662	3,982,360
Reader’s Digest Association, Inc. (Non-Voting)^	210,500	3,643,755
Tribune Co.	72,500	2,890,575
Viacom, Inc., Class B	89,743	3,125,748

		18,752,001

Multiline Retail (1.1%)
Big Lots, Inc.*^	365,120	4,388,743
Dollar Tree Stores, Inc.*	157,500	4,524,975
Family Dollar Stores, Inc.	98,300	2,984,388
Nordstrom, Inc.	79,090	4,380,004

		16,278,110

Specialty Retail (4.0%)
Asbury Automotive Group, Inc.*^	224,000	$3,449,600
Autonation, Inc.*	102,400	1,939,456
Big 5 Sporting Goods Corp.^	255,500	6,310,850
Blockbuster, Inc., Class A^	11,991	105,880
Blockbuster, Inc., Class B	11,991	100,245
Group 1 Automotive, Inc.*^	25,000	657,500
Lithia Motors, Inc.^	144,647	3,704,410
Men’s Wearhouse, Inc.*^	86,600	3,655,386
Office Depot, Inc.*	93,400	2,071,612
OfficeMax, Inc.^	50,500	1,691,750
Pacific Sunwear of California, Inc.*	150,500	4,210,990
Pep Boys Manny, Moe & Jack^	158,100	2,779,398
Pier 1 Imports, Inc.^	231,200	4,214,776
Pomeroy IT Solutions, Inc.*^	87,084	1,297,551
Regis Corp.	129,500	5,300,435
Select Comfort Corp.*^	7,900	161,476
Sports Authority, Inc.*^	132,900	3,654,750
Stage Stores, Inc.*^	38,900	1,493,371
TBC Corp.*^	39,744	1,107,268
Tiffany & Co.	123,400	4,259,768
Toys R US, Inc.*	36,000	927,360
United Auto Group, Inc.^	99,500	2,769,085
Whitehall Jewelers, Inc.*^	377,100	2,677,410

		58,540,327

Textiles, Apparel & Luxury Goods (0.6%)
Liz Claiborne, Inc.	129,200	5,184,796
Perry Ellis International, Inc.*^	126,700	2,843,148
Warnaco Group, Inc.*^	67,390	1,620,056

		9,648,000

Total Consumer Discretionary		209,578,119

Consumer Staples (2.0%)
Beverages (0.1%)
Cott Corp. (New York Exchange)*	34,900	845,627
Cott Corp. (Toronto Exchange)*^	32,800	796,787

		1,642,414

Food & Staples Retailing (1.2%)
BJ’s Wholesale Club, Inc.*^	361,700	11,234,402
Safeway, Inc.*	317,440	5,882,163

		17,116,565

Food Products (0.4%)
Bunge Ltd.^	26,200	1,411,656
Dean Foods Co.*	125,510	4,304,993

		5,716,649

Household Products (0.3%)
Colgate-Palmolive Co.	97,300	5,076,141

Total Consumer Staples		29,551,769

Energy (11.1%)
Energy Equipment & Services (6.2%)
Baker Hughes, Inc.	120,690	5,369,498
BJ Services Co.	80,500	4,176,340
Cooper Cameron Corp.*	111,810	6,396,650
ENSCO International, Inc.	90,200	3,396,932
FMC Technologies, Inc.*	95,300	3,162,054
GlobalSantaFe Corp.	89,900	3,329,896
Grant Prideco, Inc.*	192,100	4,641,136
Halliburton Co.	164,600	7,118,950
Helmerich & Payne, Inc.	113,600	4,508,784
Input/Output, Inc.*^	667,900	4,307,955

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)

Nabors Industries Ltd.*	61,200	$3,619,368
National Oilwell Varco, Inc.*	148,400	6,930,280
Noble Corp.^	104,200	5,857,082
Oceaneering International, Inc.*^	79,600	2,985,000
Offshore Logistics, Inc.*^	98,600	3,285,352
Oil States International, Inc.*	255,200	5,244,360
Pride International, Inc.*	78,400	1,947,456
Smith International, Inc.	4,000	250,920
Superior Energy Services, Inc.*^	212,200	3,649,840
Tenaris S.A. (ADR)^	7,600	467,476
Transocean, Inc.*	101,200	5,207,752
Unit Corp.*	98,100	4,431,177
Weatherford International Ltd.*	8,700	504,078

		90,788,336

Oil & Gas (4.9%)
Ashland, Inc.	88,400	5,964,348
Atlas America, Inc.*^	64,600	2,336,582
Denbury Resources, Inc.*^	96,700	3,406,741
Encore Acquisition Co.*^	146,900	6,066,970
Energy Partners Ltd.*^	154,400	4,009,768
Forest Oil Corp.*	113,900	4,612,950
Holly Corp.	117,400	4,375,498
KCS Energy, Inc.*^	267,700	4,111,872
McMoRan Exploration Co.*^	49,200	988,920
OMI Corp.^	228,700	4,379,605
Petroleum Development Corp.*^	108,100	4,074,289
Plains Exploration & Production Co.*^	125,600	4,383,440
Premcor, Inc.	71,900	4,290,992
Valero Energy Corp.	63,080	4,621,872
Vintage Petroleum, Inc.	149,400	4,700,124
Whiting Petroleum Corp.*^	102,900	4,196,262
World Fuel Services Corp.^	178,800	5,632,200

		72,152,433

Total Energy		162,940,769

Financials (15.0%)
Capital Markets (1.3%)
Charles Schwab Corp.	131,800	1,385,218
Janus Capital Group, Inc.	250,960	3,500,892
Lehman Brothers Holdings, Inc.	41,600	3,917,056
Merrill Lynch & Co., Inc.	81,600	4,618,560
Nuveen Investments, Inc., Class A^	7,300	250,536
State Street Corp.	55,900	2,443,948
Waddell & Reed Financial, Inc.	110,100	2,173,374

		18,289,584

Commercial Banks (2.3%)
Bank of America Corp.	75,198	3,316,232
EuroBancshares, Inc.*^	204,446	3,457,182
Hanmi Financial Corp.^	308,444	5,104,748
IBERIABANK Corp.	1,293	72,744
Independent Bank Corp./Massachusetts^	59,432	1,723,528
Nara Bancorp, Inc.^	71,645	1,006,612
North Fork Bancorp, Inc.	25,200	699,048
Old Second Bancorp, Inc.^	24,200	730,235
Prosperity Bancshares, Inc.^	70,989	1,880,499
Republic Bancorp, Inc., Class A/KY^	8,045	178,713
Santander BanCorp^	98,700	2,598,771
Southwest Bancorp, Inc./Oklahoma^	49,500	913,275
Umpqua Holdings Corp.	111,100	2,594,185
UnionBanCal Corp.	59,960	3,672,550
Wachovia Corp.	105,830	$5,387,805
Wilshire Bancorp, Inc.	29,200	380,768

		33,716,895

Consumer Finance (0.6%)
MBNA Corp.	96,300	2,364,165
Student Loan Corp.^	31,100	6,500,211

		8,864,376

Diversified Financial Services (0.3%)
Citigroup, Inc.	26,700	1,199,898
Marlin Business Services, Inc.*^	170,132	3,467,290

		4,667,188

Insurance (6.1%)
Aflac, Inc.	204,720	7,627,867
Ambac Financial Group, Inc.	54,900	4,103,775
Berkshire Hathaway, Inc., Class A*	63	5,481,000
Direct General Corp.^	48,400	994,136
Fidelity National Financial, Inc.	283,300	9,331,902
Hilb, Rogal & Hobbs Co.^	148,900	5,330,620
IPC Holdings Ltd.	57,796	2,270,227
LandAmerica Financial Group, Inc.^	63,900	3,196,917
Marsh & McLennan Cos., Inc.	39,900	1,213,758
MBIA, Inc.	99,400	5,196,632
MetLife, Inc.	84,300	3,296,130
Montpelier Reinsurance Holdings Ltd.^	120,800	4,246,120
Philadelphia Consolidated Holdings Corp.*^	163,700	12,691,661
Protective Life Corp.	68,000	2,672,400
Prudential Financial, Inc.	59,800	3,432,520
Reinsurance Group of America, Inc.	62,000	2,639,960
Scottish Annuity & Life Holdings Ltd.^	54,550	1,228,466
St. Paul Travelers Cos., Inc.	126,475	4,645,427
Stancorp Financial Group, Inc.	67,600	5,731,128
Universal American Financial Corp.*^	176,700	3,056,910
Willis Group Holdings Ltd.	36,800	1,356,816

		89,744,372

Real Estate (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)	35,300	2,272,614
CenterPoint Properties Trust (REIT)	66,320	2,719,120
Duke Realty Corp. (REIT)	79,020	2,358,747
Education Realty Trust, Inc. (REIT)	253,300	4,212,379
Equity Residential Properties Trust (REIT)	64,500	2,077,545
General Growth Properties, Inc. (REIT)	114,060	3,889,446
GMH Communities Trust* (REIT)^	82,600	967,246
Kimco Realty Corp. (REIT)	34,500	1,859,550
Public Storage, Inc. (REIT)	2,500	142,350
Reckson Associates Realty Corp. (REIT)	84,400	2,591,080
Simon Property Group, Inc. (REIT)	4,600	278,668
Trizec Properties, Inc. (REIT)	97,800	1,858,200
United Dominion Realty Trust, Inc. (REIT)	101,900	2,126,653
Vornado Realty Trust (REIT)	49,000	3,394,230

		30,747,828

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (2.3%)
Countrywide Financial Corp.	144,330	$4,684,952
Doral Financial Corp.	169,300	3,705,977
Fannie Mae	30,900	1,682,505
Freddie Mac, Class C^	158,400	2,770,416
Flushing Financial Corp.^	194,741	3,544,286
Freddie Mac	21,300	1,346,160
NetBank, Inc.^	258,400	2,191,232
R&G Financial Corp., Class B^	183,000	5,704,110
Sterling Financial Corp./Washington*^	114,500	4,087,650
W Holding Co., Inc.	462,862	4,661,021

		34,378,309

Total Financials		220,408,552

Health Care (12.1%)
Biotechnology (0.4%)
CSL Ltd./Australia	81,799	2,162,761
Global Bio-Chem Technology Group Co., Ltd.	1,002,000	629,514
Millennium Pharmaceuticals, Inc.*	248,380	2,091,360
Onyx Pharmaceuticals, Inc.*^	29,410	922,003

		5,805,638

Health Care Equipment & Supplies (3.4%)
Aspect Medical Systems, Inc.*^	9,000	194,310
Baxter International, Inc.^	369,470	12,554,591
Becton, Dickinson & Co.	41,940	2,450,135
Conmed Corp.*	8,319	250,568
Dade Behring Holdings, Inc.*	148,410	8,745,801
Fisher Scientific International, Inc.*	326,469	18,582,615
Nutraceutical International Corp.*	227,330	3,605,454
Varian, Inc.*	56,300	2,133,207
Waters Corp.*	26,300	941,277

		49,457,958

Health Care Providers & Services (7.5%)
Accredo Health, Inc.*	23,000	1,021,430
American Dental Partners, Inc.*	28,997	644,632
AmerisourceBergen Corp.	145,100	8,312,779
Amsurg Corp.*^	43,100	1,090,430
Community Health Systems, Inc.*	210,700	7,355,537
Corvel Corp.*^	103,314	2,202,654
DaVita, Inc.*	153,500	6,423,975
HCA, Inc.	136,380	7,305,877
Health Net, Inc.*	159,100	5,204,161
Humana, Inc.*	139,900	4,468,406
Laboratory Corp. of America Holdings*	49,320	2,377,224
McKesson Corp	265,500	10,022,625
Omnicare, Inc.	154,700	5,484,115
PacifiCare Health Systems, Inc.*	25,500	1,451,460
Pediatrix Medical Group, Inc.*^	64,000	4,389,760
Per-Se Technologies, Inc.*^	73,700	1,131,295
Pharmaceutical Product Development, Inc.*^	37,500	1,816,875
Quest Diagnostics, Inc.	51,960	5,462,555
Renal Care Group, Inc.*	264,935	10,051,634
Sierra Health Services, Inc.*^	45,600	2,911,104
Triad Hospitals, Inc.*	90,240	4,521,024
Universal Health Services, Inc., Class B	131,580	6,894,792
WebMD Corp.*^	272,700	2,317,950
WellChoice, Inc.*	142,300	$7,586,013

		110,448,307

Pharmaceuticals (0.8%)
Inkine Pharmaceutical Co.*^	557,500	1,728,250
Schering-Plough Corp.	530,360	9,626,034
Wyeth	18,000	759,240

		12,113,524

Total Health Care		177,825,427

Industrials (12.8%)
Aerospace & Defense (3.5%)
Alliant Techsystems, Inc.*	179,500	12,825,275
DRS Technologies, Inc.*^	146,300	6,217,750
Engineered Support Systems^	48,500	2,595,720
European Aeronautic Defence & Space Co.	108,480	3,251,138
GenCorp, Inc.^	6,100	122,000
Goodrich Corp.	90,100	3,449,929
Honeywell International, Inc.	84,900	3,159,129
Lockheed Martin Corp.	32,620	1,991,777
Precision Castparts Corp.	157,605	12,137,161
Raytheon Co.	32,500	1,257,750
SI International, Inc.*^	101,929	2,816,298
United Defense Industries, Inc.	14,400	1,057,248

		50,881,175

Air Freight & Logistics (0.3%)
Pacer International, Inc.*	211,572	5,054,455

Airlines (0.5%)
ACE Aviation Holdings, Inc.*	18,700	585,800
ExpressJet Holdings, Inc.*^	93,600	1,067,976
Pinnacle Airlines Corp.*^	97,565	1,036,140
Ryanair Holdings plc (ADR)*^	72,590	3,177,265
Southwest Airlines Co.	55,200	786,048

		6,653,229

Building Products (0.6%)
Masco Corp.	183,000	6,344,610
Universal Forest Products, Inc.^	66,599	2,587,371

		8,931,981

Commercial Services & Supplies (2.5%)
ARAMARK Corp., Class B	103,800	2,727,864
Corrections Corp. of America*	188,700	7,283,820
Geo Group, Inc.*^	316,410	9,042,998
Jackson Hewitt Tax Service, Inc.	146,100	3,056,412
John H. Harland Co.^	6,200	213,032
Manpower, Inc.	85,260	3,710,515
SOURCECORP, Inc.*	138,858	2,796,600
Steelcase, Inc., Class A^	149,900	2,068,620
Waste Connections, Inc.*^	103,425	3,594,019
West Corp.*^	90,269	2,888,608

		37,382,488

Construction & Engineering (2.0%)
Chicago Bridge & Iron Co., N.V. (N.Y. Shares)	111,850	4,924,755
Dycom Industries, Inc.*^	123,540	2,840,185
EMCOR Group, Inc.*^	37,500	1,755,750
Fluor Corp.^	270,900	15,015,987
Integrated Electrical Services, Inc.*	176,800	487,968
URS Corp.*^	161,200	4,634,500

		29,659,145

Electrical Equipment (0.3%)
A.O. Smith Corp.^	22,130	638,893
Genlyte Group, Inc.*^	41,900	3,769,743

		4,408,636

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)

Industrial Conglomerates (0.3%)
Tyco International Ltd.	137,360	$4,642,768

Machinery (1.9%)
Albany International Corp.^	131,900	4,073,072
Crane Co.	65,100	1,874,229
Gardner Denver, Inc.*^	89,400	3,532,194
Harsco Corp.	73,900	4,405,179
JLG Industries, Inc.^	87,300	1,881,315
Kennametal, Inc.	120,400	5,717,796
SPX Corp.^	70,130	3,035,226
Wabash National Corp.^	90,500	2,208,200
Watts Water Technologies, Inc., Class A^	24,900	811,989

		27,539,200

Road & Rail (0.9%)
Canadian National Railway Co. (New York Exchange)	69,300	4,387,383
Canadian National Railway Co. (Toronto Exchange)	6,300	397,574
CSX Corp.	116,200	4,839,730
Laidlaw International, Inc.*	165,075	3,433,560

		13,058,247

Total Industrials		188,211,324

Information Technology (15.0%)
Communications Equipment (1.0%)
Alcatel S.A. (ADR)*^	254,000	3,065,780
Andrew Corp.*	155,100	1,816,221
Avaya, Inc.*	33,300	388,944
Black Box Corp.^	92,600	3,464,166
Motorola, Inc.	273,900	4,100,283
Powerwave Technologies, Inc.*^	275,000	2,128,500

		14,963,894

Computers & Peripherals (2.2%)
Dell, Inc.*	9,650	370,753
Maxtor Corp.*^	665,470	3,540,300
Seagate Technology*	407,700	7,970,535
Storage Technology Corp.*	230,900	7,111,720
Unova, Inc.*^	185,000	3,820,250
Western Digital Corp.*	775,580	9,888,645

		32,702,203

Electronic Equipment & Instruments (3.5%)
Agilent Technologies, Inc.*	58,300	1,294,260
Arrow Electronics, Inc.*	212,570	5,388,649
Avnet, Inc.*	359,480	6,621,622
Celestica, Inc. (New York Exchange)*	572,200	7,730,422
Celestica, Inc. (Toronto Exchange)*	42,300	568,499
Flextronics International Ltd.*	807,870	9,726,755
Measurement Specialties, Inc.*^	249,500	5,738,500
Mettler-Toledo International, Inc.*^	101,135	4,803,912
Molex, Inc.^	90,900	2,396,124
Solectron Corp.*	549,700	1,907,459
Symbol Technologies, Inc.	386,260	5,596,907

		51,773,109

Internet Software & Services (0.4%)
j2 Global Communications, Inc.*^	142,100	4,875,451
Matrixone, Inc.*^	67,347	321,245

		5,196,696

IT Services (3.1%)
Affiliated Computer Services Inc., Class A*	313,657	16,699,099
BearingPoint, Inc.*^	429,440	3,766,189
BISYS Group, Inc.*	496,800	7,789,824
CACI International, Inc., Class A*	51,822	$2,862,129
Ceridian Corp.*	399,440	6,810,452
Computer Sciences Corp.*	152,400	6,987,540

		44,915,233

Office Electronics (0.9%)
Xerox Corp.*	867,600	13,144,140

Semiconductors & Semiconductor Equipment (2.3%)
Agere Systems, Inc., Class A*^	379,300	542,399
Agere Systems, Inc., Class B*	713,100	1,012,602
AMIS Holdings, Inc.*^	136,980	1,546,504
Applied Materials, Inc.*	266,800	4,335,500
ASML Holding N.V. (N.Y. Shares)*^	259,500	4,351,815
ATMI, Inc.*^	9,700	242,888
California Micro Devices Corp.*^	166,700	841,835
ESS Technology, Inc.*^	318,200	1,676,914
Exar Corp.*^	66,600	892,440
Fairchild Semiconductor International, Inc., Class A*^	234,730	3,598,411
Freescale Semiconductor, Inc., Class A*	25,000	423,750
Freescale Semiconductor, Inc., Class B*	198,182	3,418,640
Microsemi Corp.*^	81,100	1,321,119
National Semiconductor Corp.^	238,800	4,921,668
Novellus Systems, Inc.*	155,660	4,160,792
NVIDIA Corp.*	31,953	759,203

		34,046,480

Software (1.6%)
Blackbaud, Inc.^	302,800	3,815,280
Borland Software Corp.*	226,100	1,835,932
Cadence Design Systems, Inc.*	255,480	3,819,426
Hummingbird Ltd.*	16,300	384,377
Hummingbird Ltd.*	800	19,192
JDA Software Group, Inc.*	46,400	651,456
Pervasive Software, Inc.*^	343,068	1,578,113
Quest Software, Inc.*	129,700	1,795,048
Secure Computing Corp.*	110,856	950,036
Serena Software, Inc.*^	123,214	2,927,565
Siebel Systems, Inc.*	310,800	2,837,604
Sybase, Inc.*	79,000	1,458,340
Talx Corp.^	17,183	312,043
TIBCO Software, Inc.*	126,500	942,425
VERITAS Software Corp.*	27,400	636,228

		23,963,065

Total Information Technology		220,704,820

Materials (5.2%)
Chemicals (2.2%)
Albemarle Corp.	35,250	1,281,690
Cytec Industries, Inc.	59,900	3,249,575
Dow Chemical Co.	22,900	1,141,565
Ferro Corp.^	119,700	2,252,754
Great Lakes Chemical Corp.	106,580	3,423,350
Lyondell Chemical Co.^	196,900	5,497,448
Nova Chemicals Corp.	49,200	2,113,140
OM Group, Inc.*	25,000	760,500
Omnova Solutions, Inc.*^	220,000	1,181,400
PolyOne Corp.*^	247,700	2,199,576
RPM International, Inc.	233,900	4,275,692
Spartech Corp.^	25,000	496,250
UAP Holding Corp.*^	236,644	3,809,968

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Valspar Corp.	29,100	$1,354,314

		33,037,222

Construction Materials (0.2%)
Vulcan Materials Co.	45,500	2,585,765
Containers & Packaging (0.8%)
Anchor Glass Container Corp.^	12,193	27,313
Owens-Illinois, Inc.*^	326,400	8,205,696
Packaging Corp. of America^	111,900	2,718,051
Smurfit-Stone Container Corp.*	44,400	686,868

		11,637,928

Metals & Mining (1.7%)
Agnico-Eagle Mines Ltd.	137,000	1,993,350
Alcan, Inc.	157,230	5,978,080
Alcoa, Inc.	200,100	6,081,039
Cia de Minas Buenaventura S.A. (ADR)	180,300	4,107,234
Gerdau SA (Preference) (Sponsored ADR)^	44,900	740,850
Grupo Mexico S.A. de C.V.*	80,616	423,574
Newmont Mining Corp.	54,800	2,315,300
Nucor Corp.	63,960	3,681,537

		25,320,964

Paper & Forest Products (0.3%)
Aracruz Celulose S.A. (ADR)^	26,800	959,440
MeadWestvaco Corp.	78,000	2,481,960
Votorantim Celulose e Papel S.A. (ADR)^	109,250	1,420,250

		4,861,650

Total Materials		77,443,529

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.0%)
Alaska Communications Systems Group, Inc.^	38,200	383,910
BellSouth Corp.	101,900	2,678,951
CenturyTel, Inc.	58,100	1,908,004
Citizens Communications Co.^	269,200	3,483,448
Iowa Telecommunications Service, Inc.*^	75,900	1,480,050
SBC Communications, Inc.	96,400	2,283,716
Verizon Communications, Inc.	74,000	2,627,000

		14,845,079

Wireless Telecommunication Services (1.4%)
American Tower Corp., Class A*	228,400	4,163,732
Crown Castle International Corp.*	133,600	2,145,616
NII Holdings, Inc.*^	151,100	8,688,250
Spectrasite, Inc.*	66,900	3,878,193
Wireless Facilities, Inc.*^	185,566	1,159,787

		20,035,578

Total Telecommunication Services		34,880,657

Utilities (3.2%)
Electric Utilities (2.4%)
Edison International, Inc.	170,620	5,923,926
Entergy Corp.	70,880	5,008,381
Exelon Corp.	66,400	3,047,096
PG&E Corp.^	137,540	4,690,114
PPL Corp.	84,220	4,547,038
TXU Corp.	126,400	10,065,232
Westar Energy, Inc.	134,400	2,908,416

		36,190,203

Multi-Utilities & Unregulated Power (0.8%)
AES Corp.*	203,000	3,325,140
CMS Energy Corp.*^	414,800	5,408,992
NRG Energy, Inc.*^	92,000	$3,141,800

		11,875,932

Total Utilities		48,066,135

Total Common Stocks (93.0%) (Cost $1,214,396,169)		1,369,611,101

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Six Flags, Inc.,
7.25%, 8/15/09^	22,200	449,550

Total Consumer Discretionary		449,550

Financials (0.1%)
Insurance (0.1%)
Hartford Financial Services Group, Inc.,
6.00%, 11/26/06	9,400	592,200

Total Financials		592,200

Health Care (0.1%)
Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.,
7.00%, 2/16/06	36,200	1,949,370

Total Health Care		1,949,370

Materials (0.2%)
Containers & Packaging (0.2%)
Owens-Illinois, Inc.,
4.75%, 12/31/49	61,300	2,589,925

Total Materials		2,589,925

Utilities (0.2%)
Electric Utilities (0.1%)
Dominion Resources, Inc.,
8.75%, 5/15/06^	36,900	2,069,352

Gas Utilities (0.1%)
KeySpan Corp.,
8.75%, 5/16/05	24,100	1,219,219

Total Utilities		3,288,571

Total Convertible Preferred Stocks (0.6%) (Cost $7,970,041)		8,869,616

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Leisure Equipment & Products (0.0%)
K2, Inc.
7.380%, 7/1/14	$20,000	20,700

Total Consumer Discretionary		20,700

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
6.375%, 12/1/11^	1,455,000	1,342,238

Total Health Care		1,342,238

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (0.1%)
Electronic Equipment & Instruments (0.1%)
Celestica, Inc.
7.875%, 7/1/11^	$940,000	$951,750

Total Information Technology		951,750

Total Long-Term Debt Securities (0.2%) (Cost $2,247,046)		2,314,688

SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (18.0%)
Bank of Nova Scotia N.Y.
2.84%, 5/30/06 (l)	14,991,255	14,991,255
Barclays Capital
2.85%, 4/1/05	16,850,860	16,850,860
Barclays London
2.74%, 5/11/05	22,009,443	22,009,443
Beta Finance, Inc.
2.86%, 5/25/05	1,985,958	1,985,958
CC USA, Inc.
2.70%, 4/29/05	1,988,387	1,988,387
Concord Minutemen C.C. LLC, Series A
2.77%, 4/14/05 (l)	9,999,827	9,999,827
Dresdner Bank AG
2.93%, 4/1/05	10,000,000	10,000,000
General Electric Capital Corp.
2.98%, 5/12/06 (l)	5,013,002	5,013,002
General Electric Co.
2.68%, 10/24/05 (l)	5,002,324	5,002,324
Giro Funding U.S. Corp.
2.97%, 6/15/05	1,984,922	1,984,922
Giro Multi Funding
2.81%, 4/20/05	1,995,325	1,995,325
Goldman Sachs Group LP
2.79%, 2/15/06 (l)	5,000,279	5,000,279
HSBC Finance Corp.
2.68%, 4/4/05	10,955,129	10,955,129
Merrill Lynch Mortgage Capital
2.98%, 4/7/05 (l)	$20,000,000	$20,000,000
2.98%, 4/12/05 (l)	4,000,000	4,000,000
Morgan Stanley
3.06%, 3/31/06 (l)	13,000,000	13,000,000
National City Bank Indiana
2.88%, 11/7/05 (l)	9,996,612	9,996,612
New York Life Insurance
2.96%, 6/30/05	5,000,000	5,000,000
Nomura Securities
2.95%, 4/1/05	74,999,999	74,999,999
Swedbank N.Y.
2.81%, 7/14/06 (l)	9,992,934	9,992,934
U.S. Bank N.A.
2.84%, 10/2/06 (l)	9,991,333	9,991,333
Westdeutsche Landesbank N.Y.
2.84%, 7/13/05 (l)	9,998,001	9,998,001

Total Short-Term Investments of Cash Collateral for Securities Loaned		264,755,590

Time Deposit (5.1%)
JPMorgan Chase Nassau
2.24%, 4/1/05	75,379,970	75,379,970

Total Short-Term Debt Securities (23.1%) (Amortized Cost $340,135,560)		340,135,560

Total Investments (116.9%) (Cost/Amortized Cost $1,564,748,816)		1,720,930,965
Other Assets Less Liabilities (-16.9%)		(248,288,595)

Net Assets (100%)		$1,472,642,370

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$265,770,642
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	247,253,936

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,852,751
Aggregate gross unrealized depreciation	(45,237,862)

Net unrealized appreciation	$150,614,889

Federal income tax cost of investments	$1,570,316,076

At March 31, 2005, the Portfolio had loaned securities with a total value $260,386,036. This was secured by collateral of $264,755,590 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.2%)
Automobiles (1.3%)
Harley-Davidson, Inc.	68,730	$3,969,845

Hotels, Restaurants & Leisure (5.0%)
Hilton Hotels Corp.^	139,545	3,118,831
McDonald’s Corp.	166,510	5,185,121
Royal Caribbean Cruises Ltd.	132,940	5,941,089
Starbucks Corp.*	24,784	1,280,341

		15,525,382

Media (3.3%)
Liberty Media Corp., Class A*	211,839	2,196,770
Time Warner, Inc.*	351,365	6,166,456
Univision Communications, Inc., Class A*^	66,175	1,832,386

		10,195,612

Multiline Retail (1.6%)
Target Corp.	97,930	4,898,459

Specialty Retail (7.1%)
Best Buy Co., Inc.	101,635	5,489,306
Home Depot, Inc.	291,415	11,143,710
Staples, Inc.	160,505	5,044,672

		21,677,688

Textiles, Apparel & Luxury Goods (1.9%)
NIKE, Inc., Class B	69,550	5,794,210

Total Consumer Discretionary		62,061,196

Consumer Staples (3.9%)
Beverages (1.5%)
PepsiCo, Inc.	86,825	4,604,330

Household Products (2.4%)
Procter & Gamble Co.	140,590	7,451,270

Total Consumer Staples		12,055,600

Energy (4.0%)
Energy Equipment & Services (1.5%)
Halliburton Co.	101,815	4,403,499

Oil & Gas (2.5%)
Exxon Mobil Corp.	130,080	7,752,768

Total Energy		12,156,267

Financials (7.0%)
Capital Markets (1.7%)
Morgan Stanley	94,255	5,396,099

Consumer Finance (3.1%)
American Express Co.	184,195	9,462,097

Insurance (1.0%)
American International Group, Inc.	53,625	2,971,361

Thrifts & Mortgage Finance (1.2%)
Countrywide Financial Corp.	111,605	3,622,698

Total Financials		21,452,255

Health Care (19.6%)
Biotechnology (4.1%)
Amgen, Inc.*	63,500	3,696,335
Genentech, Inc.*	156,440	8,856,069

		12,552,404

Health Care Equipment & Supplies (5.5%)
Biomet, Inc.	122,435	4,444,391
Medtronic, Inc.	197,150	10,044,792
Varian Medical Systems, Inc.*	69,675	2,388,459

		16,877,642

Health Care Providers & Services (6.7%)
Caremark Rx, Inc.*	125,705	$5,000,545
UnitedHealth Group, Inc.	161,885	15,440,591

		20,441,136

Pharmaceuticals (3.3%)
Eli Lilly & Co.	28,430	1,481,203
Sanofi-Aventis (ADR)^	208,045	8,808,625

		10,289,828

Total Health Care		60,161,010

Industrials (13.1%)
Aerospace & Defense (1.2%)
Raytheon Co.	93,390	3,614,193

Air Freight & Logistics (4.0%)
FedEx Corp.	130,110	12,223,835

Commercial Services & Supplies (2.0%)
Apollo Group, Inc., Class A*	84,390	6,249,923

Industrial Conglomerates (5.9%)
General Electric Co.	301,555	10,874,073
Tyco International Ltd.	216,845	7,329,361

		18,203,434

Total Industrials		40,291,385

Information Technology (25.3%)
Communications Equipment (6.9%)
Cisco Systems, Inc.*	307,130	5,494,556
Motorola, Inc.	623,180	9,329,004
Research In Motion Ltd.*^	85,640	6,544,609

		21,368,169

Computers & Peripherals (4.0%)
Dell, Inc.*	75,940	2,917,615
Lexmark International, Inc., Class A*	116,335	9,303,310

		12,220,925

Internet Software & Services (3.6%)
Yahoo!, Inc.*	323,235	10,957,666

Semiconductors & Semiconductor Equipment (6.9%)
Intel Corp.	168,725	3,919,482
Samsung Electronics Co., Ltd. (GDR)^§	18,218	4,502,923
Texas Instruments, Inc.	503,800	12,841,862

		21,264,267

Software (3.9%)
Microsoft Corp.	497,715	12,029,772

Total Information Technology		77,840,799

Materials (1.8%)
Metals & Mining (1.8%)
Rio Tinto plc (ADR)	42,165	5,470,909

Total Materials		5,470,909

Telecommunication Services (1.0%)
Wireless Telecommunication Services (1.0%)
China Mobile (Hong Kong) Ltd. (ADR)^	183,060	3,004,014

Total Telecommunication Services		3,004,014

Total Common Stocks (95.9%) (Cost $258,009,888)		294,493,435

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Government Security (4.1%)
Federal Home Loan Mortgage Corp.
2.54%, 4/1/05 (o)	$12,600,000	$12,599,111

Short-Term Investments of Cash Collateral for Securities Loaned (7.9%)
Barclays Capital
2.85%, 4/1/05	18,073,313	18,073,313
CC USA, Inc.
2.92%, 10/28/05 (l)	1,000,821	1,000,821
Concord Minutemen C.C. LLC, Series A
2.87%, 5/24/05	993,033	993,033
Dresdner Bank AG
2.93%, 4/1/05	2,000,000	2,000,000
Giro Multi Funding
2.81%, 4/20/05	498,831	498,831
Old Line Funding
2.81%, 5/2/05	747,317	747,317
Swedbank N.Y.
2.81%, 7/14/06 (l)	999,293	999,293

Total Short-Term Investments of Cash Collateral for Securities Loaned		24,312,608

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.24%, 4/1/05	94,240	94,240

Total Short-Term Debt Securities (12.0%) (Amortized Cost $37,005,959)		37,005,959

Total Investments (107.9%) (Cost/Amortized Cost $295,015,847)		331,499,394
Other Assets Less Liabilities (-7.9%)		(24,389,340)

Net Assets (100%)		$307,110,054

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $4,502,923 or 1.47% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$39,381,016
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	26,138,826

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,847,603
Aggregate gross unrealized depreciation	(4,444,517)

Net unrealized appreciation	$34,403,086

Federal income tax cost of investments	$297,096,308

At March 31, 2005, the Portfolio had loaned securities with a total value of $23,865,558. This was secured by collateral of $24,312,608 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $56,722,871 of which $6,331,501 expires in the year 2009, $32,100,001 expires in the year 2010, and $18,291,369 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (40.9%)
Asset Backed Securities (24.1%)
American Express Credit Account Master Trust, Series 02-1 A
2.920%, 9/15/09 ^(l)	$3,335,000	$3,341,101
Series 04-C C
3.310%, 2/15/12 §(l)	5,074,356	5,094,971
AmeriCredit Automobile Receivables Trust, Series 03-CF A3
2.750%, 10/9/07	1,110,000	1,106,388
Series 03-CF A4
3.480%, 5/6/10	1,770,000	1,754,921
Series 03-DM A3B
2.966%, 12/6/07 (l)	4,430,000	4,434,647
Series 03-DM A4
2.840%, 8/6/10	2,395,000	2,349,669
Series 04-BM A4
2.670%, 3/7/11	3,555,000	3,427,139
Series 04-DF A3
2.980%, 7/6/09	1,385,000	1,356,098
Asset Backed Funding Certificates, Series 05-HE1 M3
3.340%, 2/25/35 (l)	1,625,000	1,625,000
Series 05-HE1 M2
3.290%, 2/25/35 (l)	1,625,000	1,625,000
Bear Stearns Asset Backed Securities, Inc., Series 05-HE3 M1
3.280%, 3/25/35 (l)	2,125,000	2,125,000
Capital Auto Receivables Asset Trust, Series 03-1 A3A
2.750%, 4/16/07	1,500,000	1,490,454
Series 03-2 A3B
2.850%, 2/15/07 (l)	2,081,721	2,082,121
Series 03-2 A4A
1.960%, 1/15/09	3,175,000	3,071,033
Capital One Auto Finance Trust, Series 03-B A4
3.180%, 9/15/10	1,400,000	1,368,609
Series 04-A A4
2.910%, 3/15/11 (l)	3,000,000	3,004,115
Series 04-B A3
2.960%, 4/15/09	4,500,000	4,441,640
Capital One Master Trust, Series 00-4 C
3.610%, 8/15/08 §(l)	3,570,000	3,580,532
Capital One Multi-Asset Execution Trust, Series 03-A
4.060%, 12/15/10 §(l)	10,240,000	10,566,400
Series 03-A4 A4
3.650%, 7/15/11	1,590,000	1,550,870
Carmax Auto Owner Trust, Series 04-2 A3
3.000%, 9/15/08	3,375,000	3,338,614
Carss Finance LP, Series 04- B1
3.090%, 1/15/11 §(l)	844,871	845,531
Series 04- B2
3.760%, 1/15/11 §(l)	1,404,277	1,410,421
Centex Home Equity, Series 05-B AV3
3.020%, 3/25/35 (l)	3,500,000	3,500,000
Citibank Credit Card Issuance Trust, Series 01-A6 A6
5.650%, 6/16/08	1,675,000	1,708,377
Series 03-A2 A2
2.700%, 1/15/08	3,500,000	3,474,453
Series 03-A5 A5
2.500%, 4/7/08	$9,250,000	$9,125,957
Series 03-A6 A6
2.900%, 5/17/10	5,500,000	5,263,398
Series 03-C2 C2
4.050%, 3/20/08 (l)	5,000,000	5,035,606
Series 04-A4 A4
3.200%, 8/24/09	4,000,000	3,905,152
Citibank Omni-S Master Trust, Series 01-1 A
2.990%, 2/15/10 (l)	6,000,000	5,998,285
Citigroup Mortgage Loan Trust, Inc., Series 03-HE3 A
3.230%, 12/25/33 (l)	2,792,741	2,805,739
Series 05-OPT1 A1B
3.060%, 2/25/35 (l)	4,750,000	4,744,063
CNH Equipment Trust, Series 04-A A3A
2.880%, 10/15/08 (l)	2,000,000	2,000,918
COMED Transitional Funding Trust, Series 98-1 A6
5.630%, 6/25/09	2,370,000	2,417,196
Countrywide Asset-Backed Certificates, Series 03-5 AF3
3.613%, 4/25/30	2,395,000	2,384,487
Series 03-5 MF1
5.413%, 1/25/34	2,170,000	2,181,130
Series 04-1 3A
3.130%, 4/25/34 (l)	980,575	980,982
Series 04-1 M1
3.350%, 3/25/34 (l)	1,570,000	1,578,292
Series 04-1 M2
3.400%, 3/25/34 (l)	1,190,000	1,194,144
Series 04-BC1 A1
3.080%, 4/25/34 (l)	4,030,692	4,030,657
Countrywide Home Equity Loan Trust, Series 04-I A
3.100%, 2/15/34 (l)	8,360,827	8,386,788
Series 04-K 2A
3.110%, 2/15/34 (l)	3,637,075	3,643,822
Series 05-B2A
3.105%, 3/15/30 (l)	3,090,000	3,089,396
DaimlerChrysler Auto Trust, Series 03-A A4
2.880%, 10/8/09	1,235,000	1,217,678
DaimlerChrysler Master Owner Trust, Series 03-A A
2.860%, 2/15/08 (l)	5,000,000	5,001,647
Discover Card Master Trust I, Series 04-2 A1
2.830%, 5/15/10 (l)	3,300,000	3,298,685
Ford Credit Auto Owner Trust, Series 02-A B
4.790%, 11/15/06	7,000,000	7,032,609
Series 03-B A4
2.410%, 8/15/07	11,750,000	11,559,889
GE Corporate Aircraft Financing LLC, Series 04-1A A1
2.940%, 8/25/11 §(l)	2,354,507	2,355,449
GMAC Mortgage Corp. Loan Trust, Series 04-HE1 A2
2.950%, 6/25/34 (l)	1,500,000	1,502,332
Gracechurch Card Funding PLC, Series 7A
2.830%, 11/16/09 (l)	4,600,000	4,601,440
GS Mortgage Securities Corp. II, Series 03-GSFL VI A1
2.960%, 11/15/15 §(l)	2,707,770	2,707,353

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
GSAMP Trust, Series 04-OPT A1
3.190%, 11/25/34 (l)	$3,060,151	$3,069,407
Household Automotive Trust, Series 03-1 A4
2.220%, 11/17/09	9,115,000	8,870,794
Household Mortgage Loan Trust, Series 04-HC1 A
3.200%, 1/20/34 (l)	2,856,555	2,864,345
Long Beach Mortgage Loan Trust, Series 03-3 A
3.170%, 7/25/33 (l)	4,661,598	4,669,629
Series 03-4 AV3
3.190%, 8/25/33 (l)	817,390	818,435
Series 03-4 M1
3.530%, 8/25/33 (l)^	5,500,000	5,539,576
Series 04-1 A3
3.150%, 2/25/34 (l)	4,029,052	4,033,650
Series 04-1 M1
3.350%, 2/25/34 (l)	2,200,000	2,210,554
Series 04-1 M2
3.400%, 2/25/34 (l)	1,475,000	1,480,505
Series 04-3 A3
3.110%, 7/25/34 (l)	1,750,000	1,749,984
Series 04-3 M1
3.420%, 7/25/34 (l)	1,750,000	1,753,555
Series 04-4 2A1
3.210%, 10/25/34 (l)	1,712,914	1,718,142
M&I Auto Loan Trust, Series 03-1 A4
2.970%, 4/20/09	1,735,000	1,696,448
MASTR Asset Backed Securities Trust, Series 05-NC1 A4
3.080%, 12/25/34 (l)	3,000,000	3,003,972
MBNA Credit Card Master Note Trust, Series 01-C2 C2
3.960%, 12/15/10 §(l)	3,725,000	3,820,334
Metris Master Trust, Series 04-1 A
3.130%, 4/20/11 (l)	3,100,000	3,099,352
Morgan Stanley Auto Loan Trust, Series 03-HB1 A2
2.170%, 4/15/11	2,540,000	2,474,210
New Century Home Equity Loan Trust, Series 05-1 A2B
3.070%, 3/25/35 (l)	1,800,000	1,802,488
Series 05-1 M1
3.300%, 3/25/35 (l)	2,000,000	2,000,000
Onyx Acceptance Auto Trust, Series 03-B A4
2.450%, 3/15/10	6,750,000	6,581,220
Series 03-C A4
2.660%, 5/17/10	2,455,000	2,395,619
Series 05-A A4
3.850%, 9/15/11	5,500,000	5,415,618
Option One Mortgage Loan Trust, Series 03-1 A2
3.270%, 2/25/33 (l)	1,426,303	1,430,883
Series 03-5 A2
3.170%, 8/25/33 (l)	1,205,862	1,208,150
Series 04-1 M1
3.450%, 1/25/34 (l)	4,700,000	4,710,510
PECO Energy Transition Trust, Series 00-A A3
7.625%, 3/1/10^	1,300,000	1,437,037
PSE&G Transition Funding LLC, Series 01-1 A6
6.610%, 6/15/15	2,975,000	3,292,883
Residential Asset Securities Corp., Series 02-KS4 AIIB
3.100%, 7/25/32 (l)	$805,680	$807,346
Series 03-KS9 A2B
3.170%, 11/25/33 (l)	2,091,346	2,096,654
Series 05-KS1 A1
2.960%, 4/25/25 (l)	2,207,479	2,207,842
SLM Student Loan Trust, Series 03-11 A5
2.990%, 12/15/22 §	5,775,000	5,660,539
Series 03-12 A2
3.060%, 12/17/12 (l)	7,321,211	7,328,160
Triad Auto Receivables Owner Trust, Series 03-B A4
3.200%, 12/13/10	2,200,000	2,158,294
Volkswagen Auto Lease Trust, Series 04-A A3
2.840%, 7/20/07	2,500,000	2,474,220
Wachovia Asset Securitization, Inc., Series 02-HE2 A
3.280%, 12/25/32 (l)	2,020,993	2,031,543
Series 03-HE3 A
3.100%, 11/25/33 (l)	5,333,771	5,342,644
Wells Fargo Home Equity Trust, Series 04-2 AI1B
2.940%, 2/25/18 (l)	4,112,781	4,085,147
WFS Financial Owner Trust, Series 03-4 A4
3.150%, 5/20/11	2,200,000	2,170,633
Series 04-3 A2
2.550%, 10/17/07	2,155,038	2,145,919

		303,372,439

Non-Agency CMO (16.8%)
Adjustable Rate Mortgage Trust, Series 04-1 9A2
3.250%, 1/25/35 (l)	5,164,935	5,180,471
Bank of America Mortgage Securities, Series 02-K 1A1
6.428%, 10/20/32 (l)	316,266	324,377
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6 A4
4.521%, 11/11/41	2,345,000	2,291,799
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	3,565,000	3,568,328
Calwest Industries Trust, Series 02-CALW AFL
3.190%, 2/15/12 §(l)	1,500,000	1,503,152
Centre Reinsurance, Series 00-ZC2 A4A
6.699%, 8/10/14 §	2,493,903	2,626,781
Countrywide Alternative Loan Trust, Series 04-28CB 3A1
6.000%, 1/25/35	14,737,963	15,032,820
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-28R A1
5.500%, 8/25/33	22,621,021	22,684,643
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CK1 A3
6.380%, 12/16/35	4,330,000	4,649,291
Series 03-C4 A4
5.137%, 8/15/36^	5,870,000	5,905,748
First Union - Lehman Brothers - Bank of America, Series 98-C2 A2
6.560%, 11/18/35	1,805,000	1,901,594

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
GE Capital Commercial Mortgage Corp., Series 02-1A A3
6.269%, 12/10/35	$4,665,000	$5,026,779
GMAC Commercial Mortgage Securities, Inc., Series 98-C2 A1
6.150%, 5/15/35	8,702	8,713
Granite Master Issuer plc, Series 05-1 A3
3.130%, 12/21/24 (l)	2,500,000	2,500,000
Granite Mortgages plc, Series 04-3 1A3
3.150%, 9/20/44 (l)	5,000,000	5,005,000
Greenwich Capital Commercial Funding Corp. Series 05-GG3 A4
4.799%, 8/10/42 (l)^	7,145,000	6,997,611
Series 05-GG3 AJ
4.859%, 8/10/42 (l)	7,185,000	7,027,828
GSMPS Mortgage Loan Trust, Series 05-RP1 1AF
3.200%, 1/25/35 §(l)	12,314,884	12,354,839
Indymac Index Mortgage Loan Trust, Series 04-AR7 A1
3.290%, 9/25/34 (l)	6,285,291	6,306,897
LB-UBS Commercial Mortgage Trust, Series 05-C1 A4
4.740%, 2/15/30	9,250,000	8,999,823
Series 04-C2 A2
3.246%, 3/15/29	3,095,000	2,952,369
Medallion Trust, Series 04-1G A1
3.003%, 5/25/35 (l)	2,694,173	2,697,119
Morgan Stanley Capital I, Series 04-HQ3 A2
4.050%, 1/13/41	1,000,000	971,964
Series 04-T13 A2
3.940%, 9/13/45	1,250,000	1,208,416
Series 05-1Q9 A5
4.700%, 7/15/56	7,225,000	7,255,699
Morgan Stanley Dean Witter Capital I, Series 03-HQ2 A2
4.920%, 3/12/35	3,120,000	3,101,524
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30^	2,690,000	2,849,462
Permanent Financing plc, Series 2-4A
3.190%, 12/10/09 (l)	4,760,000	4,777,850
Series 4-2A
3.040%, 3/10/09 (l)	5,000,000	5,002,330
RESI Finance LP, Series 03-B B3
4.320%, 7/10/35 §(l)	3,400,449	3,464,207
Series 03-C B3
4.170%, 9/10/35 §(l)	10,245,326	10,421,378
Series 03-C B4
4.370%, 9/10/35 §(l)	1,175,372	1,194,533
Series 03-D B3
4.070%, 12/10/35 §(l)	6,236,941	6,255,285
Series 03-D B4
4.270%, 12/10/35 §(l)	1,879,894	1,885,365
Series 05-A B3
3.430%, 3/10/37 §(l)	3,625,000	3,625,000
Series 05-A B4
3.530%, 3/10/37 §(l)	1,185,000	1,185,000
RMAC plc, Series 04-NS1A A1B
3.110%, 12/12/20 §(l)	$2,187,918	$2,187,918
Wachovia Bank Commercial Mortgage Trust, Series 02-C2 A4
4.980%, 11/15/34^	8,545,000	8,549,657
Series 03-C9 A2
3.958%, 12/15/35	6,230,000	6,103,685
Series 05-C17 APB
5.083%, 3/15/42	7,870,000	7,860,162
Washington Mutual, Inc., Series 02-S8 1A1
5.750%, 1/25/33	1,305,503	1,305,063
Series 05-AR1 A2A1
3.028%, 1/25/45 (l)	4,007,224	4,007,224
Series 05-AR2 2A21
3.018%, 1/25/45 (l)	4,075,394	4,079,214

		212,836,918

Total Asset-Backed and Mortgage-Backed Securities		516,209,357

Consumer Discretionary (2.2%)
Automobiles (1.2%)
American Honda Finance Corp.
2.874%, 5/11/07 §(l)	2,495,000	2,495,786
DaimlerChrysler NA Holdings Corp.
3.470%, 5/24/06 (l)	2,000,000	2,008,206
7.200%, 9/1/09	1,000,000	1,076,558
Ford Motor Co.
7.450%, 7/16/31^	125,000	113,073
Ford Motor Credit Co.
7.375%, 10/28/09	4,395,000	4,414,206
7.875%, 6/15/10	1,675,000	1,705,286
7.000%, 10/1/13^	3,845,000	3,724,709

		15,537,824

Media (1.0%)
AOL Time Warner, Inc.
7.625%, 4/15/31	825,000	969,182
Clear Channel Communications, Inc.
5.500%, 9/15/14^	4,305,000	4,110,754
Comcast Corp.
5.300%, 1/15/14	150,000	148,372
Historic TW, Inc.
9.150%, 2/1/23	720,000	946,514
News America, Inc
7.250%, 5/18/18^	825,000	926,219
6.200%, 12/15/34 §	55,000	54,382
TCI Communications, Inc.
7.875%, 8/1/13^	820,000	956,507
8.750%, 8/1/15	595,000	744,083
Time Warner Entertainment Co. LP
8.375%, 3/15/23	2,805,000	3,436,897

		12,292,910

Total Consumer Discretionary		27,830,734

Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
Safeway, Inc.
4.125%, 11/1/08	3,030,000	2,939,330
7.250%, 2/1/31	1,295,000	1,408,731

Total Consumer Staples		4,348,061

Energy (1.0%)
Energy Equipment & Services (0.0%)
Transocean, Inc.
6.625%, 4/15/11	545,000	595,161

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Oil & Gas (1.0%)
BP Capital Markets plc
2.750%, 12/29/06	$2,455,000	$2,406,278
Canadian Natural Resources Ltd.
7.720%, 6/29/09	815,000	950,981
Kinder Morgan Energy Partners LP
5.125%, 11/15/14	2,620,000	2,549,155
7.400%, 3/15/31	1,515,000	1,750,163
7.750%, 3/15/32	930,000	1,117,579
7.300%, 8/15/33	490,000	562,944
Nexen, Inc.
5.880%, 3/10/35	1,490,000	1,425,155
Valero Energy Corp.
7.500%, 4/15/32	1,490,000	1,796,236

		12,558,491

Total Energy		13,153,652

Financials (17.7%)
Capital Markets (2.9%)
Bear Stearns Cos., Inc.
2.820%, 1/16/07 (l)	7,120,000	7,128,167
Goldman Sachs Capital I
6.345%, 2/15/34	2,695,000	2,762,073
Goldman Sachs Group, Inc.
3.050%, 2/21/06 (l)	1,625,000	1,627,364
2.850%, 7/28/06 (l)	4,650,000	4,652,962
2.990%, 8/18/06 (l)	500,000	501,143
3.245%, 7/2/07 (l)	1,500,000	1,500,557
5.700%, 9/1/12^	390,000	401,505
5.130%, 1/15/15	3,080,000	3,007,047
Merrill Lynch & Co., Inc.
3.400%, 6/13/05 (l)	1,625,000	1,625,736
2.795%, 10/19/07 (l)	3,650,000	3,652,606
Morgan Stanley
2.760%, 1/12/07 (l)	7,095,000	7,107,906
2.919%, 2/15/07 (l)	2,000,000	2,002,496
2.895%, 11/9/07 (l)	900,000	900,437

		36,869,999

Commercial Banks (5.4%)
ABN Amro North American Holding Capital
6.523%, 12/29/49 §(l)	1,535,000	1,651,414
Chuo Mitsui Trust & Banking Co. Ltd.
5.506%, 12/31/49 §(l)	2,600,000	2,486,039
Den Norske Bank ASA
7.729%, 6/30/49 §(l)	510,000	585,281
HSBC Bank USA N.A.
3.120%, 9/21/07 (l)	2,000,000	2,001,516
HSBC Capital Funding LP
4.610%, 12/31/49 §(l)	3,635,000	3,452,927
9.547%, 12/31/49 §(l)	2,105,000	2,539,154
Industrial Bank of Korea
4.000%, 5/19/14 §(l)^	2,215,000	2,131,227
Keycorp
2.893%, 7/23/07 (l)	2,700,000	2,701,709
Mizuho Financial Group Cayman Ltd.
5.790%, 4/15/14 §	3,310,000	3,354,023
Mizuho JGB Investment LLC
9.870%, 12/31/49 §(l)^	2,530,000	2,882,955
National Capital Trust II
5.486%, 12/31/49 §(l)	4,630,000	4,627,037
Northern Rock plc
2.795%, 10/19/07 §(l)	2,250,000	2,250,212
Popular North America, Inc.
4.700%, 6/30/09	2,250,000	2,244,515
RBS Capital Trust II
6.425%, 12/29/49 (l)	1,130,000	1,207,264
RBS Capital Trust III
5.512%, 7/1/10 (l)	4,205,000	4,265,741
Royal Bank of Scotland Group plc
2.880%, 11/24/06 §(l)	$2,350,000	$2,349,688
Skandinaviska Enskilda AB
5.471%, 12/31/49 §(l)	2,970,000	2,971,016
Standard Chartered Bank
8.000%, 5/30/31 §	1,495,000	1,917,823
SunTrust Banks, Inc.
2.500%, 11/1/06	3,325,000	3,245,436
Swedbank AB
9.000%, 12/31/49 §(l)	780,000	911,358
U.S. Bank NA
2.850%, 11/15/06	4,360,000	4,279,052
United Overseas Bank Ltd.
5.375%, 9/3/19 §(l)	3,650,000	3,604,517
Wachovia Corp.
2.773%, 7/20/07 (l)	2,300,000	2,301,557
Wells Fargo & Co.
3.113%, 3/23/07 (l)	2,865,000	2,866,464
Westpac Banking Corp.
2.933%, 5/25/07 §(l)	2,000,000	2,001,036
Westpac Capital Trust III
5.819%, 12/31/49 §(l)	590,000	608,266
Westpac Capital Trust IV
5.256%, 12/29/49 §(l)	1,020,000	998,845
Woori Bank
5.750%, 3/13/14 §(l)	1,975,000	2,047,562

		68,483,634

Consumer Finance (2.9%)
American General Finance Corp.
3.000%, 11/15/06	3,820,000	3,757,310
4.500%, 11/15/07	355,000	355,481
5.375%, 10/1/12	2,065,000	2,092,921
General Motors Acceptance Corp.
6.750%, 1/15/06	5,600,000	5,638,993
3.695%, 5/18/06 (l)^	1,800,000	1,761,138
3.560%, 1/16/07 (l)	5,120,000	4,905,912
3.700%, 3/20/07 (l)	1,400,000	1,331,785
6.875%, 9/15/11	1,310,000	1,185,342
7.000%, 2/1/12	525,000	474,241
6.750%, 12/1/14^	3,635,000	3,139,928
8.000%, 11/1/31	310,000	269,961
HSBC Finance Corp.
2.920%, 2/9/07 (l)	6,285,000	6,296,093
John Deere Capital Corp.
3.090%, 3/16/06 (l)	3,150,000	3,152,287
SLM Corp.
2.823%, 1/25/08 (l)	2,780,000	2,776,995

		37,138,387

Diversified Financial Services (3.6%)
Aiful Corp.
4.450%, 2/16/10 §	2,940,000	2,870,040
Capital One Bank
8.250%, 6/15/05	1,850,000	1,867,083
Capital One Financial Corp.
5.250%, 2/21/17	1,480,000	1,411,007
CIT Group, Inc.
2.770%, 4/19/06 (l)	2,250,000	2,251,298
3.270%, 6/19/06 (l)	2,350,000	2,354,225
3.040%, 5/18/07 (l)	1,000,000	1,001,467
Citigroup, Inc.
3.175%, 3/20/06 (l)	3,250,000	3,254,446
Ford Motor Credit Co.
4.000%, 3/21/07 (l)	5,520,000	5,530,234
General Electric Capital Corp.
5.875%, 2/15/12	2,735,000	2,887,345
5.450%, 1/15/13	2,400,000	2,465,261
6.750%, 3/15/32	1,110,000	1,281,299

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
OMX Timber Finance Investments LLC, Series 1
5.420%, 1/29/20 §	$2,120,000	$2,079,190
Series 2
5.540%, 1/29/20 §	3,180,000	3,144,225
Pricoa Global Funding I
3.230%, 12/22/06 §(l)	5,375,000	5,388,480
3.900%, 12/15/08 §	4,540,000	4,446,916
Prudential Holdings LLC
8.695%, 12/18/23 §	945,000	1,195,879
UFJ Finance Aruba AEC
6.750%, 7/15/13	1,395,000	1,501,871

		44,930,266

Insurance (1.5%)
Arch Capital Group Ltd.
7.350%, 5/1/34	1,340,000	1,468,006
Aspen Insurance Holdings Ltd.
6.000%, 8/15/14 §	2,980,000	3,029,340
Liberty Mutual Group
7.000%, 3/15/34 §	1,460,000	1,502,298
6.500%, 3/15/35 §^	1,415,000	1,360,978
Monumental Global Funding II
3.900%, 6/15/09 §	2,735,000	2,646,495
Nationwide Financial Services, Inc.
6.250%, 11/15/11	175,000	188,217
5.900%, 7/1/12	485,000	509,082
North Front Pass-Through Trust
5.810%, 12/15/24 §(l)	2,710,000	2,682,786
Odyssey Reinsurance Holdings Corp.
7.650%, 11/1/13	1,095,000	1,187,915
Protective Life Secured Trust
2.720%, 1/14/08 (l)	1,820,000	1,819,061
Stingray Pass Through Trust
5.902%, 1/12/15 §^	2,700,000	2,647,485

		19,041,663

Real Estate (0.7%)
Hospitality Properties Trust
5.130%, 2/15/15	2,085,000	1,994,951
iStar Financial, Inc. (REIT)
6.000%, 12/15/10	3,908,000	4,028,499
5.150%, 3/1/12	985,000	952,896
Socgen Real Estate Co. LLC
7.640%, 12/31/49 §(l)	1,250,000	1,338,878

		8,315,224

Thrifts & Mortgage Finance (0.7%)
Countrywide Home Loans, Inc.
2.960%, 2/17/06 (l)	5,525,000	5,525,481
Washington Mutual Bank FA
5.125%, 1/15/15	3,070,000	2,989,937

		8,515,418

Total Financials		223,294,591

Government Securities (50.1%)
Agency CMO (0.7%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/11 IO	5,775,867	295,194
5.000%, 10/15/23 IO	8,092,664	734,259
Federal National Mortgage Association
4.500%, 9/25/22	3,566,541	3,575,885
4.500%, 11/25/22	1,896,426	1,897,950
Government National Mortgage Association
5.500%, 4/20/25 IO	3,661,795	245,906
5.500%, 1/20/27 IO	5,930,006	481,743
5.500%, 10/20/27 IO	9,046,319	930,864

		8,161,801

Foreign Governments (3.0%)
Bundesrepublik Deutschland
4.750%, 7/4/34	$13,455,000	$19,360,046
Russian Federation
8.750%, 7/24/05 §	6,475,000	6,568,887
12.750%, 6/24/28	2,840,000	4,647,660
United Mexican States
5.875%, 1/15/14^	2,230,000	2,213,275
11.500%, 5/15/26	1,120,000	1,694,000
11.500%, 5/15/26	520,000	786,500
8.300%, 8/15/31^	2,605,000	2,982,725

		38,253,093

U.S. Government Agencies (38.6%)
Federal Home Loan Bank
1.625%, 6/15/05^	1,085,000	1,081,832
Federal Home Loan Mortgage Corp.
1.500%, 8/15/05^	525,000	522,032
5.750%, 1/15/12^	27,150,000	28,818,666
6.750%, 3/15/31	7,360,000	8,974,784
6.250%, 7/15/32^	1,635,000	1,883,644
6.000%, 2/1/35	6,298,413	6,448,328
6.000%, 5/15/35 TBA	49,350,000	50,367,844
Federal National Mortgage Association
3.250%, 8/15/08^	12,275,000	11,873,018
7.125%, 1/15/30^	8,710,000	11,044,559
7.250%, 5/15/30	85,000	109,561
6.000%, 1/1/35	719,051	735,170
6.500%, 2/1/35	3,639,290	3,778,227
7.000%, 2/1/35	1,123,242	1,183,721
5.500%, 4/25/35 TBA	172,100,000	172,315,125
6.000%, 4/25/35 TBA	145,700,000	148,887,188
Government National Mortgage Association
5.500%, 4/15/35 TBA	38,600,000	38,937,750

		486,961,449

U.S. Treasuries (7.8%)
U.S. Treasury Bonds
8.875%, 2/15/19^	8,745,000	12,376,904
7.250%, 8/15/22^	3,000,000	3,834,960
6.375%, 8/15/27^	16,135,000	19,385,315
6.125%, 8/15/29^	2,500,000	2,944,630
5.375%, 2/15/31^	1,510,000	1,645,723
U.S. Treasury Notes
1.875%, 1/31/06^	805,000	795,315
3.000%, 12/31/06^	22,455,000	22,169,934
4.000%, 6/15/09^	1,310,000	1,304,524
3.375%, 10/15/09^	1,550,000	1,500,715
3.625%, 1/15/10^	4,380,000	4,275,121
3.500%, 2/15/10^	70,000	67,941
4.000%, 3/15/10^	3,810,000	3,780,236
4.750%, 5/15/14^	3,965,000	4,039,344
4.250%, 8/15/14^	2,730,000	2,677,106
4.250%, 11/15/14^	13,120,000	12,848,888
4.000%, 2/15/15	4,725,000	4,539,690

		98,186,346

Total Government Securities		631,562,689

Health Care (0.4%)
Health Care Equipment & Supplies (0.1%)
Hospira, Inc.
4.950%, 6/15/09	1,985,000	1,997,551

Health Care Providers & Services (0.2%)
UnitedHealth Group, Inc.
3.300%, 1/30/08	2,140,000	2,076,290

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.1%)
Wyeth
6.450%, 2/1/24	$1,055,000	$1,139,139

Total Health Care		5,212,980

Industrials (1.5%)
Aerospace & Defense (0.2%)
General Dynamics Corp.
2.125%, 5/15/06^	1,900,000	1,862,154

Industrial Conglomerates (0.4%)
General Electric Co.
5.000%, 2/1/13	1,310,000	1,308,097
Hutchison Whampoa International Ltd.
6.250%, 1/24/14 §^	1,610,000	1,674,300
7.450%, 11/24/33 §	2,180,000	2,399,910

		5,382,307

Machinery (0.3%)
Caterpillar Financial Services Corp.
2.960%, 2/26/07 (l)	4,140,000	4,143,556

Road & Rail (0.6%)
CSX Corp.
3.050%, 8/3/06 (l)	5,100,000	5,108,843
Norfolk Southern Corp.
7.800%, 5/15/27	1,155,000	1,443,824
7.250%, 2/15/31	763,000	914,990
Union Pacific Corp.
6.625%, 2/1/29	230,000	253,843

		7,721,500

Total Industrials		19,109,517

Materials (0.7%)
Chemicals (0.5%)
Albemarle Corp.
5.100%, 2/1/15	2,590,000	2,515,732
Dow Chemical Co.
7.375%, 11/1/29	1,185,000	1,443,829
ICI Wilmington, Inc.
5.625%, 12/1/13	2,100,000	2,127,814

		6,087,375

Metals & Mining (0.1%)
Newmont Mining Corp.
5.875%, 4/1/35	1,685,000	1,651,172

Paper & Forest Products (0.1%)
International Paper Co.
5.850%, 10/30/12	795,000	828,513

Total Materials		8,567,060

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.0%)
BellSouth Corp.
6.000%, 11/15/34^	2,965,000	2,950,128
British Telecommunications plc
6.750%, 3/15/29	995,000	1,155,990
Deutsche Telekom International Finance BV
5.250%, 7/22/13	600,000	601,712
8.250%, 6/15/30	1,380,000	1,804,834
France Telecom S.A.
8.000%, 3/1/11	525,000	600,724
8.750%, 3/1/31	1,690,000	2,224,297
SBC Communications, Inc.
5.100%, 9/15/14	2,605,000	2,539,044
5.625%, 6/15/16	2,925,000	2,936,548
Sprint Capital Corp.
6.900%, 5/1/19	1,145,000	1,240,112
8.750%, 3/15/32	1,550,000	2,010,909
Telecom Italia Capital S.A.
4.000%, 11/15/08	$1,685,000	$1,640,941
4.000%, 1/15/10 §	3,435,000	3,283,925
Verizon Global Funding Corp.
7.375%, 9/1/12	830,000	941,586
7.750%, 12/1/30^	325,000	392,794
Verizon New York, Inc.
7.375%, 4/1/32	985,000	1,105,438

		25,428,982

Wireless Telecommunication Services (0.7%)
America Movil S.A. de CV
6.375%, 3/1/35	1,980,000	1,791,472
AT&T Wireless Services, Inc.
8.125%, 5/1/12	1,270,000	1,483,647
8.750%, 3/1/31	1,710,000	2,256,022
Motorola, Inc.
7.500%, 5/15/25^	2,330,000	2,670,534

		8,201,675

Total Telecommunication Services		33,630,657

Utilities (2.5%)
Electric Utilities (1.8%)
Alabama Power Co.
2.800%, 12/1/06	1,580,000	1,548,064
Arizona Public Service Co.
4.650%, 5/15/15	915,000	872,580
Consolidated Edison, Inc.
5.625%, 7/1/12	905,000	947,538
Dominion Resources, Inc.
6.750%, 12/15/32	50,000	54,412
6.300%, 3/15/33	1,805,000	1,866,394
DTE Energy Co.
6.375%, 4/15/33^	1,370,000	1,422,901
Pacific Gas & Electric Co.
3.820%, 4/3/06 (l)	1,419,000	1,422,719
Pacificorp
4.300%, 9/15/08	1,550,000	1,542,076
Pepco Holdings, Inc.
6.450%, 8/15/12	890,000	957,477
7.450%, 8/15/32^	1,000,000	1,191,165
Progress Energy, Inc.
6.850%, 4/15/12	4,334,000	4,724,866
7.000%, 10/30/31	1,275,000	1,398,800
Scottish Power, plc
5.380%, 3/15/15^	3,670,000	3,661,207
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,451,660

		23,061,859

Gas Utilities (0.3%)
NiSource Finance Corp.
6.150%, 3/1/13	3,090,000	3,280,996

Multi-Utilities & Unregulated Power (0.4%)
Dominion Resources, Inc.
8.125%, 6/15/10	1,695,000	1,938,995
5.000%, 3/15/13^	10,000	9,854
PSEG Power LLC
5.500%, 12/1/15	1,480,000	1,488,658
8.625%, 4/15/31	960,000	1,274,792

		4,712,299

Total Utilities		31,055,154

Total Long-Term Debt Securities (120.0%) (Cost $1,516,787,107)		1,513,974,452

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Commercial Paper (7.1%)
Atlantis One Funding
2.93%, 6/1/05 §(p)	$1,149,000	$1,143,232
Bank of America Corp.
2.72%, 5/18/05 (p)	12,500,000	12,454,773
CC USA, Inc.
2.51%, 4/20/05 §(p)	1,000,000	998,607
Crown Point Capital Co.
2.77%, 5/24/05 §(p)	6,000,000	5,975,142
Dorada Finance
2.51%, 4/20/05 §(p)	2,615,000	2,611,356
FCAR Owner Trust
2.77%, 5/9/05 (p)	10,000,000	9,970,078
Greyhawk Funding LLC
3.07%, 7/7/05 §(p)	3,000,000	2,975,100
Intesa Funding
2.77%, 4/18/05 (p)	12,500,000	12,482,719
Irish Life & Permanent plc
2.90%, 6/2/05 §(p)	5,357,000	5,329,947
Santander Hispano Finance Delaware, Inc.
2.90%, 6/1/05 (p)	13,042,000	12,977,181
Scaldis Capital LLC
2.76%, 4/15/05 §(p)	2,000,000	1,997,700
Sheffield Receivables
2.76%, 4/15/05 §(p)	12,250,000	12,235,913
UBS Finance Delaware LLC
3.03%, 5/9/05 (p)	8,750,000	8,721,350

Total Commercial Paper		89,873,098

Government Securities (4.6%)
Federal Home Loan Bank
2.55%, 4/1/05 (o)	39,926,000	39,923,172
Federal National Mortgage Association
3.48%, 12/12/05 (o)	7,420,000	7,240,777
3.48%, 12/19/05 (o)	10,275,000	10,020,006

Total Government Securities		57,183,955

Short-Term Investments of Cash Collateral for Securities Loaned (10.8%)
ABN Amro Bank N.V. N.Y. Branch
2.93%, 4/1/05 (l)	10,000,000	10,000,000
Bank of America Securities LLC
2.81%, 5/3/05 (l)	5,000,000	5,000,000
Barclays Capital
2.85%, 4/1/05 (l)	14,873,343	14,873,343
Barclays London
2.74%, 5/11/05 (l)	9,003,863	9,003,863
Canadian Imperial Bank N.Y.
2.99%, 4/1/05 (l)	9,998,809	9,998,809
Concord Minutemen C.C. LLC, Series A
2.87%, 5/24/05 (l)	2,979,100	2,979,100
Credit Suisse First Boston LLC
2.56%, 4/4/05	29,405,700	29,405,699
Dresdner Bank AG
2.93%, 4/1/05 (l)	2,000,000	2,000,000
General Electric Capital Corp.
2.98%, 5/12/06 (l)	2,005,201	2,005,201
Giro Funding U.S. Corp.
2.97%, 6/15/05 (l)	1,984,922	1,984,922
Morgan Stanley
3.06%, 3/31/06 (l)	8,000,000	8,000,000
National City Bank Indiana
2.88%, 11/7/05 (l)	4,998,306	4,998,306
New York Life Insurance
2.96%, 6/30/05 (l)	6,000,000	6,000,000
Nomura Securities
2.95%, 4/1/05 (l)	$25,000,000	$25,000,000
U.S. Bank N.A.
2.84%, 10/2/06 (l)	4,995,667	4,995,667

Total Short-Term Investments of Cash Collateral for Securities Loaned		136,244,910

Total Short-Term Debt Securities (22.5%) (Amortized Cost $283,301,963)		283,301,963

	Number of Contracts
OPTIONS PURCHASED:
Call Options (0.0%)
EURODollar Futures
June-2005 @ $96.50*(d)	355	37,719
U.S. Treasury Note 10 Year Futures
May-2005 @ $109.00*(d)	288	216,000

		253,719

Put Options (0.0%)
U.S. Treasury Note 10 Year Futures
May-2005 @ $109.00*	192	96,000
December-2005 @ $106.00*	282	299,625

		395,625

Total Options Purchased (0.1%) (Cost $897,588)		649,344

Total Investments before Options Written (142.5%) (Cost/Amortized Cost $1,800,986,658)		1,797,925,759

OPTIONS WRITTEN:
Call Options (0.0%)
EURODollar Futures
April-2005 @ $96.625*(d)	(355)	(11,094)
U.S. Treasury Note 10 Year Futures
May-2005 @ $110.00*(d)	(576)	(162,000)

		(173,094)

Put Options (0.0%)
U.S. Treasury Note 10 Year Futures
May-2005 @ $107.00*	(96)	(6,000)
May-2005 @ $108.00*	(336)	(68,250)
September-2005 @ $107.00*	(282)	(233,531)

		(307,781)

Total Options Written (0.1%) (Premiums Received $811,368)		(480,875)

Total Investments (142.6%) (Cost/Amortized Cost $1,800,175,290)		1,797,444,884
Other Assets Less Liabilities (-42.6%)		(536,176,114)

Net Assets (100%)		$1,261,268,770

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $210,192,545 or 16.67% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(d)	Covered call option contracts written in connection with securities held.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

(p)	Yield to maturity.

Glossary:

CMO	—	Collaterized Mortgage Obligation
IO	—	Interest only
REIT	—	Real Estate Investment Trust
TBA	—	Security is subject to delayed delivery.

At March 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/05	Unrealized Appreciation/ (Depreciation)
Purchase
U.S. Treasury Bonds	166	June-05	$18,599,300	$18,488,250	$(111,050)
U.S. 2 Year Treasury Notes	702	June-05	145,911,461	145,237,219	(674,242)
U.S. 5 Year Treasury Notes	994	June-05	106,190,599	106,451,188	260,589

					(524,703)

Sales
EURO-BOBL	(285)	June-05	(43,714,994)	(43,933,174)	(218,180)
Japan 10 Year Bond	(9)	June-05	(11,572,011)	(11,730,460)	(158,449)
U.S. 10 Year Treasury Notes	(1,234)	June-05	(134,409,149)	(134,833,781)	(424,632)

					(801,261)

					$(1,325,964)

At March 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Foreign Currency Sell Contracts
European Union, expiring 5/11/05	15,051,000	$19,813,588	$19,577,287	$236,301

Options written for the three months ended March 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	—	$—
Options Written	3,815	1,640,676
Options Terminated in Closing Purchase Transactions	(122)	(151,054)
Options Expired	(2,048)	(678,254)
Options Exercised	—	—

Options Outstanding—March 31, 2005	1,645	$811,368

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,241,437,798
U.S. Government securities	137,546,431
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	2,247,676,018
U.S. Government securities	178,239,082

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,488,289
Aggregate gross unrealized depreciation	(12,616,460)

Net unrealized depreciation	$(3,128,171)

Federal income tax cost of investments	$1,801,053,930

At March 31, 2005, the Portfolio had loaned securities with a total value of $171,423,535. This was secured by collateral of $177,614,919 of which $136,244,910 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $41,370,009 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.2%)
Lear Corp.^	34,000	$1,508,240

Household Durables (0.6%)
Lennar Corp., Class A	61,000	3,457,480

Media (6.6%)
Dex Media, Inc.^	255,400	5,274,010
Gannett Co., Inc.	44,700	3,534,876
Liberty Media Corp., Class A*^	1,341,900	13,915,503
Liberty Media International, Inc., Class A*	61,100	2,672,514
Time Warner, Inc.*	98,900	1,735,695
Viacom, Inc., Class B	400,800	13,959,864

		41,092,462

Multiline Retail (2.2%)
Dollar General Corp.	244,000	5,346,040
Federated Department Stores, Inc.	52,100	3,315,644
Kohl’s Corp.*^	100,200	5,173,326

		13,835,010

Specialty Retail (0.5%)
Staples, Inc.	102,400	3,218,432

Textiles, Apparel & Luxury Goods (1.4%)
Jones Apparel Group, Inc.	268,900	9,005,461

Total Consumer Discretionary		72,117,085

Consumer Staples (5.9%)
Beverages (1.1%)
Coca-Cola Co.	162,700	6,779,709

Food & Staples Retailing (0.6%)
CVS Corp.	71,900	3,783,378

Food Products (0.4%)
Kraft Foods, Inc., Class A^	84,800	2,802,640

Household Products (0.9%)
Kimberly-Clark Corp.	46,100	3,030,153
Procter & Gamble Co.	47,200	2,501,600

		5,531,753

Tobacco (2.9%)
Altria Group, Inc.	272,800	17,838,392

Total Consumer Staples		36,735,872

Energy (13.2%)
Energy Equipment & Services (0.9%)
GlobalSantaFe Corp.	74,000	2,740,960
Rowan Cos., Inc.	109,400	3,274,342

		6,015,302

Oil & Gas (12.3%)
Anadarko Petroleum Corp.	76,700	5,836,870
ChevronTexaco Corp.	246,300	14,361,753
ConocoPhillips	96,000	10,352,640
Exxon Mobil Corp.	640,600	38,179,760
Unocal Corp.	127,700	7,877,813

		76,608,836

Total Energy		82,624,138

Financials (31.6%)
Capital Markets (3.5%)
Charles Schwab Corp.	107,200	1,126,672
Morgan Stanley	220,200	12,606,450
State Street Corp.	180,900	$7,908,948

		21,642,070

Commercial Banks (8.6%)
Bank of America Corp.	498,200	21,970,620
BB&T Corp.^	54,100	2,114,228
Comerica, Inc.^	73,700	4,059,396
North Fork Bancorp, Inc.	166,300	4,613,162
SunTrust Banks, Inc.	65,600	4,727,792
U.S. Bancorp	347,300	10,009,186
Wachovia Corp.	66,800	3,400,788
Wells Fargo & Co.	47,000	2,810,600

		53,705,772

Consumer Finance (1.4%)
MBNA Corp.	361,500	8,874,825

Diversified Financial Services (6.4%)
CIT Group, Inc.	241,200	9,165,600
Citigroup, Inc.	690,200	31,017,588

		40,183,188

Insurance (6.2%)
Ambac Financial Group, Inc.	73,400	5,486,650
American International Group, Inc.	48,800	2,704,008
Assurant, Inc.	120,500	4,060,850
Genworth Financial, Inc., Class A	80,900	2,226,368
Hartford Financial Services Group, Inc.	32,400	2,221,344
RenaissanceRe Holdings Ltd.	146,600	6,846,220
Willis Group Holdings Ltd.	410,500	15,135,135

		38,680,575

Real Estate (2.4%)
Equity Office Properties Trust (REIT)	171,200	5,158,256
Prologis Trust (REIT)	130,900	4,856,390
United Dominion Realty Trust, Inc. (REIT)	220,800	4,608,096

		14,622,742

Thrifts & Mortgage Finance (3.1%)
Fannie Mae	31,600	1,720,620
Freddie Mac	227,500	14,378,000
Washington Mutual, Inc.	87,700	3,464,150

		19,562,770

Total Financials		197,271,942

Health Care (4.2%)
Health Care Equipment & Supplies (1.4%)
Boston Scientific Corp.*	290,000	8,494,100

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	59,200	3,391,568
Coventry Health Care, Inc.*	24,200	1,648,988
WellPoint, Inc.*	53,200	6,668,620

		11,709,176

Pharmaceuticals (0.9%)
Eli Lilly & Co.	56,600	2,948,860
Wyeth	67,500	2,847,150

		5,796,010

Total Health Care		25,999,286

Industrials (12.0%)
Aerospace & Defense (2.2%)
Honeywell International, Inc.	85,400	3,177,734
Lockheed Martin Corp.	140,600	8,585,036
United Technologies Corp.	21,700	2,206,022

		13,968,792

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (1.0%)
Cendant Corp.	81,100	$1,665,794
Waste Management, Inc.	161,000	4,644,850

		6,310,644

Industrial Conglomerates (7.2%)
General Electric Co.	940,200	33,903,612
Tyco International Ltd.^	326,300	11,028,940

		44,932,552

Machinery (0.5%)
Eaton Corp.	45,900	3,001,860

Road & Rail (1.1%)
Union Pacific Corp.	99,500	6,935,150

Total Industrials		75,148,998

Information Technology (5.5%)
Communications Equipment (0.8%)
Cisco Systems, Inc.*	104,500	1,869,505
Corning, Inc.*	280,700	3,124,191

		4,993,696

Computers & Peripherals (2.0%)
Hewlett-Packard Co.	323,564	7,098,994
International Business Machines Corp.^	56,100	5,126,418

		12,225,412

IT Services (1.4%)
Affiliated Computer Services, Inc., Class A*^	85,800	4,567,992
Sabre Holdings Corp., Class A^	204,200	4,467,896

		9,035,888

Software (1.3%)
Computer Associates International, Inc.^	144,900	3,926,790
Microsoft Corp.	179,100	4,328,847

		8,255,637

Total Information Technology		34,510,633

Materials (4.7%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	42,000	2,658,180
Nalco Holding Co.*	35,149	661,856
Praxair, Inc.	142,800	6,834,408

		10,154,444

Containers & Packaging (0.7%)
Pactiv Corp.*	188,900	4,410,815

Metals & Mining (1.8%)
Alcoa, Inc.	220,700	6,707,073
United States Steel Corp.	84,900	4,317,165

		11,024,238

Paper & Forest Products (0.6%)
International Paper Co.^	102,500	3,770,975

Total Materials		29,360,472

Telecommunication Services (4.9%)
Diversified Telecommunication Services (4.9%)
ALLTEL Corp.^	32,900	1,804,565
SBC Communications, Inc.	156,100	3,698,009
Sprint Corp.^	342,100	7,782,775
Verizon Communications, Inc.	480,900	17,071,950

Total Telecommunication Services		30,357,299

Utilities (5.1%)
Electric Utilities (3.0%)
Edison International, Inc.	105,900	3,676,848
FPL Group, Inc.	62,400	2,505,360
Pinnacle West Capital Corp.	140,500	5,972,655
PPL Corp.	122,500	$6,613,775

		18,768,638

Multi-Utilities & Unregulated Power (2.1%)
Dominion Resources, Inc.^	111,700	8,313,831
SCANA Corp.	125,900	4,811,898

		13,125,729

Total Utilities		31,894,367

Total Common Stocks (98.6%) (Cost $584,286,060)		616,020,092

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Security (0.7%)
Federal Home Loan Bank
2.55%, 4/1/05 (o)	$4,169,000	4,168,705

Short-Term Investments of Cash Collateral for Securities Loaned (6.0%)
Barclays Capital
2.85%, 4/1/05	17,557,880	17,557,880
Beta Finance, Inc.
2.86%, 5/25/05	992,979	992,979
Clipper Receivables Corp.
2.81%, 4/18/05	997,589	997,589
Dresdner Bank AG
2.93%, 4/1/05	15,000,000	15,000,000
Galaxy Funding, Inc.
2.74%, 5/4/05	994,258	994,258
Giro Multi Funding
2.81%, 4/20/05	997,663	997,663
Old Line Funding
2.81%, 5/2/05	996,422	996,422

Total Short-Term Investments of Cash Collateral for Securities Loaned		37,536,791

Total Short-Term Debt Securities (6.7%) (Amortized Cost $41,705,496)		41,705,496

Total Investments (105.3%) (Cost/Amortized Cost $625,991,556)		657,725,588
Other Assets Less Liabilities (-5.3%)		(33,182,448)

Net Assets (100%)		$624,543,140

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$95,193,706
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	82,299,179

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,133,664
Aggregate gross unrealized depreciation	(17,649,047)

Net unrealized appreciation	$20,484,617

Federal income tax cost of investments	$637,240,971

At March 31, 2005, the Portfolio had loaned securities with a total value of $36,981,763. This was secured by collateral of $37,536,791 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $705 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $27,237,985 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.3%)
Automobiles (0.7%)
Winnebago Industries, Inc.^	284,700	$8,996,520

Hotels, Restaurants & Leisure (2.1%)
Alliance Gaming Corp.*^	1,120,800	10,748,472
CBRL Group, Inc.	251,700	10,395,210
WMS Industries, Inc.*^	252,000	7,096,320

		28,240,002

Household Durables (0.3%)
Jarden Corp.*^	97,400	4,468,712

Media (5.3%)
ADVO, Inc.^	531,150	19,891,567
Arbitron, Inc.	324,600	13,925,340
Journal Register Co.*	544,700	9,096,490
Liberty Corp.^	244,200	9,902,310
ProQuest Co.*	199,400	7,208,310
R.H. Donnelley Corp.*	212,200	12,326,698

		72,350,715

Multiline Retail (0.3%)
99 Cents Only Stores*^	271,200	3,571,704

Specialty Retail (6.6%)
AnnTaylor Stores Corp.*	392,900	10,054,311
Cost Plus, Inc.*^	361,500	9,717,120
CSK Auto Corp.*	530,400	9,361,560
Dick’s Sporting Goods, Inc.*	30,100	1,105,573
Gymboree Corp.*	817,500	10,251,450
HOT Topic, Inc.*^	525,700	11,486,545
Rush Enterprises, Inc., Class A*	369,500	5,793,760
Sports Authority, Inc.*^	409,500	11,261,250
TBC Corp.*^	326,600	9,099,076
Tractor Supply Co.*^	271,800	11,864,070

		89,994,715

Textiles, Apparel & Luxury Goods (2.0%)
K-Swiss, Inc., Class A^	234,400	7,742,232
Timberland Co., Class A*	165,300	11,724,729
Warnaco Group, Inc.*^	293,300	7,050,932

		26,517,893

Total Consumer Discretionary		234,140,261

Consumer Staples (2.1%)
Commercial Services & Supplies (0.8%)
DeVry, Inc.*^	566,400	10,716,288

Food & Staples Retailing (0.7%)
Performance Food Group Co.*^	359,400	9,948,192

Food Products (0.6%)
Delta & Pine Land Co.	301,200	8,132,400

Total Consumer Staples		28,796,880

Energy (9.6%)
Energy Equipment & Services (4.2%)
Grey Wolf, Inc.*	1,272,800	8,375,024
Hanover Compressor Co.*^	716,200	8,644,534
Key Energy Services, Inc.*	1,320,700	15,148,429
Maverick Tube Corp.*^	141,300	4,593,663
Oil States International, Inc.*	271,000	5,569,050
Veritas DGC, Inc.*	492,300	14,749,308

		57,080,008

Oil & Gas (5.4%)
Denbury Resources, Inc.*	158,300	5,576,909
Energy Partners Ltd.*	255,500	6,635,335
Forest Oil Corp.*	255,400	$10,343,700
General Maritime Corp.*	104,600	5,066,824
Houston Exploration Co.*	77,800	4,430,710
Kinder Morgan Management LLC*	308,112	12,506,260
OMI Corp.^	672,600	12,880,290
Range Resources Corp.	215,100	5,024,736
W&T Offshore, Inc.*	235,800	4,895,208
Whiting Petroleum Corp.*^	142,200	5,798,916

		73,158,888

Total Energy		130,238,896

Financials (22.7%)
Capital Markets (0.2%)
Knight Trading Group, Inc., Class A*	292,200	2,816,808

Commercial Banks (10.2%)
Bank of the Ozarks, Inc.^	203,300	6,454,775
Boston Private Financial Holdings, Inc.^	289,400	6,873,250
Citizens Banking Corp.^	176,400	5,179,104
First Community Bancorp, Inc./California^	189,876	8,411,507
First Midwest Bancorp, Inc.^	251,325	8,163,036
MB Financial, Inc.^	356,800	13,665,440
Old National Bancorp/Indiana^	325,459	6,606,818
Pacific Capital Bancorp	153,200	4,562,296
Provident Bankshares Corp.^	308,200	10,158,272
Sandy Spring Bancorp, Inc.^	190,000	6,140,800
South Financial Group, Inc.	310,500	9,482,670
Southwest Bancorp of Texas, Inc.^	373,600	6,855,560
Sterling Bancshares, Inc./Texas	694,700	9,864,740
Texas Regional Bancshares, Inc.^	348,150	10,482,796
Umpqua Holdings Corp.^	403,148	9,413,506
United Bancshares, Inc.^	194,900	6,458,986
Westamerica Bancorp	160,900	8,329,793

		137,103,349

Diversified Financial Services (1.6%)
Calamos Asset Management, Inc., Class A	148,600	4,000,312
Financial Federal Corp.^	287,000	10,151,190
GFI Group, Inc.*	273,800	7,346,054

		21,497,556

Insurance (2.9%)
Arch Capital Group Ltd.*	389,700	15,603,588
Assured Guaranty Ltd.	576,000	10,339,200
Bristol West Holdings, Inc.	405,000	6,277,500
Max Reinsurance Capital Ltd.^	303,900	7,150,767

		39,371,055

Real Estate (5.6%)
Alexandria Real Estate Equities, Inc. (REIT)	143,100	9,212,778
BioMed Realty Trust, Inc. (REIT)	527,500	10,866,500
Brandywine Realty Trust (REIT)	469,300	13,328,120
Capital Automotive Real Estate Investment Trust (REIT)^	209,500	6,938,640
CarrAmerica Realty Corp. (REIT)	183,400	5,786,270
Inland Real Estate Corp. (REIT)^	177,100	2,661,813
Lexington Corp. Properties Trust (REIT)	379,000	8,315,260
Mills Corp. (REIT)	215,100	11,378,790

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Mission West Properties, Inc. (REIT)	186,500	$1,976,900
Prentiss Properties Trust (REIT)	161,800	5,527,088

		75,992,159

Thrifts & Mortgage Finance (2.2%)
Bank Atlantic Bancorp, Inc., Class A	416,900	7,254,060
Bankunited Financial Corp., Class A*^	399,900	10,741,314
MAF Bancorp, Inc.	279,200	11,597,968

		29,593,342

Total Financials		306,374,269

Health Care (7.9%)
Biotechnology (0.5%)
Martek Biosciences Corp.*^	129,400	7,529,786

Health Care Equipment & Supplies (1.6%)
Candela Corp.*^	328,000	2,925,760
DJ Orthopedics, Inc.*	357,300	8,950,365
Inamed Corp.*	142,700	9,971,876

		21,848,001

Health Care Providers & Services (2.9%)
Hanger Orthopedic Group, Inc.*^‡	1,095,500	6,518,225
Kindred Healthcare, Inc.*^	354,100	12,428,910
LifePoint Hospitals, Inc.*	251,400	11,021,376
PSS World Medical, Inc.*^	821,700	9,342,729

		39,311,240

Pharmaceuticals (2.9%)
Able Laboratories, Inc.*^	335,900	7,880,214
BioScrip, Inc.^	917,300	5,531,319
First Horizon Pharmaceutical Corp.*^	426,500	7,199,320
Par Pharmaceutical Cos., Inc.*^	148,900	4,979,216
Taro Pharmaceuticals Industries Ltd.*^	414,500	13,081,620

		38,671,689

Total Health Care		107,360,716

Industrials (13.8%)
Aerospace & Defense (1.4%)
DRS Technologies, Inc.*	248,100	10,544,250
Esterline Technologies Corp.*	257,600	8,900,080

		19,444,330

Air Freight & Logistics (1.5%)
Forward Air Corp.	207,164	8,821,043
Pacer International, Inc.*	465,200	11,113,628

		19,934,671

Airlines (0.5%)
Airtran Holdings, Inc.*^	693,300	6,274,365

Commercial Services & Supplies (6.2%)
Corinthian Colleges, Inc.*^	805,300	12,659,316
Herman Miller, Inc.^	338,500	10,195,620
Learning Tree International, Inc.*^	689,128	9,930,335
Tetra Tech, Inc.*^	903,800	11,405,956
United Rentals, Inc.*^	458,300	9,262,243
Waste Connections, Inc.*^	191,399	6,651,115
Watson Wyatt & Co. Holdings^	522,900	14,222,880
Wright Express Corp.*	551,900	9,437,490

		83,764,955

Construction & Engineering (1.4%)
Chicago Bridge & Iron Co., N.V. (N.Y. Shares)	188,200	8,286,446
Shaw Group, Inc.*^	453,200	$9,879,760

		18,166,206

Electrical Equipment (0.8%)
Roper Industries, Inc.^	172,700	11,311,850

Machinery (1.0%)
Tecumseh Products Co., Class A	254,959	10,098,926
Wabash National Corp.	164,000	4,001,600

		14,100,526

Road & Rail (1.0%)
Overnite Corp.	223,500	7,149,765
Swift Transportation Co., Inc.*^	258,300	5,718,762

		12,868,527

Total Industrials		185,865,430

Information Technology (15.4%)
Aerospace & Defense (0.9%)
Titan Corp.*	662,000	12,021,920

Communications Equipment (4.0%)
Adtran, Inc.^	385,300	6,796,692
Avocent Corp.*	166,600	4,274,956
C-COR, Inc.*	1,618,600	9,841,088
CommScope, Inc.*^	681,300	10,192,248
Ditech Communications Corp.*^	393,300	4,904,451
Foundry Networks, Inc.*	628,400	6,221,160
Oplink Communications, Inc.*^	1,255,600	1,971,292
Polycom, Inc.*	328,800	5,573,160
SafeNet, Inc.*^	144,400	4,232,364

		54,007,411

Computers & Peripherals (1.3%)
Advanced Digital Information Corp.*^	587,000	4,813,400
Dot Hill Systems Corp.*^	1,179,300	7,016,835
Komag, Inc.*^	268,300	5,996,505

		17,826,740

Electronic Equipment & Instruments (4.0%)
Benchmark Electronics, Inc.*^	362,600	11,541,558
Metrologic Instruments, Inc.*	411,600	9,252,768
Photon Dynamics, Inc.*^	239,100	4,557,246
Plexus Corp.*^	423,300	4,872,183
Rogers Corp.*^	314,200	12,568,000
TTM Technologies, Inc.*^	1,103,100	11,538,426

		54,330,181

IT Services (1.8%)
BearingPoint, Inc.*^	691,300	6,062,701
BISYS Group, Inc.*	537,900	8,434,272
MPS Group, Inc.*^	926,900	9,741,719

		24,238,692

Semiconductors & Semiconductor Equipment (2.5%)
AMIS Holdings, Inc.*	393,000	4,436,970
Brooks Automation, Inc.*^	395,900	6,009,762
ChipMOS TECHNOLOGIES Bermuda Ltd.*^	1,055,300	6,775,026
Exar Corp.*	604,500	8,100,300
Ultratech, Inc.*^	543,500	7,935,100

		33,257,158

Software (0.9%)
Secure Computing Corp.*	773,100	6,625,467
Verity, Inc.*	588,520	5,561,514

		12,186,981

Total Information Technology		207,869,083

Materials (3.7%)
Chemicals (2.8%)
Olin Corp.^	509,400	11,359,620

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
PolyOne Corp.*^	814,200	$7,230,096
Scotts Miracle Gro Co., Class A*^	176,000	12,360,480
Spartech Corp.	371,200	7,368,320

		38,318,516

Containers & Packaging (0.4%)
Packaging Corp. of America^	228,100	5,540,549

Metals & Mining (0.5%)
Foundation Coal Holdings, Inc.^	182,000	4,278,820
GrafTech International Ltd.*^	335,700	1,910,133

		6,188,953

Total Materials		50,048,018

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Wireless Facilities, Inc.*^	812,830	5,080,188

Total Telecommunication Services		5,080,188

Utilities (2.6%)
Electric Utilities (0.7%)
Cleco Corp.	485,500	10,341,150

Gas Utilities (1.5%)
AGL Resources, Inc.	326,800	11,415,124
New Jersey Resources Corp.	197,500	8,597,175

		20,012,299

Multi-Utilities & Unregulated Power (0.4%)
Vectren Corp.^	196,600	5,237,424

Total Utilities		35,590,873

Total Common Stocks (95.5%) (Cost $1,178,692,803)		1,291,364,614

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Securities (4.2%)
U.S. Treasury Bills
2.38%, 4/7/05	$1,268,000	1,267,412
2.57%, 5/5/05^	56,585,000	56,443,759

Total Government Securities		57,711,171

Short-Term Investments of Cash Collateral for Securities Loaned (8.6%)
Bank of Nova Scotia N.Y.
2.84%, 5/30/06(l)	4,997,085	4,997,085
Barclays Capital
2.85%, 4/1/05	13,524,561	13,524,561
Barclays London
2.74%, 5/11/05	10,004,292	10,004,292
Clipper Receivables Corp.
2.81%, 4/18/05	997,589	997,589
Concord Minutemen C.C. LLC, Series A
2.77%, 4/14/05(l)	4,999,913	4,999,913
2.87%, 5/24/05	2,979,100	2,979,100
Dresdner Bank AG
2.93%, 4/1/05	2,000,000	2,000,000
General Electric Capital Corp.
2.96%, 3/29/06(l)	6,002,985	6,002,985
2.98%, 5/12/06(l)	2,005,201	2,005,201
Giro Funding U.S. Corp.
2.97%, 6/15/05	$1,984,922	$1,984,922
Giro Multi Funding
2.81%, 4/20/05	1,995,325	1,995,325
Merrill Lynch and Co.
2.72%, 10/19/06(l)	5,000,000	5,000,000
Morgan Stanley
3.06%, 3/31/06(l)	1,500,000	1,500,000
New York Life Insurance
2.96%, 6/30/05	9,000,000	9,000,000
Nomura Securities
2.95%, 4/1/05	35,000,000	35,000,000
Nordeutsche Landesbank, N.Y.
2.86%, 3/30/06(l)	8,993,830	8,993,830
U.S. Bank N.A.
2.84%, 10/2/06	4,995,667	4,995,667

Total Short-Term Investments of Cash Collateral for Securities Loaned		115,980,470

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.24%, 4/1/05	1,954	1,954

Total Short-Term Debt Securities (12.8%) (Amortized Cost $173,693,595)		173,693,595

Total Investments (108.3%) (Cost/Amortized Cost $1,352,386,398)		1,465,058,209
Other Assets Less Liabilities (-8.3%)		(112,732,435)

Net Assets (100%)		$1,352,325,774

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(‡)	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value March 31, 2005	Dividend Income	Realized Gain
Hanger Orthopedic Group, Inc.	$1,236,870	$6,726,256	$—	$6,518,225	$—	$—

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$290,155,798
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	247,044,727

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,920,654
Aggregate gross unrealized depreciation	(50,768,927)

Net unrealized appreciation	$111,151,727

Federal income tax cost of investments	$1,353,906,482

At March 31, 2005, the Portfolio had loaned securities with a total value of $116,451,451. This was secured by collateral of $118,747,138 of which $115,980,470 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $2,766,668 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.5%)
Hotels, Restaurants & Leisure (10.3%)
Carnival Corp.	840,936	$43,568,894
Four Seasons Hotels, Inc.^	247,167	17,474,707
MGM Mirage, Inc.*^	474,000	33,568,680
Starbucks Corp.*	827,709	42,759,447
Wynn Resorts Ltd.*^	859,373	58,213,927

		195,585,655

Household Durables (1.8%)
Lennar Corp., Class A	594,299	33,684,867

Specialty Retail (5.4%)
Lowe’s Cos., Inc.	1,802,627	102,911,976

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	448,606	37,373,366

Total Consumer Discretionary		369,555,864

Consumer Staples (5.4%)
Household Products (5.4%)
Procter & Gamble Co.	1,925,067	102,028,551

Total Consumer Staples		102,028,551

Energy (3.5%)
Energy Equipment & Services (0.8%)
Schlumberger Ltd.	212,864	15,002,655

Oil & Gas (2.7%)
Exxon Mobil Corp.	874,564	52,124,014

Total Energy		67,126,669

Financials (16.4%)
Capital Markets (7.4%)
Goldman Sachs Group, Inc.	837,126	92,075,489
UBS AG	583,160	49,218,704

		141,294,193

Consumer Finance (4.0%)
SLM Corp.	1,524,777	75,994,885

Diversified Financial Services (1.8%)
Chicago Mercantile Exchange Holdings, Inc.^	174,170	33,794,205

Thrifts & Mortgage Finance (3.2%)
Countrywide Financial Corp.	1,873,245	60,805,533

Total Financials		311,888,816

Health Care (21.9%)
Biotechnology (6.0%)
Genentech, Inc.*	2,011,017	113,843,672

Health Care Equipment & Supplies (5.1%)
Zimmer Holdings, Inc.*	1,236,961	96,247,935

Health Care Providers & Services (8.8%)
UnitedHealth Group, Inc.	1,749,133	166,832,306

Pharmaceuticals (2.0%)
Johnson & Johnson	555,999	37,340,893

Total Health Care		414,264,806

Industrials (14.7%)
Aerospace & Defense (1.8%)
Lockheed Martin Corp.	555,194	33,900,146

Air Freight & Logistics (4.4%)
FedEx Corp.	901,347	84,681,551

Industrial Conglomerates (5.9%)
General Electric Co.	3,087,581	111,338,171

Machinery (2.6%)
Caterpillar, Inc.	537,669	$49,164,453

Total Industrials		279,084,321

Information Technology (9.7%)
Communications Equipment (4.6%)
QUALCOMM, Inc.	2,360,474	86,511,372

Computers & Peripherals (3.4%)
Dell, Inc.*	1,699,877	65,309,274

Software (1.7%)
Electronic Arts, Inc.*	617,427	31,970,370

Total Information Technology		183,791,016

Utilities (2.9%)
Electric Utilities (2.9%)
TXU Corp.	690,307	54,969,146

Total Utilities		54,969,146

Total Common Stocks (94.0%) (Cost $1,567,287,947)		1,782,709,189

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (4.7%)
Bank of Nova Scotia N.Y.
2.84%, 5/30/06 (l)	$9,994,170	9,994,170
Barclays Capital
2.85%, 4/1/05	715,241	715,241
Barclays London
2.74%, 5/11/05	7,003,005	7,003,005
Beta Finance, Inc.
2.86%, 5/25/05	1,985,958	1,985,958
CC USA, Inc.
2.92%, 10/28/05 (l)	4,003,282	4,003,282
Clipper Receivables Corp.
2.81%, 4/18/05	1,995,178	1,995,178
Dresdner Bank AG
2.93%, 4/1/05	25,000,000	25,000,000
General Electric Capital Corp.
2.96%, 3/29/06 (l)	2,501,244	2,501,244
Giro Funding U.S. Corp.
2.97%, 6/15/05	992,461	992,461
Giro Multi Funding
2.81%, 4/20/05	1,995,325	1,995,325
Nomura Securities
2.95%, 4/1/05	29,999,999	29,999,999
Old Line Funding
2.81%, 5/2/05	2,378,460	2,378,460

Total Short-Term Investments of Cash Collateral for Securities Loaned		88,564,323

Time Deposit (7.9%)
JPMorgan Chase Nassau
2.24%, 4/1/05	150,330,136	150,330,136

Total Short-Term Debt Securities (12.6%) (Amortized Cost $238,894,459)		238,894,459

Total Investments (106.6%) (Cost/Amortized Cost $1,806,182,406)		2,021,603,648
Other Assets Less Liabilities (-6.6%)		(125,610,337)

Net Assets (100%)		$1,895,993,311

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Options written for the three months ended March 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	—	$—
Options Written	277	46,349
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	(277)	(46,349)

Options Outstanding—March 31, 2005	—	$—

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$510,512,908
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	401,881,058

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$231,313,941
Aggregate gross unrealized depreciation	(16,472,518)

Net unrealized appreciation	$214,841,423

Federal income tax cost of investments	$1,806,762,225

At March 31, 2005, the Portfolio had loaned securities with a total value of $85,943,287. This was secured by collateral of $88,564,323 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $8,660 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.5%)
Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	749,600	$23,342,544

Household Durables (1.4%)
Koninklijke (Royal) Philips Electronics N.V. (N.Y. Shares)*^	1,100,500	30,285,760

Media (10.5%)
Clear Channel Communications, Inc.	310,800	10,713,276
Comcast Corp., Special Class A*	1,153,900	38,540,260
Dow Jones & Co., Inc.	310,700	11,610,859
Interpublic Group of Cos., Inc.*^	1,712,900	21,034,412
Liberty Media Corp., Class A*	4,019,220	41,679,311
Time Warner, Inc.*	2,240,700	39,324,285
Viacom, Inc., Class B	982,200	34,210,026
Walt Disney Co.^	991,100	28,474,303

		225,586,732

Specialty Retail (4.5%)
Foot Locker, Inc.	2,143,100	62,792,830
Gap, Inc.	1,492,300	32,591,832

		95,384,662

Total Consumer Discretionary		374,599,698

Consumer Staples (7.6%)
Beverages (1.0%)
Coca-Cola Enterprises, Inc.	1,041,000	21,361,320

Food & Staples Retailing (0.4%)
Albertson’s, Inc.^	437,400	9,032,310

Food Products (3.2%)
General Mills, Inc.	469,000	23,051,350
Sara Lee Corp.	1,022,700	22,663,032
Unilever N.V. (N.Y. Shares)	323,300	22,120,186

		67,834,568

Household Products (1.8%)
Kimberly-Clark Corp.	593,000	38,977,890

Personal Products (1.2%)
Gillette Co.	501,700	25,325,816

Total Consumer Staples		162,531,904

Energy (9.0%)
Energy Equipment & Services (3.9%)
Diamond Offshore Drilling, Inc.^	665,200	33,193,480
GlobalSantaFe Corp.	1,335,800	49,478,032

		82,671,512

Oil & Gas (5.1%)
Anadarko Petroleum Corp.	326,400	24,839,040
Exxon Mobil Corp.	1,076,700	64,171,320
Royal Dutch Petroleum Co. (N.Y. Shares)	347,400	20,857,896

		109,868,256

Total Energy		192,539,768

Financials (23.9%)
Capital Markets (6.4%)
Bank of New York Co., Inc.	1,206,500	35,048,825
Goldman Sachs Group, Inc.	192,400	21,162,076
Mellon Financial Corp.	1,157,800	33,043,612
Morgan Stanley	849,100	48,610,975

		137,865,488

Commercial Banks (2.9%)
Bank of America Corp.	852,300	37,586,430
Wachovia Corp.	472,800	$24,070,248

		61,656,678

Diversified Financial Services (5.4%)
Citigroup, Inc.	1,353,257	60,815,370
JPMorgan Chase & Co.	1,607,872	55,632,371

		116,447,741

Insurance (9.2%)
ACE Ltd.	350,300	14,456,881
Allstate Corp.	282,100	15,250,326
American International Group, Inc.	1,441,100	79,851,351
Genworth Financial, Inc., Class A	875,200	24,085,504
Hartford Financial Services Group, Inc.	280,100	19,203,656
St. Paul Travelers Cos., Inc.	1,189,538	43,691,731

		196,539,449

Total Financials		512,509,356

Health Care (4.6%)
Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	834,600	28,359,708

Pharmaceuticals (3.3%)
GlaxoSmithKline plc (ADR)^	602,300	27,657,616
Pfizer, Inc.	842,300	22,127,221
Schering-Plough Corp.	1,132,800	20,560,320

		70,345,157

Total Health Care		98,704,865

Industrials (12.5%)
Aerospace & Defense (5.5%)
Boeing Co.	275,200	16,088,192
Goodrich Corp.	578,800	22,162,252
Honeywell International, Inc.	886,200	32,975,502
Raytheon Co.	1,176,400	45,526,680

		116,752,626

Industrial Conglomerates (4.3%)
General Electric Co.	1,402,500	50,574,150
Tyco International Ltd.	1,219,100	41,205,580

		91,779,730

Machinery (1.2%)
Deere & Co.	385,600	25,885,328

Road & Rail (1.5%)
Norfolk Southern Corp.	889,000	32,937,450

Total Industrials		267,355,134

Information Technology (11.9%)
Communications Equipment (1.9%)
3Com Corp.*	4,258,600	15,160,616
Lucent Technologies, Inc.*^	2,143,430	5,894,433
Motorola, Inc.	1,370,220	20,512,193

		41,567,242

Computers & Peripherals (4.5%)
Hewlett-Packard Co.	1,528,357	33,532,152
International Business Machines Corp.	359,260	32,829,179
Seagate Technology*	1,520,200	29,719,910

		96,081,241

Electronic Equipment & Instruments (0.8%)
Agilent Technologies, Inc.*	780,600	17,329,320

IT Services (2.4%)
Electronic Data Systems Corp.	668,400	13,815,828
Unisys Corp.*	5,161,600	36,440,896

		50,256,724

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (1.3%)
Agere Systems, Inc., Class B*	761,000	$1,080,620
LSI Logic Corp.*	4,876,500	27,259,635

		28,340,255

Software (1.0%)
BEA Systems, Inc.*	1,326,100	10,569,017
Borland Software Corp.*^	1,296,700	10,529,204

		21,098,221

Total Information Technology		254,673,003

Materials (5.3%)
Chemicals (2.0%)
DuPont (E.I.) de Nemours & Co.	838,300	42,954,492

Metals & Mining (1.0%)
Alcoa, Inc.	684,400	20,798,916

Paper & Forest Products (2.3%)
International Paper Co.	1,056,100	38,853,919
Weyerhaeuser Co.	160,200	10,973,700

		49,827,619

Total Materials		113,581,027

Telecommunication Services (4.1%)
Diversified Telecommunication Services (4.1%)
BellSouth Corp.	843,600	22,178,244
SBC Communications, Inc.	973,700	23,066,953
Sprint Corp.	867,200	19,728,800
Verizon Communications, Inc.	662,700	23,525,850

Total Telecommunication Services		88,499,847

Total Common Stocks (96.4%) (Cost $1,904,405,637)		2,064,994,602

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (4.8%)
ABN Amro Bank N.V. N.Y. Branch
2.93%, 4/1/05	$5,000,000	5,000,000
Barclays Capital
2.85%, 4/1/05	33,640,482	33,640,482
Barclays London
2.74%, 5/11/05	7,003,005	7,003,005
Beta Finance, Inc.
2.86%, 5/25/05	1,985,958	1,985,958
Dresdner Bank AG
2.93%, 4/1/05	2,000,000	2,000,000
General Electric Capital Corp.
2.96%, 3/29/06 (l)	13,006,467	13,006,467
2.98%, 5/12/06 (l)	$4,010,402	$4,010,402
Giro Funding U.S. Corp.
2.97%, 6/15/05	992,461	992,461
Giro Multi Funding
2.81%, 4/20/05	997,663	997,663
Merrill Lynch and Co.
2.72%, 10/19/06 (l)	5,000,000	5,000,000
Metropolitan Life Global Funding
3.09%, 3/17/06 (l)	4,997,904	4,997,904
Monumental Global Funding II
2.59%, 7/6/05 (l)	3,000,188	3,000,188
Morgan Stanley
3.06%, 3/31/06 (l)	1,000,000	1,000,000
3.08%, 4/2/07 (l)	5,000,000	5,000,000
New York Life Insurance
2.96%, 6/30/05 (l)	4,000,000	4,000,000
Nomura Securities
2.95%, 4/1/05	2,000,000	2,000,000
Old Line Funding
2.81%, 5/2/05	1,992,844	1,992,844
Westdeutsche Landesbank N.Y.
2.84%, 7/13/05 (l)	5,998,800	5,998,800

Total Short-Term Investments of Cash Collateral for Securities Loaned		101,626,174

Time Deposit (4.2%)
JPMorgan Chase Nassau
2.24%, 4/1/05	90,381,520	90,381,520

Total Short-Term Debt Securities (9.0%) (Amortized Cost $192,007,694)		192,007,694

Total Investments (105.4%) (Cost/Amortized Cost $2,096,413,331)		2,257,002,296
Other Assets Less Liabilities (-5.4%)		(116,125,668)

Net Assets (100%)		$2,140,876,628

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$417,000,997
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	275,882,545

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,295,977
Aggregate gross unrealized depreciation	(74,574,993)

Net unrealized appreciation	$145,720,984

Federal income tax cost of investments	$2,111,281,312

At March 31, 2005, the Portfolio had loaned securities with a total value of $101,065,267. This was secured by collateral of $101,626,174 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $6,200 as brokerage commissions with Bernstein (Sanford C.) & Co. and $232,756 with Merril Lynch & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS (97.0%)
Australia (1.0%)
Australia & New Zealand Banking Group Ltd.	582,205	$9,286,522

Total Australia		9,286,522

Japan (19.1%)
Asahi Breweries Ltd.	1,207,500	15,680,792
Honda Motor Co., Ltd.	95,600	4,799,664
Japan Tobacco, Inc.	1,545	17,189,136
KDDI Corp.	950	4,716,249
Mitsubishi Securities Co., Ltd.*^	1,091,000	10,169,475
Mitsubishi Tokyo Financial Group, Inc.	3,138	27,284,406
NAMCO Ltd.^	453,100	5,900,975
Nissan Motor Co., Ltd.	882,600	9,068,600
NTT DoCoMo, Inc.	11,061	18,614,248
Sekisui House Ltd.	914,000	9,784,312
Takeda Pharmaceutical Co., Ltd.^	261,700	12,502,683
Takefuji Corp.	240,300	16,220,699
Toppan Printing Co., Ltd.^	684,000	7,507,629
Toyota Motor Corp.	412,900	15,402,683
Yamaha Corp.^	576,600	8,339,568

Total Japan		183,181,119

Other European Countries (49.0%)
Belgium (2.0%)
Agfa Gevaert N.V.	133,720	4,690,570
Balgacom S.A.*	347,794	14,419,133

		19,109,703

France (12.9%)
Accor S.A.	224,035	10,994,469
BNP Paribas S.A.^	266,227	18,909,005
Carrefour S.A.	182,917	9,732,588
Lafarge S.A.	60,376	5,861,535
Peugeot S.A.^	222,097	14,149,543
Sanofi-Aventis	116,969	9,888,820
Societe BIC S.A.^	177,989	10,125,024
Total S.A.^	129,481	30,374,537
Vinci S.A.^	95,710	13,832,112

		123,867,633

Germany (7.4%)
DaimlerChrysler AG^	181,137	8,138,286
Deutsche Post AG	404,151	9,864,286
Deutsche Telekom AG (Registered)*^	521,586	10,446,119
E.On AG^	130,528	11,213,251
Hochtief AG	381,935	12,235,812
RWE AG^	315,405	19,122,587

		71,020,341

Ireland (1.6%)
Allied Irish Banks plc	459,523	9,645,088
Bank of Ireland	340,708	5,380,033

		15,025,121

Italy (7.7%)
Banca Intesa S.p.A.	1,964,166	10,006,695
Capitalia S.p.A.^	3,014,045	15,737,365
ENI S.p.A.	760,649	19,801,207
Fondiaria-Sai S.p.A.	461,080	12,835,776
Telecom Italia S.p.A.	1,619,253	6,155,551
UniCredito Italiano S.p.A.	1,652,185	9,727,098

		74,263,692

Luxembourg (1.3%)
Arcelor	538,874	12,347,128

Netherlands (7.3%)
Aegon N.V.	798,160	$10,798,591
Buhrmann N.V.^	1,250,929	12,681,005
ING Groep N.V. (CVA)	403,348	12,214,122
Koninklijke (Royal) Philips Electronics N.V.^	425,854	11,761,049
Koninklijke Ahold N.V.*	1,263,019	10,603,978
TPG N.V.^	429,647	12,256,676

		70,315,421

Portugal (1.3%)
Energias de Portugal S.A.	4,466,439	12,480,336

Switzerland (7.5%)
ABB Ltd.*	1,621,076	10,105,374
Clariant AG (Registered)^	487,772	8,450,786
Credit Suisse Group*^	461,076	19,864,295
Holcim Ltd. (Registered)	251,916	15,545,282
Novartis AG (Registered)	200,693	9,395,645
Swiss Life Holdings*^	56,830	8,572,895

		71,934,277

Total Other European Countries		470,363,652

Scandanavia (5.9%)
Denmark (0.9%)
Danske Bank A/S^	311,759	9,069,086

Norway (2.3%)
Statoil ASA	723,637	12,376,916
Telenor ASA	1,020,206	9,209,385

		21,586,301

Sweden (2.7%)
Investor AB, Class B*^	847,098	11,485,952
Volvo AB, Class B^	332,102	14,735,046

		26,220,998

Total Scandanavia		56,876,385

Southeast Asia (2.0%)
Singapore (1.1%)
Neptune Orient Lines Ltd.	4,900,000	10,933,124

South Korea (0.9%)
KT Corp. (ADR)	398,023	8,481,870

Total Southeast Asia		19,414,994

United Kingdom (20.0%)
BAA plc	1,008,541	11,119,988
BAE Systems plc	3,475,821	17,043,730
Barclays plc	1,832,165	18,729,739
Boots Group plc	874,670	10,305,061
Cadbury Schweppes plc	927,016	9,292,713
GlaxoSmithKline plc	837,239	19,190,228
HBOS plc	869,398	13,553,219
Kesa Electricals plc	1,820,893	10,399,695
Prudential plc	1,803,647	17,245,347
Royal Bank of Scotland Group plc	950,811	30,255,628
Shell Transport & Trading Co. plc (Registered)	1,019,724	9,152,635
Smiths Group plc	916,061	14,739,370
Vodafone Group plc	4,105,243	10,898,961

Total United Kingdom		191,926,314

Total Common Stocks (97.0%) (Cost $821,110,246)		931,048,986

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (22.0%)
ABN Amro Bank N.V. N.Y. Branch
2.93%, 4/1/05	$15,000,000	$15,000,000
Banc of America Securities LLC
2.81%, 5/3/05	5,000,000	5,000,000
Bank of Nova Scotia N.Y.
2.84%, 5/30/06 (l)	9,994,170	9,994,170
Barclays Capital
2.85%, 4/1/05	29,716,907	29,716,907
Barclays London
2.74%, 5/11/05	7,003,005	7,003,005
Beta Finance, Inc.
2.86%, 5/25/05	1,985,958	1,985,958
Dresdner Bank AG
2.93%, 4/1/05	45,000,000	45,000,000
General Electric Capital Corp.
2.96%, 3/29/06 (l)	2,501,244	2,501,244
2.98%, 5/12/06 (l)	2,005,201	2,005,201
Giro Funding U.S. Corp.
2.97%, 6/15/05	1,984,922	1,984,922
Giro Multi Funding
2.81%, 4/20/05	7,482,469	7,482,469
National City Bank Indiana
2.88%, 11/7/05 (l)	9,996,612	9,996,612
Nomura Securities
2.95%, 4/1/05	58,999,999	58,999,999
Nordeutsche Landesbank, N.Y.
2.77%, 6/12/06 (l)	4,997,178	4,997,178
U.S. Bank N.A.
2.84%, 10/2/06 (l)	9,991,333	9,991,333

Total Short-Term Investments of Cash Collateral for Securities Loaned		211,658,998

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.24%, 4/1/05	180,609	180,609

Total Short-Term Debt Securities (22.0%) (Amortized Cost $211,839,608)		211,839,607

Total Investments (119.0%) (Cost/Amortized Cost $1,032,949,854)		1,142,888,593
Other Assets Less Liabilities (-19.0%)		(182,724,965)

Net Assets (100%)		$960,163,628

Market Sector Diversification
As a Percentage of Total Equity Investments
Consumer Discretionary		11.6%
Consumer Staples		7.8
Energy		7.7
Financials
Capital Markets	3.2%
Commercial Banks	19.1
Consumer Finance	1.7
Diversified Financial Services	2.6
Insurance	5.3

Total Financials		31.9
Health Care		5.5
Industrials		16.9
Information Technology		0.6
Materials		4.5
Telecommunications Services		8.9
Utilities		4.6

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$174,473,923
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	129,871,759

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,964,769
Aggregate gross unrealized depreciation	(17,229,803)

Net unrealized appreciation	$100,734,966

Federal income tax cost of investments	$1,042,153,627

At March 31, 2005, the Portfolio had loaned securities with a total value of $201,958,436. This was secured by collateral of $211,658,998 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three month ended March 31, 2005, the Portfolio incurred approximately $11,417 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

The Portfolio has a net capital loss carryforward of $83,478,750 of which $20,714,637 expires in the year 2009, and $62,764,113 expires in the year 2010.

Included in the capital loss carryforward amounts above are $15,110,254 of losses acquired from EQ/T. Rowe Price International Portfolio as a result of the reorganizations during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.3%)
Hotels, Restaurants & Leisure (4.1%)
Carnival Corp.	236,850	$12,271,199
Cheesecake Factory, Inc.*	73,295	2,598,308
International Game Technology	111,940	2,984,320
Outback Steakhouse, Inc.	95,240	4,361,040
Royal Caribbean Cruises Ltd.^	238,410	10,654,543
WMS Industries, Inc.*^	105,290	2,964,966

		35,834,376

Household Durables (0.9%)
Harman International Industries, Inc.	84,120	7,441,255

Internet & Catalog Retail (0.2%)
eBay, Inc.*	58,090	2,164,433

Leisure Equipment & Products (0.1%)
Marvel Enterprises, Inc.*	25,870	517,400

Media (8.3%)
Antena 3 Television S.A.*^	32,550	2,663,012
Citadel Broadcasting Corp.*^	265,110	3,639,960
DreamWorks Animation SKG, Inc., Class A*	61,150	2,489,416
Getty Images, Inc.*^	291,470	20,726,432
Grupo Televisa S.A. (ADR)	145,990	8,584,212
Interpublic Group of Cos., Inc.*	141,200	1,733,936
NTL, Inc.*	119,613	7,615,760
Omnicom Group, Inc.	44,960	3,979,859
Playboy Enterprises, Inc., Class B*^	124,150	1,601,535
Publishing & Broadcasting Ltd.	252,520	3,006,235
Univision Communications, Inc., Class A*	141,320	3,913,151
Walt Disney Co.	296,000	8,504,080
Washington Post Co., Class B	4,220	3,772,680

		72,230,268

Multiline Retail (3.1%)
Family Dollar Stores, Inc.	238,990	7,255,737
Kohl’s Corp.*	170,670	8,811,692
Target Corp.	216,760	10,842,335

		26,909,764

Specialty Retail (2.0%)
Bed Bath & Beyond, Inc.*	84,980	3,105,169
Home Depot, Inc.	219,970	8,411,653
Tiffany & Co.	179,340	6,190,817

		17,707,639

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.*^	17,240	917,685
NIKE, Inc., Class B	51,630	4,301,295

		5,218,980

Total Consumer Discretionary		168,024,115

Consumer Staples (3.9%)
Beverages (1.7%)
Anheuser-Busch Cos., Inc.	93,770	4,443,760
Cia de Bebidas das Americas (ADR)	66,630	1,924,941
PepsiCo, Inc.	161,980	8,589,800

		14,958,501

Food & Staples Retailing (1.9%)
CVS Corp.	120,710	6,351,760
Wal-Mart de Mexico S.A. de C.V., Series V	764,920	2,681,650
Walgreen Co.	163,850	7,278,217

		16,311,627

Personal Products (0.3%)
Gillette Co.	57,320	$2,893,513

Total Consumer Staples		34,163,641

Energy (3.6%)
Energy Equipment & Services (3.6%)
BJ Services Co.	197,940	10,269,127
GlobalSantaFe Corp.	265,670	9,840,417
Halliburton Co.	100,670	4,353,978
Smith International, Inc.	112,110	7,032,660
Tenaris S.A. (ADR)^	3,600	221,436

Total Energy		31,717,618

Financials (5.7%)
Capital Markets (3.9%)
Goldman Sachs Group, Inc.	62,930	6,921,671
Investors Financial Services Corp.^	104,070	5,090,064
Legg Mason, Inc.	198,764	15,531,419
Lehman Brothers Holdings, Inc.	65,960	6,210,793

		33,753,947

Consumer Finance (1.8%)
American Express Co.	204,130	10,486,158
SLM Corp.	112,170	5,590,553

		16,076,711

Total Financials		49,830,658

Health Care (21.6%)
Biotechnology (5.3%)
Amgen, Inc.*	89,460	5,207,467
Gen-Probe, Inc.*	88,570	3,946,679
Genzyme Corp.*	224,378	12,843,397
Gilead Sciences, Inc.*	198,100	7,091,980
ImClone Systems, Inc.*^	180,190	6,216,555
MedImmune, Inc.*	286,190	6,814,184
Neurochem, Inc.*^	40,340	480,450
Neurocrine Biosciences, Inc.*^	90,200	3,433,012

		46,033,724

Health Care Equipment & Supplies (8.1%)
Cytyc Corp.*	838,470	19,293,195
Dentsply International, Inc.	96,800	5,266,888
Fisher Scientific International, Inc.*^	213,742	12,166,195
Medtronic, Inc.	186,930	9,524,083
Millipore Corp.*	183,170	7,949,578
Synthes, Inc.	22,010	2,456,020
Waters Corp.*	264,820	9,477,908
Zimmer Holdings, Inc.*	55,760	4,338,685

		70,472,552

Health Care Providers & Services (1.9%)
Community Health Systems, Inc.*	128,770	4,495,361
HCA, Inc.	179,440	9,612,601
WellPoint, Inc.*	19,610	2,458,113

		16,566,075

Pharmaceuticals (6.3%)
Allergan, Inc.	159,180	11,058,235
Endo Pharmaceuticals Holdings, Inc.*^	152,510	3,439,100
Johnson & Johnson	145,180	9,750,289
Medicis Pharmaceutical Corp., Class A^	374,810	11,236,804
Roche Holding AG^	83,100	8,938,183
Teva Pharmaceutical Industries Ltd. (ADR)	147,860	4,583,660

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	147,390	$6,216,910

		55,223,181

Total Health Care		188,295,532

Industrials (7.1%)
Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc.	65,350	3,499,492
FedEx Corp.	32,190	3,024,251

		6,523,743

Building Products (0.4%)
Masco Corp.	113,690	3,941,632

Commercial Services & Supplies (2.9%)
Apollo Group, Inc., Class A*	83,460	6,181,048
Career Education Corp.*	221,360	7,583,794
Corporate Executive Board Co.^	57,900	3,702,705
Manpower, Inc.	91,290	3,972,941
Strayer Education, Inc.^	33,410	3,786,021

		25,226,509

Electrical Equipment (0.0%)
Samsung Electronics Co., Ltd. (GDR)	1,500	370,753

Industrial Conglomerates (1.0%)
Tyco International Ltd.	245,970	8,313,786

Machinery (2.1%)
Caterpillar, Inc.	43,450	3,973,068
Illinois Tool Works, Inc.	121,660	10,892,220
ITT Industries, Inc.	34,300	3,095,232

		17,960,520

Total Industrials		62,336,943

Information Technology (27.8%)
Communications Equipment (3.3%)
AudioCodes Ltd.*	174,250	1,962,055
Cisco Systems, Inc.*	517,936	9,265,875
Comverse Technology, Inc.*	266,390	6,718,356
Juniper Networks, Inc.*	204,602	4,513,520
QUALCOMM, Inc.	162,170	5,943,531

		28,403,337

Computers & Peripherals (2.8%)
Dell, Inc.*	504,710	19,390,958
EMC Corp.*	377,250	4,647,720

		24,038,678

Electronic Equipment & Instruments (0.6%)
Symbol Technologies, Inc.	391,590	5,674,139

Internet Software & Services (3.1%)
Google, Inc., Class A*	77,280	13,949,813
Yahoo!, Inc.*	395,060	13,392,534

		27,342,347

IT Services (2.6%)
Alliance Data Systems Corp.*	210,220	8,492,888
DST Systems, Inc.*	211,490	9,766,608
Hewitt Associates, Inc., Class A*^	156,510	4,163,166

		22,422,662

Semiconductors & Semiconductor Equipment (5.3%)
Analog Devices, Inc.	250,550	9,054,877
FormFactor, Inc.*^	100,110	2,266,491
Integrated Circuit Systems, Inc.*	81,920	1,566,310
KLA-Tencor Corp.*	48,000	2,208,480
Marvell Technology Group Ltd.*^	173,900	6,667,326
PMC-Sierra, Inc.*	388,010	3,414,488
Samsung Electronics Co., Ltd. (GDR)(b)	31,450	7,783,875
Silicon Laboratories, Inc.*	200,360	5,952,696
Xilinx, Inc.	254,610	$7,442,250

		46,356,793

Software (10.1%)
Activision, Inc.*	237,013	3,507,793
Amdocs Ltd.*	461,900	13,117,960
Check Point Software Technologies Ltd.*^	185,430	4,031,248
Citrix Systems, Inc.*	132,000	3,144,240
Computer Associates International, Inc.	3,494	94,687
Electronic Arts, Inc.*	281,270	14,564,161
Macromedia, Inc.*^	116,720	3,910,120
Mercury Interactive Corp.*^	176,670	8,370,625
MicroStrategy, Inc., Class A*^	27,800	1,508,706
Nintendo Co., Ltd.	68,700	7,514,865
Oracle Corp.*	1,090,410	13,608,317
Symantec Corp.*	234,900	5,010,417
VERITAS Software Corp.*	437,600	10,161,072

		88,544,211

Total Information Technology		242,782,167

Materials (1.4%)
Chemicals (0.8%)
Monsanto Co.	60,410	3,896,445
Nalco Holding Co.*	169,700	3,195,451

		7,091,896

Metals & Mining (0.6%)
Aber Diamond Corp. (b)(n)	56,420	1,710,997
Cia de Minas Buenaventura S.A. (ADR)	38,730	882,269
Cia Vale do Rio Doce (ADR)	56,700	1,792,287
Goldcorp, Inc.	61,870	879,173

		5,264,726

Total Materials		12,356,622

Telecommunication Services (6.5%)
Diversified Telecommunication Services (1.9%)
Sprint Corp.	543,810	12,371,678
Telewest Global, Inc.*	231,590	4,119,986

		16,491,664

Wireless Telecommunication Services (4.6%)
America Movil S.A. de C.V. (ADR)	84,120	4,340,592
American Tower Corp., Class A*	1,121,200	20,439,476
Spectrasite, Inc.*^	167,060	9,684,468
Vodafone Group plc (ADR)	204,032	5,419,090

		39,883,626

Total Telecommunication Services		56,375,290

Total Common Stocks (96.9%) (Cost $779,230,750)		845,882,586

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Commercial Paper (2.2%)
Cargill, Inc.
2.81%, 4/1/05 (p)	$19,385,000	19,383,488

Short-Term Investments of Cash Collateral for Securities Loaned (11.0%)
ABN Amro Bank N.V. N.Y. Branch
2.93%, 4/1/05	3,000,000	3,000,000
Barclays Capital
2.85%, 4/1/05	8,389,063	8,389,063
Barclays London
2.74%, 5/11/05	5,002,146	5,002,146
Beta Finance, Inc.
2.86%, 5/25/05	1,985,958	1,985,958

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Blue Heron Funding VII Ltd
3.03%, 5/27/05 (l)	$10,000,000	$10,000,000
Concord Minutemen C.C. LLC, Series A
2.77%, 4/14/05 (l)	4,999,913	4,999,913
Dresdner Bank AG
2.93%, 4/1/05	1,000,000	1,000,000
Galaxy Funding, Inc.
2.74%, 5/4/05	1,988,516	1,988,516
General Electric Capital Corp.
2.96%, 3/29/06 (l)	7,003,482	7,003,482
2.98%, 5/12/06 (l)	4,010,402	4,010,402
Giro Funding U.S. Corp.
2.97%, 6/15/05	992,461	992,461
Giro Multi Funding
2.81%, 4/20/05	1,995,325	1,995,325
Merrill Lynch and Co.
2.72%, 10/19/06 (l)	5,000,000	5,000,000
Metropolitan Life Global Funding
3.09%, 3/17/06 (l)	4,997,904	4,997,904
Monumental Global Funding II
2.59%, 7/6/05 (l)	2,000,126	2,000,126
Morgan Stanley
3.06%, 3/31/06 (l)	9,999,999	9,999,999
National City Bank Indiana
2.88%, 11/7/05 (l)	9,996,612	9,996,612
Nordeutsche Landesbank, N.Y.
2.86%, 3/30/06 (l)	7,994,516	7,994,516
Westdeutsche Landesbank N.Y.
2.84%, 7/13/05 (l)	5,332,267	5,332,267

Total Short-Term Investments of Cash Collateral for Securities Loaned		95,688,690

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.24%, 4/1/05	$384	$384

Total Short-Term Debt Securities (13.2%) (Amortized Cost $115,074,074)		115,072,562

Total Investments (110.1%) (Cost/Amortized Cost $894,304,824)		960,955,148
Other Assets Less Liabilities (-10.1%)		(87,809,236)

Net Assets (100%)		$873,145,912

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(n)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for the purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$180,196,743
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	232,487,016

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,440,600
Aggregate gross unrealized depreciation	(28,843,819)

Net unrealized appreciation	$61,596,781

Federal income tax cost of investments	$899,358,367

At March 31, 2005, the Portfolio had loaned securities with a total value of $93,300,295. This was secured by collateral of $95,688,690 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $999,075,232 of which $517,312,146 expires in the year 2009, $430,153,032 which expires in the year 2010 and $51,610,054 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Automobiles (0.8%)
Harley-Davidson, Inc.	47,420	$2,738,979

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	68,620	3,555,202

Internet & Catalog Retail (0.7%)
eBay, Inc.*	58,360	2,174,494

Media (3.4%)
Interpublic Group of Cos., Inc.*	129,700	1,592,716
Univision Communications, Inc., Class A*	87,380	2,419,552
Viacom, Inc., Class B	93,032	3,240,305
Walt Disney Co.	140,150	4,026,509

		11,279,082

Multiline Retail (1.7%)
Target Corp.	109,950	5,499,699

Specialty Retail (2.9%)
Gap, Inc.	147,060	3,211,791
Staples, Inc.	54,000	1,697,220
Tiffany & Co.	30,510	1,053,205
TJX Cos., Inc.	154,540	3,806,320

		9,768,536

Total Consumer Discretionary		35,015,992

Consumer Staples (10.7%)
Beverages (1.5%)
PepsiCo, Inc.	93,023	4,933,010

Food & Staples Retailing (1.5%)
CVS Corp.	35,480	1,866,957
Wal-Mart Stores, Inc.	65,500	3,282,205

		5,149,162

Food Products (1.3%)
General Mills, Inc.	41,900	2,059,385
Groupe Danone	22,080	2,202,439

		4,261,824

Household Products (5.1%)
Colgate-Palmolive Co.	78,580	4,099,518
Procter & Gamble Co.	98,990	5,246,470
Reckitt Benckiser plc	234,210	7,443,907

		16,789,895

Tobacco (1.3%)
Altria Group, Inc.	67,760	4,430,827

Total Consumer Staples		35,564,718

Energy (8.8%)
Energy Equipment & Services (2.7%)
Halliburton Co.	113,800	4,921,850
Noble Corp.	69,270	3,893,667

		8,815,517

Oil & Gas (6.1%)
BP plc (ADR)	90,354	5,638,090
EnCana Corp. (New York Exchange)	37,450	2,637,229
EOG Resources, Inc.	75,700	3,689,618
Total S.A. (ADR)^	70,680	8,285,817

		20,250,754

Total Energy		29,066,271

Financials (14.3%)
Capital Markets (3.9%)
Goldman Sachs Group, Inc.	51,930	5,711,781
Legg Mason, Inc.^	45,880	3,585,063
Lehman Brothers Holdings, Inc.	39,030	3,675,065

		12,971,909

Commercial Banks (3.1%)
Bank of America Corp.	104,060	$4,589,046
Wells Fargo & Co.	97,560	5,834,088

		10,423,134

Consumer Finance (2.5%)
American Express Co.	77,000	3,955,490
SLM Corp.	84,610	4,216,963

		8,172,453

Diversified Financial Services (2.1%)
Citigroup, Inc.	65,133	2,927,077
JPMorgan Chase & Co.	115,260	3,987,996

		6,915,073

Insurance (2.7%)
American International Group, Inc.	164,210	9,098,876

Total Financials		47,581,445

Health Care (15.6%)
Biotechnology (3.5%)
Amgen, Inc.*	63,400	3,690,514
Genzyme Corp.*	71,350	4,084,074
Gilead Sciences, Inc.*	103,640	3,710,312

		11,484,900

Health Care Equipment & Supplies (4.1%)
Boston Scientific Corp.*	36,830	1,078,751
Guidant Corp.	46,440	3,431,916
Medtronic, Inc.	83,890	4,274,195
Synthes, Inc.	15,870	1,770,879
Zimmer Holdings, Inc.*	40,790	3,173,870

		13,729,611

Pharmaceuticals (8.0%)
Abbott Laboratories	121,420	5,660,601
Eli Lilly & Co.	64,290	3,349,509
Johnson & Johnson	153,908	10,336,462
Roche Holding AG^	36,190	3,892,573
Wyeth	82,190	3,466,774

		26,705,919

Total Health Care		51,920,430

Industrials (13.8%)
Aerospace & Defense (5.3%)
Lockheed Martin Corp.	130,630	7,976,268
United Technologies Corp.	94,370	9,593,654

		17,569,922

Air Freight & Logistics (1.9%)
CNF, Inc.	15,120	707,465
FedEx Corp.	29,320	2,754,614
United Parcel Service, Inc., Class B	39,380	2,864,501

		6,326,580

Building Products (1.1%)
Masco Corp.	107,050	3,711,424

Industrial Conglomerates (2.4%)
Tyco International Ltd.	237,890	8,040,682

Machinery (3.1%)
Caterpillar, Inc.	56,750	5,189,220
Eaton Corp.	36,680	2,398,872
Illinois Tool Works, Inc.	30,270	2,710,073

		10,298,165

Total Industrials		45,946,773

Information Technology (15.6%)
Communications Equipment (2.0%)
Cisco Systems, Inc.*	277,588	4,966,049
QUALCOMM, Inc.	44,970	1,648,151

		6,614,200

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (4.9%)
Apple Computer, Inc.*	57,980	$2,416,027
Dell, Inc.*	142,260	5,465,629
EMC Corp.*	266,610	3,284,635
Lexmark International, Inc., Class A*	45,960	3,675,421
Sun Microsystems, Inc.*	395,600	1,598,224

		16,439,936

Internet Software & Services (0.8%)
Yahoo!, Inc.*	76,920	2,607,588

IT Services (0.9%)
Accenture Ltd. Class A*	123,860	2,991,219

Semiconductors & Semiconductor Equipment (2.1%)
Analog Devices, Inc.	125,270	4,527,258
Texas Instruments, Inc.	37,320	951,287
Xilinx, Inc.	57,330	1,675,756

		7,154,301

Software (4.9%)
Amdocs Ltd.*	79,920	2,269,728
Computer Associates International, Inc.	78	2,114
Electronic Arts, Inc.*	59,330	3,072,108
Mercury Interactive Corp.*^	21,220	1,005,404
Nintendo Co., Ltd.	14,700	1,607,984
Nintendo Co., Ltd. (ADR)	430	5,891
Oracle Corp.*	486,410	6,070,397
VERITAS Software Corp.*	90,730	2,106,750

		16,140,376

Total Information Technology		51,947,620

Materials (5.0%)
Chemicals (5.0%)
Dow Chemical Co.	107,480	5,357,878
Monsanto Co.	81,800	5,276,100
PPG Industries, Inc.	30,000	2,145,600
Praxair, Inc.	80,490	3,852,252

Total Materials		16,631,830

Telecommunication Services (2.6%)
Diversified Telecommunication Services (1.2%)
Sprint Corp.	172,130	3,915,957

Wireless Telecommunication Services (1.4%)
Vodafone Group plc (ADR)^	178,994	4,754,081

Total Telecommunication Services		8,670,038

Utilities (1.4%)
Electric Utilities (1.4%)
Entergy Corp.	13,100	925,646
Exelon Corp.	78,760	3,614,297

Total Utilities		4,539,943

Total Common Stocks (98.4%) (Cost $291,013,891)		326,885,060

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Commercial Paper (1.0%)
Cargill, Inc.
2.82%, 4/1/05 (p)	3,281,000	3,280,744

Short-Term Investments of Cash Collateral for Securities Loaned (3.6%)
ABN Amro Bank N.V. N.Y. Branch
2.93%, 4/1/05	7,000,000	6,999,999
Barclays Capital
2.85%, 4/1/05	$1,828,042	$1,828,042
CC USA, Inc.
2.92%, 10/28/05 (l)	1,000,821	1,000,821
Clipper Receivables Corp.
2.81%, 4/18/05	997,589	997,589
Old Line Funding
2.81%, 5/2/05	996,422	996,422

Total Short-Term Investments of Cash Collateral for Securities Loaned		11,822,873

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.24%, 4/1/05	4,567	4,567

Total Short-Term Debt Securities (4.6%) (Amortized Cost $15,108,441)		15,108,184

Total Investments (103.0%) (Cost/Amortized Cost $306,122,332)		341,993,244
Other Assets Less Liabilities (-3.0%)		(9,872,113)

Net Assets (100%)		$332,121,131

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$54,703,626
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	54,962,282

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,752,818
Aggregate gross unrealized depreciation	(6,760,462)

Net unrealized appreciation	$32,992,356

Federal income tax cost of investments	$309,000,888

At March 31, 2005, the Portfolio had loaned securities with a total value of $11,592,791. This was secured by collateral of $11,822,873 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $53,848,129 of which $20,471,614 expires in the year 2009, $31,544,056 expires in the year 2010, and $1,832,459 expires in the year 2011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (19.2%)
ABN Amro Bank
2.63%, 4/4/05	$14,000,000	$14,000,000
BNP Paribas Finance, Inc.
2.71%, 5/9/05	50,000,000	49,999,717
Branch Banking & Trust Co.
2.69%, 4/25/05	10,000,000	10,000,000
Calyon NA Co.
2.60%, 4/19/05	44,500,000	44,500,000
2.93%, 6/2/05	15,000,000	15,000,000
Depfa Bank plc
2.49%, 4/4/05	20,000,000	20,000,000
Fortis Bank
2.66%, 5/20/05	21,000,000	21,000,000
Lloyds TSB Bank plc
2.61%, 4/22/05	20,000,000	20,000,000
Nordea Bank of Finland L.C.
2.76%, 5/4/05	8,000,000	8,000,146
Royal Bank of Scotland Group plc
2.78%, 6/20/05	8,000,000	7,999,468
Suntrust Bank
2.68%, 5/3/05	25,000,000	25,000,000
Toronto Dominion Bank Ltd.
2.51%, 4/4/05	18,000,000	18,000,000
Wells Fargo Bank N.A.
2.78%, 4/27/05	25,000,000	25,000,000

Total Certificates of Deposit		278,499,331

Commercial Paper (68.3%)
3M Corp.
2.61%, 4/22/05 (p)	21,500,000	21,465,761
Abbey National North America
1.85%, 4/4/05 (p)	18,000,000	17,996,295
American Express Credit Corp.
2.66%, 5/3/05 (p)	24,000,000	23,941,547
American General Finance
2.45%, 4/11/05 (p)	40,000,000	39,970,111
2.39%, 4/12/05 (p)	15,000,000	14,988,083
Banco Santander Puerto Rico
2.37%, 4/8/05 (p)	17,000,000	16,991,042
Barclays U.S. Funding Corp.
2.65%, 4/29/05 (p)	30,600,000	30,534,788
Bear Stearns Co., Inc.
2.84%, 5/23/05 (p)	22,000,000	21,908,480
BNP Paribas Finance, Inc.
2.62%, 4/21/05 (p)	9,700,000	9,685,180
Caisse Centrale Dejardins
2.57%, 4/22/05 (p)	16,000,000	15,974,893
2.55%, 4/28/05 (p)	3,700,000	3,692,674
CBA (Delaware) Finance, Inc.
2.28%, 4/7/05 (p)	24,000,000	23,989,360
Citigroup Global Markets Holdings, Inc.
2.64%, 4/25/05 (p)	20,000,000	19,963,467
2.74%, 5/9/05 (p)	40,000,000	39,881,778
Credit Suisse First Boston
2.60%, 4/18/05 (p)	20,000,000	19,974,028
Danske Bank
2.02%, 4/5/05 (p)	25,050,000	25,042,958
Dexia Delaware LLC
2.82%, 5/20/05 (p)	18,890,000	18,816,208
DuPont (E.I.) de Nemours & Co.
2.54%, 4/14/05	13,900,000	13,886,297
General Electric Capital Corp.
2.57%, 4/28/05 (p)	23,900,000	23,852,320
2.96%, 6/28/05 (p)	40,000,000	39,709,600
Goldman Sach Group, Inc.
2.68%, 4/29/05 (p)	$24,000,000	$23,948,293
HBOS Treasury Services plc
2.79%, 5/10/05 (p)	16,750,000	16,698,285
HSBC Finance Corp.
2.61%, 4/18/05 (p)	14,900,000	14,880,580
2.52%, 4/26/05 (p)	40,000,000	39,927,222
ING America Insurance Holdings
2.53%, 4/26/05 (p)	12,000,000	11,978,083
ING U.S. Funding LLC
2.58%, 5/2/05 (p)	10,000,000	9,977,094
Merck & Co., Inc.
2.65%, 4/27/05 (p)	24,000,000	23,952,333
Morgan Stanley Group, Inc.
2.33%, 4/6/05 (p)	23,800,000	23,790,778
Network Rail CP Finance plc
1.99%, 4/4/05 (p)	50,000,000	49,988,958
Norddeutsche Landesbank NY
2.82%, 6/1/05 (p)	50,000,000	49,758,118
Nordea Bank of Finland plc
2.21%, 5/17/05 (p)	12,000,000	12,000,000
Prudential Homes
2.64%, 4/20/05 (p)	20,000,000	19,970,761
Rabobank USA Finance Corp.
2.85%, 4/1/05 (p)	28,800,000	28,800,000
Royal Bank of Canada
2.78%, 6/3/05 (p)	24,000,000	23,881,980
San Paolo IMI U.S. Financial Co.
2.72%, 5/10/05 (p)	19,250,000	19,192,026
Santander Central Hispano International Ltd.
2.48%, 4/14/05 (p)	6,300,000	6,293,926
Societe Generale Northern America, Inc.
2.65%, 4/27/05 (p)	24,000,000	23,952,334
State Street Corp.
2.68%, 4/28/05 (p)	60,000,000	59,875,350
Toyota Motor Credit Corp.
2.65%, 5/2/05 (p)	29,750,000	29,680,063
2.80%, 5/16/05 (p)	30,000,000	29,893,125
UBS Finance Delaware LLC
2.83%, 4/1/05 (p)	16,400,000	16,400,000
Westpac Capital Corp.
2.34%, 4/12/05 (p)	15,800,000	15,787,689

Total Commercial Paper		992,891,868

Government Securities (11.9%)
Banque & Caisse d’Epargne de L’Etat
2.63%, 5/2/05 (o)	20,000,000	19,953,328
2.82%, 5/23/05 (o)	40,000,000	39,834,756
Federal Home Loan Mortgage Corp.
2.02%, 4/5/05 (o)	25,000,000	24,993,000
2.39%, 5/17/05 (o)	14,300,000	14,255,598
2.44%, 5/24/05 (o)	25,000,000	24,908,906
Federal National Mortgage Association
2.39%, 5/18/05 (o)	49,500,000	49,342,961

Total Government Securities		173,288,549

Time Deposit (0.1%)
JPMorgan Chase Nassau,
2.24%, 4/1/05	487,830	487,830

Total Short-Term Debt Securities (99.5%) (Amortized Cost $1,445,167,578)		1,445,167,578
Other Assets Less Liabilities (0.5%)		7,865,622

Net Assets (100%)		$1,453,033,200

Federal Income Tax Cost of Investments		$1,445,167,578

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

(p)	Yield to maturity.

The Portfolio has a net capital loss carryforward of $97,785 which expires in the year 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY DIVERSIFIED PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Automobiles (1.0%)
Harley-Davidson, Inc.	100	$5,776
Toyota Motor Corp. (ADR)	150	11,157

		16,933

Hotels, Restaurants & Leisure (1.1%)
Starwood Hotels & Resorts Worldwide, Inc.	300	18,009

Household Durables (2.5%)
D.R. Horton, Inc.	533	15,594
Fortune Brands, Inc.	125	10,079
Lennar Corp., Class A	300	17,004

		42,677

Media (1.2%)
Time Warner, Inc.*	1,150	20,183

Multiline Retail (1.2%)
J.C. Penney Co., Inc.	400	20,768

Specialty Retail (6.0%)
American Eagle Outfitters, Inc.	800	23,640
Barnes & Noble, Inc.*	275	9,485
Dick’s Sporting Goods, Inc.*	500	18,365
Home Depot, Inc.	350	13,384
Limited Brands	550	13,365
Urban Outfitters, Inc.*	500	23,985

		102,224

Textiles, Apparel & Luxury Goods (0.4%)
Reebok International Ltd.	150	6,645

Total Consumer Discretionary		227,439

Consumer Staples (7.5%)
Beverages (0.9%)
Constellation Brands, Inc., Class A*	300	15,861

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	350	15,463
CVS Corp.	325	17,101

		32,564

Food Products (2.4%)
Archer-Daniels-Midland Co.	900	22,122
Corn Products International, Inc.	700	18,193

		40,315

Household Products (1.7%)
Church & Dwight Co., Inc.	425	15,075
Procter & Gamble Co.	250	13,250

		28,325

Personal Products (0.6%)
Gillette Co.	200	10,096

Total Consumer Staples		127,161

Energy (8.5%)
Energy Equipment & Services (0.8%)
Transocean, Inc.*	150	7,719
Weatherford International Ltd.*	100	5,794

		13,513

Oil & Gas (7.7%)
Anadarko Petroleum Corp.	250	19,025
Apache Corp.	260	15,920
Burlington Resources, Inc.	400	20,028
Devon Energy Corp.	600	28,650
Exxon Mobil Corp.	300	17,880
Royal Dutch Petroleum Co. (N.Y. Shares)	100	$6,004
XTO Energy, Inc.	700	22,988

		130,495

Total Energy		144,008

Financials (12.4%)
Capital Markets (2.2%)
BlackRock, Inc., Class A	200	14,986
E*Trade Financial Corp.*	1,200	14,400
Investors Financial Services Corp.	150	7,336

		36,722

Commercial Banks (0.4%)
Bank of America Corp.	150	6,615

Consumer Finance (1.9%)
MBNA Corp.	500	12,275
Providian Financial Corp.*	1,200	20,592

		32,867

Diversified Financial Services (2.9%)
CIT Group, Inc.	450	17,100
Citigroup, Inc.	300	13,482
ING Groep N.V. (ADR)	600	18,138

		48,720

Insurance (4.7%)
Hartford Financial Services Group, Inc.	300	20,568
Prudential Financial, Inc.	350	20,090
Safeco Corp.	100	4,871
UnumProvident Corp.	1,050	17,871
W.R. Berkley Corp.	350	17,360

		80,760

Real Estate (0.3%)
Apartment Investment & Management Co. (REIT)	150	5,580

Total Financials		211,264

Health Care (8.3%)
Biotechnology (1.4%)
Biogen Idec, Inc.*	200	6,902
Invitrogen Corp.*	250	17,300

		24,202

Health Care Equipment & Supplies (1.5%)
Bard (C.R.), Inc.	250	17,020
Waters Corp.*	225	8,053

		25,073

Health Care Providers & Services (4.6%)
Aetna, Inc.	200	14,990
DaVita, Inc.*	325	13,601
Laboratory Corp. of America Holdings*	300	14,460
Quest Diagnostics, Inc.	150	15,770
UnitedHealth Group, Inc.	200	19,076

		77,897

Pharmaceuticals (0.8%)
Johnson & Johnson	214	14,372

Total Health Care		141,544

Industrials (10.5%)
Aerospace & Defense (1.9%)
Boeing Co.	200	11,692
L-3 Communications Holdings, Inc.	300	21,306

		32,998

Air Freight & Logistics (0.8%)
FedEx Corp.	150	14,093

EQ ADVISORS TRUST

EQ/MONY DIVERSIFIED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (1.9%)
Brink’s Co.	500	$17,300
Cendant Corp.	700	14,378

		31,678

Electrical Equipment (1.0%)
Thomas & Betts Corp.*	500	16,150

Industrial Conglomerates (2.3%)
Textron, Inc.	300	22,386
Tyco International Ltd.	500	16,900

		39,286

Machinery (0.4%)
PACCAR, Inc.	100	7,239

Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	350	18,875
Hunt (J.B.) Transport Services, Inc.	400	17,508

		36,383

Total Industrials		177,827

Information Technology (10.6%)
Communications Equipment (1.6%)
Cisco Systems, Inc.*	325	5,814
Harris Corp.	200	6,530
QUALCOMM, Inc.	400	14,660

		27,004

Computers & Peripherals (1.5%)
Dell, Inc.*	150	5,763
NCR Corp.*	600	20,244

		26,007

Internet Software & Services (1.0%)
Yahoo!, Inc.*	500	16,950

IT Services (2.9%)
CheckFree Corp.*	500	20,380
Computer Sciences Corp.*	300	13,755
Fiserv, Inc.*	375	14,925

		49,060

Office Electronics (1.2%)
Xerox Corp.*	1,300	19,695

Software (2.4%)
Activision, Inc.*	1,267	18,747
Adobe Systems, Inc.	100	6,717
Symantec Corp.*	700	14,931

		40,395

Total Information Technology		179,111

Materials (4.6%)
Chemicals (1.5%)
Agrium, Inc. (New York Exchange)	500	9,125
Monsanto Co.	250	16,125

		25,250

Construction Materials (0.3%)
Texas Industries, Inc.	100	5,375

Containers & Packaging (1.0%)
Ball Corp.	400	16,592

Metals & Mining (1.8%)
Inco Ltd.*	350	13,930
Worthington Industries, Inc.	900	17,352

		31,282

Total Materials		78,499

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
Deutsche Telekom AG (ADR)*	800	15,968
Sprint Corp.	300	6,825
Telecom Corp. of New Zealand Ltd. (ADR)	400	$13,868

Total Telecommunication Services		36,661

Utilities (3.8%)
Electric Utilities (2.2%)
TECO Energy, Inc.	900	14,112
TXU Corp.	300	23,889

		38,001

Multi-Utilities & Unregulated Power (1.6%)
Duke Energy Corp.	350	9,803
Energen Corp.	250	16,650

		26,453

Total Utilities		64,454

Total Common Stocks (81.8%) (Cost $1,157,976)		1,387,968

	Principal Amount
LONG TERM DEBT:
Government Securities
U.S. Treasuries
U.S. Treasury Bonds
7.875%, 2/15/21	$10,000	13,354
U.S. Treasury Notes
3.000%, 12/31/06	200,000	197,461
3.250%, 1/15/09	25,000	24,293
4.250%, 11/15/14	50,000	48,967
3.625%, 1/15/10	25,000	24,401

Total Long Term Debt (18.2%) (Amortized Cost $312,886)		308,476

SHORT-TERM DEBT SECURITIES:
Time Deposit (0.9%)
JPMorgan Chase Nassau 2.24%, 4/1/05 (Amortized Cost $14,698)	14,698	14,698

Total Investments (100.9%) (Cost/Amortized Cost $1,485,560)		1,711,142
Other Assets Less Liabilities (-0.9%)		(15,017)

Net Assets (100%)		$1,696,125

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/MONY DIVERSIFIED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$231,599
U.S. Government securities	312,834
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	575,008

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$250,523
Aggregate gross unrealized depreciation	(24,941)

Net unrealized appreciation	$225,582

Federal income tax cost of investments	$1,485,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY EQUITY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.7%)
Automobiles (1.1%)
Harley-Davidson, Inc.	100	$5,776
Toyota Motor Corp. (ADR)	150	11,157

		16,933

Hotels, Restaurants & Leisure (1.1%)
Starwood Hotels & Resorts Worldwide, Inc.	300	18,009

Household Durables (2.9%)
D.R. Horton, Inc	533	15,595
Fortune Brands, Inc.	150	12,094
Lennar Corp., Class A	300	17,004

		44,693

Media (1.4%)
Time Warner, Inc.*	1,250	21,938
Multiline Retail (1.2%)
J.C. Penney Co., Inc.	350	18,172
Specialty Retail (7.4%)
American Eagle Outfitters, Inc.	900	26,595
Barnes & Noble, Inc.*	300	10,347
Dick’s Sporting Goods, Inc.*	600	22,038
Home Depot, Inc.	400	15,296
Limited Brands	600	14,580
Urban Outfitters, Inc.*	550	26,383

		115,239

Textiles, Apparel & Luxury Goods (0.6%)
Reebok International Ltd.	200	8,860

Total Consumer Discretionary		243,844

Consumer Staples (8.5%)
Beverages (1.0%)
Constellation Brands, Inc., Class A*	300	15,861
Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	350	15,463
CVS Corp.	300	15,786

		31,249

Food Products (3.1%)
Archer-Daniels-Midland Co.	1,025	25,194
Corn Products International, Inc.	900	23,391

		48,585

Household Products (1.9%)
Church & Dwight Co., Inc.	450	15,962
Procter & Gamble Co.	250	13,250

		29,212

Personal Products (0.5%)
Gillette Co.	150	7,572

Total Consumer Staples		132,479

Energy (10.3%)
Energy Equipment & Services (1.0%)
Transocean, Inc.*	200	10,292
Weatherford International Ltd.*	100	5,794

		16,086

Oil & Gas (9.3%)
Anadarko Petroleum Corp.	300	22,830
Apache Corp.	300	18,369
Burlington Resources, Inc.	400	20,028
Devon Energy Corp.	600	28,650
Exxon Mobil Corp.	300	17,880
Royal Dutch Petroleum Co. (N.Y. Shares)	150	9,006
XTO Energy, Inc.	833	$27,356

		144,119

Total Energy		160,205

Financials (16.1%)
Capital Markets (2.7%)
BlackRock, Inc., Class A	200	14,986
E*Trade Financial Corp.*	1,425	17,100
Investors Financial Services Corp.	200	9,782

		41,868

Commercial Banks (0.4%)
Bank of America Corp.	150	6,615

Consumer Finance (2.6%)
MBNA Corp.	600	14,730
Providian Financial Corp.*	1,450	24,882

		39,612

Diversified Financial Services (3.6%)
CIT Group, Inc.	500	19,000
Citigroup, Inc.	400	17,976
ING Groep N.V. (ADR)	650	19,649

		56,625

Insurance (6.1%)
Hartford Financial Services Group, Inc.	300	20,568
Prudential Financial, Inc.	425	24,395
Safeco Corp.	200	9,742
UnumProvident Corp.	1,150	19,573
W.R. Berkley Corp.	400	19,840

		94,118

Real Estate (0.7%)
Apartment Investment & Management Co. (REIT)	300	11,160

Total Financials		249,998

Health Care (9.9%)
Biotechnology (1.6%)
Biogen Idec, Inc.*	200	6,902
Invitrogen Corp.*	275	19,030

		25,932

Health Care Equipment & Supplies (1.8%)
Bard (C.R.), Inc.	300	20,424
Waters Corp.*	200	7,158

		27,582

Health Care Providers & Services (5.4%)
Aetna, Inc.	200	14,990
DaVita, Inc.*	350	14,648
Laboratory Corp. of America Holdings*	300	14,460
Quest Diagnostics, Inc.	150	15,769
UnitedHealth Group, Inc.	250	23,845

		83,712

Pharmaceuticals (1.1%)
Johnson & Johnson	250	16,790

Total Health Care		154,016

Industrials (13.2%)
Aerospace & Defense (2.5%)
Boeing Co.	250	14,615
L-3 Communications Holdings, Inc.	350	24,857

		39,472

Air Freight & Logistics (1.2%)
FedEx Corp.	200	18,790

Commercial Services & Supplies (2.3%)
Brink’s Co.	500	17,300

EQ ADVISORS TRUST

EQ/MONY EQUITY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Cendant Corp.	900	$18,486

		35,786

Electrical Equipment (1.2%)
Thomas & Betts Corp.*	550	17,765

Industrial Conglomerates (2.6%)
Textron, Inc.	300	22,386
Tyco International Ltd.	550	18,590

		40,976

Machinery (0.9%)
PACCAR, Inc.	200	14,478

Road & Rail (2.5%)
Burlington Northern Santa Fe Corp.	350	18,876
Hunt (J.B.) Transport Services, Inc.	450	19,696

		38,572

Total Industrials		205,839

Information Technology (13.3%)
Communications Equipment (2.2%)
Cisco Systems, Inc.*	350	6,261
Harris Corp.	300	9,795
QUALCOMM, Inc.	500	18,325

		34,381

Computers & Peripherals (2.0%)
Dell, Inc.*	200	7,684
NCR Corp.*	700	23,618

		31,302

Internet Software & Services (1.1%)
Yahoo!, Inc.*	500	16,950

IT Services (3.7%)
CheckFree Corp.*	550	22,418
Computer Sciences Corp.*	425	19,486
Fiserv, Inc.*	400	15,920

		57,824

Office Electronics (1.4%)
Xerox Corp.*	1,450	21,968

Software (2.9%)
Activision, Inc.*	1,400	20,720
Adobe Systems, Inc.	100	6,717
Symantec Corp.*	800	17,064

		44,501

Total Information Technology		206,926

Materials (5.6%)
Chemicals (1.8%)
Agrium, Inc. (New York Exchange)	500	9,125
Monsanto Co.	300	19,350

		28,475

Construction Materials (0.3%)
Texas Industries, Inc.	100	5,375

Containers & Packaging (1.2%)
Ball Corp.	450	18,666

Metals & Mining (2.3%)
Inco Ltd.*	400	15,920
Worthington Industries, Inc.	1,000	19,280

		35,200

Total Materials		87,716

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
Deutsche Telekom AG (ADR)*	950	18,962
Sprint Corp.	500	11,375
Telecom Corp. of New Zealand Ltd. (ADR)	450	$15,602

Total Telecommunication Services		45,939

Utilities (4.8%)
Electric Utilities (2.8%)
TECO Energy, Inc.	1,050	16,464
TXU Corp.	350	27,870

		44,334

Multi-Utilities & Unregulated Power (2.0%)
Duke Energy Corp.	500	14,005
Energen Corp.	250	16,650

		30,655

Total Utilities		74,989

Total Common Stocks (100.3%) (Cost $1,309,464)		1,561,951

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.0%)
JPMorgan Chase Nassau 2.24%, 4/1/05 (Amortized Cost $15,255)	$15,255	15,255

Total Investments (101.3%) (Cost/Amortized Cost $1,324,719)		1,577,206
Other Assets Less Liabilities (-1.3%)		(20,630)

Net Assets (100%)		$1,556,576

*	Non-income producing.

Glossary:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/MONY EQUITY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$233,308
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	233,216

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$274,571
Aggregate gross unrealized depreciation	(24,671)

Net unrealized appreciation	$249,900

Federal income tax cost of investments	$1,327,306

The Portfolio has a net capital loss carryforward of $50,458 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Automobiles (2.1%)
DaimlerChrysler AG	4,200	$187,824
Ford Motor Co.	4,300	48,719
Nissan Motor Co., Ltd. (ADR)	1,200	24,564

		261,107

Hotels, Restaurants & Leisure (1.8%)
Harrah’s Entertainment, Inc.	1,500	96,870
Starwood Hotels & Resorts Worldwide, Inc.	2,200	132,066

		228,936

Household Durables (1.2%)
Stanley Works	3,400	153,918

Media (1.6%)
Reuters Group plc (ADR)	1,600	73,760
Thomson Corp.	3,800	126,730

		200,490

Specialty Retail (1.3%)
Limited Brands	7,000	170,100

Textiles, Apparel & Luxury Goods (1.4%)
V.F. Corp.	3,100	183,334

Total Consumer Discretionary		1,197,885

Consumer Staples (5.6%)
Food & Staples Retailing (1.0%)
Albertson’s, Inc.	6,200	128,030

Food Products (3.7%)
Archer-Daniels-Midland Co.	6,900	169,602
Cadbury Schweppes plc (ADR)	3,900	158,730
Kellogg Co.	3,100	134,137

		462,469

Household Products (0.9%)
Procter & Gamble Co.	2,200	116,600

Total Consumer Staples		707,099

Energy (13.7%)
Oil & Gas (13.7%)
BP plc (ADR)	3,000	187,200
ChevronTexaco Corp.	3,900	227,409
ConocoPhillips	2,100	226,464
El Paso Corp.	14,400	152,352
Exxon Mobil Corp.	3,200	190,720
Kerr-McGee Corp.	2,100	164,493
Occidental Petroleum Corp.	3,900	277,563
Sunoco, Inc.	1,550	160,456
Unocal Corp.	2,600	160,394

Total Energy		1,747,051

Financials (28.0%)
Capital Markets (1.7%)
Morgan Stanley	3,700	211,825

Commercial Banks (7.4%)
ABN AMRO Holding N.V. (ADR)	4,700	116,607
Bank of America Corp.	3,700	163,170
Bank of Montreal	900	41,778
BB&T Corp.	1,900	74,252
Comerica, Inc.	1,500	82,620
KeyCorp	4,100	133,045
U.S. Bancorp	6,400	184,448
Wells Fargo & Co.	2,500	149,500

		945,420

Consumer Finance (0.5%)
MBNA Corp.	2,400	$58,920

Diversified Financial Services (3.0%)
Citigroup, Inc.	3,550	159,537
GATX Corp.	3,000	99,570
ING Groep N.V. (ADR)	4,300	129,989

		389,096

Insurance (11.5%)
Allstate Corp.	3,600	194,616
Chubb Corp.	2,800	221,956
Cincinnati Financial Corp.	2,300	100,303
Lincoln National Corp.	4,100	185,074
Mercury General Corp.	3,000	165,780
Nationwide Financial Services, Inc.	4,120	147,908
PartnerReinsurance Ltd.	1,600	103,360
Sun Life Financial, Inc.	5,600	182,224
UnumProvident Corp.	9,700	165,094

		1,466,315

Real Estate (3.9%)
First Industrial Realty Trust, Inc. (REIT)	2,200	83,226
Friedman, Billings, Ramsey Group, Inc., Class A (REIT)	5,300	84,111
General Growth Properties, Inc. (REIT)	5,400	184,140
Trizec Properties, Inc. (REIT)	7,500	142,500

		493,977

Total Financials		3,565,553

Health Care (4.4%)
Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co.	4,200	106,932
GlaxoSmithKline plc (ADR)	3,800	174,496
Johnson & Johnson	3,300	221,628
Merck & Co., Inc.	1,800	58,266

Total Health Care		561,322

Industrials (16.9%)
Aerospace & Defense (3.7%)
Goodrich Corp.	5,500	210,595
Northrop Grumman Corp.	1,100	59,378
Raytheon Co.	5,100	197,370

		467,343

Air Freight & Logistics (0.4%)
TPG NV (ADR)	1,600	45,472

Building Products (1.0%)
Masco Corp.	3,600	124,812

Commercial Services & Supplies (2.4%)
R.R. Donnelley & Sons Co. (New York Exchange)	5,900	186,558
Waste Management, Inc.	4,300	124,055

		310,613

Electrical Equipment (1.4%)
Rockwell Automation, Inc.	3,100	175,584

Industrial Conglomerates (3.2%)
General Electric Co.	5,300	191,118
Textron, Inc.	2,900	216,398

		407,516

Machinery (3.1%)
Cummins, Inc.	800	56,280
Eaton Corp.	2,700	176,580
Volvo AB (ADR)	3,700	164,280

		397,140

EQ ADVISORS TRUST

EQ/MONY EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.6%)
Union Pacific Corp.	1,200	$83,640

Trading Companies & Distributors (1.1%)
Wolseley plc (ADR)	3,300	141,306

Total Industrials		2,153,426

Information Technology (1.0%)
Communications Equipment (0.8%)
Nokia OYJ (ADR)*	6,900	106,467

IT Services (0.2%)
Electronic Data Systems Corp.	1,300	26,871

Total Information Technology		133,338

Materials (8.7%)
Chemicals (7.7%)
Air Products & Chemicals, Inc.	3,000	189,870
Dow Chemical Co.	3,800	189,430
DuPont (E.I.) de Nemours & Co.	3,400	174,216
Olin Corp.	5,600	124,880
PPG Industries, Inc.	2,500	178,800
Rohm & Haas Co.	2,700	129,600

		986,796

Metals & Mining (1.0%)
Worthington Industries, Inc.	6,600	127,248

Total Materials		1,114,044

Telecommunication Services (4.0%)
Diversified Telecommunication Services (4.0%)
ALLTEL Corp.	2,200	120,670
Cable & Wireless plc (ADR)	7,700	56,056
Sprint Corp.	4,100	93,275
Telecom Corp. of New Zealand Ltd. (ADR)	4,900	169,883
Verizon Communications, Inc.	1,800	63,900

Total Telecommunication Services		503,784

Utilities (7.8%)
Electric Utilities (5.8%)
Alliant Energy Corp.	4,300	115,154
TECO Energy, Inc.	12,300	192,864
TXU Corp.	2,597	206,799
Westar Energy, Inc.	2,700	58,428
Xcel Energy, Inc.	9,800	168,364

		741,609

Multi-Utilities & Unregulated Power (2.0%)
Duke Energy Corp.	7,700	215,677
Energen Corp.	500	33,300

		248,977

Total Utilities		990,586

Total Common Stocks (99.5%) (Cost $10,808,915)		12,674,088

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.6%)
JPMorgan Chase Nassau, 2.24%, 4/1/05 (Amortized Cost $79,673)	$79,673	79,673

Total Investments (100.1%) (Cost/Amortized Cost $10,888,588)		12,753,761
Other Assets Less Liabilities (-0.1%)		(9,690)

Net Assets (100%)		$12,744,071

*	Non-income producing.

Glossary:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,959,096
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	2,880,516

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,066,146
Aggregate gross unrealized depreciation	(205,193)

Net unrealized appreciation	$1,860,953

Federal income tax cost of investments	$10,892,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Financials (5.5%)
Capital Markets (5.5%)
Private Export Funding Corp.
5.250%, 5/15/05	$2,500,000	$2,506,178
7.650%, 5/15/06	1,000,000	1,041,851
3.400%, 2/15/08	3,000,000	2,933,571

Total Financials		6,481,600

Government Securities (82.8%)
Agency ABS (1.0%)
Federal National Mortgage Association
2.990%, 3/25/33 (l)	1,131,148	1,131,328

Agency CMO (1.7%)
Small Business Administration
4.754%, 8/10/14	1,998,330	1,979,738

U.S. Government Agencies (66.4%)
Federal Farm Credit Bank
4.375%, 4/15/05	5,000,000	5,003,541
2.500%, 3/15/06	2,000,000	1,977,234
Federal Home Loan Bank
3.250%, 8/15/05	5,000,000	5,003,820
2.625%, 10/16/06	10,000,000	9,812,420
3.625%, 1/15/08	5,000,000	4,931,455
Federal Home Loan Mortgage Corp.
6.375%, 8/1/11	1,000,000	1,024,709
5.500%, 2/1/32	2,530,186	2,544,779
4.030%, 6/1/34 (l)	4,417,609	4,358,117
4.194%, 10/1/34 (l)	4,733,961	4,639,049
Federal National Mortgage Association
3.125%, 7/15/06	5,000,000	4,957,070
4.569%, 5/1/33 (l)	2,847,496	2,829,429
4.474%, 5/1/34 (l)	4,017,344	3,999,901
3.707%, 6/1/34 (l)	3,548,929	3,523,420
4.819%, 10/1/34 (l)	2,051,689	2,046,695
4.216%, 12/1/34 (l)	3,764,824	3,755,127
Government National Mortgage Association
7.500%, 10/15/24	9,686	10,387
7.000%, 9/20/28	123,160	129,730
6.000%, 12/15/31	2,662,527	2,736,952
Overseas Private Investment Corp.
5.140%, 8/15/06	2,353,980	2,398,588
7.050%, 11/15/13	1,875,000	1,966,256
Small Business Administration
5.886%, 9/1/11	870,309	896,419
5.136%, 8/10/13	4,734,085	4,773,408
Tennessee Valley Authority
6.375%, 6/15/05	500,000	503,197
5.375%, 11/13/08	2,000,000	2,074,324
6.000%, 3/15/13	1,000,000	1,085,605
4.750%, 8/1/13	2,000,000	2,008,612

		78,990,244

U.S. Treasuries (13.7%)
U.S. Treasury Notes
6.500%, 10/15/06	10,000,000	10,417,580
3.125%, 9/15/08	3,000,000	2,912,814
4.000%, 11/15/12	2,000,000	1,952,500
4.250%, 11/15/14	1,000,000	979,336

		16,262,230

Total Government Securities		98,363,540

Industrials (2.2%)
Machinery (2.2%)
Amethyst
4.240%, 1/15/16	$2,750,010	$2,672,543

Total Industrials		2,672,543

Total Long-Term Debt Securities (90.5%) (Cost $107,951,701)		107,517,683

SHORT-TERM DEBT SECURITIES:
Government Securities (8.4%)
Federal Home Loan Mortgage Corp.
2.70%, 4/12/05 (o)	2,400,000	2,397,840
Federal National Mortgage Association
2.60%, 4/1/05 (o)	1,100,000	1,099,921
2.68%, 4/13/05 (o)	6,500,000	6,493,709

Total Government Securities		9,991,470

Time Deposit (0.3%)
JPMorgan Chase Nassau
2.24%, 4/1/05	418,262	418,262

Total Short-Term Debt Securities (8.7%) (Amortized Cost $10,409,732)		10,409,732

Total Investments (99.2%) (Cost/Amortized Cost $118,361,433)		117,927,415
Other Assets Less Liabilities (0.8%)		912,927

Net Assets (100%)		$118,840,342

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

ABS — Asset-Backed Security

CMO — Collaterized Mortgage Obligation

EQ ADVISORS TRUST

EQ/MONY GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,942,575
U.S. Government securities	5,189,687
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	4,819,705
U.S. Government securities	1,249,609

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$619,392
Aggregate gross unrealized depreciation	(1,053,410)

Net unrealized depreciation	$(434,018)

Federal income tax cost of investments	$118,361,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.0%)
Asset-Backed Securities (5.4%)
Chemical Master Credit Card Trust I, Series 96-2 A
5.980%, 9/15/08	$1,000,000	$1,016,885
COMED Transitional Funding Trust, Series 98-1 A7
5.740%, 12/25/10	1,000,000	1,037,721
PECO Energy Transition Trust, Series 99-A A7
6.130%, 3/1/09	1,000,000	1,046,885

		3,101,491

Collateralized Mortgage Obligations (0.6%)
SLM Student Loan Trust, Series 97-3 A2
3.479%, 10/25/10 (l)	337,192	340,578

Total Asset-Backed and Mortgage-Backed Securities		3,442,069

Consumer Discretionary (10.4%)
Automobiles (5.1%)
Daimlerchrysler NA Holdings Corp.
4.125%, 3/7/07	1,000,000	985,940
Ford Motor Credit Co.
3.920%, 9/28/07 (l)	1,000,000	975,172
5.625%, 10/1/08	1,000,000	958,304

		2,919,416

Media (3.5%)
Reed Elsevier Capital, Inc.
6.125%, 8/1/06	1,000,000	1,020,830
Time Warner, Inc.
5.625%, 5/1/05	1,000,000	1,001,944

		2,022,774

Multiline Retail (1.8%)
Target Corp.
5.375%, 6/15/09	1,000,000	1,031,738

Total Consumer Discretionary		5,973,928

Consumer Staples (5.1%)
Beverages (3.4%)
Bottling Group LLC
2.450%, 10/16/06	1,000,000	976,997
Diageo Capital plc
3.500%, 11/19/07	1,000,000	981,716

		1,958,713

Food Products (1.7%)
Kraft Foods, Inc.
4.125%, 11/12/09	1,000,000	973,586

Total Consumer Staples		2,932,299

Energy (2.1%)
Oil & Gas (2.1%)
ConocoPhillips
8.750%, 5/25/10	1,000,000	1,183,378

Total Energy		1,183,378

Financials (20.8%)
Capital Markets (6.8%)
Bear Stearns Cos., Inc.
3.250%, 3/25/09	1,000,000	948,779
Lehman Brothers Holdings, Inc.
3.600%, 3/13/09	1,000,000	961,958
Morgan Stanley
4.250%, 5/15/10	$1,000,000	$975,088
National Rural Utilities Cooperative Finance Corp.
3.875%, 2/15/08	1,000,000	984,643

		3,870,468

Commercial Banks (5.1%)
Bank of America Corp.
4.375%, 12/1/10	1,000,000	984,581
Chase Capital VI
3.368%, 8/1/28 (l)	1,000,000	956,694
Wells Fargo & Co.
3.120%, 8/15/08	1,000,000	958,081

		2,899,356

Consumer Finance (3.5%)
General Motors Acceptance Corp.
5.250%, 5/16/05	1,000,000	1,002,107
HSBC Finance Corp.
5.750%, 1/30/07	1,000,000	1,026,391

		2,028,498

Diversified Financial Services (3.6%)
Citigroup, Inc.
6.000%, 2/21/12	1,000,000	1,064,489
General Electric Capital Corp.
4.625%, 9/15/09	1,000,000	1,000,587

		2,065,076

Thrifts & Mortgage Finance (1.8%)
Countrywide Home Loans, Inc.
5.500%, 2/1/07	1,000,000	1,019,282

Total Financials		11,882,680

Government Securities (42.8%)
Foreign Governments (6.0%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,318,205
Province of Ontario
5.125%, 7/17/12	1,000,000	1,035,490
Republic of Italy
5.625%, 6/15/12	1,000,000	1,061,099

		3,414,794

U.S. Government Agencies (12.5%)
Federal Home Loan Mortgage Corp.
3.250%, 3/14/08	1,000,000	969,853
3.375%, 4/15/09	500,000	483,434
4.250%, 7/15/09	500,000	497,138
6.000%, 6/15/11	1,000,000	1,072,602
5.500%, 9/15/11	1,000,000	1,046,271
Federal National Mortgage Association
3.500%, 1/28/08	1,000,000	981,175
3.250%, 2/15/09	500,000	480,178
6.625%, 11/15/10	500,000	549,817
6.000%, 5/15/11	1,000,000	1,070,614

		7,151,082

U.S. Treasuries (24.3%)
U.S. Treasury Bonds
8.750%, 8/15/20	500,000	712,969
U.S. Treasury Notes
6.000%, 8/15/09	1,500,000	1,611,914
6.500%, 2/15/10	7,500,000	8,258,497
5.000%, 2/15/11	1,000,000	1,038,633
3.625%, 5/15/13	2,375,000	2,254,210

		13,876,223

Total Government Securities		24,442,099

EQ ADVISORS TRUST

EQ/MONY INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (1.8%)
Pharmaceuticals (1.8%)
Abbott Laboratories
5.625%, 7/1/06	$1,000,000	$1,018,600

Total Health Care		1,018,600

Industrials (1.8%)
Industrial Conglomerates (1.8%)
Tyco International Group S.A.
6.375%, 6/15/05	1,000,000	1,005,095

Total Industrials		1,005,095

Information Technology (1.7%)
IT Services (1.7%)
First Data Corp.
3.375%, 8/1/08	1,000,000	966,512

Total Information Technology		966,512

Materials (1.8%)
Chemicals (1.8%)
Potash Corp. of Saskatchewan, Inc.
7.125%, 6/15/07	1,000,000	1,055,421

Total Materials		1,055,421

Telecommunication Services (1.8%)
Wireless Telecommunication Services (1.8%)
Cingular Wireless LLC
5.625%, 12/15/06	1,000,000	1,021,579

Total Telecommunication Services		1,021,579

Utilities (1.9%)
Electric Utilities (1.9%)
Peco Energy Co.
5.950%, 11/1/11	1,000,000	1,066,675

Total Utilities		1,066,675

Total Long-Term Debt Securities (98.0%) (Cost $55,142,346)		55,990,335

SHORT-TERM DEBT SECURITIES:
Commercial Paper (0.9%)
Daimlerchrysler NA Holdings Corp.
3.03%, 4/13/05 (p)	$500,000	$499,454

Time Deposit (1.2%)
JPMorgan Chase Nassau
2.24%, 4/1/05	685,784	685,784

Total Short-Term Debt Securities (2.1%) (Amortized Cost $1,185,238)		1,185,238

Total Investments (100.1%) (Cost/Amortized Cost $56,327,584)		57,175,573
Other Assets Less Liabilities (-0.1%)		(48,329)

Net Assets (100%)		$57,127,244

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(p)	Yield to maturity.

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$999,050
U.S. Government securities	849,775
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	1,345,663
U.S. Government securities	4,524,375

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,469,739
Aggregate gross unrealized depreciation	(621,750)

Net unrealized appreciation	$847,989

Federal income tax cost of investments	$56,327,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.1%)
Non-Agency CMO (2.1%)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-LDP1 A4
5.038%, 3/15/46 (l)	$2,000,000	$1,986,033

Total Asset-Backed and Mortgage-Backed Securities		1,986,033

Consumer Discretionary (8.5%)
Automobiles (1.7%)
Ford Motor Co.
6.375%, 2/1/29	2,000,000	1,645,246

Leisure Equipment & Products (1.1%)
Brunswick Corp.
5.000%, 6/1/11	1,000,000	1,001,852

Media (5.7%)
Comcast Cable Communications, Inc.
7.125%, 6/15/13	1,000,000	1,112,484
Time Warner, Inc.
7.700%, 5/1/32	2,000,000	2,374,386
Viacom, Inc.
5.625%, 8/15/12	2,000,000	2,023,996

		5,510,866

Total Consumer Discretionary		8,157,964

Consumer Staples (2.2%)
Beverages (1.1%)
Anheuser Busch Cos., Inc.
6.000%, 11/1/41	1,000,000	1,063,529

Food Products (1.1%)
Kraft Foods, Inc.
6.250%, 6/1/12	1,000,000	1,075,025

Total Consumer Staples		2,138,554

Energy (7.3%)
Energy Equipment & Services (1.4%)
Halliburton Co.
8.750%, 2/15/21	1,000,000	1,312,114

Gas Utilities (1.0%)
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	1,000,000	973,807

Oil & Gas (4.9%)
Anadarko Finance Co.
7.500%, 5/1/31	1,000,000	1,227,024
Kerr-McGee Corp.
6.950%, 7/1/24	2,000,000	2,053,340
Texaco Capital, Inc.
9.750%, 3/15/20	1,000,000	1,466,212

		4,746,576

Total Energy		7,032,497

Financials (12.8%)
Capital Markets (3.1%)
Goldman Sachs Group, Inc.
5.130%, 1/15/15	2,000,000	1,952,628
National Rural Utilities Cooperative Finance Corp.
5.700%, 1/15/10	1,000,000	1,042,443

		2,995,071

Commercial Banks (4.9%)
HSBC Holdings PLC
7.625%, 5/17/32 §	1,000,000	1,248,785
Suntrust Bank
5.450%, 12/1/17	$1,000,000	$1,010,833
UBS/New York
7.750%, 9/1/26	2,000,000	2,500,714

		4,760,332

Consumer Finance (1.1%)
HSBC Finance Corp.
6.375%, 10/15/11	1,000,000	1,080,300

Diversified Financial Services (1.2%)
Associates Corp. of North America
6.950%, 11/1/18	1,000,000	1,142,753

Insurance (2.5%)
Lion Connecticut Holdings, Inc.
7.625%, 8/15/26	1,000,000	1,203,176
MBIA, Inc.
7.150%, 7/15/27	1,000,000	1,170,884

		2,374,060

Total Financials		12,352,516

Government Securities (31.7%)
Foreign Governments (1.4%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,318,205

U.S. Government Agencies (2.2%)
Federal Home Loan Mortgage Corp.
6.375%, 8/1/11	1,000,000	1,024,709
Federal National Mortgage Association
6.250%, 2/1/11	1,000,000	1,068,534

		2,093,243

U.S. Treasuries (28.1%)
U.S. Treasury Bonds
5.500%, 8/15/28	4,000,000	4,345,312
6.250%, 5/15/30	3,000,000	3,604,452
5.375%, 2/15/31	7,500,000	8,174,122
U.S. Treasury Bonds Inflation Indexed
3.625%, 4/15/28	1,178,490	1,549,092
U.S. Treasury Notes
4.250%, 11/15/14	6,000,000	5,876,016
U.S. Treasury Strip
3.625%, 11/15/21 PO	8,000,000	3,508,912

		27,057,906

Total Government Securities		30,469,354

Industrials (10.4%)
Aerospace & Defense (2.7%)
Boeing Co.
8.625%, 11/15/31	1,000,000	1,391,027
Lockheed Martin Corp.
7.650%, 5/1/16	1,000,000	1,195,407

		2,586,434

Air Freight & Logistics (5.6%)
CNF, Inc.
6.700%, 5/1/34	2,000,000	2,156,564
FedEx Corp.
7.500%, 1/15/18	1,692,192	1,930,646
United Parcel Service, Inc.
8.375%, 4/1/20	1,000,000	1,331,347

		5,418,557

Commercial Services & Supplies (1.0%)
Deluxe Corp.
5.000%, 12/15/12	1,000,000	968,852

Road & Rail (1.1%)
Union Pacific Corp.
5.375%, 5/1/14	1,000,000	1,011,046

Total Industrials		9,984,889

EQ ADVISORS TRUST

EQ/MONY LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (6.5%)
Chemicals (1.1%)
Eastman Chemical Co.
6.300%, 11/15/18	$1,000,000	$1,067,952

Metals & Mining (3.1%)
Barrick Gold Corp.
5.800%, 11/15/34	2,000,000	2,017,992
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	1,000,000	988,005

		3,005,997

Paper & Forest Products (2.3%)
MeadWestvaco Corp.
6.800%, 11/15/32	2,000,000	2,194,204

Total Materials		6,268,153

Telecommunication Services (8.3%)
Diversified Telecommunication Services (6.1%)
CenturyTel, Inc.
7.875%, 8/15/12	2,000,000	2,256,296
GTE North, Inc.
7.625%, 5/15/26	1,000,000	1,059,083
Sprint Capital Corp.
8.750%, 3/15/32	2,000,000	2,594,722

		5,910,101

Wireless Telecommunication Services (2.2%)
U.S. Cellular Corp.
6.700%, 12/15/33	2,000,000	2,079,198

Total Telecommunication Services		7,989,299

Utilities (3.6%)
Electric Utilities (3.6%)
Hydro-Quebec
8.500%, 12/1/29	1,000,000	1,439,923
Pacific Gas & Electric Co.
6.050%, 3/1/34	2,000,000	2,053,630

Total Utilities		3,493,553

Total Long-Term Debt Securities (93.4%) (Cost $86,359,583)		89,872,812

SHORT-TERM DEBT SECURITIES:
Commercial Paper (4.4%)
Daimlerchrysler NA Holdings Corp.
3.06%, 4/26/05 (p)	2,100,000	2,095,366
Textron Financial Corp.
2.85%, 4/18/05 (p)	$1,100,000	$1,098,433
Walt Disney Co.
3.14%, 4/5/05 (p)	1,000,000	999,564

Total Commercial Paper		4,193,363

Time Deposit (0.2%)
JPMorgan Chase Nassau
2.24%, 4/1/05	233,096	233,096

Total Short-Term Debt Securities (4.6%) (Amortized Cost $4,426,459)		4,426,459

Total Investments (98.0%) (Cost/Amortized Cost $90,786,042)		94,299,271
Other Assets Less Liabilities (2.0%)		1,923,449

Net Assets (100%)		$96,222,720

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $1,248,785 or 1.30% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(p)	Yield to maturity.

Glossary:

CMO	—	Collaterized Mortgage Obligation
PO	—	Principal only

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$79,788,513
U.S. Government securities	5,189,687
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	88,163,914
U.S. Government securities	1,249,609

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,802,378
Aggregate gross unrealized depreciation	(1,396,970)

Net unrealized appreciation	$3,405,408

Federal income tax cost of investments	$90,893,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONY MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (8.4%)
Canadian Imperial Bank of Commerce
3.45%, 3/28/06	$3,500,000	$3,500,000
First Tennessee Bank
2.15%, 4/6/05	3,500,000	3,499,784
Toronto Dominion Bank NY
2.51%, 4/4/05	7,500,000	7,500,000

Total Certificates of Deposit		14,499,784

Commercial Paper (51.4%)
Alliance & Leicester plc
2.13%, 4/6/05 §(p)	5,612,000	5,610,012
Bank of Ireland
2.46%, 4/11/05 §(p)	2,800,000	2,797,900
Bank One Corp.
6.50%, 2/1/06 (p)	4,000,000	4,096,390
Baxter International, Inc.
2.66%, 4/14/05 (p)	1,600,000	1,598,348
BP Amoco Capital plc
2.85%, 4/1/05 (p)	7,338,000	7,338,000
Cieco LLC
2.79%, 5/13/05 (p)	6,553,000	6,531,211
CIT Group, Inc.
2.80%, 5/10/05 (p)	5,000,000	4,984,508
Florida Power Corp.
2.62%, 4/1/05 (p)	3,702,000	3,702,000
General Electric Capital Corp.
2.73%, 5/16/05 (p)	3,859,000	3,845,590
HBOS Treasury Services plc
2.38%, 4/13/05 (p)	6,754,000	6,748,203
HSBC Finance Corp.
2.45%, 4/11/05 (p)	3,119,000	3,116,670
International Lease Finance Corp.
2.76%, 5/16/05 (p)	7,658,000	7,631,101
John Deer Credit Corp.
2.75%, 4/28/05 (p)	1,700,000	1,696,366
Morgan Stanley
2.02%, 4/4/05 (p)	5,000,000	4,998,879
National Rural Utilities Cooperative Finance Corp.
2.55%, 4/11/05 (p)	2,677,000	2,674,918
SBC Communications, Inc.
2.44%, 4/11/05 §(p)	3,932,000	3,929,073
Societe Generale
3.06%, 9/20/05 (p)	4,000,000	3,999,126
Tannehill Capital Co. LLC.
2.81%, 4/20/05 §(p)	3,000,000	2,999,968
Textron Financial Corp.
2.60%, 4/15/05 (p)	1,500,000	1,498,378
Verizon Network Funding Corp.
2.63%, 4/18/05 (p)	7,000,000	6,990,811
Walt Disney Co.
2.21%, 4/5/05 (p)	1,500,000	1,499,540

Total Commercial Paper		88,286,992

Government Securities (21.3%)
Federal Home Loan Bank
1.40%, 4/1/05	6,100,000	6,100,000
1.66%, 5/16/05	4,500,000	4,500,000
Federal Home Loan Mortgage Corp.
1.98%, 4/5/05 (o)	6,912,000	6,910,095
2.55%, 10/7/05 (l)	4,250,000	4,250,000
Federal National Mortgage Association
2.36%, 4/15/05 (o)	5,879,000	5,873,216
2.79%, 5/18/05 (o)	4,722,000	4,704,492
2.87%, 6/9/05 (l)	4,250,000	4,249,771

Total Government Securities		36,587,574

Promissory Note (2.3%)
Goldman Sachs Group
2.86%, 7/18/05	$4,000,000	$4,000,000

Time Deposit (0.0%)
JPMorgan Chase Nassau
2.24%, 4/1/05	430	430

Variable Rate Securities (17.4%)
American Express Credit Corp.
2.83%, 4/5/06 (l)	3,000,000	3,000,000
BNP Paribas/New York
2.89%, 6/9/05 (l)	3,750,000	3,749,500
Caterpillar Financial Services Corp.
2.73%, 7/9/05 (l)	6,000,000	6,000,000
General Electric Capital Corp.
2.93%, 4/17/06 (l)	3,850,000	3,850,000
International Business Machines Corp.
2.72%, 4/7/06 §(l)	2,000,000	2,000,000
Merrill Lynch & Co., Inc.
2.92%, 2/10/06 (l)	4,000,000	4,000,000
Morgan Stanley
2.81%, 4/13/06 (l)	2,250,000	2,250,000
SLM Corp.
2.72%, 3/31/06 §(l)	5,000,000	4,999,131

Total Variable Rate Securities		29,848,631

Total Short-Term Debt Securities (100.8%) (Amortized Cost $173,223,411)		173,223,411
Other Assets Less Liabilities (-0.8%)		(1,429,374)

Net Assets (100%)		$171,794,037

Federal Income Tax Cost of Investments		$173,223,411

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $22,336,084 or 13.00% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (1.0%)
Aftermarket Technology Corp.*^	6,800	$112,200
ArvinMeritor, Inc.	28,000	433,160
Bandag, Inc.	6,300	295,974
Collins & Aikman Corp.*^	26,200	32,226
Commercial Vehicle Group, Inc.*^	7,400	148,000
Cooper Tire & Rubber Co.	28,700	526,932
Drew Industries, Inc.*^	3,400	128,010
Exide Technologies*	9,400	121,260
Goodyear Tire & Rubber Co.*^	65,500	874,425
Hayes Lemmerz International, Inc.*^	15,100	78,520
Keystone Automotive Industries, Inc.*	6,300	145,908
Modine Manufacturing Co.	11,800	346,094
Noble International Ltd.	6,300	142,758
Sauer-Danfoss, Inc.	5,900	133,517
Sports Resorts International, Inc.*^	22,900	76,028
Standard Motor Products, Inc.^	8,400	98,280
Stoneridge, Inc.*	6,300	76,923
Strattec Security Corp.*	1,600	85,728
Superior Industries International, Inc.^	10,800	285,228
Tenneco Automotive, Inc.*	15,800	196,868
Visteon Corp.	54,500	311,195

		4,649,234

Automobiles (0.3%)
Coachmen Industries, Inc.^	5,300	72,080
Fleetwood Enterprises, Inc.*^	20,900	181,830
Monaco Coach Corp.^	12,750	205,913
Thor Industries, Inc.^	15,800	472,578
Winnebago Industries, Inc.^	12,600	398,160

		1,330,561

Distributors (0.2%)
Advanced Marketing Services, Inc.*	7,900	47,400
Beacon Roofing Supply, Inc.*^	7,200	157,572
Handleman Co.^	8,100	153,576
LKQ Corp.*^	13,000	260,910
Source Interlink Cos., Inc.*	18,829	211,826
WESCO International, Inc.*	11,700	327,600

		1,158,884

Hotels, Restaurants & Leisure (3.5%)
Alliance Gaming Corp.*^	20,500	196,595
Ambassadors Group, Inc.	2,325	77,702
Ameristar Casinos, Inc.	4,100	224,188
Argosy Gaming Co.*	11,500	528,080
Aztar Corp.*^	14,700	419,832
BJ’s Restaurants, Inc.*^	6,300	122,157
Bob Evans Farms, Inc.	15,200	356,440
Boyd Gaming Corp.^	19,000	990,850
Buffalo Wild Wings, Inc.*	4,050	153,212
California Pizza Kitchen, Inc.*	5,600	131,264
CBRL Group, Inc.	22,000	908,600
CEC Entertainment, Inc.*	14,700	538,020
Churchill Downs, Inc.^	2,400	95,016
CKE Restaurants, Inc.*^	26,800	424,780
Dave and Busters, Inc.*^	7,000	130,900
Dominos Pizza, Inc.	10,300	192,507
Dover Motorsports, Inc.^	25,100	126,755
Empire Resorts, Inc.*	16,100	116,403
Gaylord Entertainment Co.*	12,300	496,920
IHOP Corp.^	9,800	467,264
International Speedway Corp., Class A	1	$54
Isle of Capri Casinos, Inc.*	5,089	135,062
Jack in the Box, Inc.*	16,300	604,730
Krispy Kreme Doughnuts, Inc.*^	22,100	168,623
La Quinta Corp.*	78,850	670,225
Landry’s Restaurants, Inc.	9,400	271,848
Lone Star Steakhouse & Saloon, Inc.	5,200	150,306
Magna Entertainment Corp., Class A*	18,200	111,748
Marcus Corp.	6,500	133,250
MTR Gaming Group, Inc.*^	8,100	100,440
Multimedia Games, Inc.*^	9,900	76,824
Navigant International, Inc.*	6,200	84,692
Nevada Gold & Casinos, Inc.*	9,700	124,160
O’Charley’s, Inc.*	13,300	289,142
P.F. Chang’s China Bistro, Inc.*^	10,500	627,900
Panera Bread Co., Class A*^	12,100	684,013
Papa John’s International, Inc.*	3,800	131,936
Penn National Gaming, Inc.*	29,456	865,417
Pinnacle Entertainment, Inc.*	15,150	253,005
Rare Hospitality International, Inc.*	14,200	438,496
Red Robin Gourmet Burgers*	5,000	254,550
Ryan’s Restaurant Group, Inc.*	20,950	304,403
Scientific Games Corp., Class A*	32,000	731,200
Shuffle Master, Inc.*^	15,525	449,604
Six Flags, Inc.*^	45,900	189,108
Sonic Corp.*	26,387	881,326
Speedway Motorsports, Inc.	8,232	293,882
Steak n Shake Co.*	7,515	145,415
Sunterra Resorts, Inc.*^	10,200	153,816
Texas Roadhouse, Inc.*^	4,700	131,976
Triarc Cos., Inc., Class B^	11,350	156,971
Vail Resorts, Inc.*^	6,400	161,600
WMS Industries, Inc.*^	9,600	270,336

		16,743,543

Household Durables (1.7%)
American Greetings Corp., Class A^	28,200	718,536
Beazer Homes USA, Inc.^	17,925	893,740
Blount International, Inc.*	12,300	208,854
Blyth, Inc.	11,800	375,712
Brookfield Homes Corp.^	5,300	223,713
Champion Enterprises, Inc.*	29,200	274,480
CSS Industries, Inc.^	2,597	94,920
Department 56, Inc.*	8,100	141,426
Dominion Homes, Inc.*^	3,000	50,790
Ethan Allen Interiors, Inc.^	13,200	422,400
Furniture Brands International, Inc.^	21,100	460,191
Hooker Furniture Corp.	4,200	79,338
Interface, Inc., Class A*^	29,000	197,780
Jarden Corp.*^	10,650	488,622
Kimball International, Inc., Class B	7,500	108,750
La-Z-Boy, Inc.^	21,100	293,923
Libbey, Inc.^	4,200	88,200
M/I Homes, Inc.^	5,000	244,650
Meritage Homes Corp.*^	9,200	542,064
National Presto Industries, Inc.	2,500	100,750
Palm Harbor Homes, Inc.*^	5,800	94,308
Skyline Corp.^	2,600	100,074
Stanley Furniture Co., Inc.	3,200	151,296
Technical Olympic USA, Inc.	4,950	149,490
Tempur-Pedic International, Inc.*^	9,600	179,136
Tupperware Corp.	21,100	429,596
WCI Communities, Inc.*^	13,700	412,096

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
William Lyon Homes, Inc.*	1,400	$107,380
Yankee Candle Co., Inc.*	20,004	634,127

		8,266,342

Internet & Catalog Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	23,700	179,409
Alloy Online, Inc.*^	19,300	113,484
Blair Corp.	4,500	148,365
Blue Nile, Inc.*^	4,600	127,190
Coldwater Creek, Inc.*^	13,950	257,796
Drugstore.com*^	41,500	107,070
GSI Commerce, Inc.*	9,600	129,888
Insight Enterprises, Inc.*	18,800	330,128
J. Jill Group, Inc.*	6,800	93,568
Overstock.com, Inc.*^	5,700	245,043
Priceline.com, Inc.*^	9,616	242,323
Provide Commerce, Inc.*^	3,900	112,632
Stamps.com, Inc.*^	7,950	131,970
Systemax, Inc.*	13,200	71,808
Valuevision Media, Inc., Class A*^	17,100	211,527

		2,502,201

Leisure Equipment & Products (0.7%)
Action Performance Cos., Inc.	5,200	68,796
Arctic Cat, Inc	5,000	135,300
Callaway Golf Co.^	27,900	357,120
JAKKS Pacific, Inc.*^	8,300	178,201
K2, Inc.*	14,700	202,125
Leapfrog Enterprises, Inc.*^	11,100	125,985
Life Time Fitness, Inc.*	5,600	151,088
Marine Products Corp.	13,500	226,935
MarineMax, Inc.*	4,500	140,310
Nautilus, Inc.^	9,712	230,757
Oakley, Inc.^	8,400	107,688
RC2 Corp.*	6,900	234,600
SCP Pool Corp.^	23,712	755,464
Steinway Musical Instruments, Inc.*	3,900	116,844
Sturm Ruger & Co., Inc.	7,700	53,361

		3,084,574

Media (2.4%)
4Kids Entertainment, Inc.*^	4,100	90,651
ADVO, Inc.	13,400	501,830
Arbitron, Inc.	12,900	553,410
Carmike Cinemas, Inc.	2,600	96,928
Catalina Marketing Corp.^	22,200	574,980
Charter Communications, Inc., Class A*^	110,400	176,640
Courier Corp.^	2,250	117,990
Crown Media Holdings, Inc., Class A*^	24,800	223,448
Cumulus Media, Inc., Class A*	19,600	279,300
Emmis Communications Corp., Class A*	18,500	355,570
Entravision Communications Corp.*	19,400	172,078
Fisher Communications, Inc.*^	1,800	93,078
Gray Television, Inc.	21,100	305,317
Harris Interactive, Inc.*	44,100	203,301
Hollinger International, Inc., Class A	24,450	266,505
Insight Communications Co., Inc.*	15,100	178,935
Interactive Data Corp.*^	14,900	309,175
Journal Communications, Inc., Class A	8,000	132,400
Journal Register Co.*	16,000	267,200
Lakes Entertainment, Inc.*^	11,700	210,600
Liberty Corp.^	7,792	315,965
Lin TV Corp., Class A*^	14,000	237,020
Lodgenet Entertainment Corp.*	5,300	$99,852
Martha Stewart Living Omnimedia, Class A*^	5,100	115,209
Mediacom Communications Corp., Class A*^	26,500	173,310
Navarre Corp.*^	9,000	71,550
Nelson (Thomas), Inc.	5,000	118,250
Opnet Technologies, Inc.*	5,500	45,980
Paxson Communications Corp.*	37,300	25,737
Playboy Enterprises, Inc., Class B*^	14,100	181,890
Primedia, Inc.*^	50,100	217,935
ProQuest Co.*	11,700	422,955
Pulitzer, Inc.	3,400	216,682
R.H. Donnelley Corp.*	9,400	546,046
Reader’s Digest Association, Inc. (Non-Voting)	40,000	692,400
Reading International, Inc.*	17,400	122,670
Regent Communications, Inc.*^	14,300	76,505
Saga Communications, Inc., Class A*	4,800	77,280
Salem Communications Corp., Class A*	3,700	76,220
Scholastic Corp.*^	12,200	450,058
Sinclair Broadcast Group, Inc., Class A^	12,908	103,651
Spanish Broadcasting System, Class A*	10,765	110,449
Tivo, Inc.*^	38,390	198,477
Valassis Communications, Inc.*	23,100	807,576
Value Line, Inc.	4,800	187,200
World Wrestling Entertainment, Inc.^	17,600	211,200
Young Broadcasting, Inc., Class A^*	18,800	162,432

		11,173,835

Multiline Retail (0.3%)
99 Cents Only Stores*^	19,700	259,449
Conn’s, Inc.*	8,500	159,800
Fred’s, Inc.^	16,530	283,820
ShopKo Stores, Inc.*	9,300	206,646
Tuesday Morning Corp.*	10,400	300,248

		1,209,963

Specialty Retail (3.4%)
A.C. Moore Arts & Crafts, Inc.*^	4,300	114,638
Aaron Rents, Inc.	15,450	309,000
Aeropostale, Inc.*	24,650	807,287
America’s Car-Mart, Inc.*^	3,600	126,216
Asbury Automotive Group, Inc.*	5,300	81,620
Bebe Stores, Inc.^	6,975	236,801
Big 5 Sporting Goods Corp.	8,200	202,540
Bombay Co., Inc.*^	11,400	60,420
Brookstone, Inc.*^	6,075	98,537
Buckle, Inc.^	4,000	139,640
Build-A-Bear Workshop, Inc.*^	4,000	122,600
Building Material Holding Corp.	5,700	253,536
Burlington Coat Factory Warehouse Corp.	6,200	177,940
Cache, Inc.*	9,300	126,015
Casual Male Retail Group, Inc.*^	23,600	153,164
Cato Corp., Class A	8,500	274,125
Charlotte Russe Holding, Inc.*^	5,900	76,228
Charming Shoppes, Inc.*^	50,300	408,939
Children’s Place, Inc.*^	7,100	339,025
Christopher & Banks Corp.^	17,575	309,320
Cost Plus, Inc.*^	10,300	276,864
CSK Auto Corp.*	18,700	330,055

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Deb Shops, Inc.^	4,500	$126,990
Dick’s Sporting Goods, Inc.*^	12,800	470,144
Dress Barn, Inc.*	6,400	116,608
Electronics Boutique Holdings Corp.*^	4,500	193,365
Finish Line, Inc., Class A	19,000	439,850
Genesco, Inc.*	12,200	346,724
Goody’s Family Clothing, Inc.	8,600	77,658
Group 1 Automotive, Inc.*	8,700	228,810
Guess?, Inc.*	6,200	84,940
Guitar Center, Inc.*	9,800	537,334
Gymboree Corp.*^	10,000	125,400
Hancock Fabrics, Inc.^	6,000	44,640
Haverty Furniture Cos., Inc.	5,400	82,350
Hibbett Sporting Goods, Inc.*	9,350	280,874
Hollywood Entertainment Corp.*	23,100	304,227
HOT Topic, Inc.*^	19,275	421,159
Jo-Ann Stores, Inc.*	7,835	220,085
Jos. A. Bank Clothiers, Inc.*^	4,687	137,329
Kirkland’s, Inc.*^	12,000	132,720
Linens ‘N Things, Inc.*	18,200	451,906
Lithia Motors, Inc.	4,400	112,684
Men’s Wearhouse, Inc.*	16,143	681,396
Monro Muffler, Inc.*	4,250	109,693
Movie Gallery, Inc.^	8,250	236,610
New York & Co., Inc.*	8,200	164,574
Payless Shoesource, Inc.*^	27,600	435,804
Pep Boys Manny, Moe & Jack^	23,300	409,614
Rent-Way, Inc.*	18,200	149,240
Restoration Hardware, Inc.*^	31,200	177,840
Rush Enterprises, Inc., Class B*	8,500	143,310
Select Comfort Corp.*^	14,700	300,468
Sharper Image Corp.*^	3,200	53,152
Shoe Carnival, Inc.*	5,400	94,500
Sonic Automotive, Inc.	13,900	315,669
Sports Authority, Inc.*^	8,238	226,545
Stage Stores, Inc.*	7,900	303,281
Stein Mart, Inc.*	11,700	263,250
TBC Corp.*	8,200	228,452
Too, Inc.*	17,449	430,467
Tractor Supply Co.*	12,600	549,990
Trans World Entertainment Corp.*	14,300	210,639
United Auto Group, Inc.^	7,700	214,291
West Marine, Inc.*^	4,000	85,040
Zale Corp.*	21,120	627,686

		16,371,818

Textiles, Apparel & Luxury Goods (1.0%)
Brown Shoe Co., Inc.	9,100	311,857
Cherokee, Inc.^	4,200	140,616
Deckers Outdoor Corp.*^	3,900	139,386
DHB Industries, Inc.*^	13,800	121,440
Hartmarx Corp.*	15,900	151,686
K-Swiss, Inc., Class A	11,000	363,330
Kellwood Co.	11,200	322,448
Kenneth Cole Productions, Class A	3,100	90,334
Movado Group, Inc.	6,400	118,400
OshKosh B’Gosh, Inc., Class A^	3,920	119,560
Oxford Industries, Inc.^	7,300	267,107
Perry Ellis International, Inc.*	3,300	74,052
Phillips-Van Heusen Corp.	8,500	226,440
Quicksilver, Inc.*	24,400	708,332
Russell Corp.	8,900	160,912
Skechers U.S.A., Inc., Class A*	8,900	137,772
Steven Madden Ltd.*	4,000	66,760
Stride Rite Corp.	12,500	166,250
Unifirst Corp.	4,200	167,580
Warnaco Group, Inc.*	17,900	430,316
Wolverine World Wide, Inc.	27,600	$591,468

		4,876,046

Total Consumer Discretionary		71,367,001

Consumer Staples (3.0%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	5,100	111,690
Coca Cola Bottling Co.	1,600	83,696
Hansen Natural Corp.*^	4,900	294,343
National Beverage Corp.*	11,600	94,540

		584,269

Food & Staples Retailing (0.9%)
Arden Group, Inc.^	1,200	85,176
Casey’s General Stores, Inc.	21,700	389,949
Central European
Distribution Corp.*^	3,900	129,831
Great Atlantic & Pacific Tea Co., Inc.*^	12,600	187,740
Ingles Markets, Inc., Class A^	10,300	137,196
Longs Drug Stores Corp.	16,096	550,805
Nash Finch Co.^	5,250	199,448
NeighborCare, Inc.*	15,100	441,675
Pantry, Inc.*	6,100	188,917
Pathmark Stores, Inc.*	12,900	81,399
Performance Food Group Co.*^	18,800	520,384
Ruddick Corp.	16,700	386,605
Smart & Final, Inc.*^	9,800	119,168
Topps Co., Inc.^	10,600	97,626
United Natural Foods, Inc.*^	18,200	521,066
Weis Markets, Inc.	3,800	140,106
Wild Oats Markets, Inc.*^	8,400	89,292

		4,266,383

Food Products (1.1%)
Alico, Inc.*^	2,600	137,020
American Italian Pasta Co.^	8,100	221,940
Cal-Maine Foods, Inc.^	8,500	66,810
Chiquita Brands International, Inc.	16,600	444,548
Corn Products International, Inc.	32,400	842,076
Delta & Pine Land Co.	16,400	442,800
Farmer Brothers Co.	3,000	71,850
Flowers Foods, Inc.	14,925	421,034
Gold Kist, Inc.*	10,100	160,590
Hain Celestial Group, Inc.*^	13,400	249,776
J & J Snack Foods Corp.	2,400	112,392
John B. Sanfilippo & Son, Inc.*^	5,500	135,190
Lancaster Colony Corp.	10,900	463,795
Lance, Inc.	8,400	134,988
M & F Worldwide Corp.*	6,300	84,042
Maui Land & Pineapple Co., Inc.*	3,200	137,280
Peet’s Coffee & Tea, Inc.*^	5,300	130,645
Ralcorp Holdings, Inc.	12,680	600,398
Sanderson Farms, Inc.^	3,600	155,556
Seaboard Corp.	200	214,600

		5,227,330

Household Products (0.3%)
Central Garden & Pet Co.*	8,500	372,810
Rayovac Corp.*	22,100	919,360
WD-40 Co.^	9,400	305,406

		1,597,576

Personal Products (0.4%)
Chattem, Inc.*^	7,400	329,078
Elizabeth Arden, Inc.*	10,400	246,896
Inter Parfums, Inc.^	5,900	84,960
Mannatech, Inc.^	6,200	121,210
Nature’s Sunshine Products, Inc.	7,500	128,775
NU Skin Enterprises, Inc., Class A	21,237	478,045
Playtex Products, Inc.*^	13,400	120,600
Revlon, Inc., Class A*	58,700	169,056

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
USANA Health Sciences, Inc.*^	3,000	$141,900

		1,820,520

Tobacco (0.2%)
Dimon, Inc.	14,100	88,125
Standard Commercial Corp.	4,600	85,560
Star Scientific, Inc.*	26,900	142,301
Universal Corp.	10,100	462,277
Vector Group Ltd.^	8,287	127,454

		905,717

Total Consumer Staples		14,401,795

Energy (6.5%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*	5,000	332,700
Cal Dive International, Inc.*	16,278	737,394
Carbo Ceramics, Inc.^	5,600	392,840
Global Industries Ltd.*^	33,900	318,660
Grey Wolf, Inc.*	84,700	557,326
Gulf Island Fabrication, Inc.	6,200	145,452
Gulfmark Offshore, Inc.*^	6,000	155,460
Hanover Compressor Co.*^	30,800	371,756
Helmerich & Payne, Inc.	22,400	889,056
Hornbeck Offshore Services, Inc.*^	7,200	180,432
Hydril Co.*	6,600	385,506
Input/Output, Inc.*^	21,000	135,450
Key Energy Services, Inc.*	52,600	603,322
Lone Star Technologies, Inc.*	14,100	555,963
Lufkin Industries, Inc.	3,400	164,186
Matrix Service Co.*^	17,000	73,950
Maverick Tube Corp.*^	19,900	646,949
Newpark Resources, Inc.*^	34,700	204,383
NS Group, Inc.*	7,600	238,716
Oceaneering International, Inc.*	11,200	420,000
Offshore Logistics, Inc.*	8,400	279,888
Oil States International, Inc.*	12,200	250,710
Parker Drilling Co.*	36,000	207,000
Seabulk International, Inc.*	8,200	170,478
SEACOR Holdings, Inc.*	8,450	538,687
Superior Energy Services, Inc.*	22,477	386,604
Tetra Technologies, Inc.*^	9,200	261,648
Todco, Class A*	8,200	211,888
Unit Corp.*	18,972	856,965
Universal Compression Holdings, Inc.*	5,700	215,859
Veritas DGC, Inc.*	13,400	401,464
W-H Energy Services, Inc.*	10,900	260,837

		11,551,529

Oil & Gas (4.0%)
Berry Petroleum Co., Class A	7,500	385,875
Brigham Exploration Co.*^	16,700	154,141
Cabot Oil & Gas Corp., Class A	13,600	750,040
Callon Petroleum Co.*	11,150	173,271
Cheniere Energy, Inc.*^	11,100	716,061
Cimarex Energy Co.*^	18,200	709,800
Comstock Resources, Inc.*	14,401	413,885
Crosstex Energy, Inc.^	3,450	151,006
Delta Petroleum Corp.*^	9,000	130,860
Denbury Resources, Inc.*	24,300	856,089
Edge Petroleum Corp.*^	9,800	162,288
Encore Acquisition Co.*^	9,100	375,830
Energy Partners Ltd.*	10,700	277,879
Forest Oil Corp.*	21,100	854,550
Frontier Oil Corp.^	11,744	425,837
FX Energy, Inc.*^	13,600	155,584
Giant Industries, Inc.*	5,200	133,640
Harvest Natural Resources, Inc.*^	12,100	143,869
Holly Corp.	9,000	335,430
Houston Exploration Co.*	7,200	$410,040
KCS Energy, Inc.*	21,500	330,240
Magnum Hunter Resources, Inc.*	34,200	550,962
McMoRan Exploration Co.*	5,300	106,530
Meridian Resource Corp.*	18,100	93,396
Mission Resources Corp.*	26,900	190,452
Overseas Shipholding Group, Inc.	10,800	679,428
Penn Virginia Corp.	7,300	335,070
Petroleum Development Corp.*	6,200	233,678
Plains Exploration & Production Co.*	34,485	1,203,526
Quicksilver Resources, Inc.*^	13,200	643,236
Range Resources Corp.	27,300	637,728
Remington Oil & Gas Corp.*	9,600	302,592
Resource America, Inc., Class A	6,800	238,306
Southwestern Energy Co.*	17,400	987,624
Spinnaker Exploration Co.*	10,064	357,574
St. Mary Land & Exploration Co.	11,400	570,570
Stone Energy Corp.*^	10,156	493,277
Swift Energy Co.*	14,500	412,380
Syntroleum Corp.*^	17,600	215,424
Tesoro Corp.*	29,100	1,077,282
Transmontaigne, Inc.*^	14,600	116,800
Vintage Petroleum, Inc.	25,200	792,792
Whiting Petroleum Corp.*	11,700	477,126
World Fuel Services Corp.	9,800	308,700

		19,070,668

Total Energy		30,622,197

Financials (21.0%)
Capital Markets (0.6%)
Affiliated Managers Group, Inc.*^	9,750	604,792
Cohen & Steers, Inc.^	8,050	132,825
Gabelli Asset Management, Class A	2,500	111,625
Investment Technology Group, Inc.*	23,400	409,500
Knight Trading Group, Inc., Class A*^	46,900	452,116
LaBranche & Co., Inc.^	21,300	198,090
Ladenburg Thalman Financial Services, Inc.	1,989	1,353
National Financial Partners Corp.	13,500	537,300
Piper Jaffray Cos.*^	8,000	292,720
Sanders Morris Harris Group, Inc.^	7,800	141,024
SWS Group, Inc.	4,782	76,655

		2,958,000

Commercial Banks (7.4%)
1st Source Corp.	4,251	90,674
ABC Bancorp	8,040	135,796
Alabama National Bancorporation^	5,000	309,450
Amcore Financial, Inc.	12,400	350,300
AmericanWest Bancorp*	4,400	84,788
Arrow Financial Corp.	3,256	88,661
BancFirst Corp.	1,500	103,530
Bancorpsouth, Inc.^	31,100	641,904
BancTrust Financial Group, Inc.	6,000	121,440
Bank of Granite Corp.	4,512	83,427
Bank of the Ozarks, Inc.^	4,000	127,000
Banner Corp.	3,600	97,092
Boston Private Financial Holdings, Inc.	10,900	258,875
Bryn Mawr Bank Corp.^	3,600	73,512
Camden National Corp.^	2,800	98,980
Capital City Bank Group, Inc.^	2,987	121,003
Capital Corp. of the West	2,300	106,904

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Capitol Bancorp Ltd.^	3,300	$99,825
Cascade Bancorp^	5,500	106,755
Cathay General Bancorp	19,200	604,800
Center Financial Corp.^	7,000	123,410
Central Coast Bancorp*^	6,738	112,996
Central Pacific Financial Corp.	11,700	393,705
Chemical Financial Corp.^	11,488	373,417
Chittenden Corp.^	17,737	462,403
Citizens Banking Corp.^	21,500	631,240
City Holdings Co.	8,900	262,862
CoBiz, Inc.^	7,500	145,350
Columbia Bancorp/Maryland	3,000	95,580
Columbia Banking System, Inc.	4,714	111,958
Community Bank System, Inc.	12,600	288,666
Community Banks, Inc.^	3,502	87,515
Community Trust Bancorp, Inc.^	4,985	143,618
CVB Financial Corp.^	22,349	405,411
East-West Bancorp, Inc.	20,800	767,936
EuroBancshares, Inc.*	6,900	116,679
Farmers Capital Bank Corp.	2,500	84,500
Financial Institutions, Inc.	5,900	116,879
First Bancorp/North Carolina	4,200	95,088
First Bancorp/Puerto Rico^	13,900	587,275
First Charter Corp.^	15,516	350,506
First Citizens BancShares, Inc./North Carolina, Class A	3,000	439,140
First Commonwealth Financial Corp.	30,252	414,452
First Community Bancorp, Inc./California^	4,200	186,060
First Community Bancshares, Inc./Virginia^	3,245	91,087
First Financial Bancorp^	17,083	311,765
First Financial Bankshares, Inc.^	7,533	336,198
First Financial Corp./Indiana	4,600	135,930
First Indiana Corp.^	4,700	113,740
First Merchants Corp.^	6,258	162,082
First Midwest Bancorp, Inc.^	18,800	610,624
First OAK Brook Bancshares, Inc.	2,900	84,941
First of Long Island Corp.	2,000	84,640
First Republic Bank	7,950	257,342
First State Bancorp/New Mexico	5,200	88,270
FNB Corp./Pennsylvania^	18,600	356,190
FNB Corp./Virginia	3,300	85,074
Frontier Financial Corp.^	8,700	329,730
GB&T Bancshares, Inc.	5,900	127,794
German American Bancorp	4,935	76,493
Glacier Bancorp, Inc.	12,262	373,991
Gold Banc Corp., Inc.	18,800	263,764
Great Southern Bancorp, Inc.	4,400	142,868
Greater Bay Bancorp^	25,100	612,691
Hancock Holding Co.^	12,900	419,250
Hanmi Financial Corp.	12,500	206,875
Harleysville National Corp.^	12,518	266,007
Heartland Financial USA, Inc.^	4,650	92,349
IBERIABANK Corp.	2,300	129,398
Independent Bank Corp./Massachusetts	6,100	176,900
Independent Bank Corp./Michigan	11,467	329,905
Integra Bank Corp.^	5,156	114,154
Interchange Financial Services Corp.	5,700	98,325
Irwin Financial Corp.^	5,300	122,006
Lakeland Bancorp, Inc.^	5,410	84,234
Lakeland Financial Corp.	2,400	92,280
Macatawa Bank Corp.	3,360	112,812
Main Street Banks, Inc.	4,500	119,160
MainSource Financial Group, Inc.^	4,961	109,043
MB Financial, Inc.^	8,750	$335,125
MBT Financial Corp.	8,372	157,980
Mercantile Bank Corp.^	2,835	115,895
Mid-State Bancshares	13,300	353,780
Midwest Banc Holdings, Inc.^	3,750	74,663
Nara Bancorp, Inc.^	7,400	103,970
National Penn Bancshares, Inc.	13,435	330,098
NBC Capital Corp.^	3,300	79,794
NBT Bancorp, Inc.	16,048	359,636
Old National Bancorp/Indiana^	28,140	571,242
Old Second Bancorp, Inc.	4,600	138,805
Omega Financial Corp.^	4,800	142,968
Oriental Financial Group, Inc.^	7,691	180,123
Pacific Capital Bancorp	18,844	561,174
Park National Corp.^	5,774	649,575
Peapack-Gladstone Financial Corp.	2,970	80,190
PennRock Financial Services Corp.	2,870	100,220
People Holding Co./Mississippi^	2,850	88,635
Peoples Bancorp, Inc.^	3,610	97,109
Placer Sierra Bancshares	5,500	126,335
PrivateBancorp, Inc.^	6,800	213,588
Prosperity Bancshares, Inc.^	6,900	182,781
Provident Bankshares Corp.	16,759	552,376
Republic Bancorp, Inc., Class A/KY	4,851	107,765
Republic Bancorp, Inc.,/MI	30,285	410,059
Riggs National Corp.	5,300	101,177
Royal Bancshares of Pennsylvania	3,433	77,963
S & T Bancorp, Inc.^	12,660	448,164
Sandy Spring Bancorp, Inc.^	8,100	261,792
Santander BanCorp.	3,740	98,474
SCBT Financial Corp.^	2,835	85,135
Seacoast Banking Corp./Florida	4,980	98,006
Security Bank Corp.*	3,500	144,165
Signature Bank*	6,248	165,634
Silicon Valley Bancshares*^	14,300	630,058
Simmons First National Corp., Class A	4,800	119,136
Southside Bancshares, Inc.^	6,405	133,480
Southwest Bancorp of Texas, Inc.	27,600	506,460
Southwest Bancorp, Inc./Oklahoma	5,200	95,940
State Bancorp, Inc./New York	5,400	140,454
State Financial Services Corp.	3,600	133,020
Sterling Bancorp/New York^	5,298	128,582
Sterling Bancshares, Inc./Texas	22,675	321,985
Sterling Financial Corp./Pennsylvania^	11,625	302,482
Suffolk Bancorp^	3,700	122,211
Sun Bancorp, Inc./New Jersey*	4,095	93,714
Susquehanna Bancshares, Inc.	20,590	501,984
SY Bancorp, Inc.	3,800	83,600
Taylor Capital Group, Inc.	3,500	114,275
Texas Capital Bancshares, Inc.*	8,700	182,700
Texas Regional Bancshares, Inc.	16,114	485,192
Tompkins Trustco, Inc.	3,047	129,650
TriCo Bancshares.	5,200	108,940
Trustco Bank Corp./New York^	33,183	381,273
Trustmark Corp.^	18,900	548,100
UMB Financial Corp.	7,874	448,188
Umpqua Holdings Corp.	20,176	471,109
Union Bankshares Corp./Virginia^	2,700	86,454
United Bancshares, Inc.	15,100	500,414
United Community Banks, Inc.	14,100	334,593
Univest Corp. of Pennsylvania^	3,100	123,411
Unizan Financial Corp.	11,790	306,540
USB Holding Co., Inc.^	4,656	103,317

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Virginia Commerce Bancorp*^	3,875	$104,780
Virginia Financial Group, Inc.	2,600	85,527
Washington Trust Bancorp	4,400	120,912
WesBanco, Inc.	10,200	280,602
West Bancorp, Inc.^	5,775	98,406
West Coast Bancorp/Oregon^	5,200	123,760
Westamerica Bancorp	12,800	662,656
Western Sierra Bancorp, Class B*	3,000	102,390
Wilshire Bancorp, Inc.^	8,400	109,536
Wintrust Financial Corp.	8,400	395,556
Yardville National Bancorp^	3,700	120,694

		35,055,751

Consumer Finance (0.4%)
ACE Cash Express, Inc.*^	5,100	116,025
Advanta Corp.^	7,200	165,600
Asta Funding, Inc.	5,700	120,669
Cash America International, Inc.	14,400	315,792
CompuCredit Corp.*	7,700	204,974
Credit Acceptance Corp.*^	6,300	124,614
First Cash Financial Services, Inc.*	5,750	121,727
Metris Cos., Inc.*	17,900	207,461
Nelnet, Inc., Class A*	5,400	171,882
QC Holdings, Inc.*	8,300	124,749
Rewards Network, Inc.*^	33,200	138,112
United PanAm Financial Corp.*^	5,000	101,950
World Acceptance Corp.*	5,100	130,152

		2,043,707

Diversified Financial Services (0.4%)
Archipelago Holdings, Inc.*	8,050	142,485
Asset Acceptance Capital Corp.*^	6,500	124,020
BKF Capital Group, Inc.^	4,000	160,040
Collegiate Funding Services LLC*	10,350	161,253
Encore Capital Group, Inc.*^	7,100	103,305
eSpeed, Inc., Class A*^	8,000	73,600
Financial Federal Corp.	7,000	247,590
GATX Corp.	20,400	677,076
MarketAxess Holdings, Inc.*	9,200	102,764
NGP Capital Resources Co.^	9,500	152,760

		1,944,893

Insurance (2.6%)
21st Century Insurance Group^	7,800	108,810
Alfa Corp.	14,050	203,023
American Physicians Capital, Inc.*	4,100	140,507
AmerUs Group Co.	17,500	826,875
Argonaut Group, Inc.*^	12,900	273,738
Baldwin & Lyons, Inc.	3,500	90,790
Bristol West Holdings, Inc.	7,000	108,500
Citizens, Inc./Texas, Class A*	29,572	170,039
Clark, Inc.^	5,300	82,044
CNA Surety Corp.*	9,400	127,840
Commerce Group, Inc.	10,350	641,493
Crawford & Co., Class B	34,700	248,105
Danielson Holdings Corp.*^	19,550	337,237
Delphi Financial Group, Inc., Class A	10,513	452,059
Direct General Corp.	6,400	131,456
EMC Insurance Group, Inc.	4,600	87,676
Enstar Group, Inc.*^	2,000	120,000
FBL Financial Group, Inc., Class A	5,324	149,072
First Acceptance Corp.*	18,400	195,040
FPIC Insurance Group, Inc.*	4,300	138,245
Great American Financial Resources, Inc.^	5,900	99,946
Harleysville Group, Inc.	3,738	74,237
Hilb, Rogal & Hobbs Co.^	13,900	497,620
Horace Mann Educators Corp.	20,700	367,218
Infinity Property & Casualty Corp.	8,800	275,088
Kansas City Life Insurance Co.	4,900	$238,924
LandAmerica Financial Group, Inc.	8,050	402,741
Midland Co.	3,900	122,889
National Western Life Insurance Co., Class A*^	700	119,658
Navigators Group, Inc.*^	2,600	86,177
NYMAGIC, Inc.	3,500	82,950
Ohio Casualty Corp.*^	26,150	600,927
Philadelphia Consolidated Holdings Corp.*	7,600	589,228
Phoenix Cos., Inc.^	40,300	515,034
Presidential Life Corp.	7,000	113,960
ProAssurance Corp.*^	11,664	460,728
RLI Corp.	9,550	395,847
Safety Insurance Group, Inc.^	5,100	157,896
Selective Insurance Group, Inc.	11,800	545,514
State Auto Financial Corp.	5,750	153,065
Stewart Information Services Corp.^	8,600	322,672
Triad Guaranty, Inc.*	3,950	207,809
UICI	16,100	390,425
United Fire & Casualty Co.	6,100	206,363
Universal American Financial Corp.*	18,100	313,130
USI Holdings Corp.*^	15,000	176,700
Zenith National Insurance Corp.	4,550	235,963

		12,385,258

Mutual Funds (0.2%)
Apollo Investment Corp.*	24,900	417,822
Gladstone Capital Corp.^	4,100	87,002
MCG Capital Corp.	13,100	201,543

		706,367

Real Estate (6.9%)
Acadia Realty Trust (REIT)^	16,100	258,888
Affordable Residential Communities (REIT)^	9,900	125,235
Alexander’s, Inc. (REIT)*^	800	193,200
Alexandria Real Estate Equities, Inc. (REIT)	7,700	495,726
American Campus Communities	6,600	138,600
American Financial Realty Trust (REIT)	44,300	648,109
American Home Mortgage Investment Corp. (REIT)^	15,364	440,025
AMLI Residential Properties Trust (REIT)	10,300	282,117
Anthracite Capital, Inc. (REIT)	27,200	303,008
Anworth Mortgage Asset Corp. (REIT)	20,800	198,640
Ashford Hospitality Trust, Inc. (REIT)	14,500	147,900
Avatar Holdings, Inc.*^	2,600	121,810
Bedford Property Investors, Inc. (REIT)^	4,500	98,235
Bimini Mortgage Management, Inc. (REIT)	9,000	124,650
BioMed Realty Trust, Inc. (REIT)	13,350	275,010
Bluegreen Corp.*	7,200	92,520
Brandywine Realty Trust (REIT)	20,450	580,780
Capital Automotive Real Estate Investment Trust (REIT)	18,450	611,064
Capital Lease Funding, Inc. (REIT)	12,200	134,810
Capital Trust, Inc./New York, Class A (REIT)	4,300	142,674
Capstead Mortgage Corp. (REIT)^	21,300	182,115

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
CarrAmerica Realty Corp. (REIT)	26,500	$836,075
CB Richard Ellis Services, Inc., Class A*	10,750	376,142
Colonial Properties Trust (REIT)	8,800	338,008
Commercial Net Lease Realty (REIT)^	20,000	369,000
Cornerstone Realty Income Trust, Inc. (REIT)	30,400	301,568
Corporate Office Properties Trust (REIT)	15,900	421,032
Correctional Properties Trust (REIT)	3,500	88,375
Cousins Properties, Inc. (REIT)	14,400	372,528
CRT Properties, Inc. (REIT)	13,600	296,208
Digital Realty Trust, Inc. (REIT)	10,400	149,448
EastGroup Properties (REIT)^	8,400	316,680
Entertainment Properties Trust (REIT)	9,900	410,157
Equity Inns, Inc. (REIT)	27,500	303,325
Equity Lifestyle Properties, Inc. (REIT)	7,500	264,375
Equity One, Inc. (REIT)^	16,870	347,353
Essex Property Trust, Inc. (REIT)	11,200	772,128
Extra Space Storage, Inc. (REIT)	9,800	132,300
FelCor Lodging Trust, Inc. (REIT)*^	26,313	327,070
First Industrial Realty Trust, Inc. (REIT)^	17,800	673,374
Gables Residential Trust (REIT)	14,800	492,840
Getty Realty Corp. (REIT)^	8,800	224,840
Glenborough Realty Trust, Inc. (REIT)	12,100	231,352
Glimcher Realty Trust (REIT)	14,900	353,130
Global Signal, Inc. (REIT)*	5,350	160,286
Government Properties Trust, Inc. (REIT)^	9,600	95,616
Gramercy Capital Corp./ New York (REIT)^	7,000	136,500
Healthcare Realty Trust, Inc. (REIT)^	19,900	725,156
Heritage Property Investment Trust (REIT)^	10,300	305,704
Highland Hospitality Corp. (REIT)	14,000	144,900
Highwoods Properties, Inc. (REIT)	24,800	665,136
Home Properties, Inc. (REIT)	14,100	547,080
HomeBanc Corp./ Georgia (REIT)^	15,850	140,114
Impac Mortgage Holdings, Inc. (REIT)^	30,100	577,318
Innkeepers USA Trust (REIT)	20,100	259,491
Investors Real Estate Trust (REIT)^	24,300	226,719
Jones Lang LaSalle, Inc.*	15,300	713,745
Kilroy Realty Corp. (REIT)	12,300	503,193
Kite Realty Group Trust (REIT)	9,300	133,920
Kramont Realty Trust (REIT)^	10,500	245,700
LaSalle Hotel Properties (REIT)	11,300	328,265
Levitt Corp., Class A*	4,575	117,303
Lexington Corp. Properties Trust (REIT)	19,100	419,054
LTC Properties, Inc. (REIT)	7,100	123,185
Luminent Mortgage Capital, Inc. (REIT)	14,800	162,504
Maguire Properties, Inc. (REIT)	13,800	329,544
Meristar Hospitality Corp. (REIT)*^	34,978	244,846
MFA Mortgage Investments, Inc. (REIT)	33,700	256,457
Mid America Apartment Communities, Inc. (REIT)	7,100	$259,150
MortgageIT Holdings, Inc. (REIT)	8,000	127,600
National Health Investors, Inc. (REIT)	11,200	290,976
Nationwide Health Properties, Inc. (REIT)^	31,900	644,699
New Century Financial Corp. (REIT)	17,000	795,940
Newcastle Investment Corp. (REIT)^	14,100	417,360
Novastar Financial, Inc. (REIT)^	13,500	486,135
OMEGA Healthcare Investors, Inc. (REIT)	18,700	205,326
Origen Financial, Inc. (REIT)	19,962	137,938
Orleans Homebuilders, Inc.^	8,000	147,120
Parkway Properties, Inc. (REIT)	6,200	289,540
Pennsylvania Real Estate Investment Trust (REIT)	15,394	620,686
Post Properties, Inc. (REIT)^	16,900	524,576
Prentiss Properties Trust (REIT)	18,000	614,880
PS Business Parks, Inc., Class A (REIT)	6,400	257,920
RAIT Investment Trust (REIT)	10,300	276,246
Ramco-Gershenson Properties Trust (REIT)	5,900	160,185
Realty Income Corp. (REIT)^	35,200	805,376
Redwood Trust, Inc. (REIT)	9,000	460,620
Saul Centers, Inc. (REIT)	3,700	118,400
Senior Housing Properties Trust (REIT)	20,100	335,268
Sovran Self Storage, Inc. (REIT)	7,200	285,336
Strategic Hotel Capital, Inc. (REIT)	9,450	138,915
Sun Communities, Inc. (REIT)	6,400	229,120
Tanger Factory Outlet Centers (REIT)	10,200	224,400
Tarragon Corp. (REIT)*^	10,500	211,995
Taubman Centers, Inc. (REIT)	21,150	586,701
Tejon Ranch Co.*^	2,300	102,580
Town & Country Trust (REIT)^	7,400	195,730
Trammell Crow Co.*^	14,500	298,265
Trustreet Properties, Inc. (REIT)^	7,600	116,964
Universal Health Realty Income Trust (REIT)	3,700	104,525
Urstadt Biddle Properties, Inc., Class A (REIT)^	7,100	108,275
Washington Real Estate Investment Trust (REIT)^	19,000	546,250
Winston Hotels, Inc. (REIT)	8,500	99,450
ZipRealty, Inc.*	8,500	119,765

		32,898,372

Thrifts & Mortgage Finance (2.5%)
Accredited Home Lenders Holding Co.*^	6,700	242,741
Anchor Bancorp Wisconsin, Inc.^	7,000	196,770
Bank Atlantic Bancorp, Inc., Class A	20,900	363,660
Bank Mutual Corp.	31,905	377,117
Bankunited Financial Corp., Class A*	13,800	370,668
Berkshire Hills Bancorp, Inc.	2,400	81,000
BFC Financial Corp.*	14,250	134,663
Brookline Bancorp, Inc.^	26,517	395,103
Capital Crossing Bank*	4,500	148,050
Charter Financial Corp.	2,600	86,762
CharterMac	18,800	404,200
Citizens First Bancorp, Inc.	4,200	93,828

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
City Bank Lynnwood WA^	2,764	$89,388
Coastal Financial Corp./ South Carolina^	7,054	106,092
Commercial Capital Bancorp, Inc.	13,272	270,085
Commercial Federal Corp.	18,269	505,138
CORUS Bankshares, Inc.	8,200	391,058
Dime Community Bancshares, Inc.	15,850	240,920
Downey Financial Corp.	7,900	486,087
Farmer Mac, Class C	2,900	50,721
Fidelity Bankshares, Inc.^	6,750	155,115
First Busey Corp., Class A	4,650	89,978
First Financial Holdings, Inc.	4,300	119,454
First Niagara Financial Group, Inc.	52,076	687,924
First Place Financial Corp./Ohio	4,700	86,010
FirstFed Financial Corp.*^	8,400	428,484
Flagstar Bancorp, Inc.	14,800	289,340
Flushing Financial Corp.	4,800	87,360
Franklin Bank Corp./Texas*^	7,200	124,200
Gibraltar Industries, Inc.	13,150	288,511
Harbor Florida Bancshares, Inc.^	11,000	375,100
Horizon Financial Corp.	5,000	93,900
Itla Capital Corp.*	1,800	89,928
K-Fed Bancorp^	10,800	136,404
KNBT Bancorp, Inc.^	12,300	188,190
MAF Bancorp, Inc.	11,704	486,184
NASB Financial, Inc.	2,200	87,120
NetBank, Inc.	25,500	216,240
Northwest Bancorp, Inc.^	7,600	162,716
OceanFirst Financial Corp.	6,100	140,117
Ocwen Financial Corp.*^	15,800	127,506
Partners Trust Financial Group, Inc.^	14,798	156,859
Pennfed Financial Services, Inc.	5,200	77,168
PFF Bancorp, Inc.	6,450	178,020
Provident Bancorp, Inc.	16,077	196,782
Provident Financial Services, Inc.	36,456	623,397
R&G Financial Corp., Class B	11,200	349,104
Sterling Financial Corp./Washington*	8,096	289,027
TierOne Corp.^	7,700	180,950
United Community Financial Corp.^	10,900	120,881
Westfield Financial, Inc.	3,600	90,000
WSFS Financial Corp.	2,000	105,120

		11,861,140

Total Financials		99,853,488

Health Care (11.9%)
Biotechnology (2.8%)
Abgenix, Inc.*^	38,200	267,400
Albany Molecular Research, Inc.*	8,900	91,492
Alexion Pharmaceuticals, Inc.*^	11,180	242,215
Alkermes, Inc.*^	36,200	375,756
Applera Corp.-Celera Genomics Group*	31,600	323,900
Ariad Pharmaceuticals, Inc.*	20,100	112,560
Axonyx, Inc.*	23,100	28,413
Barrier Therapeutics, Inc.*	10,973	169,972
Bioenvision, Inc.*	14,100	81,075
BioMarin Pharmaceuticals, Inc.*^	21,468	110,560
CancerVax Corp.*^	14,600	96,214
Cell Genesys, Inc.*	16,700	75,651
Cell Therapeutics, Inc.*^	19,661	70,583
Cepheid, Inc.*	18,500	178,895
Ciphergen Biosystems, Inc.*^	8,600	23,822
Corgentech, Inc.*^	8,800	20,416
Corixa Corp.*	15,304	46,983
Cubist Pharmaceuticals, Inc.*	21,549	228,850
CuraGen Corp.*^	14,500	$60,320
CV Therapeutics, Inc.*^	13,656	278,036
Cytokinetics, Inc.*^	8,500	55,760
deCODE genetics, Inc.*^	15,500	88,350
Dendreon Corp.*^	23,400	127,530
Digene Corp.*^	7,500	155,625
Diversa Corp.*	10,900	54,282
Dov Pharmaceutical, Inc.*^	8,300	113,544
Dusa Pharmaceuticals, Inc.*^	9,500	82,935
Dyax Corp.*^	10,900	35,098
Encysive Pharmaceuticals, Inc.*	26,600	271,852
Enzo Biochem, Inc.*^	7,978	115,043
Enzon Pharmaceuticals, Inc.*	22,000	224,180
Exelixis, Inc.*	25,500	172,890
Genencor International, Inc.*	5,700	109,611
Genta, Inc.*	26,100	29,493
Geron Corp.*	20,700	126,477
GTx, Inc.*^	11,300	102,830
Human Genome Sciences, Inc.*	52,100	480,362
Idenix Pharmaceuticals, Inc.*^	8,700	172,695
Immunogen, Inc.*	20,200	105,646
Immunomedics, Inc.*^	23,200	56,376
Incyte Corp.*	25,500	174,165
Indevus Pharmaceuticals, Inc.*^	14,400	40,032
InterMune, Inc.*^	8,500	93,500
Isis Pharmaceuticals, Inc.*^	52,400	202,788
Isolagen, Inc.*^	12,300	77,367
Keryx Biopharmaceuticals, Inc.*^	9,600	128,256
Kosan Biosciences, Inc.*	9,100	37,310
Lexicon Genetics, Inc.*	25,280	129,181
Lifecell Corp.*^	11,500	102,350
Ligand Pharmaceuticals, Inc., Class B*^	29,800	170,754
Luminex Corp.*^	10,300	77,559
Mannkind Corp.*	8,600	122,378
Marshall Edwards, Inc.*^	14,800	123,432
Maxim Pharmaceuticals, Inc.*	13,500	23,760
Maxygen, Inc.*	9,000	77,220
Medarex Inc.*	37,700	268,801
Myriad Genetics, Inc.*^	13,050	239,990
Nabi Biopharmaceuticals*	21,157	264,039
Nanogen, Inc.*^	24,500	85,260
Neopharm, Inc.*	18,301	142,199
Neose Technologies, Inc.*	10,500	27,090
Neurogen Corp.*	14,600	103,368
Northfield Laboratories, Inc.*^	8,900	100,125
NPS Pharmaceuticals, Inc.*^	13,084	165,120
Nuvelo, Inc.*^	28,600	185,900
Onyx Pharmaceuticals, Inc.*^	14,200	445,170
OraSure Technologies, Inc.*	13,100	96,416
Oscient Pharmaceuticals Corp.*	24,600	57,564
Peregrine Pharmaceuticals, Inc.*^	115,700	170,079
Pharmion Corp.*	6,200	179,800
Praecis Pharmaceuticals, Inc.*^	45,000	47,250
Progenics Pharmaceuticals, Inc.*^	5,300	89,093
Regeneron Pharmaceuticals, Inc.*^	36,200	184,982
Renovis, Inc.*^	10,700	86,349
Rigel Pharmaceuticals, Inc.*	6,000	96,240
Sciclone Pharmaceuticals, Inc.*	15,000	42,600
Seattle Genetics, Inc.*^	11,300	58,082
Serologicals Corp.*^	14,700	359,268
Tanox, Inc.*	8,100	77,760
Techne Corp.*v	17,700	711,186
Telik, Inc.*	22,600	340,808
Tercica, Inc.*	14,600	111,398
Third Wave Technologies, Inc.*	16,800	96,768
Transkaryotic Therapies, Inc.*^	10,000	249,650
Trimeris, Inc.*^	15,432	173,764

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
United Therapeutics Corp.*	7,780	$355,507
Vertex Pharmaceuticals, Inc.*	36,700	343,512
Vicuron Pharmaceuticals, Inc.*	20,200	318,352
Zymogenetics, Inc.*^	6,800	103,768

		13,521,002

Commercial Services & Supplies (0.1%)
Chemed Corp.^	5,000	382,400

Health Care Equipment & Supplies (3.8%)
1-800 Contacts, Inc.*	4,200	87,654
Abaxis, Inc.*^	7,100	62,835
Abiomed, Inc.*	8,900	94,162
Advanced Medical Optics, Inc.*^	14,600	528,666
Advanced Neuromodulation Systems, Inc.*^	7,350	197,054
Aksys Ltd.*^	34,000	107,780
Align Technology, Inc.*^	18,000	112,320
American Medical Systems Holdings, Inc.*	22,000	377,960
Analogic Corp.	4,600	198,950
Animas Corp.*^	6,600	133,386
Arrow International, Inc.	7,700	264,495
ArthroCare Corp.*^	8,600	245,100
Aspect Medical Systems, Inc.*^	9,400	202,946
Bio-Rad Laboratories, Inc., Class A*	7,000	340,970
Biolase Technology, Inc.^	7,400	62,900
Biosite, Inc.*^	5,156	268,267
BioVeris Corp.*	7,800	41,184
Bruker BioSciences Corp.*	52,243	183,895
Candela Corp.*^	10,600	94,552
Cardiac Science, Inc.*^	76,900	88,435
Cardiodynamics International Corp.*	15,600	45,552
Closure Medical Corp.*	9,200	245,640
Conceptus, Inc.*	16,100	125,580
Conmed Corp.*^	13,800	415,656
CTI Molecular Imaging, Inc.*	12,700	257,429
Cyberonics, Inc.*	6,800	300,356
Datascope Corp.	3,600	110,088
Diagnostic Products Corp.^	9,100	439,530
DJ Orthopedics, Inc.*^	7,800	195,390
Encore Medical Corp.*^	20,400	109,752
Epix Pharmaceuticals, Inc.*	9,700	67,900
Exactech, Inc.*	5,500	93,335
Foxhollow Technologies, Inc.*^	5,500	155,100
Haemonetics Corp.*	7,900	333,064
Hologic, Inc.*	9,100	290,062
I-Flow Corp.*^	9,700	153,551
ICU Medical, Inc.*^	3,600	127,800
Illumina, Inc.*^	18,500	149,480
Immucor, Inc.*	19,012	573,972
Integra LifeSciences Holdings Corp.*^	8,100	285,282
Intermagnetics General Corp.*^	11,892	289,451
Intralase Corp.*^	6,000	100,440
Intuitive Surgical, Inc.*	14,900	677,503
Invacare Corp.	11,500	513,245
Inverness Medical Innovations, Inc.*^	4,000	94,000
Kensey Nash Corp.*^	4,100	111,028
Kyphon, Inc.*^	9,400	236,598
Laserscope*	7,000	222,180
Matthews International Corp., Class A	13,300	435,708
Medical Action Industries, Inc.*	5,200	98,280
Mentor Corp.	18,000	577,800
Merit Medical Systems, Inc.*^	7,512	90,069
Mine Safety Appliances Co.^	10,500	$406,770
Molecular Devices Corp.*^	4,700	89,300
Nutraceutical International Corp.*	5,700	90,402
NuVasive, Inc.*	16,611	214,614
Orthologic Corp.*	12,300	62,238
Palomar Medical Technologies, Inc.*	6,800	183,396
PolyMedica Corp.^	10,630	337,609
Possis Medical, Inc.*^	17,600	147,312
Quidel Corp.*^	28,400	111,044
Regeneration Technologies, Inc.*	7,900	81,449
SonoSite, Inc.*^	4,780	124,184
Stereotaxis, Inc.*^	14,400	111,600
Steris Corp.*	28,200	712,050
SurModics, Inc.*^	4,700	149,977
Sybron Dental Specialties, Inc.*	16,400	588,760
Thoratec Corp.*^	24,355	297,618
TriPath Imaging, Inc.*	28,900	203,456
Varian, Inc.*	14,300	541,827
Ventana Medical Systems, Inc.*^	13,200	494,472
Viasys Healthcare, Inc.*	15,000	286,200
Visx, Inc.*	19,600	459,424
Vital Signs, Inc.	2,700	107,703
West Pharmaceutical Services, Inc.	11,914	284,745
Wilson Greatbatch Technologies, Inc.*^	9,800	178,752
Wright Medical Group, Inc.*^	10,700	256,800
Young Innovations, Inc.	2,500	91,625
Zoll Medical Corp.*^	2,900	65,337

		18,292,996

Health Care Providers & Services (3.7%)
Accelrys, Inc.*^	8,000	47,440
Advisory Board Co.*	7,100	310,270
Alderwoods Group, Inc.*	12,600	156,744
Alliance Imaging, Inc.*^	10,400	99,320
Amedisys, Inc.*^	4,300	130,075
America Service Group, Inc.*	5,400	119,502
American Healthways, Inc.*^	12,900	425,958
AMERIGROUP Corp.*	21,400	782,384
AMN Healthcare Services, Inc.*^	6,106	97,146
Amsurg Corp.*	13,650	345,345
Apria Healthcare Group, Inc.*	20,200	648,420
Beverly Enterprises, Inc.*^	45,300	560,814
Centene Corp.*	19,000	569,810
Cerner Corp.*^	12,400	651,124
Computer Programs & Systems, Inc.	4,800	134,784
Corvel Corp.*	7,350	156,702
Cross Country Healthcare, Inc.*^	6,500	108,940
Dendrite International, Inc.*	14,600	204,984
Eclipsys Corp.*	15,900	246,132
eResearch Technology, Inc.*^	19,125	225,293
Genesis HealthCare Corp.*	8,000	343,120
Gentiva Health Services, Inc.*	8,500	137,530
Hanger Orthopedic Group, Inc.*^	7,000	41,650
HealthExtras, Inc.*^	6,900	114,885
Hooper Holmes, Inc.^	19,300	73,726
IDX Systems Corp.*^	8,300	288,259
Kindred Healthcare, Inc.*^	11,800	414,180
LabOne, Inc.*^	7,100	244,808
LCA Vision, Inc.	6,450	214,785
Lifeline Systems, Inc.*^	4,600	139,472
LifePoint Hospitals, Inc.*^	16,300	714,592
Magellan Health Services, Inc.*^	10,900	371,145
Matria Healthcare, Inc.*	6,900	211,899
Medcath Corp.*^	6,200	181,660

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Medical Staffing Network Holdings, Inc.*^	27,800	$183,758
Molina Healthcare, Inc.*	4,200	193,578
National Healthcare Corp.	4,600	157,366
NDCHealth Corp.^	15,508	247,818
OCA, Inc.*^	17,100	72,675
Odyssey HealthCare, Inc.*^	12,975	152,586
Omnicell, Inc.*^	20,200	145,642
Option Care, Inc.^	9,000	185,310
Owens & Minor, Inc.^	17,600	477,840
Parexel International Corp.*	8,700	204,450
PDI, Inc.*	10,600	217,300
Pediatrix Medical Group, Inc.*	9,700	665,323
Per-Se Technologies, Inc.*	9,066	139,163
PRA International*	6,100	164,273
Priority Healthcare Corp., Class B*^	15,800	341,754
Province Healthcare Co.*	22,800	549,252
PSS World Medical, Inc.*	32,300	367,251
Psychiatric Solutions, Inc.*	4,800	220,800
Radiation Therapy Services, Inc.*^	9,450	179,361
RehabCare Group, Inc.*	5,400	155,034
Res-Care, Inc.*	9,900	123,849
SFBC International, Inc.*	4,500	158,580
Sierra Health Services, Inc.*^	11,400	727,776
Specialty Laboratories, Inc.*	16,600	158,530
Stewart Enterprises, Inc.*	41,900	257,685
Sunrise Senior Living, Inc.*^	5,700	277,020
Symbion, Inc.*^	7,200	153,864
Trizetto Group*	13,300	123,823
United Surgical Partners International, Inc.*^	11,400	521,778
Ventiv Health, Inc.*	7,600	174,800
WellCare Health Plans, Inc.*^	4,400	134,024

		17,345,161

Pharmaceuticals (1.5%)
Able Laboratories, Inc.*^	5,300	124,338
Adolor Corp.*	20,400	202,776
Alpharma, Inc., Class A^	18,400	226,688
Antigenics, Inc.*^	27,500	184,250
Array Biopharma, Inc.*	14,500	101,645
AtheroGenics, Inc.*^	17,800	233,002
Bentley Pharmaceuticals, Inc.*^	6,200	45,632
Bone Care International, Inc.*	6,600	171,204
Bradley Pharmaceuticals, Inc.*^	7,400	70,744
Caraco Pharm Labs, Inc.*	29,300	239,674
Connetics Corp.*^	12,977	328,188
Cypress Bioscience, Inc.*	11,800	107,852
Discovery Laboratories, Inc.*	18,700	105,281
First Horizon Pharmaceutical Corp.*^	11,200	189,056
Guilford Pharmaceuticals, Inc.*	13,100	30,130
Hollis-Eden Pharmaceuticals*^	10,500	73,973
Impax Laboratories, Inc.*^	19,600	313,600
Inspire Pharmaceuticals, Inc.*^	15,900	129,744
ISTA Pharmaceuticals, Inc.*	13,600	134,368
Kos Pharmaceuticals, Inc.*^	7,600	316,768
KV Pharmaceutical Co.*^	13,100	303,920
Lannett Co., Inc.*	8,700	54,810
Medicines Co.*	20,000	453,200
NitroMed, Inc.*^	6,500	112,515
Noven Pharmaceuticals, Inc.*	7,100	120,416
Pain Therapeutics, Inc.*^	13,900	70,612
Par Pharmaceutical Cos., Inc.*	13,800	461,472
Penwest Pharmaceuticals Co.*^	5,700	70,452
Perrigo Co.	27,000	517,050
Pharmos Corp.*^	35,700	22,491
Pozen, Inc.*	7,700	40,117
Salix Pharmaceuticals Ltd.*	14,700	$242,403
Santarus, Inc.*	26,200	127,332
SuperGen, Inc.*^	32,200	156,492
Valeant Pharmaceuticals International	37,200	837,744

		6,919,939

Total Health Care		56,461,498

Industrials (14.4%)
Aerospace & Defense (1.5%)
AAR Corp.*	10,850	147,560
Applied Signal Technology, Inc.^	4,200	96,180
Armor Holdings, Inc.*	12,404	460,064
Aviall, Inc.*	10,700	299,600
BE Aerospace, Inc.*	23,900	286,800
Ceradyne, Inc.*^	11,550	258,374
Cubic Corp.^	5,300	100,382
Curtiss-Wright Corp.^	8,000	456,000
DRS Technologies, Inc.*	11,832	502,860
Ducommun, Inc.*	4,300	86,000
EDO Corp.^	5,300	159,265
Engineered Support Systems	8,950	479,004
Esterline Technologies Corp.*	10,700	369,685
GenCorp, Inc.^	20,400	408,000
Heico Corp.^	7,900	158,790
Herley Industries, Inc.*	4,600	78,706
Hexcel Corp.*	14,300	221,793
Innovative Solutions & Support, Inc.*^	5,000	158,750
Kaman Corp., Class A	7,400	92,130
KVH Industries, Inc.^	14,900	135,739
Mercury Computer Systems, Inc.*^	7,200	198,576
Moog, Inc., Class A*	11,573	523,099
MTC Technologies, Inc.*^	3,000	97,500
Orbital Sciences Corp.*^	24,600	238,128
Sequa Corp., Class A*^	1,800	93,330
SI International, Inc.*^	8,200	226,566
Teledyne Technologies, Inc.*	14,268	446,588
Triumph Group, Inc.*	8,400	327,096
United Industrial Corp.	5,100	151,062

		7,257,627

Air Freight & Logistics (0.3%)
EGL, Inc.*	16,900	385,320
Forward Air Corp.	8,700	370,446
Hub Group, Inc., Class A*^	3,700	231,879
Pacer International, Inc.*	11,200	267,568

		1,255,213

Airlines (0.5%)
Airtran Holdings, Inc.*^	30,900	279,645
Alaska Air Group, Inc.*	10,800	317,952
America West Holdings Corp., Class B*^	10,100	54,843
Continental Airlines, Inc., Class B*^	28,500	343,140
Delta Air Lines, Inc.*^	43,300	175,365
ExpressJet Holdings, Inc.*^	15,500	176,855
FLYi, Inc.*^	14,100	17,907
Frontier Airlines, Inc.*^	11,800	123,664
Mesa Air Group, Inc.*^	23,000	161,000
Northwest Airlines Corp.*^	32,500	217,425
Pinnacle Airlines Corp.*	12,200	129,564
Republic Airways Holdings, Inc.*	9,000	112,500
Skywest, Inc.	25,600	475,904

		2,585,764

Building Products (1.0%)
Aaon, Inc.*	14,300	235,378
American Woodmark Corp.^	3,800	137,864
Apogee Enterprises, Inc.	7,700	109,956

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
ElkCorp	10,800	$415,368
Griffon Corp.*	13,200	282,612
Jacuzzi Brands, Inc.*	32,502	317,219
Lennox International, Inc.	20,901	458,150
NCI Building Systems, Inc.*^	10,500	405,300
Quixote Corp.^	4,000	86,680
Simpson Manufacturing Co., Inc.	14,200	438,780
Trex Co., Inc.*	4,300	190,963
Universal Forest Products, Inc.	8,950	347,707
USG Corp.*^	13,750	455,950
York International Corp.	19,400	760,092

		4,642,019

Commercial Services & Supplies (3.6%)
ABM Industries, Inc.	19,000	365,370
Administaff, Inc.^	6,700	97,820
Banta Corp.	10,500	449,400
Bowne & Co., Inc.	18,500	278,240
Brady Corp., Class A	18,200	588,770
Bright Horizons Family Solutions, Inc.*	13,000	438,620
Casella Waste Systems, Inc.*	7,100	93,933
CDI Corp.	4,100	90,733
Central Parking Corp.^	6,200	106,516
Century Business Services, Inc.*^	23,493	96,321
Charles River Associates, Inc.*	4,400	217,140
Coinstar, Inc.*	10,800	228,960
Consolidated Graphics, Inc.*	3,800	199,880
Corrections Corp. of America*	15,519	599,034
CoStar Group, Inc.*^	6,800	250,580
Darling International, Inc.*	29,300	116,907
Diamond Cluster International, Inc.*	8,214	132,245
Duratek, Inc.*	7,400	147,630
Educate, Inc.*	10,900	151,183
Electro Rent Corp.*	17,000	228,140
Ennis, Inc.^	11,000	186,120
FTI Consulting, Inc.*^	17,875	368,940
G&K Services, Inc., Class A	7,400	298,146
General Binding Corp.*	16,700	350,700
Geo Group, Inc.*	4,200	120,036
Gevity HR, Inc.^	9,600	183,552
Greg Manning Auctions, Inc.*	13,500	135,945
Healthcare Services Group, Inc.^	7,500	181,875
Heidrick & Struggles, Inc.*^	5,500	202,235
Hudson Highland Group, Inc.*^	8,000	136,720
Huron Consulting Group, Inc.*	6,400	132,544
Imagistics International, Inc.*	8,000	279,440
Insurance Auto Auctions, Inc.*	5,300	147,605
Intersections, Inc.*	5,000	72,750
Jackson Hewitt Tax Service, Inc.	16,000	334,720
John H. Harland Co.	13,300	456,988
Kelly Services, Inc., Class A	5,700	164,103
Kforce, Inc.*^	13,200	145,068
Korn/Ferry International*	10,792	205,372
Labor Ready, Inc.*^	18,350	342,227
Learning Tree International, Inc.*	5,100	73,491
LECG Corp.*	6,800	133,280
McGrath Rentcorp^	6,000	140,280
Mobile Mini, Inc.*^	4,468	180,552
Navigant Consulting Co.*	19,350	526,900
NCO Group, Inc.*	11,200	218,960
Portfolio Recovery Associates, Inc.*	4,200	142,926
Prepaid Legal Services, Inc.*^	5,300	179,352
PRG-Schultz International, Inc.*	18,500	92,685
Princeton Review, Inc.*^	9,900	54,549
Resources Connection, Inc.*^	19,800	414,414
Rollins, Inc.	17,175	319,455
Schawk, Inc.	6,600	$120,450
School Specialty, Inc.*^	8,800	344,608
Sitel Corp.*^	33,500	65,660
Sotheby’s Holdings, Inc., Class A*	23,996	406,972
SOURCECORP, Inc.*	5,200	104,728
Spherion Corp.*	32,080	240,279
Standard Register Co.^	16,600	206,670
Strayer Education, Inc.^	6,200	702,584
TeleTech Holdings, Inc.*	11,800	152,456
Tetra Tech, Inc.*	20,915	263,947
TRC Cos., Inc.*	4,200	61,740
United Rentals, Inc.*^	23,100	466,851
United Stationers, Inc.*	14,400	651,600
Universal Technical Institute, Inc.*	5,700	209,760
Vertrue, Inc.*	3,000	106,320
Volt Information Sciences, Inc.*	4,200	101,430
Waste Connections, Inc.*	20,900	726,275
Watson Wyatt & Co. Holdings	16,000	435,200

		17,166,882

Construction & Engineering (0.8%)
Comfort Systems USA, Inc.*	17,500	135,625
Dycom Industries, Inc.*	19,733	453,662
EMCOR Group, Inc.*	7,300	341,786
Granite Construction, Inc.^	15,900	417,693
Infrasource Services, Inc.*	11,800	141,600
Insituform Technologies, Inc., Class A*^	11,100	161,061
Integrated Electrical Services, Inc.*^	11,800	32,568
MasTec, Inc.*^	21,400	175,694
Perini Corp.*	9,700	133,763
Quanta Services, Inc.*^	37,500	286,125
Shaw Group, Inc.*^	24,700	538,460
URS Corp.*	12,600	362,250
Washington Group International, Inc.*	11,300	508,387

		3,688,674

Electrical Equipment (1.2%)
A.O. Smith Corp.^	5,650	163,116
Acuity Brands, Inc.^	18,325	494,775
American Superconductor Corp.*	9,700	96,806
Artesyn Technologies, Inc.*	10,700	93,197
Baldor Electric Co.^	14,800	381,988
C&D Technology, Inc.^	10,600	106,530
Capstone Turbine Corp.*^	84,300	130,665
Encore Wire Corp.*	7,950	81,090
Energy Conversion Devices, Inc.*^	10,500	238,665
EnerSys*	9,900	129,690
Franklin Electric Co., Inc.	6,400	241,472
FuelCell Energy, Inc.*^	16,700	166,666
General Cable Corp.*^	16,750	202,172
Genlyte Group, Inc.*	5,900	530,823
Global Power Equipment Group, Inc.*	15,100	144,658
Ii-Vi, Inc.*	7,400	129,056
LSI Industries, Inc.	7,350	82,541
Medis Technologies Ltd.*^	9,900	141,966
Penn Engineering & Manufacturing Corp.	5,100	92,055
Plug Power, Inc.*^	15,400	101,640
Powell Industries, Inc.*	5,400	100,008
Power-One, Inc.*	30,600	148,716
Regal Beloit Corp.^	10,600	305,174
Thermogenesis Corp.*^	23,400	117,000
Thomas & Betts Corp.*	26,100	843,030
Valence Technology, Inc.*^	63,650	195,405
Vicor Corp.^	7,900	82,476

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Woodward Governor Co.	4,900	$351,330

		5,892,710

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	6,800	138,856
Standex International Corp.^	3,700	101,010
Tredegar Corp.	10,376	174,939
Walter Industries, Inc.^	9,500	404,225

		819,030

Machinery (3.3%)
Actuant Corp., Class A*^	11,400	512,088
Albany International Corp.	12,650	390,632
Astec Industries, Inc.*	6,900	152,145
ASV, Inc.*^	2,600	103,077
Barnes Group, Inc.	4,200	114,114
Bucyrus International, Inc., Class A	5,250	205,065
Cascade Corp.	3,500	122,500
CIRCOR International, Inc.	4,200	103,530
Clarcor, Inc.	10,450	542,982
CUNO, Inc.*	6,400	328,896
EnPro Industries, Inc.*	7,500	206,250
ESCO Technologies, Inc.*	5,352	430,033
Federal Signal Corp.^	19,500	295,815
Flanders Corp.*^	14,800	166,944
Flowserve Corp.*	21,800	563,966
Gardner Denver, Inc.*	8,000	316,080
Gorman-Rupp Co.	4,625	99,253
Greenbrier Cos., Inc.^	6,600	231,594
Idex Corp.	22,250	897,788
JLG Industries, Inc.^	18,700	402,985
Joy Global, Inc.^	33,900	1,188,534
Kadant, Inc.*	4,760	88,298
Kaydon Corp.^	13,100	411,340
Kennametal, Inc.	15,100	717,099
Lincoln Electric Holdings, Inc.	15,500	466,240
Lindsay Manufacturing Co.^	3,950	75,366
Manitowoc Co., Inc.	12,700	512,953
Middleby Corp.^	2,300	113,620
Mueller Industries, Inc.	14,300	402,545
Nacco Industries, Inc., Class A	1,600	163,104
Nordson Corp.	10,400	382,928
Reliance Steel & Aluminum Co.	11,700	468,117
Robbins & Myers, Inc.^	4,000	88,040
Stewart & Stevenson Services, Inc.	9,700	222,033
Tecumseh Products Co., Class A	7,856	311,176
Tennant Co.	2,900	112,201
Terex Corp.*	20,400	883,320
Thomas Industries, Inc.	5,800	229,912
Toro Co.^	10,300	911,550
Trinity Industries, Inc.^	15,100	425,367
Valmont Industries, Inc.	5,000	111,600
Wabash National Corp.	12,500	305,000
Watts Water Technologies, Inc., Class A	9,700	316,317
Westinghouse Air Brake Technologies Corp.	17,986	368,533

		15,460,930

Marine (0.2%)
Alexander & Baldwin, Inc.	20,400	840,480
Kirby Corp.*	7,975	335,189

		1,175,669

Road & Rail (1.5%)
AMERCO, Inc.*	5,600	259,280
Arkansas Best Corp.	9,628	363,746
Covenant Transport, Inc., Class A*^	5,100	89,760
Dollar Thrifty Automotive Group, Inc.*	12,100	$396,638
Florida East Coast Industries, Inc., Class A	8,200	348,336
Genesee & Wyoming, Inc., Class A*^	6,150	159,346
Heartland Express, Inc.	23,034	441,101
Kansas City Southern Industries, Inc.*^	25,100	483,426
Knight Transportation, Inc.	15,806	389,934
Laidlaw International, Inc.*	45,100	938,080
Landstar System, Inc.*	25,400	831,850
Marten Transport Ltd.*	3,435	73,269
Old Dominion Freight Line*	5,700	177,555
Overnite Corp.	11,300	361,487
PAM Transportation Services, Inc.*	4,600	79,120
Quality Distribution, Inc.*	13,900	150,815
RailAmerica, Inc.*^	15,400	192,192
SCS Transportation, Inc.*	5,400	100,386
Swift Transportation Co., Inc.*^	19,900	440,586
U.S. Xpress Enterprises, Inc., Class A*	5,450	89,108
USF Corp.	11,000	530,860
Werner Enterprises, Inc.	19,200	373,056

		7,269,931

Trading Companies & Distributors (0.3%)
Aceto Corp.	25,150	186,613
Applied Industrial Technologies, Inc.	11,400	310,080
Lawson Products, Inc.	2,700	126,360
Nuco2, Inc.*^	6,300	165,690
Watsco, Inc.	10,400	437,840

		1,226,583

Total Industrials		68,441,032

Information Technology (16.5%)
Aerospace & Defense (0.1%)
Titan Corp.*	34,500	626,520

Communications Equipment (2.0%)
Anaren, Inc.*^	7,508	91,072
Ariba, Inc.*^	23,412	181,677
Arris Group, Inc.*	37,800	261,198
Aspect Communications Corp.*	16,500	171,765
Atheros Communications, Inc.*	11,400	117,078
Audiovox Corp., Class A*^	6,100	77,714
Avanex Corp.*^	57,400	74,620
Bel Fuse, Inc., Class B^	3,292	99,747
Belden CDT, Inc.^	19,400	430,874
Black Box Corp.^	6,500	243,165
C-COR, Inc.*	15,200	92,416
Carrier Access Corp.*^	10,200	60,792
CommScope, Inc.*^	21,000	314,160
Comtech Telecommunications Corp.^	4,750	247,475
Cyberguard Corp.*^	33,600	276,864
Digi International, Inc.*	10,300	141,316
Ditech Communications Corp.*	14,900	185,803
Echelon Corp.*	29,500	201,780
Emulex Corp.*	33,100	623,604
Enterasys Networks, Inc.*	82,600	115,640
Extreme Networks, Inc.*	46,200	272,118
F5 Networks, Inc.*	16,300	822,987
FalconStor Software, Inc.*^	11,500	68,655
Finisar Corp.*^	46,800	58,500
Harmonic, Inc.*^	33,800	323,128
Inter-Tel, Inc.	8,750	214,375

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Interdigital Communications Corp.*^	22,300	$341,636
Ixia*^	15,344	272,970
MRV Communications, Inc.*^	35,400	114,342
Netgear, Inc.*^	10,400	156,936
Network Equipment Technologies, Inc.*^	24,300	136,809
NMS Communications Corp.*^	19,000	81,510
Oplink Communications, Inc.*^	34,600	54,322
Packeteer, Inc.*	13,200	203,148
Paradyne Networks Corp.*	21,500	44,935
PC-Tel, Inc.*	9,100	66,976
Powerwave Technologies, Inc.*^	42,100	325,854
Redback Networks, Inc.*	22,600	135,148
Remec, Inc.*^	19,400	102,432
SafeNet, Inc.*^	9,629	282,226
SeaChange International, Inc.*^	8,100	104,895
Spectralink Corp.^	5,400	76,248
Stratex Networks, Inc.*	28,100	51,704
Sycamore Networks, Inc.*^	79,600	283,376
Symmetricom, Inc.*^	19,900	220,691
Tekelec*^	20,700	329,958
Terayon Communication Systems, Inc.*	22,200	68,376
Verso Technologies, Inc.*^	113,400	40,824
ViaSat, Inc.*	7,100	132,699
Westell Technologies, Inc.*	15,000	82,650
Zhone Technologies, Inc.*	33,000	84,150

		9,563,338

Computers & Peripherals (1.4%)
ActivCard Corp.*	11,900	75,565
Adaptec, Inc.*	46,900	224,651
Advanced Digital Information Corp.*	26,900	220,580
Applied Films Corp.*^	5,000	115,600
Brocade Communications Systems, Inc.*	104,500	618,640
Cray, Inc.*^	32,400	82,620
Dot Hill Systems Corp.*^	12,100	71,995
Electronics for Imaging, Inc.*	21,600	385,344
Gateway, Inc.*^	108,700	438,061
Hutchinson Technology, Inc.*	12,500	434,750
Hypercom Corp.*	16,200	76,626
Imation Corp.	14,300	496,925
InFocus Corp.*	12,600	72,324
Intergraph Corp.*	15,600	449,436
Iomega Corp.*^	17,440	74,818
Komag, Inc.*^	10,900	243,615
LaserCard Corp.*^	6,000	29,880
McData Corp., Class A*^	47,700	179,829
Novatel Wireless, Inc.*	7,400	79,550
Overland Storage, Inc.*	5,100	74,868
PalmOne, Inc.*^	17,250	437,805
Pinnacle Systems, Inc.*	33,600	187,824
Presstek, Inc.*	11,300	87,236
Quantum Corp.*^	72,300	210,393
SBS Technologies, Inc.*	6,600	73,590
Silicon Graphics, Inc.*^	84,100	100,079
SimpleTech, Inc.*^	29,600	116,624
Stratasys, Inc.*^	3,550	100,571
Synaptics, Inc.*	9,350	216,920
Transact Technologies, Inc.*^	4,300	43,043
Unova, Inc.*^	19,700	406,805
Xybernaut Corp.*^	71,600	30,072

		6,456,639

Electronic Equipment & Instruments (2.5%)
Aeroflex, Inc.*	32,650	304,624
Agilysis, Inc.^	9,500	$186,770
Anixter International, Inc.*	12,700	459,105
BEI Technologies, Inc.	5,100	122,247
Benchmark Electronics, Inc.*^	17,650	561,799
Brightpoint, Inc.*	7,850	147,031
Checkpoint Systems, Inc.*	15,900	268,392
Cognex Corp.	17,700	440,376
Coherent, Inc.*	11,900	401,744
CTS Corp.^	20,400	265,200
Cyberoptics Corp.*	15,200	189,696
Daktronics, Inc.*^	5,700	123,405
Digital Theater Systems, Inc.*^	6,800	123,148
Dionex Corp.*	8,200	446,900
Electro Scientific Industries, Inc.*	14,200	275,338
Excel Technology, Inc.*	9,492	233,313
Faro Technologies, Inc.*^	4,800	112,992
Global Imaging Systems, Inc.*^	8,800	312,048
Identix Corp.*^	37,900	191,395
INTAC International, Inc.*^	9,700	122,220
Itron, Inc.*	6,900	204,516
Keithley Instruments, Inc.	5,100	82,263
KEMET Corp.*	42,200	327,050
Landauer, Inc.	2,700	128,358
LeCroy Corp.*	6,000	102,780
Lexar Media, Inc.*^	24,500	122,010
Littelfuse, Inc.*^	9,800	280,770
Measurement Specialties, Inc.*	5,900	135,700
Merix Corp.*	14,600	163,666
Methode Electronics, Inc.^	11,300	136,843
Metrologic Instruments, Inc.*	10,900	245,032
MTS Systems Corp.^	7,100	206,113
Multi-Fineline Electronix, Inc.*^	7,650	135,023
Newport Corp.*	19,200	278,208
OSI Systems, Inc.*^	4,700	82,297
Park Electrochemical Corp.	5,800	117,508
Paxar Corp.*	13,900	296,626
Photon Dynamics, Inc.*^	9,104	173,522
Planar Systems, Inc.*^	13,300	119,966
Plexus Corp.*	16,300	187,613
RadiSys Corp.*^	6,050	85,668
RAE Systems, Inc.*^	21,300	65,391
Rofin-Sinar Technologies, Inc.*	6,000	192,840
Rogers Corp.*	6,500	260,000
Scansource, Inc.*	5,700	295,431
Spatialight, Inc.*^	18,350	92,668
SYNNEX Corp.*	7,600	132,392
Sypris Solutions, Inc.	6,000	64,320
Taser International, Inc.*^	19,400	232,800
Technitrol, Inc.*	19,500	290,940
Trimble Navigation Ltd.*^	22,500	760,725
TTM Technologies, Inc.*	16,600	173,636
Universal Display Corp.*^	20,500	143,295
Veeco Instruments, Inc.*^	11,200	168,560
Viisage Technology, Inc.*^	13,600	45,832
Woodhead Industries, Inc.	5,700	77,520
X-Rite, Inc.	7,700	115,808
Zygo Corp.*	5,900	76,464

		12,087,897

Internet Software & Services (2.2%)
Allscripts Healthcare Solutions, Inc.*	18,200	260,260
aQuantive, Inc.*v	19,900	220,293
AsiaInfo Holdings, Inc.*^	36,800	184,736
Autobytel, Inc.*	11,200	56,448
Blue Coat Systems, Inc.*^	3,700	86,950
Chordiant Software, Inc.*	29,000	48,430
CMGI, Inc.*^	164,500	342,160
CNET Networks, Inc.*	53,400	504,096

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Digital Insight Corp.*^	13,068	$214,315
Digital River, Inc.*	15,000	467,400
Digitas, Inc.*	30,200	305,020
DoubleClick, Inc.*	48,700	374,990
EarthLink, Inc.*	55,700	501,300
eCollege.com, Inc.*^	9,400	121,636
Entrust, Inc.*	20,200	75,750
Equinix, Inc.*^	4,000	169,360
FindWhat.com*	10,700	110,959
Homestore.com, Inc.*^	89,750	199,245
InfoSpace, Inc.*^	12,900	526,707
Internap Network Services Corp.*	118,600	69,974
Internet Capital Group, Inc.*^	17,700	124,254
Internet Security Systems, Inc.*	18,900	345,870
Interwoven, Inc.*	15,225	118,603
Ipass, Inc.*	17,700	108,324
iVillage, Inc.*^	21,100	128,499
j2 Global Communications, Inc.*	7,900	271,049
Jupitermedia Corp.*	9,500	147,345
Keynote Systems, Inc.*	7,300	86,651
Marchex, Inc., Class B*^	10,900	203,176
Matrixone, Inc.*^	15,900	75,843
Motive, Inc.*^	9,550	95,500
Neoforma, Inc.*^	14,000	111,300
Net2Phone, Inc.*^	44,600	71,806
Netratings, Inc.*^	8,700	132,675
NIC Corp.*	41,400	197,478
Openwave Systems, Inc.*	24,467	298,253
Opsware, Inc.*	16,200	83,592
PEC Solutions, Inc.*^	13,600	171,088
RealNetworks, Inc.*	45,500	262,990
Retek, Inc.*	18,300	205,326
S1 Corp.*	35,000	242,900
Seebeyond Technology Corp.*^	22,300	70,468
Sohu.com, Inc.*	8,800	154,704
SonicWALL, Inc.*	17,500	89,075
Stellent, Inc.*^	9,500	79,895
SupportSoft, Inc.*	15,700	82,896
Terremark Worldwide, Inc.*	131,100	85,215
Travelzoo, Inc.*	1,800	89,496
United Online, Inc.*	21,450	224,581
ValueClick, Inc.*^	32,000	339,520
Vignette Corp.*	100,800	132,048
WebEx Communications, Inc.*^	10,500	226,695
webMethods, Inc.*	15,500	84,940
Websense, Inc.*	10,500	564,900

		10,546,984

IT Services (1.7%)
answerthink, Inc.*	21,500	88,795
Anteon International Corp.*	12,000	467,160
BISYS Group, Inc.*	48,600	762,048
CACI International, Inc., Class A*	11,600	640,668
Ciber, Inc.*^	17,200	125,044
Covansys Corp.*	11,800	175,997
CSG System International, Inc.*	25,600	417,024
eFunds Corp.*	22,600	504,432
Euronet Worldwide, Inc.*^	9,100	259,805
Forrester Research, Inc.*^	14,400	202,752
Gartner, Inc., Class A*^	25,089	240,102
Greenfield Online, Inc.*	6,700	131,655
iGate Capital Corp.*	15,100	56,323
Infocrossing, Inc.*^	8,500	134,640
infoUSA, Inc.*^	10,100	106,151
Intrado, Inc.*^	4,900	60,270
iPayment, Inc.*^	3,200	135,040
Kanbay International, Inc.*	5,250	107,415
Keane, Inc.*^	24,900	324,447
Lionbridge Technologies, Inc.*	19,300	109,817
ManTech International Corp., Class A*^	7,500	$173,025
MAXIMUS, Inc.^	8,400	281,316
MPS Group, Inc.*	44,767	470,501
Ness Technologies, Inc.*^	10,700	128,186
Pegasus Solutions, Inc.*^	8,450	99,879
Perot Systems Corp., Class A*	32,200	432,768
RightNow Technologies, Inc.*^	6,950	85,207
Safeguard Scientifics, Inc.*	126,000	178,920
Sapient Corp.*^	26,200	192,439
SRA International, Inc., Class A*	5,200	313,300
Startek, Inc.^	3,600	60,480
SYKES Enterprises, Inc.*	29,000	199,230
Syntel, Inc.^	12,100	214,170
TNS, Inc.*	5,700	102,315
Tyler Technologies, Inc.*^	13,700	104,257

		8,085,578

Semiconductors & Semiconductor Equipment (3.1%)
Actel Corp.*	7,500	115,350
ADE Corp.*	5,900	130,980
Advanced Energy Industries, Inc.*^	17,600	170,192
Alliance Semiconductor Corp.*	30,800	76,692
AMIS Holdings, Inc.*	12,600	142,254
Asyst Technologies, Inc.*^	16,300	78,077
ATMI, Inc.*^	13,200	330,528
August Technology Corp.*	9,700	113,684
Axcelis Technologies, Inc.*	42,800	312,440
Brooks Automation, Inc.*	16,452	249,741
Cabot Microelectronics Corp.*^	10,300	323,214
California Micro Devices CP*	9,900	49,995
Cirrus Logic, Inc.*	39,300	177,636
Cohu, Inc.	7,100	113,245
Credence Systems Corp.*^	38,930	307,936
Cymer, Inc.*	15,800	422,966
Diodes, Inc.*	4,500	122,085
DSP Group, Inc.*	13,600	350,336
DuPont Photomasks, Inc.*^	4,000	106,680
Entegris, Inc.*	23,400	231,426
ESS Technology, Inc.*^	36,800	193,936
Exar Corp.*	19,300	258,620
FEI Co.*^	10,844	251,039
Formfactor, Inc.*^	11,300	255,832
Genesis Microchip, Inc.*^	10,600	153,170
Helix Technology Corp.	15,000	232,050
Integrated Device Technology, Inc.*	42,400	510,072
Integrated Silicon Solutions, Inc.*^	14,300	95,810
IXYS Corp.*^	9,600	109,824
Kopin Corp.*	23,600	72,452
Kulicke & Soffa Industries, Inc.*^	24,600	154,734
Lattice Semiconductor Corp.*	43,600	234,132
Leadis Technology, Inc.*	15,100	90,298
LTX Corp.*	23,300	103,452
Mattson Technology, Inc.*	15,900	126,246
Micrel, Inc.*	28,600	263,692
Microsemi Corp.*	23,472	382,359
Microtune, Inc.*	22,400	96,544
Mindspeed Technologies, Inc.*^	42,000	93,660
MIPS Technologies, Inc.*	23,500	270,250
MKS Instruments, Inc.*	13,400	212,792
Monolithic System Technology, Inc.*^	11,200	65,520
Mykrolis Corp.*	16,500	235,950
OmniVision Technologies, Inc.*^	23,700	359,055
ON Semiconductor Corp.*	48,800	192,760
Pericom Semiconductor Corp.*^	23,000	197,110
Photronics, Inc.*	13,100	237,110

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Pixelworks, Inc.*	15,000	$122,250
PLX Technology, Inc.*^	8,000	84,000
Portalplayer, Inc.*	5,900	134,697
Power Integrations, Inc.*	12,500	261,125
RF Micro Devices, Inc.*	83,000	433,260
Rudolph Technologies, Inc.*	11,200	168,672
Semitool, Inc.*	22,900	233,580
Sigmatel, Inc.*^	10,000	374,300
Silicon Image, Inc.*	33,900	341,034
Silicon Storage Technology, Inc.*	32,300	120,156
Sipex Corp.*	26,300	61,016
Sirf Technology Holdings, Inc.*^	9,700	108,252
Skyworks Solutions, Inc.*	61,700	391,795
Staktek Holdings, Inc.*	20,400	80,784
Standard Microsystems Corp.*	7,500	130,200
Supertex, Inc.*	4,800	87,888
Tessera Technologies, Inc.*	9,700	419,331
Transmeta Corp.*^	59,400	55,242
Trident Microsystems, Inc.*^	9,600	169,728
Triquint Semiconductor, Inc.*	57,621	194,759
Ultratech, Inc.*^	6,800	99,280
Varian Semiconductor Equipment Associates, Inc.*^	14,600	554,946
Vitesse Semiconductor Corp.*^	95,000	254,600
Volterra Semiconductor Corp.*	6,700	90,450
Zoran Corp.*	20,600	213,210

		14,558,481

Software (3.5%)
Advent Software, Inc.*	13,900	252,702
Agile Software Corp.*	14,700	107,016
Altiris, Inc.*^	8,300	197,955
Ansoft Corp.*	5,400	145,692
Ansys, Inc.*	13,200	451,572
Ascential Software Corp.*	29,450	545,708
Aspen Technology, Inc.*^	11,900	67,592
Atari, Inc.*^	72,200	228,152
Authentidate Holding Corp.*	11,800	47,082
Blackbaud, Inc.	10,150	127,890
Blackboard, Inc.*^	8,200	143,008
Borland Software Corp.*	35,466	287,984
Catapult Communications Corp.*	4,638	99,021
CCC Information Services Group, Inc.*	9,701	221,668
Concord Communications, Inc.*	16,000	161,920
Concur Technologies, Inc.*^	8,800	71,456
Digimarc Corp.*^	16,100	99,015
E.piphany, Inc.*	18,900	67,095
Embarcadero Technologies, Inc.*	5,400	35,586
Epicor Software Corp.*	17,700	231,870
EPIQ Systems, Inc.*	4,950	64,251
Factset Research Systems, Inc.^	12,300	406,023
Filenet Corp.*	15,200	346,256
Hyperion Solutions Corp.*	16,780	740,166
Informatica Corp.*	37,400	309,298
InterVoice, Inc.*	11,600	130,268
JAMDAT Mobile, Inc.*^	7,500	129,300
JDA Software Group, Inc.*	9,650	135,486
KFX, Inc.*^	18,900	253,260
Kronos, Inc.*^	13,787	704,653
Lawson Software, Inc.*	23,000	135,700
Macrovision Corp.*	21,000	478,590
Magma Design Automation, Inc.*^	11,200	132,944
Manhattan Associates, Inc.*^	11,600	236,292
Manugistics Group, Inc.*^	34,900	58,632
Mentor Graphics Corp.*^	29,200	400,040
Micromuse, Inc.*	31,300	141,789
Micros Systems, Inc.*	16,200	594,702
MicroStrategy, Inc., Class A*^	5,400	293,058
Midway Games, Inc.*^	24,900	$255,474
MRO Software, Inc.*	6,500	91,195
MSC.Software Corp.*	8,400	92,820
NetIQ Corp.*	26,480	302,666
NetScout Systems, Inc.*	12,700	56,515
Open Solutions, Inc.*^	5,100	101,133
PalmSource, Inc.*^	8,896	80,420
Parametric Technology Corp.*	108,100	604,279
Pegasystems, Inc.*^	11,600	62,408
Portal Software, Inc.*^	25,080	60,694
Progress Software Corp.*	11,500	301,530
QAD, Inc.*	6,400	52,928
Quality Systems, Inc.*^	3,800	160,892
Quest Software, Inc.*	20,100	278,184
Renaissance Learning, Inc.^	11,100	190,032
RSA Security, Inc.*	30,200	478,670
Salesforce.com, Inc.*	6,700	100,433
ScanSoft, Inc.*^	48,834	181,662
Secure Computing Corp.*	11,525	98,769
Serena Software, Inc.*^	11,150	264,924
Sonic Solutions, Inc.*^	5,100	76,755
SPSS, Inc.*	4,700	81,733
SS&C Technologies, Inc.*	4,500	102,600
Take-Two Interactive Software, Inc.*	19,800	774,180
Talx Corp.	6,885	125,032
THQ, Inc.*	19,350	544,509
TradeStation Group, Inc.*	28,000	169,120
Transaction Systems Architechs, Inc., Class A*	16,700	386,605
Ulticom, Inc.*^	8,500	94,605
Ultimate Software Group, Inc.*^	9,800	156,604
Verint Systems, Inc.*	4,100	143,254
Verity, Inc.*	12,000	113,400
Wind River Systems, Inc.*	35,900	541,372
Witness Systems, Inc.*^	9,700	170,235

		16,576,324

Total Information Technology		78,501,761

Materials (6.3%)
Chemicals (2.8%)
Airgas, Inc.	24,200	578,138
Albemarle Corp.	13,800	501,768
Arch Chemicals, Inc.	10,800	307,476
Calgon Carbon Corp.^	14,200	121,268
Cambrex Corp.	10,500	223,650
Crompton Corp.	54,265	792,269
Cytec Industries, Inc.	17,300	938,525
Ferro Corp.	15,700	295,474
FMC Corp.*	16,100	860,545
Georgia Gulf Corp.	11,600	533,368
Great Lakes Chemical Corp.	20,400	655,248
H.B. Fuller Co.	13,700	397,300
Headwaters, Inc.*^	13,900	456,198
Hercules, Inc.*	44,300	641,464
Kronos Worlwide, Inc.	3,948	167,829
MacDermid, Inc.	11,000	357,500
Minerals Technologies, Inc.	8,300	545,974
Mosaic Co.*	56,200	958,772
NewMarket Corp.*	6,300	117,180
NL Industries, Inc.*^	6,750	155,925
Octel Corp.^	4,800	88,944
Olin Corp.	30,232	674,173
OM Group, Inc.*	11,500	349,830
Omnova Solutions, Inc.*	27,400	147,138
PolyOne Corp.*	39,800	353,424
Schulman (A.), Inc.^	15,900	276,978
Sensient Technologies Corp.	18,700	403,172

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Spartech Corp.	10,200	$202,470
Stepan Co.	6,000	141,060
Symyx Technologies, Inc.*^	12,372	272,803
Terra Industries, Inc.*^	22,600	175,376
Valhi, Inc.^	9,040	177,636
W.R. Grace & Co.*^	29,800	253,896
Wellman, Inc.	10,800	156,168
Westlake Chemical Corp.	5,000	161,750

		13,440,689

Construction Materials (0.3%)
Ameron International Corp.	2,600	93,600
Eagle Materials, Inc.^	7,500	607,050
Texas Industries, Inc.	9,900	532,125
U.S. Concrete, Inc.*	23,700	148,599

		1,381,374

Containers & Packaging (0.8%)
Anchor Glass Container Corp.^	13,900	31,136
AptarGroup, Inc.	14,800	769,304
Caraustar Industries, Inc.*^	12,807	165,210
Chesapeake Corp.	7,400	155,548
Crown Holdings, Inc.*	73,300	1,140,548
Graphic Packaging Corp.*^	26,700	117,747
Greif, Inc., Class A	5,800	404,144
Longview Fibre Co.	25,700	482,132
Myers Industries, Inc.	7,700	108,647
Rock-Tenn Co., Class A	16,000	212,800
Silgan Holdings, Inc.	6,300	409,374

		3,996,590

Industrial Conglomerates (0.1%)
Aleris International, Inc.*	11,200	279,440

Metals & Mining (1.9%)
AK Steel Holding Corp.*	45,000	497,700
Allegheny Technologies, Inc.	39,900	961,989
AMCOL International Corp.	6,500	121,940
Brush Engineered Materials, Inc.*	6,300	119,889
Carpenter Technology Corp.	10,400	617,864
Century Aluminum Co.*^	8,200	248,132
Cleveland-Cliffs, Inc.^	9,800	714,126
Coeur d’Alene Mines Corp.*^	126,900	465,723
Commercial Metals Co.	24,600	833,694
Compass Minerals International, Inc.	6,700	170,515
GrafTech International Ltd.*^	36,400	207,116
Hecla Mining Co.*^	44,500	243,860
Metal Management, Inc.	7,200	184,896
Metals USA, Inc.*^	8,200	160,638
NN, Inc.	7,000	86,240
Oregon Steel Mills, Inc.*	14,900	342,700
Quanex Corp.	11,700	623,844
Royal Gold, Inc.	5,400	98,982
RTI International Metals, Inc.*	11,500	269,100
Ryerson Tull, Inc.^	9,500	120,365
Schnitzer Steel Industries, Inc.^	9,050	305,256
Steel Dynamics, Inc.^	17,000	585,650
Steel Technologies, Inc.	5,100	122,349
Stillwater Mining Co.*^	16,129	158,871
Titanium Metals Corp.*^	6,500	234,000
USEC, Inc.^	41,400	673,992
Wheeling-Pittsburgh Corp.*^	4,000	124,200

		9,293,631

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	9,100	98,280
Deltic Timber Corp.	3,300	129,030
Glatfelter	9,700	143,075
Pope & Talbot, Inc.	6,300	110,754
Potlatch Corp.	13,600	640,152
Schweitzer-Mauduit International, Inc.	8,600	$288,530
Wausau-Mosinee Paper Corp.	21,500	304,010

		1,713,831

Total Materials		30,105,555

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.5%)
Alaska Communications Systems Group, Inc.	17,300	173,865
Broadwing, Corp.*^	16,178	66,977
Cincinnati Bell, Inc.*	106,500	452,625
Commonwealth Telephone Enterprises, Inc.*^	8,900	419,546
CT Communications, Inc.	6,100	64,233
D&E Communications, Inc.	6,000	54,780
General Communication, Inc., Class A*	15,000	136,950
Golden Telecom, Inc.^	4,240	108,544
ITC Deltacom, Inc.*	23,300	18,407
North Pittsburgh Systems, Inc.	5,100	100,801
Premier Global Services, Inc.^	27,700	313,564
Primus Telecom Group*^	25,300	39,721
Shenandoah Telecommunications Co.^	3,800	117,800
SureWest Communications^	4,900	112,994
Talk America Holdings, Inc.*	8,900	57,405
Time Warner Telecom, Inc., Class A*^	45,100	179,047

		2,417,259

Wireless Telecommunication Services (0.5%)
Alamosa Holdings, Inc.*^	43,980	513,246
@Road, Inc.*	34,200	140,220
Centennial Communications Corp.*	400	4,340
Dobson Communications Corp.*^	48,600	98,172
EMS Technologies, Inc.*	4,000	54,400
InPhonic, Inc.*^	6,500	147,648
Price Communications Corp.*	18,417	322,297
SBA Communications Corp., Class A*^	18,250	167,170
Triton PCS Holdings, Inc., Class A*	58,100	128,982
Ubiquitel, Inc.*	27,900	186,930
USA Mobility, Inc.*^	9,475	306,990
Wireless Facilities, Inc.*^	16,900	105,625

		2,176,020

Total Telecommunication Services		4,593,279

Utilities (3.6%)
Electric Utilities (1.1%)
Black Hills Corp.	13,000	429,910
Central Vermont Public Service Corp.	4,000	89,920
CH Energy Group, Inc.^	7,200	329,040
Cleco Corp.	21,100	449,430
Duquesne Light Holdings, Inc.^	30,700	550,144
El Paso Electric Co.*	21,300	404,700
Empire District Electric Co.^	10,500	244,230
Idacorp, Inc.	16,400	465,268
MGE Energy, Inc.^	9,700	321,555
Ormat Technologies, Inc.	9,000	140,940
Otter Tail Corp.	12,900	323,016
PNM Resources Inc.	25,350	676,338
UIL Holdings Corp.^	6,600	334,290
Unisource Energy Corp.^	15,200	470,744

		5,229,525

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (1.4%)
Atmos Energy Corp.^	32,600	$880,200
Cascade Natural Gas Corp.^	7,520	150,099
EnergySouth, Inc.	5,000	143,175
Laclede Group, Inc.	8,700	254,040
New Jersey Resources Corp.^	11,950	520,183
Nicor, Inc.^	21,600	801,144
Northwest Natural Gas Co.^	12,400	448,508
Peoples Energy Corp.^	15,100	632,992
Piedmont Natural Gas Co.^	33,800	778,752
South Jersey Industries, Inc.	5,900	332,760
Southern Union Co.*	37,814	949,510
Southwest Gas Corp.	15,100	364,816
WGL Holdings, Inc.^	19,600	606,816

		6,862,995

Multi-Utilities & Unregulated Power (0.9%)
Aquila, Inc.*^	89,400	342,402
Avista Corp.	19,600	343,000
Calpine Corp.*^	185,700	519,960
CMS Energy Corp.*	84,600	1,103,184
Energen Corp.	16,900	1,125,540
Sierra Pacific Resources*^	47,644	512,173
Ultralife Batteries, Inc.*^	7,700	131,824

		4,078,083

Water Utilities (0.2%)
American States Water Co.	5,150	130,295
California Water Service Group^	7,400	246,938
Connecticut Water Service, Inc.	8,200	204,508
Middlesex Water Co.	12,366	224,443
SJW Corp.	4,730	166,165
Southwest Water Co.^	11,340	118,276

		1,090,625

Total Utilities		17,261,228

Total Common Stocks (99.2%) (Cost $405,744,536)		471,608,834

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Securities (0.3%)
U.S. Treasury Bills
2.847%, 7/14/05 #(o)	$1,640,000	1,626,999

Short-Term Investments of Cash Collateral for Securities Loaned (27.8%)
ABN Amro Bank N.V. N.Y. Branch
2.93%, 4/1/05 (l)	2,000,000	2,000,000
Bank of Nova Scotia N.Y.
2.84%, 5/30/06 (l)	4,997,085	4,997,085
Barclays Capital
2.85%, 4/1/05	2,653,215	2,653,215
Barclays London
2.74%, 5/11/05	11,004,721	11,004,721
Blue Heron Funding VII Ltd.
3.03%, 5/27/05 (l)	5,000,100	5,000,100
Concord Minutemen C.C. LLC, Series A
2.77%, 4/14/05 (l)	$9,999,826	$9,999,826
2.87%, 5/24/05	1,986,067	1,986,067
Dresdner Bank AG
2.93%, 4/1/05	25,000,000	25,000,000
General Electric Capital Corp.
2.96%, 3/29/06 (l)	7,003,482	7,003,482
2.98%, 5/12/06 (l)	2,005,201	2,005,201
General Electric Co.
2.68%, 10/24/05 (l)	2,000,929	2,000,929
Giro Funding U.S. Corp.
2.97%, 6/15/05	1,984,922	1,984,922
Giro Multi Funding
2.81%, 4/20/05	1,995,325	1,995,325
HSBC Finance Corp.
2.68%, 4/4/05	3,983,683	3,983,683
ING USA
2.88%, 5/18/05	6,000,000	6,000,000
Merrill Lynch and Co.
2.72%, 10/19/06 (l)	5,000,000	5,000,000
Morgan Stanley
3.06%, 3/31/06 (l)	3,000,000	3,000,000
New York Life Insurance
2.96%, 6/30/05 (l)	2,300,000	2,300,000
Nomura Securities
2.95%, 4/1/05	18,955,500	18,955,500
Nordeutsche Landesbank, N.Y.
2.86%, 3/30/06 (l)	9,993,144	9,993,144
U.S. Bank N.A.
2.84%, 10/2/06 (l)	4,995,667	4,995,667

Total Short-Term Investments of Cash Collateral for Securities Loaned		131,858,867

Time Deposit (0.4%)
JPMorgan Chase Nassau
2.24%, 2/1/05	1,698,074	1,698,074

Total Short-Term Debt Securities (28.5%) (Amortized Cost $135,183,940)		135,183,940

Total Investments (127.7%) (Cost/Amortized Cost $540,928,476)		606,792,774
Other Assets Less Liabilities (-27.7%)		(131,600,566)

Net Assets (100%)		$475,192,208

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

REIT — Real Estate Investment Trust

At March 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/05	Unrealized Depreciation
Russell 2000 Index	5	June-05	$1,562,725	$1,544,750	$(17,975)

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$28,785,072
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	12,230,474

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,472,805
Aggregate gross unrealized depreciation	(37,474,415)

Net unrealized appreciation	$64,998,390

Federal income tax cost of investments	$541,795,384

At March 31, 2005, the Portfolio had loaned securities with a total value of $129,305,745. This was secured by collateral of $131,858,867 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Advertising (0.1%)
Fastclick, Inc.*	270	$3,240

Distributors (0.5%)
BlueLinx Holdings, Inc.	1,500	20,265

Hotels, Restaurants & Leisure (3.7%)
Choice Hotels International, Inc.	414	25,647
Gaylord Entertainment Co.*	1,500	60,600
Station Casinos, Inc.	614	41,476
WMS Industries, Inc.*	1,143	32,187

		159,910

Internet & Catalog Retail (1.1%)
Priceline.com, Inc.*	1,800	45,360

Leisure Equipment & Products (3.5%)
Marvel Enterprises, Inc.*	7,403	148,060

Media (1.2%)
Lions Gate Entertainment Corp.*	3,100	34,255
Lodgenet Entertainment Corp.*	943	17,766

		52,021

Specialty Retail (2.7%)
Children’s Place, Inc.*	500	23,875
GameStop Corp.*	1,300	28,808
Rush Enterprises, Inc., Class A*	1,634	25,621
West Marine, Inc.*	1,845	39,225

		117,529

Total Consumer Discretionary		546,385

Consumer Staples (0.8%)
Household Products (0.8%)
Rayovac Corp.*	800	33,280

Total Consumer Staples		33,280

Financials (6.2%)
Commercial Banks (0.7%)
First Republic Bank	900	29,133

Diversified Financial Services (0.5%)
Primus Guaranty Ltd.*	1,491	19,428

Real Estate (3.1%)
CB Richard Ellis Services, Inc., Class A*	3,852	134,781

Thrifts & Mortgage Finance (1.9%)
Accredited Home Lenders Holding Co.*	800	28,984
E-LOAN, Inc.*	11,728	31,079
Fidelity Bankshares, Inc.	950	21,831

		81,894

Total Financials		265,236

Health Care (20.2%)
Biotechnology (3.0%)
Encysive Pharmaceuticals, Inc.*	3,100	31,682
Eyetech Pharmaceuticals, Inc.*	1,600	44,000
Martek Biosciences Corp.*	300	17,457
Neurocrine Biosciences, Inc.*	900	34,254

		127,393

Health Care Equipment & Supplies (5.3%)
Advanced Medical Optics, Inc.*	2,300	83,283
DJ Orthopedics, Inc.*	1,848	46,292
Kyphon, Inc.*	800	20,136
Nektar Therapeutics*	1,900	26,486
PerkinElmer, Inc.	2,485	51,266

		227,463

Health Care Providers & Services (7.9%)
Advisory Board Co.*	459	$20,058
Andrx Corp.*	1,247	28,270
Covance, Inc.*	533	25,376
Kindred Healthcare, Inc.*	2,333	81,888
Matria Healthcare, Inc.*	843	25,889
PSS World Medical, Inc.*	4,278	48,641
SFBC International, Inc.*	952	33,548
VCA Antech, Inc.*	1,400	28,322
WellCare Health Plans, Inc.*	1,400	42,644

		334,636

Pharmaceuticals (4.0%)
First Horizon Pharmaceutical Corp.*	1,760	29,709
Inspire Pharmaceuticals, Inc.*	3,633	29,645
Medicines Co.*	2,500	56,650
MGI Pharma, Inc.*	1,400	35,378
NitroMed, Inc.*	1,200	20,772

		172,154

Total Health Care		861,646

Industrials (24.3%)
Aerospace & Defense (3.7%)
Engineered Support Systems	934	49,988
Hexcel Corp.*	1,796	27,856
Mercury Computer Systems, Inc.*	1,400	38,612
SI International, Inc.*	1,511	41,749

		158,205

Air Freight & Logistics (1.0%)
Hub Group, Inc., Class A*	700	43,869

Commercial Services & Supplies (11.4%)
Corporate Executive Board Co.	796	50,904
First Advantage Corp.*	638	13,398
Gevity HR, Inc.	2,035	38,909
Hudson Highland Group, Inc.*	1,162	19,859
Intersections, Inc.*	3,117	45,352
Labor Ready, Inc.*	2,700	50,355
Laureate Education, Inc.*	1,400	59,906
Navigant Consulting Co.*	4,125	112,324
Resources Connection, Inc.*	2,898	60,655
Wright Express Corp.*	1,932	33,037

		484,699

Construction & Engineering (0.7%)
Dycom Industries, Inc.*	1,280	29,427

Machinery (4.3%)
Actuant Corp., Class A*	1,194	53,634
Gardner Denver, Inc.*	1,769	69,893
JLG Industries, Inc.	1,100	23,705
Oshkosh Truck Corp.	450	36,896

		184,128

Road & Rail (0.9%)
Genesee & Wyoming, Inc., Class A*	1,448	37,518

Trading Companies & Distributors (2.3%)
Hughes Supply, Inc.	2,818	83,835
Nuco2, Inc.*	442	11,625

		95,460

Total Industrials		1,033,306

Information Technology (24.0%)
Communications Equipment (1.0%)
Ariba, Inc.*	2,000	15,520
NMS Communications Corp.*	5,930	25,440

		40,960

Computers & Peripherals (1.1%)
Hypercom Corp.*	10,356	48,984

Electronic Equipment & Instruments (1.8%)
Identix Corp.*	5,200	26,260

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Photon Dynamics, Inc.*	1,600	$30,496
Universal Display Corp.*	2,610	18,244

		75,000

Internet Software & Services (8.2%)
CNET Networks, Inc.*	8,299	78,342
InfoSpace, Inc.*	2,200	89,826
iVillage, Inc.*	14,597	88,896
j2 Global Communications, Inc.*	725	24,875
Niku Corp.*	12	217
ValueClick, Inc.*	2,100	22,281
WebEx Communications, Inc.*	1,000	21,590
webMethods, Inc.*	4,400	24,112

		350,139

IT Services (4.8%)
Alliance Data Systems Corp.*	1,300	52,520
eFunds Corp.*	900	20,088
Euronet Worldwide, Inc.*	1,200	34,260
iPayment, Inc.*	800	33,760
Sapient Corp.*	3,983	29,255
TNS, Inc.*	2,100	37,695

		207,578

Semiconductors & Semiconductor Equipment (0.8%)
Pixelworks, Inc.*	4,268	34,784

Software (6.3%)
Cogent, Inc.*	400	10,072
Concur Technologies, Inc.*	3,686	29,930
JAMDAT Mobile, Inc.*	1,200	20,688
Open Solutions, Inc.*	4,871	96,592
Quest Software, Inc.*	5,696	78,833
Transaction Systems Architechs, Inc., Class A*	1,356	31,391

		267,506

Total Information Technology		1,024,951

Materials (1.8%)
Chemicals (1.8%)
Airgas, Inc.	1,290	$30,818
Headwaters, Inc.*	400	13,128
Olin Corp.	1,376	30,685

Total Materials		74,631

Telecommunication Services (3.4%)
Wireless Telecommunication Services (3.4%)
NII Holdings, Inc.*	900	51,750
Ubiquitel, Inc.*	13,704	91,817

Total Telecommunication Services		143,567

Total Common Stocks (93.5%) (Cost $3,890,127)		3,983,002

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.7%)
JPMorgan Chase Nassau
2.24%, 4/1/05
(Amortized Cost $158,460)	$158,460	158,460

Total Investments (97.2%) (Cost/Amortized Cost $4,048,587)		4,141,462
Other Assets Less Liabilities (2.8%)		120,153

Net Assets (100%)		$4,261,615

*	Non-income producing.

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,879,294
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	1,191,405

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$309,599
Aggregate gross unrealized depreciation	(219,206)

Net unrealized appreciation	$90,393

Federal income tax cost of investments	$4,051,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2005 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with forty-nine diversified portfolios and four non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: EQ/Enterprise Mergers and Acquisitions Portfolio, EQ/Lazard Small Cap Value Portfolio, EQ/Marsico Focus Portfolio and EQ/ Emerging Markets Equity Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for the Portfolio.

The Trust has the right to issue two classes of shares, Class IA and Class IB. Class IA shares were seeded for the EQ/Enterprise Equity Income and the EQ/Enterprise Growth Portfolios on December 13, 2004. As of and during the period ended March 31, 2005, the Trust had Class IB shares outstanding for each Portfolio except for the EQ/MONY Diversified Portfolio, EQ/MONY Equity Growth Portfolio, and the EQ/MONY Equity Income Portfolio, EQ/MONY Government Securities Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio and EQ/MONY Money Market Portfolio (collectively “MONY Portfolios”). In addition, as of and during the period ended March 31, 2005, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) (“Equitable”), an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Alliance Premier Growth Portfolio, EQ/Bernstein Diversified Value Portfolio, EQ/Enterprise Equity Income Portfolio, EQ/Enterprise Growth Portfolio, EQ/FI Small/Mid Cap Value Portfolio and EQ/MFS Emerging Growth Companies Portfolio. Equitable is the primary shareholder of Class IA shares for EQ/Calvert Socially Responsible Portfolio, and EQ/Evergreen Omega Portfolio.

The investment objectives of each Portfolio are as follows:

EQ/Alliance Common Stock Portfolio (advised by Alliance Capital Management L.P. (“Alliance”)(an affiliate of Equitable)) — Seeks to achieve long-term growth of capital.

EQ/Alliance Growth and Income Portfolio (advised by Alliance) — Seeks to provide a high total return.

EQ/Alliance Intermediate Government Securities Portfolio (advised by Alliance) — Seeks to achieve high current income consistent with relative stability of principal.

EQ/Alliance International Portfolio (advised by Alliance) — Seeks long-term growth of capital.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

EQ/Alliance Premier Growth Portfolio (advised by Alliance) — Seeks to achieve long-term growth of capital.

EQ/Alliance Quality Bond Portfolio (advised by Alliance) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Alliance Small Cap Growth Portfolio (advised by Alliance) — Seeks to achieve long-term growth of capital.

EQ/Bernstein Diversified Value Portfolio (advised by Alliance through its Bernstein Investment Research and Management unit) — Seeks capital appreciation.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Brown Capital Management, Inc.) — Seeks long-term capital appreciation.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks to achieve long-term growth of capital. Effective December 13, 2004, Capital Guardian replaced Putnam Investment Management, LLC (“Putnam”) as the Adviser for the EQ/Capital Guardian Growth Portfolio.

EQ/Capital Guardian International Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Emerging Markets Equity Portfolio (advised by Morgan Stanley Investment Management, Inc.) — Seeks long-term capital appreciation.

EQ/Enterprise Capital Appreciation Portfolio (advised by Marsico Capital Management, LLC (“Marsico”)) — Seeks to maximize capital appreciation.

EQ/Enterprise Deep Value Portfolio (advised by Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Enterprise Equity Portfolio (advised by TCW Investment Management Company) — Seeks to achieve long-term capital appreciation.

EQ/Enterprise Equity Income Portfolio (advised by Boston Advisors, Inc. (“Boston Advisors”), an affiliate of Equitable) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Enterprise Global Socially Responsive Portfolio (advised by Rockefeller & Co., Inc.) — Seeks to achieve total return.

EQ/Enterprise Growth Portfolio (advised by Montag & Caldwell, Inc. (“Montag”)) — Seeks to achieve capital appreciation.

EQ/Enterprise Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Enterprise High-Yield Bond Portfolio (advised by Caywood-Scholl Capital Management) — Seeks to maximize current income.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

EQ/Enterprise International Growth Portfolio (advised by SSgA Funds Management, Inc. (“SSgA”))— Seeks to achieve capital appreciation.

EQ/Enterprise Managed Portfolio (advised by Wellington) — Seeks to achieve growth of capital over time.

EQ/Enterprise Mergers and Acquisitions Portfolio (advised by Gabelli Asset Management Company (“GAMCO”))— Seeks to achieve capital appreciation.

EQ/Enterprise Multi-Cap Growth Portfolio (advised by Montag)— Seeks to achieve long-term capital appreciation. Effective December 13, 2004, Montag replaced Fred Alger Management, Inc. as Adviser for the EQ/Enterprise Multi-Cap Growth Portfolio.

EQ/Enterprise Short Duration Bond Portfolio (advised by Boston Advisors)— Seeks current income with reduced volatility of principal.

EQ/Enterprise Small Company Growth Portfolio (advised by Bear Stearns Asset Management Inc.)— Seeks to achieve capital appreciation. Effective December 13, 2004, Bear Stearns Asset Management Inc. replaced William D. Witter, Inc. as the Adviser for the EQ/Enterprise Small Company Growth Portfolio.

EQ/Enterprise Small Company Value Portfolio (advised by GAMCO)— Seeks to maximize capital appreciation.

EQ/Enterprise Total Return Portfolio (advised by Pacific Investment Management Company, LLC)— Seeks total return.

EQ/Equity 500 Index Portfolio (advised by Alliance) — Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Evergreen Omega Portfolio (advised by Evergreen Investment Management Company LLC) —Seeks long-term capital growth.

EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company (“Fidelity”)) — Seeks long-term growth of capital.

EQ/FI Small/Mid Cap Value Portfolio (advised by Fidelity) — Seeks long-term capital appreciation.

EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management, LLC) — Seeks long-term growth of capital.

EQ/J.P. Morgan Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc. (“JPMIM”)) — Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

EQ/JP Morgan Value Opportunities Portfolio (advised by JPMIM) — Seeks to achieve long-term capital appreciation. Effective December 13, 2004, JPMIM replaced Putnam as the Adviser for the EQ/JP Morgan Value Opportunities Portfolio.

EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management, LLC) — Seeks capital appreciation.

EQ/Marsico Focus Portfolio (advised by Marsico) — Seeks long-term growth of capital.

EQ/Mercury Basic Value Equity Portfolio (advised by Mercury Advisors) — Seeks capital appreciation and, secondarily, income.

EQ/Mercury International Value Portfolio (advised by Merrill Lynch Investment Managers International Limited) — Seeks capital appreciation.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

EQ/MFS Emerging Growth Companies Portfolio (advised by MFS Investment Management (“MFS”)) — Seeks to provide long-term capital growth.

EQ/MFS Investors Trust Portfolio (advised by MFS) — Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

EQ/Money Market Portfolio (advised by Alliance) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/MONY Diversified Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation.

EQ/MONY Equity Growth Portfolio (advised by Boston Advisors) — Seeks to achieve capital appreciation.

EQ/MONY Equity Income Portfolio (advised by Boston Advisors) — Seeks to achieve capital appreciation and a high level of current income.

EQ/MONY Government Securities Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

EQ/MONY Intermediate Term Bond Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation through investment in intermediate-maturity debt obligations.

EQ/MONY Long Term Bond Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

EQ/MONY Money Market Portfolio (advised by Boston Advisors) — Seeks to maximize current income while preserving capital and maintaining liquidity.

EQ/Small Company Index Portfolio (advised by Alliance) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ/Wells Fargo Montgomery Small Cap Portfolio (advised by Wells Capital Management, Inc.) —Seeks long-term capital appreciation.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio and the EQ/MONY Money Market Portfolio value all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank (“JPMorgan”), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders’ fees. Prior to September 13, 2004 State Street Bank acted as lending agent to certain approved broker-dealers for the EQ/Enterprise Capital Appreciation Portfolio, EQ/Enterprise Deep Value Portfolio, EQ/Enterprise Equity Portfolio, EQ/Enterprise Equity Income Portfolio, EQ/Enterprise Global Socially Responsive Portfolio, EQ/Enterprise Growth Portfolio, EQ/ Enterprise Growth and Income Portfolio, EQ/Enterprise High-Yield Portfolio, EQ/Enterprise International Growth Portfolio, EQ/Enterprise Managed Portfolio, EQ/Enterprise Mergers and Acquisitions Portfolio, EQ/Enterprise Multi-Cap Growth Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/Enterprise Small Company Growth Portfolio, EQ/Enterprise Small Company Value Portfolio, EQ/Enterprise Total Return Portfolio (collectively, “EAT Portfolios”) and the MONY Portfolios. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At March 31, 2005, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at March 31, 2005.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

March 31, 2005 (Unaudited)

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at March 31, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Subsequent Events

The following portfolios changed names as of May 9, 2005:

Old Name	New Name
EQ/Alliance Premier Growth	EQ/Alliance Large Cap Growth
EQ/Emerging Markets Equity	EQ/Van Kampen Emerging Markets Equity
EQ/Enterprise Equity	EQ/TCW Equity
EQ/Enterprise Equity Income	EQ/Boston Advisors Equity Income
EQ/Enterprise Growth	EQ/Montag & Caldwell Growth
EQ/Enterprise Growth and Income	EQ/UBS Growth and Income
EQ/Enterprise High-Yield Bond	EQ/Caywood-Scholl High Yield Bond
EQ/Enterprise International Growth	EQ/International Growth
EQ/Enterprise Mergers and Acquisitions	EQ/Mergers and Acquisitions
EQ/Enterprise Short Duration Bond	EQ/Short Duration Bond
EQ/Enterprise Small Company Growth	EQ/Bear Stearns Small Company Growth
EQ/Enterprise Small Company Value	EQ/Small Company Value
EQ/Enterprise Total Return	EQ/PIMCO Real Return
EQ/MONY Government Securities	EQ/Government Securities
EQ/MONY Intermediate Term Bond	EQ/Intermediate Term Bond
EQ/MONY Long Term Bond	EQ/Long Term Bond

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman
May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 27, 2005

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
May 27, 2005